SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 80
and/or
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 59
(Check appropriate box or boxes)
JOHN HANCOCK CAPITAL SERIES
(Exact Name of Registrant as Specified in Charter)
601 Congress Street
Boston, Massachusetts 02210-2805
(Address of Principal Executive Offices)
Registrant’s Telephone Number including Area Code
(617) 663-4324
ALFRED P. OUELLETTE, ESQ.
John Hancock Advisers, LLC
601 Congress Street
Boston, Massachusetts 02210-2805
(Name and Address of Agent for Service)
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☑	on May 1, 2008 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	on (date) pursuant to paragraph (a) of Rule 485
if appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

John Hancock
MUTUAL FUNDS

John Hancock Classic Value Fund

PROSPECTUS 5–1–08

➤ CLASS A, B AND C SHARES

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock Equity Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	Classic Value Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

4	Risks of investing

5	Who’s who

6	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

8	Choosing a share class

9	How sales charges are calculated

9	Sales charge reductions and waivers

10	Opening an account

12	Buying shares

13	Selling shares

15	Transaction policies

17	Dividends and account policies

17	Additional investor services

For more information See back cover

 Fund summary

John Hancock
Classic Value Fund

Day-to-day investment management: Pzena Investment Management, LLC

Class / Ticker     A PZFVX     B JCVBX     C JCVCX

Goal and strategy

The fund seeks long-term growth of capital.

To pursue this goal, the fund normally invests at least 80% of its net assets in domestic equity securities.

In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the Standard & Poor’s 500 Index.

In choosing individual securities, the subadviser screens a dynamic universe of the 500 largest publicly traded U.S. companies. (As of December 31, 2007, this included companies with market values above approximately $6.0 billion.) Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser’s estimate of normal long-term earnings power. The subadviser’s management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:

•	cheap on the basis of current price to estimated normal level of earnings

•	current earnings below normal levels

•	a sound plan to restore earnings to normal

•	a sustainable business advantage

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund’s portfolio avoids the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities or there is a change in company fundamentals.

Under normal market conditions, the fund is almost entirely invested in stocks. The fund may invest in securities of foreign issuers.

In abnormal market conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

Main risks

The value of your investment will fluctuate in response to stock market movements.

The fund’s management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small-or medium-capitalization stocks. The fund focuses on value stocks, which could underperform growth stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the subadviser’s security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

•	In a down market, higher-risk securities could become harder to value or to sell at a fair price.

•	Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information, and social or political instability.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in this fund.

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Past performance

Calendar year total returns – Class A (%)

Best quarter: Q2 ’99, 30.73 Worst quarter: Q3 ’98, –21.97

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
–5.67	0.29	35.88	13.07	–6.37	36.25	14.28	8.81	16.54	–14.20

Average annual total returns (%)	1 Year	5 Years	10 Years	Inception

as of 12-31-07				11-11-02

Class A before tax	–18.50	9.99	8.15	—

After tax on distributions	–19.97	9.22	7.45	—

After tax on distributions, with sale	–10.80	8.49	6.91	—

Class B before tax	–18.69	10.05	—	11.30

Class C before tax[1]	–15.58	10.31	—	11.41

Russell 1000 Value Index	–0.17	14.63	7.68	14.88

Calendar year total returns

These do not include sales charges and would have been lower if they did. They are shown only for Class A and would be different for other classes. How a fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

These include sales charges. Performance of a broad-based index is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class A and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Value Index, an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with low price-to-book ratios.

1	Adjusted to reflect elimination of front-end sales charges as of 7-15-04.

Investor costs

Shareholder transaction expenses (%)	Class A		Class B		Class C

Maximum front-end sales charge (load) as a percentage of purchase price	5.00			—		—

Maximum deferred sales charge (load) as a percentage of purchase or redemption price, whichever is less	—	[2]		5.00		1.00

Annual operating expenses (%)	Class A		Class B		Class C

Management fee	0.82		0.82		0.82

Distribution and service (12b-1) fees	0.25		1.00		1.00

Other expenses	0.21		0.21		0.21

Total fund operating expenses	1.28		2.03		2.03

Contractual expense reimbursement[3]	0.00		0.00		0.00

Net fund operating expenses	1.28		2.03		2.03

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames is provided below. The example assumes a 5% average annual return and the reinvestment of all dividends and contractual reimbursement. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expense example ($)	Class A	Class B		Class C

		Shares sold	Shares kept	Shares sold	Shares kept

1 Year	624	706	206	306	206

3 Years	886	937	637	637	637

5 Years	1,167	1,293	1,093	1,093	1,093

10 Years	1,968	2,166	2,166	2,358	2,358

Shareholder transaction expenses

These are charged directly to your account. There is also a $4 fee when you sell shares and have the proceeds sent by wire.

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

2	Except on investments of $1 million or more.

3	The adviser has contractually agreed to reimburse the fund for certain fund expenses (excluding transfer agent fees, 12b-1 fees, brokerage commissions, interest, and other extraordinary expenses not incurred in the ordinary course of the fund’s business) that exceed 0.89% of the fund’s average net assets. Also, the transfer agent has contractually agreed to limit transfer agent fees, a class specific expense, to 0.18%, each, for Class A, B, and C. These expense reimbursements shall continue in effect until April 30, 2009.

Classic Value Fund – Fund summary

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Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Main risks

Foreign investment risk

Prices of foreign securities may change more rapidly and extremely than those of their U.S. counterparts. By U.S. standards, many foreign securities markets are comparatively small, new and lightly regulated, and they may be more heavily influenced by the actions of large investors. Foreign securities markets may have different reporting and accounting standards (which can mean less complete or less reliable information about securities), weak legal and enforcement systems, additional rules for investors from outside their countries, and higher taxes and business costs. Foreign countries may have greater risk of social, economic and political instability (including the risk of war), and greater risk of major shifts in government policy (including the risk of nationalization, which would render a stock worthless). Foreign investments are also subject to currency risk. Changes in the exchange rate with the U.S. dollar could erode investment gains or widen investment losses for the fund. The risks of foreign investing tend to be greater in emerging markets than in countries with larger and more established economies, markets and governments.

Management risk

A strategy used by the fund management team may fail to produce the intended result. For example, the team may be inaccurate in its assessments of securities, issuers or relative values of certain types of securities, or in its expectations about market trends, economic trends, interest rate trends or other factors. To the extent that the team invests fund assets in securities that are not in the fund’s benchmark index, there is a greater risk that the fund’s performance will deviate from that of its benchmark.

Stock investing risk

The value of your investment will go up and down in response to stock market movements. Stock prices typically change every day that stock markets are open. The performance of any given stock, group of stocks, or the market as a whole may be negative when measured over any particular period, short or long. Because the fund invests for the long term and does not attempt to time the market, it may remain invested in stocks even during long periods of negative performance. Numerous factors can cause stock prices to fall, ranging from a decline in the financial health of the issuing company to a decline in investor sentiment generally. Stocks may decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs, or overseas competition. The stock market as a whole may decline due to general factors, such as real or perceived adverse economic conditions, significant events, changes in the general outlook for corporate earnings, or changes in interest or currency rates. If an individual company goes out of business, the company’s bond holders have first claim on any remaining assets, which in practice generally means that the company’s stock becomes worthless.

Additional risk

Liquidity risk

To the extent that a security is difficult to sell (whether because the security cannot be traded publicly or because of unusual market conditions), the fund may either be forced to accept a lower price for it or may have to continue to hold it. Either outcome could hurt fund performance.

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Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The trustees have the power to change investment goals without shareholder approval. The trustees also have the power to change the focus of the fund’s 80% investment policy without shareholder approval.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Founded in 1968, John Hancock Advisers, LLC is a wholly owned subsidiary of John Hancock Financial Services, Inc., which in turn is a subsidiary of Manulife Financial Corporation. As of December 31, 2007, John Hancock Advisers, LLC managed approximately $30 billion in assets.

Management fee

During its most recent full fiscal year, the fund paid the investment adviser a management fee consisting of 0.82% of net assets. Out of this fee, the investment adviser in turn paid the fees of the subadviser and certain other service providers. The fee was approved by the board of trustees. The basis for its approval of this fee, and of the investment advisory and subadvisory agreements overall, is discussed in the fund’s December 31, 2007 annual report.

Subadviser

Handles the fund’s day-to-day portfolio management.

Pzena Investment Management, LLC

120 West 45th Street
New York, New York 10036

•	Founded in 1995, currently manages more than $23 billion (as of 12-31-07)

•	Supervised by the adviser, John Hancock Advisers, LLC

Below are brief biographical profiles of the leaders of the fund’s investment management team, in alphabetical order. These managers share portfolio management responsibilities. For more about these individuals, including information about their compensation, other accounts they manage and any investments they may have in the fund, see the SAI.

Antonio DeSpirito III

•	Joined fund team in 2006

•	Principal and portfolio manager, Pzena Investment Management, LLC (since 1996)

•	Began business career in 1993

John P. Goetz

•	Managed fund since inception

•	Managing principal (since 1997) and co-chief investment officer (since 2005), Pzena Investment Management, LLC

•	Director of research, Pzena Investment Management, LLC (1996–2005)

•	Began business career in 1979

Richard S. Pzena

•	Managed fund since inception

•	Founder, managing principal, chief executive officer (since 1995) and co-chief investment officer (since 2005), Pzena Investment Management, LLC

•	Began business career in 1980

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

The Bank of New York
One Wall Street
New York, NY 10286

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Classic Value Fund – Fund details

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Financial highlights

These tables detail the performance of each share class, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

Class A Shares

Per share operating performance	period ended 12-31-03		12-31-04	12-31-05	12-31-06	12-31-07

Net asset value, beginning of period	$15.07		$20.27	$23.01	$24.64	$27.67

Net investment income[1]	0.20		0.17	0.15	0.23	0.34

Net realized and unrealized gain (loss) on investments	5.25		2.73	1.88	3.84	(4.24)

Total from investment operations	5.45		2.90	2.03	4.07	(3.90)

Less distributions

From net investment income	(0.13)		(0.09)	(0.10)	(0.19)	(0.41)

From net realized gain	(0.12)		(0.07)	(0.30)	(0.85)	(1.83)

	(0.25)		(0.16)	(0.40)	(1.04)	(2.24)

Net asset value, end of period	$20.27		$23.01	$24.64	$27.67	$21.53

Total return[3] (%)	36.25	[4]	14.28[4]	8.81 [4]	16.54	(14.20)

Ratios and supplemental data

Net assets, end of period (in millions)	$145		$1,223	$3,017	$5,987	$4,000

Ratio of net expenses to average net assets (%)	1.16		1.30	1.32	1.30	1.28 [6]

Ratio of gross expenses to average net assets (%)	1.52	[5]	1.40 [5]	1.36[5]	1.30	1.28

Ratio of net investment income to average net assets (%)	1.13		0.81	0.65	0.89	1.22

Portfolio turnover (%)	25		16	27	20	35

Class B Shares
Per share operating performance	period ended 12-31-03		12-31-04	12-31-05	12-31-06	12-31-07

Net asset value, beginning of period	$15.05		$20.24	$22.89	$24.42	$27.40

Net investment income (loss)[1]	0.07		0.01	(0.03)	0.04	0.13

Net realized and unrealized gain (loss) on investments	5.24		2.71	1.86	3.79	(4.16)

Total from investment operations	5.31		2.72	1.83	3.83	(4.03)

Less distributions

From net investment income	—	[2]	—	—	—	(0.20)

From net realized gain	(0.12)		(0.07)	(0.30)	(0.85)	(1.83)

	(0.12)		(0.07)	(0.30)	(0.85)	(2.03)

Net asset value, end of period	$20.24		$22.89	$24.42	$27.40	$21.34

Total return[3] (%)	35.36	[4]	13.44 [4]	7.99 [4]	15.68	(14.80)

Ratios and supplemental data

Net assets, end of period (in millions)	$47		$200	$296	$332	$208

Ratio of net expenses to average net assets (%)	1.91		2.05	2.07	2.01	2.03[6]

Ratio of gross expenses to average net assets (%)	2.27	[5]	2.15 [5]	2.11 [5]	2.01	2.03

Ratio of net investment income (loss) to average net assets (%)	0.38		0.03	(0.11)	0.17	0.46

Portfolio turnover (%)	25		16	27	20	35

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Financial highlights, continued

Class C Shares

Per share operating performance	period ended 12-31-03		12-31-04		12-31-05	12-31-06	12-31-07

Net asset value, beginning of period	$15.05		$20.24		$22.89	$24.42	$27.39

Net investment income (loss)[1]	0.07		0.01		(0.02)	0.03	0.13

Net realized and unrealized gain (loss) on investments	5.24		2.71		1.85	3.79	(4.16)

Total from investment operations	5.31		2.72		1.83	3.82	(4.03)

Less distributions

From net investment income	—	[2]	—		—	—	(0.20)

From net realized gain	(0.12)		(0.07)		(0.30)	(0.85)	(1.83)

	(0.12)		(0.07)		(0.30)	(0.85)	(2.03)

Net asset value, end of period	$20.24		$22.89		$24.42	$27.39	$21.33

Total return[3] (%)	35.36	[4]	13.44	[4]	7.99 [4]	15.64	(14.80)

Ratios and supplemental data

Net assets, end of period (in millions)	$82		$423		$832	$1,132	$612

Ratio of net expenses to average net assets (%)	1.91		2.05		2.07	2.05	2.03 [6]

Ratio of gross expenses to average net assets (%)	2.26	[5]	2.15	[5]	2.11 [5]	2.05	2.03

Ratio of net investment income (loss) to average net assets (%)	0.39		0.04		(0.10)	0.13	0.46

Portfolio turnover (%)	25		16		27	20	35

1	Based on the average of the shares outstanding.

2	Less than $0.01 per share.

3	Assumes dividend reinvestment and does not reflect the effect of sales charges.

4	Total returns would have been lower had certain expenses not been reduced during the periods shown.

5	Does not take into consideration expense reductions during the periods shown.

6	Includes transfer agent fee earned credits of less than 0.01% to average net assets.

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 Your account

Choosing a share class

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

Class A

•	A front-end sales charge, as described in the section “How sales charges are calculated.”

•	Distribution and service (Rule 12b-1) fees of 0.25%.

Class B

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and service (Rule 12b-1) fees of 1.00%.

•	A contingent deferred sales charge (“CDSC”), as described in the section “How sales charges are calculated.”

•	Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

Class C

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and service (Rule 12b-1) fees of 1.00%.

•	A 1.00% CDSC on shares sold within one year of purchase.

•	No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

The maximum amount you may invest in Class B shares with any single purchase request is $99,999.99, and the maximum amount you may invest in Class C shares with any single purchase is $999,999.99. John Hancock Signature Services, Inc. (“Signature Services”), the transfer agent for the fund, may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see “Sales charge reductions and waivers”).

12b-1 fees

Rule 12b-1 fees will be paid to the distributor, John Hancock Funds, LLC (the “Distributor”), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Security Dealers, Inc.).

Because Rule 12b-1 fees are paid out of the fund assets on an ongoing basis, over time these fees will increase the cost of the investment and may cost shareholders more than paying other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in our efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the Distributor or the fund, as well as about fees and/or commissions it charges.

The Distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for the fund. If your intermediary provides these services, the investment adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the fund.

Rollover program compensation

The broker-dealer of record for a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain group annuity contracts issued by John Hancock insurance companies, is eligible to receive ongoing compensation (“Rollover Compensation”) when a plan participant terminates from the qualified plan and rolls over assets into a John Hancock sponsored custodial IRA or a John Hancock custodial Roth IRA invested in shares of John Hancock funds. The Rollover Compensation is paid from a fund’s 12b-1 fees to the plan’s broker-dealer

Classic Value Fund – Your account

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of record at an annual rate not expected to exceed 0.25% of the average daily net eligible assets held in John Hancock funds (0.15% for the John Hancock Money Market Fund) under the rollover program. Rollover Compensation is made in the first year and continues thereafter, quarterly in arrears. A John Hancock insurance company may also pay the third-party administrator for the plan a one-time nominal fee not expected to exceed $25 per each participant rollover into a John Hancock fund for facilitating the transaction.

How sales charges are calculated

Class A sales charges are as follows:

Class A sales charges

	As a % of	As a % of
Your investment	offering price*	your investment

Up to $49,999	5.00%	5.26%

$50,000 – $99,999	4.50%	4.71%

$100,000 – $249,999	3.50%	3.63%

$250,000 – $499,999	2.50%	2.56%

$500,000 – $999,999	2.00%	2.04%

$1,000,000 and over	See below

*	Offering price is the NAV per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class I or all classes of R shares of John Hancock open-end mutual funds (John Hancock funds). To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase a fund’s Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the fund’s Web site at www.jhfunds.com. You may also consult your broker or financial representative, or refer to the section entitled “Initial sales charge on Class A shares” in the fund’s SAI. You may request a SAI from your broker or financial representative, access the fund’s Web site at www.jhfunds.com or call Signature Services, the fund’s transfer agent, at 1-800-225-5291.

Investments of $1 million or more

Class A shares are available with no front-end sales charge on investments of $1 million or more. There is a CDSC on any Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase, as follows:

Class A deferred sales charges on investments of $1 million or more

CDSC on fund shares
Your investment	being sold

First $1M – $4,999,999	1.00%

Next $1 – $5M above that	0.50%

Next $1 or more above that	0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Class B and C

Shares are offered at their NAV per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSC are as follows:

Class B deferred charges

CDSC on fund shares
Years after purchase	being sold

1st year	5.00%

2nd year	4.00%

3rd or 4th year	3.00%

5th year	2.00%

6th year	1.00%

After 6th year	None

Class C deferred charges

CDSC on fund shares
Years after purchase	being sold

1st year	1.00%

After 1st year	None

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares to meet your request, we will sell those shares that have the lowest CDSC.

Sales charge reductions and waivers

Reducing your Class A sales charges

There are several ways you can combine multiple purchases of shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

•	Accumulation Privilege — lets you add the value of any class of shares of any John Hancock funds you already own to the amount of your next Class A investment for the purpose of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

•	Letter of Intention — lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund’s Class A shares during the next 13 months. The calculation of this amount would include accumulation and combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the fund agrees to charge you the reduced sales charges

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listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for retirement plan investors is a 48-month Letter of Intention, described in the SAI.

•	Combination Privilege — lets you combine shares of all funds for purposes of calculating the Class A sales charge.

To utilize any reduction you must: Complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group investment program

A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group’s investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section “Opening an account”), and individual investors may close their accounts at any time.

To utilize this program you must: Contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers

As long as Signature Services is notified at the time you sell, the CDSC for each share class will be waived in the following cases:

•	to make payments through certain systematic withdrawal plans

•	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutionssm programs

•	redemptions pursuant to a fund’s right to liquidate an account less than $1,000

•	redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

•	to make certain distributions from a retirement plan

•	because of shareholder death or disability

To utilize this waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege

If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same John Hancock fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must: Contact your financial representative or Signature Services.

Waivers for certain investors

Class A shares may be offered without front-end sales charges or CDSCs to the following individuals and institutions:

•	selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

•	financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with John Hancock Funds, LLC

•	fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

•	individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock funds directly to an IRA

•	individuals converting assets held in an IRA, SIMPLE IRA, SEP or SARSEP invested in John Hancock funds directly to a Roth IRA

•	individuals recharacterizing assets from an IRA, Roth IRA, SEP, SARSEP or SIMPLE IRA invested in John Hancock funds back to the original account type from which it was converted

•	participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

•	participants in certain 529 plans that have a signed agreement with John Hancock Funds, LLC (one-year CDSC may apply)

•	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group Inc. or PruSolutionssm programs

•	Terminating participants rolling over assets held in a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain John Hancock group annuity contracts, directly to a John Hancock custodial IRA or John Hancock custodial Roth IRA investing in John Hancock funds, including subsequent investments.

Class A shares of John Hancock Classic Value Fund may be offered without front-end sales charges of CDSCs to any shareholder account of Pzena Focused Value Fund registered on this fund’s books in the shareholder’s name as of November 8, 2002.

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers

Front-end sales charges and CDSCs are not imposed in connection with the following transactions:

•	exchanges from one John Hancock fund to the same class of any other John Hancock fund (see “Transaction policies” in this prospectus for additional details)

•	dividend reinvestments (see “Dividends and account policies” in this prospectus for additional details)

Opening an account

1	Read this prospectus carefully.

2	Determine how much you want to invest. The minimum initial investments for the Class A, B and C shares of the fund are as follows:

•	non-retirement account: $1,000

•	retirement account: $500; there is no minimum initial investment for certain group retirement plans investing using salary deduction or similar group methods of payment

•	group investments: $250

•	Monthly Automatic Accumulation Program (“MAAP”): $25 to open; you must invest at least $25 a month

•	there is no minimum initial investment for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with John Hancock Funds, LLC

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3	All shareholders must complete the account application, carefully following the instructions. If you have any questions, contact your financial representative or call Signature Services at 1-800-225-5291.

4	Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5	Make your initial investment using the instructions under “Buying shares.” You and your financial representative can initiate any purchase, exchange or sale of shares.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. See the Mutual Fund Account Application for more details.

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Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Deliver the check and your completed application to your financial representative or mail them to Signature Services (address below).

• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• If your account statement has a detachable investment slip, please complete in its entirety. If no slip is available, include a note specifying the fund name(s), the share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Customer Service to request an exchange.	• Log on to the Web site below to process exchanges between funds. • Call EASI-Line for automated service. • Call your financial representative or Customer Service to request an exchange.

By wire
• Deliver your completed application to your financial representative or mail it to Signature Services.

• Obtain account number by calling your financial representative or Customer Service.

• Obtain your wiring instructions by calling Customer Service.

• Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Customer Service.

• Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By Internet
See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the Automated Clearing House (“ACH”) system.

• Complete the “Bank Information” section on your account application.

• Log on to Web site below to initiate purchases using your authorized bank account.

By phone
See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the ACH system.

• Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

• Call EASI-Line for automated service.

• Call Customer Service between 8:00 a.m. and 7:00 p.m., Eastern Time on most business days.

To open or add to an account using the Monthly Automatic Accumulation Program, see “Additional investor services.”

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Selling shares

To sell some or all of your shares

By letter
• Accounts of any type. • Sales of any amount.
• Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the fund’s name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required (see next page).

• Mail the materials to Signature Services.

• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Internet
• Most accounts. • Sales of up to $100,000.	• Log on to the Web site below to initiate redemptions from your fund.

By phone
• Most accounts. • Sales of up to $100,000.	• Call EASI-Line for automated service. • Call your financial representative or call Customer Service between 8:00 a.m. and 7:00 p.m., Eastern Time on most business days.

By wire or electronic funds transfer (“EFT”)
• Requests by letter to sell any amount. • Requests by Internet or phone to sell up to $100,000.
• To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Customer Service.

• Funds requested by wire will be wired the next business day. A $4 fee will be deducted from your account. Your bank may also charge you a fee for this service.

• Funds requested by EFT are generally available by the second business day. Your bank may charge you a fee for this service.

By exchange
• Accounts of any type. • Sales of any amount.
• Obtain a current prospectus for the fund into which you are exchanging by Internet or by calling your financial representative or Customer Service.

• Log on to the Web site below to process exchanges between your funds.

• Call EASI-Line for automated service.

• Call your financial representative or Customer Service to request an exchange.

To sell shares through a systematic withdrawal plan, see “Additional investor services.”

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares — This requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock Funds, LLC; or

•	you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most broker-dealers, banks, credit unions and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
• Letter of instruction.

• On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.

• Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts
• Letter of instruction.

• Corporate business/organization resolution, certified within the past 12 months, or a John Hancock funds business/organization certification form.

• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

• Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts
• Letter of instruction.

• On the letter, the signature(s) of the trustee(s).

• Copy of the trust document certified within the past 12 months or a John Hancock funds trust certification form.

• Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s)	• Letter of instruction signed by surviving tenant. • Copy of death certificate. • Medallion signature guarantee, if applicable (see above). • Inheritance tax waiver (if applicable).

Executors of shareholder estates
• Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion signature guarantee, if applicable (see above).

• Inheritance tax waiver (if applicable).

Administrators, conservators, guardians and other sellers or account types not listed above	• Call the Customer Service telephone number below for instructions.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Transaction policies

Valuation of shares

The NAV per share for each class of the fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time). The fund generally values its portfolio of equity securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the adviser to be unreliable, the fund may use a security’s fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by the fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by the fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by the fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its NAV. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances the fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by the fund may trade on U.S. holidays and weekends, even though the fund’s shares will not be priced on those days. This may change the fund’s NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The fund values debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices

When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges

You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. The fund may change or cancel its exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional services and programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The fund’s board of trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the board of trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund.

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The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that it is advantageous to shareholders and does not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to them at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Any frequent trading strategies may interfere with efficient management of the fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

John Hancock Funds, LLC is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV minus any applicable sales charges and take other steps that it deems reasonable.

Certificated shares

The fund no longer issues share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion but the fund will not release the proceeds to you until your

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purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

•	after any changes of name or residential address of the registered owner(s)

•	in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends

The fund generally distributes most or all of its net earnings annually in the form of dividends. The fund generally declares and pays income dividends annually. Capital gains, if any, are distributed annually, typically after the end of the fund’s fiscal year.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date.

Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

Dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short term or long term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only)

If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, the fund may close out your account and mail you the proceeds. Alternatively, the fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason.

Additional investor services

Monthly Automatic Accumulation Program (“MAAP”)

MAAP lets you set up regular investments from your paycheck or bank account to the fund. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

•	Complete the appropriate parts of your account application.

•	If you are using MAAP to open an account, make out a check for your first investment amount payable to “John Hancock Signature Services, Inc.” in an amount satisfying the applicable minimum initial investment requirements specified in the section “Opening an account.” Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan

This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

•	Make sure you have at least $5,000 worth of shares in your account.

•	Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

•	Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

•	Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

•	Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans

The fund’s distributor offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

John Hancock funds do not accept requests to establish new John Hancock custodial 403(b)(7) accounts; do not accept requests for exchanges or transfers into your existing John Hancock custodial 403(b)(7) accounts; and require additional disclosure documentation if you direct John Hancock funds to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b)(7) contract or account. Please refer to the SAI for more information regarding these restrictions.

Fund securities

The fund’s portfolio securities disclosure policy can be found in the SAI and on the fund’s Web site, www.jhfunds.com. The fund’s Web site also lists fund holdings. Portfolio holding information is posted on the fund’s Web site each month on a one-month lag and is available on the fund’s Web site until the fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission (SEC). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the fund’s Web site.

Classic Value Fund – Your account

17

For more information

Two documents are available with further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund. The fund’s SAI includes a summary of the fund’s policy regarding disclosure of its portfolio holdings as well as legal and regulatory matters. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report or SAI from John Hancock:

Online:  www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By EASI-Line: 1-800-338-8080

By phone: 1-800-225-5291

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-551-8090.

For further information on this or any John Hancock fund or service, call 1-800-225-5291 or go to www.jhfunds.com.

©2008 John Hancock Funds, LLC    380PN 5/08    SEC file number: 811-1677

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock
MUTUAL FUNDS

John Hancock
Classic Value Fund II

PROSPECTUS 5–1–08

➤ CLASS A, B AND C SHARES

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock Equity Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	Classic Value Fund II

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

4	Risks of investing

5	Who’s who

6	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

8	Choosing a share class

9	How sales charges are calculated

9	Sales charge reductions and waivers

10	Opening an account

12	Buying shares

13	Selling shares

15	Transaction policies

17	Dividends and account policies

17	Additional investor services

For more information See back cover

 Fund summary

John Hancock
Classic Value Fund II

Day-to-day investment management: Pzena Investment Management, LLC

Class / Ticker     A JHVAX     B JHTBX     C JHNCX

Goal and strategy

The fund seeks long-term growth of capital.

To pursue this goal, the fund normally invests at least 80% of its net assets in domestic equity securities.

In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the Standard & Poor’s 500 Index.

In choosing domestic securities, the subadviser screens a dynamic universe of the 400 largest publicly traded U.S. companies. (As of December 31, 2007, this included companies with market values above approximately $8.3 billion.) Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser’s estimate of long-term earnings power.

The subadviser’s management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:

•	cheap on the basis of current price to estimated normal level of earnings;

•	current earnings below normal levels;

•	a sound plan to restore earnings to normal; and

•	a sustainable business advantage.

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund’s portfolio avoids the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities or there is a change in company fundamentals.

Under normal market conditions, the fund is almost entirely invested in stocks. The fund may invest in securities of foreign issuers.

In abnormal market conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

Main risks

The value of your investment will fluctuate in response to stock market movements.

The fund’s management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. The fund focuses on value stocks, which could underperform growth stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the subadviser’s security selection strategies do not perform as expected, the fund could underperform its peers or lose money. To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

•	In a down market, higher-risk securities could become harder to value or to sell at a fair price.

•	Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information, and social or political instability.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in this fund.

Classic Value Fund II – Fund summary

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Past performance

Calendar year total returns – Class A (%)

Best quarter: Q2 ’07, 6.52 Worst quarter: Q4 ’07, –12.98

2007
–13.97

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		7-7-06

Class A before tax	–18.28	–4.51

After tax on distributions	–18.64	–4.87

After tax on distributions, with sale	–11.86	–4.02

Class B before tax	–18.85	–4.84

Class C before tax	–15.36	–1.80

Russell 1000 Value Index	–0.17	9.29

Calendar year total returns

These do not include sales charges and would have been lower if they did. They are shown only for Class A and would be different for other classes. How a fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

These include sales charges. Performance of a broad-based index is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class A and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Value Index, an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with low price-to-book ratios.

Investor costs

Shareholder transaction expenses (%)	Class A	Class B	Class C

Maximum front-end sales charge (load) as a percentage of purchase price	5.00	—	—

Maximum deferred sales charge (load) as a percentage of purchase or redemption price, whichever is less	—[1]	5.00	1.00

Annual operating expenses (%)	Class A	Class B	Class C

Management fee	0.80	0.80	0.80

Distribution and service (12b-1) fees	0.25	1.00	1.00

Other expenses	0.41	0.27	0.27

Total fund operating expenses	1.46	2.07	2.07

Contractual expense reimbursement[2]	0.14	0.00	0.00

Net fund operating expenses	1.32	2.07	2.07

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames is provided below. The example assumes a 5% average annual return and the reinvestment of all dividends and contractual reimbursement. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expense example ($)	Class A	Class B		Class C

		Shares sold	Shares kept	Shares sold	Shares kept

1 Year	628	710	210	310	210

3 Years	926	949	649	649	649

5 Years	1,245	1,314	1,114	1,114	1,114

10 Years	2,148	2,244	2,244	2,400	2,400

Shareholder transaction expenses

These are charged directly to your account. There is also a $4 fee when you sell shares and have the proceeds sent by wire.

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	Except on investments of $1 million or more.

2	The adviser has contractually agreed to reimburse the fund for certain fund expenses (excluding transfer agent fees, 12b-1 fees, brokerage commissions, interest, and other extraordinary expenses not incurred in the ordinary course of the fund’s business) that exceed 0.89% of the fund’s average net assets. Also, the transfer agent has contractually agreed to limit transfer agent fees, a class specific expense, to 0.18%, each, for Class A, B, and C. These expense reimbursements shall continue in effect until April 30, 2009.

Classic Value Fund II – Fund summary

3

 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Main risks

Foreign investment risk

Prices of foreign securities may change more rapidly and extremely than those of their U.S. counterparts. By U.S. standards, many foreign securities markets are comparatively small, new and lightly regulated, and they may be more heavily influenced by the actions of large investors. Foreign securities markets may have different reporting and accounting standards (which can mean less complete or less reliable information about securities), weak legal and enforcement systems, additional rules for investors from outside their countries, and higher taxes and business costs. Foreign countries may have greater risk of social, economic and political instability (including the risk of war), and greater risk of major shifts in government policy (including the risk of nationalization, which would render a stock worthless). Foreign investments are also subject to currency risk. Changes in the exchange rate with the U.S. dollar could erode investment gains or widen investment losses for the fund. The risks of foreign investing tend to be greater in emerging markets than in countries with larger and more established economies, markets and governments.

Management risk

A strategy used by the fund management team may fail to produce the intended result. For example, the team may be inaccurate in its assessments of securities, issuers or relative values of certain types of securities, or in its expectations about market trends, economic trends, interest rate trends or other factors. To the extent that the team invests fund assets in securities that are not in the fund’s benchmark index, there is a greater risk that the fund’s performance will deviate from that of its benchmark.

Stock investing risk

The value of your investment will go up and down in response to stock market movements. Stock prices typically change every day that stock markets are open. The performance of any given stock, group of stocks, or the market as a whole may be negative when measured over any particular period, short or long. Because the fund invests for the long term and does not attempt to time the market, it may remain invested in stocks even during long periods of negative performance. Numerous factors can cause stock prices to fall, ranging from a decline in the financial health of the issuing company to a decline in investor sentiment generally. Stocks may decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs, or overseas competition. The stock market as a whole may decline due to general factors, such as real or perceived adverse economic conditions, significant events, changes in the general outlook for corporate earnings, or changes in interest or currency rates. If an individual company goes out of business, the company’s bond holders have first claim on any remaining assets, which in practice generally means that the company’s stock becomes worthless.

Additional risk

Liquidity risk

To the extent that a security is difficult to sell (whether because the security cannot be traded publicly or because of unusual market conditions), the fund may either be forced to accept a lower price for it or may have to continue to hold it. Either outcome could hurt fund performance.

Classic Value Fund II – Fund details

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Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The trustees have the power to change investment goals without shareholder approval. The trustees also have the power to change the focus of the fund’s 80% investment policy without shareholder approval.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Founded in 1968, John Hancock Advisers, LLC is a wholly owned subsidiary of John Hancock Financial Services, Inc., which in turn is a subsidiary of Manulife Financial Corporation. As of December 31, 2007, John Hancock Advisers, LLC managed approximately $30 billion in assets.

The fund relies on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to a fund) or change a subadvisory fee of a subadviser without the approval of the shareholders.

Management fee

During its most recent full fiscal year, the fund paid the investment adviser a management fee consisting of 0.72% of net assets after reimbursement. Out of this fee, the investment adviser in turn paid the fees of the subadviser and certain other service providers. The fee was approved by the board of trustees. The basis for its approval of this fee, and of the investment advisory and subadvisory agreements overall, is discussed in the fund’s December 31, 2007 annual report.

Subadviser

Handles the fund’s day-to-day portfolio management.

Pzena Investment Management, LLC
120 West 45th Street
New York, NY 10036

•	Founded in 1995, currently manages more than $23 billion (as of 12-31-07)

•	Supervised by the adviser, John Hancock Advisers, LLC

Below are brief biographical profiles of the leaders of the Fund’s investment management team, in alphabetical order. These managers share portfolio management responsibilities. For more about these individuals, including information about their compensation, other accounts they manage and any investments they may have in the fund, see the SAI.

Antonio DeSpirito III

•	Managed fund since inception

•	Principal and portfolio manager, Pzena Investment Management, LLC (since 1996)

•	Began business career in 1993

John P. Goetz

•	Managed fund since inception

•	Managing principal (since 1997) and co-chief investment officer (since 2005), Pzena Investment Management, LLC

•	Director of research, Pzena Investment Management, LLC (1996–2005)

•	Began business career in 1979

Richard S. Pzena

•	Managed fund since inception

•	Founder, managing principal, chief executive officer (since 1995) and co-chief investment officer (since 2005), Pzena Investment Management, LLC

•	Began business career in 1980

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

The Bank of New York
One Wall Street
New York, NY 10286

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Classic Value Fund II – Fund details

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Financial highlights

These tables detail the performance of each share class, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

Class A Shares

Per share operating performance	period ended 12-31-06[1]		12-31-07

Net asset value, beginning of period	$10.00		$11.39

Net investment income[2]	0.03		0.12

Net realized and unrealized gain (loss) on investments	1.40		(1.71)

Total from investment operations	1.43		(1.59)

Less distributions

From net investment income	(0.01)		(0.11)

From net realized gain	(0.03)		(0.02)

	(0.04)		(0.13)

Net asset value, end of period	$11.39		$9.67

Total return[3] (%)	14.29	[4,5]	(13.97)[4]

Ratios and Supplemental Data

Net assets, end of period (in millions)	$39		$65

Ratio of net expenses to average net assets (%)	1.30	[6]	1.32 [8]

Ratio of gross expenses to average net assets (%)	2.24	[6,7]	1.46 [7]

Ratio of net investment income to average net assets (%)	0.63	[6]	1.04

Portfolio turnover (%)	12	[5]	52

Class B Shares
Per share operating performance	period ended 12-31-06[1]		12-31-07

Net asset value, beginning of period	$10.00		$11.36

Net investment income (loss)[2]	(0.01)		0.03

Net realized and unrealized gain (loss) on investments	1.40		(1.69)

Total from investment operations	1.39		(1.66)

Less distributions

From net investment income	—		(0.03)

From net realized gain	(0.03)		(0.02)

	(0.03)		(0.05)

Net asset value, end of period	$11.36		$9.65

Total return[3] (%)	13.86	[4,5]	(14.60)[4]

Ratios and Supplemental Data

Net assets, end of period (in millions)	$6		$8

Ratio of net expenses to average net assets (%)	2.05	[6]	2.07 [8]

Ratio of gross expenses to average net assets (%)	2.99	[6,7]	2.07

Ratio of net investment income (loss) to average net assets (%)	(0.11)[6]		0.28

Portfolio turnover (%)	12	[5]	52

Classic Value Fund II – Fund details

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Financial highlights, continued

Class C Shares

Per share operating performance	period ended 12-31-06[1]		12-31-07

Net asset value, beginning of period	$10.00		$11.36

Net investment income (loss)[2]	(0.01)		0.03

Net realized and unrealized gain (loss) on investments	1.40		(1.68)

Total from investment operations	1.39		(1.65)

Less distributions

From net investment income	—		(0.03)

From net realized gain	(0.03)		(0.02)

	(0.03)		(0.05)

Net asset value, end of period	$11.36		$9.66

Total return[3] (%)	13.86	[4,5]	(14.51)[4]

Ratios and Supplemental Data

Net assets, end of period (in millions)	$15		$32

Ratio of net expenses to average net assets (%)	2.05	[6]	2.07 [8]

Ratio of gross expenses to average net assets (%)	2.99	[6,7]	2.07

Ratio of net investment loss to average net assets (%)	(0.15)[6]		0.28

Portfolio turnover (%)	12	[5]	52

1	Beginning of operations from 7-7-06 to 12-31-06.

2	Based on the average of the shares outstanding.

3	Assumes dividend reinvestment and does not reflect the effect of sales charges.

4	Total returns would have been lower had certain expenses not been reduced during the periods shown.

5	Not annualized.

6	Annualized.

7	Does not take into consideration expense reductions during the periods shown.

8	Includes transfer agent fee earned credits of less than 0.01% to average net assets.

Classic Value Fund II – Fund details

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 Your account

Choosing a share class

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

Class A

•	A front-end sales charge, as described in the section “How sales charges are calculated.”

•	Distribution and service (Rule 12b-1) fees of 0.25%.

Class B

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and service (Rule 12b-1) fees of 1.00%.

•	A contingent deferred sales charge (“CDSC”), as described in the section “How sales charges are calculated.”

•	Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

Class C

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and service (Rule 12b-1) fees of 1.00%.

•	A 1.00% CDSC on shares sold within one year of purchase.

•	No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

The maximum amount you may invest in Class B shares with any single purchase request is $99,999.99, and the maximum amount you may invest in Class C shares with any single purchase is $999,999.99. John Hancock Signature Services, Inc. (“Signature Services”), the transfer agent for the fund, may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see “Sales charge reductions and waivers”).

12b-1 fees

Rule 12b-1 fees will be paid to the distributor, John Hancock Funds, LLC (the “Distributor”), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Security Dealers, Inc.).

Because Rule 12b-1 fees are paid out of the fund assets on an ongoing basis, over time these fees will increase the cost of the investment and may cost shareholders more than paying other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in our efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The Distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for the fund. If your intermediary provides these services, the investment adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the fund.

Rollover program compensation

The broker-dealer of record for a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain group annuity contracts issued by John Hancock insurance companies, is eligible to receive ongoing compensation (“Rollover Compensation”) when a plan participant terminates from the qualified plan and rolls over assets into a John Hancock sponsored custodial IRA or a John Hancock custodial Roth IRA invested in shares of John Hancock funds. The Rollover Compensation is paid from a fund’s 12b-1 fees to the

Classic Value Fund II – Your account

8

plan’s broker-dealer of record at an annual rate not expected to exceed 0.25% of the average daily net eligible assets held in John Hancock funds (0.15% for the John Hancock Money Market Fund) under the rollover program. Rollover Compensation is made in the first year and continues thereafter, quarterly in arrears. A John Hancock insurance company may also pay the third-party administrator for the plan a one-time nominal fee not expected to exceed $25 per each participant rollover into a John Hancock fund for facilitating the transaction.

How sales charges are calculated

Class A sales charges are as follows:

Class A sales charges

	As a % of	As a % of
Your investment	offering price*	your investment

Up to $49,999	5.00%	5.26%

$50,000 – $99,999	4.50%	4.71%

$100,000 – $249,999	3.50%	3.63%

$250,000 – $499,999	2.50%	2.56%

$500,000 – $999,999	2.00%	2.04%

$1,000,000 and over	See below

*	Offering price is the NAV per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class I or all classes of R shares of John Hancock open-end mutual funds (John Hancock funds). To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase a fund’s Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the fund’s Web site at www.jhfunds.com. You may also consult your broker or financial representative, or refer to the section entitled “Initial sales charge on Class A shares” in the fund’s SAI. You may request a SAI from your broker or financial representative, access the fund’s Web site at www.jhfunds.com or call Signature Services, the fund’s transfer agent, at 1-800-225-5291.

Investments of $1 million or more

Class A shares are available with no front-end sales charge on investments of $1 million or more. There is a CDSC on any Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase, as follows:

Class A deferred sales charges on investments of $1 million or more

CDSC on fund shares
Your investment	being sold

First $1M – $4,999,999	1.00%

Next $1 – $5M above that	0.50%

Next $1 or more above that	0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Class B and C

Shares are offered at their NAV per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSC are as follows:

Class B deferred charges

CDSC on fund shares
Years after purchase	being sold

1st year	5.00%

2nd year	4.00%

3rd or 4th year	3.00%

5th year	2.00%

6th year	1.00%

After 6th year	None

Class C deferred charges

CDSC on fund shares
Years after purchase	being sold

1st year	1.00%

After 1st year	None

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares to meet your request, we will sell those shares that have the lowest CDSC.

Sales charge reductions and waivers

Reducing your Class A sales charges

There are several ways you can combine multiple purchases of shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

•	Accumulation Privilege — lets you add the value of any class of shares of any John Hancock funds you already own to the amount of your next Class A investment for the purpose of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

•	Letter of Intention — lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund’s Class A shares during the next 13 months. The calculation of this amount would include accumulation and combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the fund agrees to charge you the reduced sales charges

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listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for retirement plan investors is a 48-month Letter of Intention, described in the SAI.

•	Combination Privilege — lets you combine shares of all funds for purposes of calculating the Class A sales charge.

To utilize any reduction you must: Complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group investment program

A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group’s investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section “Opening an account”), and individual investors may close their accounts at any time.

To utilize this program you must: Contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers

As long as Signature Services is notified at the time you sell, the CDSC for each share class will be waived in the following cases:

•	to make payments through certain systematic withdrawal plans

•	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutionssm programs

•	redemptions pursuant to a fund’s right to liquidate an account less than $1,000

•	redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

•	to make certain distributions from a retirement plan

•	because of shareholder death or disability

To utilize this waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege

If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same John Hancock fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must: Contact your financial representative or Signature Services.

Waivers for certain investors

Class A shares may be offered without front-end sales charges or CDSCs to the following individuals and institutions:

•	selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

•	financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with John Hancock Funds, LLC

•	fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

•	individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock funds directly to an IRA

•	individuals converting assets held in an IRA, SIMPLE IRA, SEP or SARSEP invested in John Hancock funds directly to a Roth IRA

•	individuals recharacterizing assets from an IRA, Roth IRA, SEP, SARSEP or SIMPLE IRA invested in John Hancock funds back to the original account type from which it was converted

•	participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

•	participants in certain 529 plans that have a signed agreement with John Hancock Funds, LLC (one-year CDSC may apply)

•	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutionssm programs

•	Terminating participants rolling over assets held in a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain John Hancock group annuity contracts, directly to a John Hancock custodial IRA or John Hancock custodial Roth IRA investing in John Hancock funds, including subsequent investments.

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers

Front-end sales charges and CDSCs are not imposed in connection with the following transactions:

•	exchanges from one John Hancock fund to the same class of any other John Hancock fund (see “Transaction policies” in this prospectus for additional details)

•	dividend reinvestments (see “Dividends and account policies” in this prospectus for additional details)

Opening an account

1	Read this prospectus carefully.

2	Determine how much you want to invest. The minimum initial investments for the Class A, B and C shares of the fund are as follows:

•	non-retirement account: $1,000

•	retirement account: $500; there is no minimum initial investment for certain group retirement plans investing using salary deduction or similar group methods of payment

•	group investments: $250

•	Monthly Automatic Accumulation Program (“MAAP”): $25 to open; you must invest at least $25 a month

•	there is no minimum initial investment for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with John Hancock Funds, LLC

3	All shareholders must complete the account application, carefully following the instructions. If you have any questions, contact your financial representative or call Signature Services at 1-800-225-5291.

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4	Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5	Make your initial investment using the instructions under “Buying shares.” You and your financial representative can initiate any purchase, exchange or sale of shares.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. See the Mutual Fund Account Application for more details.

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Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Deliver the check and your completed application to your financial representative or mail them to Signature Services (address below).

• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• If your account statement has a detachable investment slip, please complete in its entirety. If no slip is available, include a note specifying the fund name(s), the share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Customer Service to request an exchange.	• Log on to the Web site below to process exchanges between funds. • Call EASI-Line for automated service. • Call your financial representative or Customer Service to request an exchange.

By wire
• Deliver your completed application to your financial representative or mail it to Signature Services.

• Obtain account number by calling your financial representative or Customer Service.

• Obtain wiring instructions by calling Customer Service.

• Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Customer Service.

• Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By Internet
See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the Automated Clearing House (“ACH”) system.

• Complete the “Bank Information” section on your account application.

• Log on to Web site below to initiate purchases using your authorized bank account.

By phone
See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the ACH system.

• Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

• Call EASI-Line for automated service.

• Call Customer Service between 8:00 a.m. and 7:00 p.m., Eastern Time on most business days.

To open or add to an account using the Monthly Automatic Accumulation Program, see “Additional investor services.”

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Selling shares

To sell some or all of your shares

By letter
• Accounts of any type. • Sales of any amount.
• Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the fund’s name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required (see next page).

• Mail the materials to Signature Services.

• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Internet
• Most accounts. • Sales of up to $100,000.	• Log on to the Web site below to initiate redemptions from your fund.

By phone
• Most accounts.	• Call EASI-Line for automated service.
• Sales of up to $100,000.	• Call your financial representative or call Customer Service between 8:00 a.m. and 7:00 p.m., Eastern Time on most business days.

By wire or electronic funds transfer (“EFT”)
• Requests by letter to sell any amount. • Requests by Internet or phone to sell up to $100,000.
• To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Customer Service.

• Funds requested by wire will be wired the next business day. A $4 fee will be deducted from your account. Your bank may also charge you a fee for this service.

• Funds requested by EFT are generally available by the second business day. Your bank may charge you a fee for this service.

By exchange
• Accounts of any type. • Sales of any amount.
• Obtain a current prospectus for the fund into which you are exchanging by Internet or by calling your financial representative or Customer Service.

• Log on to the Web site below to process exchanges between your funds.

• Call EASI-Line for automated service.

• Call your financial representative or Customer Service to request an exchange.

To sell shares through a systematic withdrawal plan, see “Additional investor services.”

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares — This requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock Funds, LLC; or

•	you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most broker-dealers, banks, credit unions and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
• Letter of instruction.

• On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.

• Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts
• Letter of instruction.

• Corporate business/organization resolution, certified within the past 12 months, or a John Hancock funds business/organization certification form.

• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

• Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts
• Letter of instruction.

• On the letter, the signature(s) of the trustee(s).

• Copy of the trust document certified within the past 12 months or a John Hancock funds trust certification form.

• Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s)	• Letter of instruction signed by surviving tenant. • Copy of death certificate. • Medallion signature guarantee, if applicable (see above). • Inheritance tax waiver (if applicable).

Executors of shareholder estates
• Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion signature guarantee, if applicable (see above).

• Inheritance tax waiver (if applicable).

Administrators, conservators, guardians and other sellers or account types not listed above	• Call the Customer Service telephone number below for instructions.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Transaction policies

Valuation of shares

The NAV per share for each class of the fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time). The fund generally values its portfolio of equity securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the adviser to be unreliable, the fund may use a security’s fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by the fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by the fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by the fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its NAV. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances the fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by the fund may trade on U.S. holidays and weekends, even though the fund’s shares will not be priced on those days. This may change the fund’s NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The fund values debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices

When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges

You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. The fund may change or cancel its exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional services and programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The fund’s board of trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the board of trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund.

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The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that it is advantageous to shareholders and does not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to them at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Any frequent trading strategies may interfere with efficient management of the fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

John Hancock Funds, LLC is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV minus any applicable sales charges and take other steps that it deems reasonable.

Certificated shares

The fund no longer issues share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion but the fund will not release the proceeds to you until your

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purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

•	after any changes of name or residential address of the registered owner(s)

•	in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends

The fund generally distributes most or all of its net earnings annually in the form of dividends. The fund generally declares and pays income dividends annually. Capital gains, if any, are distributed annually, typically after the end of the fund’s fiscal year.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date.

Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

Dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short term or long term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only)

If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, the fund may close out your account and mail you the proceeds. Alternatively, the fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason.

Additional investor services

Monthly Automatic Accumulation Program (“MAAP”)

MAAP lets you set up regular investments from your paycheck or bank account to the fund. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

•	Complete the appropriate parts of your account application.

•	If you are using MAAP to open an account, make out a check for your first investment amount payable to “John Hancock Signature Services, Inc.” in an amount satisfying the applicable minimum initial investment requirements specified in the section “Opening an account.” Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan

This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

•	Make sure you have at least $5,000 worth of shares in your account.

•	Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

•	Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

•	Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

•	Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans

The fund’s distributor offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

John Hancock funds do not accept requests to establish new John Hancock custodial 403(b)(7) accounts; do not accept requests for exchanges or transfers into your existing John Hancock custodial 403(b)(7) accounts; and require additional disclosure documentation if you direct John Hancock funds to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b)(7) contract or account. Please refer to the SAI for more information regarding these restrictions.

Fund securities

The fund’s portfolio securities disclosure policy can be found in the SAI and on the fund’s Web site, www.jhfunds.com. The fund’s Web site also lists fund holdings. Portfolio holding information is posted on the fund’s Web site each month on a one-month lag and is available on the fund’s Web site until the fund files its next Form N-CSR or Form N-Q with the SEC. Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the fund’s Web site.

Classic Value Fund II – Your account

17

For more information

Two documents are available with further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the funds. Each fund’s SAI includes a summary of the fund’s policy regarding disclosure of its portfolio holdings as well as legal and regulatory matters. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By EASI-Line: 1-800-338-8080

By phone: 1-800-225-5291

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090.

For further information on this or any John Hancock fund or service, call 1-800-225-5291 or go to www.jhfunds.com.

©2008 John Hancock Funds, LLC    350PN 5/08    SEC file number: 811-1677

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock
MUTUAL FUNDS

John Hancock
Core Equity Fund

PROSPECTUS 5–1–08

➤ CLASS A, B AND C SHARES

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock Equity Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	Core Equity Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

4	Risks of investing

5	Who’s who

6	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

8	Choosing a share class

9	How sales charges are calculated

9	Sales charge reductions and waivers

10	Opening an account

12	Buying shares

13	Selling shares

15	Transaction policies

17	Dividends and account policies

17	Additional investor services

For more information See back cover

 Fund summary

John Hancock
Core Equity Fund

Day-to-day investment management: Independence Investments LLC

Class / Ticker     A JHDCX     B JHIDX     C JHCEX

Goal and strategy

The fund seeks above-average total return (capital appreciation plus income).

To pursue this goal, the fund normally invests at least 80% of its assets in a diversified portfolio of equity securities (including common and preferred stocks, ADRs and their equivalents) which are primarily large-capitalization stocks.

The managers select from a menu of stocks of approximately 1,000 companies that capture the characteristics of the broad market. In managing the portfolio, the portfolio managers seek to invest in stocks that are believed to have improving fundamentals and attractive valuations. The subadviser’s investment research team performs fundamental research, develops financial projections and monitors consensus-based fundamental financial data. This information is utilized in a sector-based, multi-factor series of valuation models. These proprietary models use this financial data to rank the stocks according to their combination of:

•	value, meaning they appear to be underpriced; and

•	improving fundamentals, meaning they show potential for strong growth.

The portfolio managers construct and manage the portfolio using the ranked list. This process results in a portfolio of approximately 75 to 160 stocks. The fund generally sells stocks that fall into the bottom 20% of the ranked list.

In normal circumstances, the fund is almost entirely invested in stocks. The fund may invest in dollar-denominated foreign securities and make limited use of certain derivatives (investments whose value is based on indexes or securities).

In abnormal circumstances, the fund may temporarily invest more than 20% of its assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

Main risks

The value of your investment will fluctuate in response to stock market movements.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

The fund’s management strategy has a significant influence on fund performance. If the investment research team’s research analyses turn out to be inaccurate, or if the proprietary computer models do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

•	Certain derivatives could produce disproportionate losses.

•	In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

•	Foreign investments carry additional risks, including potentially inadequate or inaccurate financial information, and social or political instability.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in this fund.

Core Equity Fund – Fund summary

2

Past performance

Calendar year total returns – Class A (%)

Best quarter: Q4 ’98, 24.17 Worst quarter: Q3 ’02, –16.89

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
28.84	12.37	–7.75	–10.87	–22.85	23.67	8.78	7.60	13.29	3.27

Average annual total returns (%)	1 Year	5 Years	10 Years	Inception

as of 12-31-07				5-1-98

Class A before tax	–1.89	9.98	3.98	—

After tax on distributions	–1.89	9.98	3.82	—

After tax on distributions, with sale	–1.23	8.70	3.40	—

Class B before tax	–2.48	10.05	3.93	—

Class C before tax[1]	1.55	10.33	—	2.26

Russell 1000 Index	5.77	13.43	6.20	4.93	[2]

Calendar year total returns

These do not include sales charges and would have been lower if they did. They are shown only for Class A and would be different for other classes. How a fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

These include sales charges. Performance of a broad-based index is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class A and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Index, an unmanaged index of the 1,000 largest companies in the Russell 3000 Index.

1	Adjusted to reflect elimination of front-end sales charges as of 7-15-04.

2	Return as of closest month to inception date.

Investor costs

Shareholder transaction expenses (%)	Class A		Class B	Class C

Maximum front-end sales charge (load) as a percentage of purchase price	5.00		—	—

Maximum deferred sales charge (load) as a percentage of purchase or redemption price, whichever is less	—	[3]	5.00	1.00

Annual operating expenses (%)	Class A	Class B	Class C

Management fee	0.75	0.75	0.75

Distribution and service (12b-1) fees	0.30	1.00	1.00

Other expenses	0.47	0.47	0.47

Total fund operating expenses	1.52	2.22	2.22

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames is provided below. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expense example ($)	Class A	Class B		Class C

		Shares sold	Shares kept	Shares sold	Shares kept

1 Year	647	725	225	325	225

3 Years	956	994	694	694	694

5 Years	1,288	1,390	1,190	1,190	1,190

10 Years	2,222	2,378	2,378	2,554	2,554

Shareholder transaction expenses

These are charged directly to your account. There is also a $4 fee when you sell shares and have the proceeds sent by wire.

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

3	Except on investments of $1 million or more.

Core Equity Fund – Fund summary

3

 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Main risks

Derivatives risk

The risks associated with derivatives vary widely, depending on the type of derivative involved and the way it is being used by the fund. With derivatives that create leverage, the fund could lose more money than it paid for the derivative. With some derivatives, the maximum loss is theoretically unlimited. When the fund uses a derivative for speculative purposes, the derivative could erode existing gains or add to existing losses. When the fund uses a derivative to cancel out other risks (hedging), that derivative can have the effect of lowering the fund’s overall risk. However, to the extent that the derivative does not serve as a perfect hedge, it can add to the fund’s overall risk. Because a derivative is a contract, there is also the risk that the counterparty may fail to honor its contractual responsibilities. If this happens, the fund could lose both the cost of the derivative and any benefit the derivative would have provided.

Foreign investment risk

Prices of foreign securities may change more rapidly and extremely than those of their U.S. counterparts. By U.S. standards, many foreign securities markets are comparatively small, new and lightly regulated, and they may be more heavily influenced by the actions of large investors. Foreign securities markets may have different reporting and accounting standards (which can mean less complete or less reliable information about securities), weak legal and enforcement systems, additional rules for investors from outside their countries, and higher taxes and business costs. Foreign countries may have greater risk of social, economic and political instability (including the risk of war), and greater risk of major shifts in government policy (including the risk of nationalization, which would render a stock worthless). Foreign investments are also subject to currency risk. Changes in the exchange rate with the U.S. dollar could erode investment gains or widen investment losses for the fund. The risks of foreign investing tend to be greater in emerging markets than in countries with larger and more established economies, markets and governments.

Management risk

A strategy used by the fund management team may fail to produce the intended result. For example, the team may be inaccurate in its assessments of securities, issuers or relative values of certain types of securities, or in its expectations about market trends, economic trends, interest rate trends or other factors. To the extent that the team invests fund assets in securities that are not in the fund’s benchmark index, there is a greater risk that the fund’s performance will deviate from that of its benchmark.

Stock investing risk

The value of your investment will go up and down in response to stock market movements. Stock prices typically change every day that stock markets are open. The performance of any given stock, group of stocks, or the market as a whole may be negative when measured over any particular period, short or long. Because the fund invests for the long term and does not attempt to time the market, it may remain invested in stocks even during long periods of negative performance. Numerous factors can cause stock prices to fall, ranging from a decline in the financial health of the issuing company to a decline in investor sentiment generally. Stocks may decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs, or overseas competition. The stock market as a whole may decline due to general factors, such as real or perceived adverse economic conditions, significant events, changes in the general outlook for corporate earnings, or changes in interest or currency rates. If an individual company goes out of business, the company’s bond holders have first claim on any remaining assets, which in practice generally means that the company’s stock becomes worthless.

Additional risk

Liquidity risk

To the extent that a security is difficult to sell (whether because the security cannot be traded publicly or because of unusual market conditions), the fund may either be forced to accept a lower price for it or may have to continue to hold it. Either outcome could hurt fund performance.

Core Equity Fund – Fund details

4

Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The trustees have the power to change the focus of the fund’s 80% investment policy without shareholder approval. The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Founded in 1968, John Hancock Advisers, LLC is a wholly owned subsidiary of John Hancock Financial Services, Inc., which in turn is a subsidiary of Manulife Financial Corporation. As of December 31, 2007, John Hancock Advisers, LLC managed approximately $30 billion in assets.

The fund relies on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser to change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to a fund) or to change a subadvisory fee of a subadviser without the approval of the shareholders.

Management fee

During its most recent full fiscal year, the fund paid the investment adviser a management fee consisting of 0.75% of net assets. Out of this fee, the investment adviser in turn paid the fees of the subadviser and certain other service providers. The fee was approved by the board of trustees. The basis for its approval of this fee, and of the investment advisory and subadvisory agreements overall, is discussed in the fund’s December 31, 2007 annual report.

Subadviser

Handles the fund’s day-to-day portfolio management.

Independence Investments LLC (Independence)
53 State Street
Boston, MA 02109

•	Founded in 1982, currently manages more than $6.5 billion (as of 12-31-07)

•	Subsidiary of Convergent Capital Management LLC, a wholly owned subsidiary of City National Corporation

•	Supervised by the adviser, John Hancock Advisers, LLC

Below are brief biographical profiles of the leaders of the fund’s investment management team, in alphabetical order. These managers share portfolio management responsibilities. For more about these individuals, including information about their compensation, other accounts they manage and any investments they may have in the fund, see the SAI.

John C. Forelli, CFA

•	Joined fund team in 2004

•	Senior vice president, Independence Investments LLC

•	Joined subadviser in 1990

•	Began business career in 1984

Jay C. Leu, CFA

•	Joined fund team in 2004

•	Principal and senior vice president, Independence Investments LLC

•	Joined subadviser in 1997

•	Began business career in 1987

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

The Bank of New York
One Wall Street
New York, NY 10286

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Core Equity Fund – Fund details

5

Financial highlights

These tables detail the performance of each share class, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

Class A Shares

Per share operating performance	period ended 12-31-03	12-31-04		12-31-05		12-31-06		12-31-07

Net asset value, beginning of period	$20.53	$25.39		$27.62		$29.72		$33.67

Net investment income (loss)[1]	0.00 [2]	0.10		0.01		0.09		0.05

Net realized and unrealized gain on investments	4.86	2.13		2.09		3.86		1.05

Total from investment operations	4.86	2.23		2.10		3.95		1.10

Net asset value, end of period	$25.39	$27.62		$29.72		$33.67		$34.77

Total return[3] (%)	23.67	8.78	[4]	7.60	[4]	13.29	[4]	3.27	[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$201	$193		$195		$198		$192

Ratio of net expenses to average net assets (%)	1.61	1.52		1.47		1.47		1.47	[5]

Ratio of gross expenses to average net assets (%)	1.61	1.57	[6]	1.52	[6]	1.50	[6]	1.52	[6]

Ratio of net investment income (loss) to average net assets (%)	(0.02)	0.41		0.03		0.28		0.15

Portfolio turnover (%)	70	68		54		78		147

Class B Shares
Per share operating performance	period ended 12-31-03	12-31-04		12-31-05		12-31-06		12-31-07

Net asset value, beginning of period	$19.70	$24.19		$26.12		$27.91		$31.41

Net investment loss[1]	(0.15)	(0.08)		(0.18)		(0.13)		(0.18)

Net realized and unrealized gain on investments	4.64	2.01		1.97		3.63		0.97

Total from investment operations	4.49	1.93		1.79		3.50		0.79

Net asset value, end of period	$24.19	$26.12		$27.91		$31.41		$32.20

Total return[3] (%)	22.79	7.98	[4]	6.85	[4]	12.54	[4]	2.52	[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$252	$197		$140		$101		$61

Ratio of net expenses to average net assets (%)	2.31	2.22		2.18		2.17		2.17	[5]

Ratio of gross expenses to average net assets (%)	2.31	2.27	[6]	2.23	[6]	2.20	[6]	2.22	[6]

Ratio of net investment loss to average net assets (%)	(0.72)	(0.33)		(0.68)		(0.44)		(0.54)

Portfolio turnover (%)	70	68		54		78		147

Core Equity Fund – Fund details

6

Financial highlights, continued

Class C Shares

Per share operating performance	period ended 12-31-03	12-31-04		12-31-05		12-31-06		12-31-07

Net asset value, beginning of period	$19.69	$24.18		$26.11		$27.90		$31.39

Net investment loss[1]	(0.15)	(0.08)		(0.18)		(0.13)		(0.18)

Net realized and unrealized gain on investments	4.64	2.01		1.97		3.62		0.98

Total from investment operations	4.49	1.93		1.79		3.49		0.80

Net asset value, end of period	$24.18	$26.11		$27.90		$31.39		$32.19

Total return[3] (%)	22.80	7.98	[4]	6.86	[4]	12.51	[4]	2.55	[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$24	$20		$16		$14		$12

Ratio of net expenses to average net assets (%)	2.31	2.22		2.18		2.17		2.17	[5]

Ratio of gross expenses to average net assets (%)	2.31	2.27	[6]	2.23	[6]	2.20	[6]	2.22	[6]

Ratio of net investment loss to average net assets (%)	(0.72)	(0.31)		(0.68)		(0.43)		(0.55)

Portfolio turnover (%)	70	68		54		78		147

1	Based on the average of the shares outstanding.

2	Less than $0.01 per share.

3	Assumes dividend reinvestment and does not reflect the effect of sales charges.

4	Total returns would have been lower had certain expenses not been reduced during the periods shown.

5	Includes transfer agent fee earned credits of less than 0.01% to average net assets.

6	Does not take into consideration expense reductions during the periods shown.

Core Equity Fund – Fund details

7

 Your account

Choosing a share class

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

Class A

•	A front-end sales charge, as described in the section “How sales charges are calculated.”

•	Distribution and service (Rule 12b-1) fees of 0.30%.

Class B

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and service (Rule 12b-1) fees of 1.00%.

•	A contingent deferred sales charge (“CDSC”), as described in the section “How sales charges are calculated.”

•	Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

Class C

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and service (Rule 12b-1) fees of 1.00%.

•	A 1.00% CDSC on shares sold within one year of purchase.

•	No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

The maximum amount you may invest in Class B shares with any single purchase request is $99,999.99, and the maximum amount you may invest in Class C shares with any single purchase is $999,999.99. John Hancock Signature Services, Inc. (“Signature Services”), the transfer agent for the fund, may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see “Sales charge reductions and waivers”).

12b-1 fees

Rule 12b-1 fees will be paid to the distributor, John Hancock Funds, LLC (the “Distributor”), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Security Dealers, Inc.).

Because Rule 12b-1 fees are paid out of the fund assets on an ongoing basis, over time these fees will increase the cost of the investment and may cost shareholders more than paying other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in our efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the Distributor or the fund, as well as about fees and/or commissions it charges.

The Distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for the fund. If your intermediary provides these services, the investment adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the fund.

Rollover program compensation

The broker-dealer of record for a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain group annuity contracts issued by John Hancock insurance companies, is eligible to receive ongoing compensation (“Rollover Compensation”) when a plan participant terminates from the qualified plan and rolls over assets into a John Hancock sponsored custodial IRA or a John Hancock custodial Roth IRA invested in shares of John Hancock funds. The Rollover Compensation is paid from a fund’s 12b-1 fees to

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the plan’s broker-dealer of record at an annual rate not expected to exceed 0.25% of the average daily net eligible assets held in John Hancock funds (0.15% for the John Hancock Money Market Fund) under the rollover program. Rollover Compensation is made in the first year and continues thereafter, quarterly in arrears. A John Hancock insurance company may also pay the third-party administrator for the plan a one-time nominal fee not expected to exceed $25 per each participant rollover into a John Hancock fund for facilitating the transaction.

How sales charges are calculated

Class A sales charges are as follows:

Class A sales charges

	As a % of	As a % of
Your investment	offering price*	your investment

Up to $49,999	5.00%	5.26%

$50,000 – $99,999	4.50%	4.71%

$100,000 – $249,999	3.50%	3.63%

$250,000 – $499,999	2.50%	2.56%

$500,000 – $999,999	2.00%	2.04%

$1,000,000 and over	See below

*	Offering price is the NAV per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class I or all classes of R shares of John Hancock open-end mutual funds (John Hancock funds). To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase a fund’s Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the fund’s Web site at www.jhfunds.com. You may also consult your broker or financial representative, or refer to the section entitled “Initial sales charge on Class A shares” in the fund’s SAI. You may request a SAI from your broker or financial representative, access the fund’s Web site at www.jhfunds.com or call Signature Services, the fund’s transfer agent, at 1-800-225-5291.

Investments of $1 million or more

Class A shares are available with no front-end sales charge on investments of $1 million or more. There is a CDSC on any Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase, as follows:

Class A deferred sales charges on investments of $1 million or more

CDSC on fund shares
Your investment	being sold

First $1M – $4,999,999	1.00%

Next $1 – $5M above that	0.50%

Next $1 or more above that	0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Class B and C

Shares are offered at their NAV per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSC are as follows:

Class B deferred charges

CDSC on fund shares
Years after purchase	being sold

1st year	5.00%

2nd year	4.00%

3rd or 4th year	3.00%

5th year	2.00%

6th year	1.00%

After 6th year	None

Class C deferred charges

CDSC on fund shares
Years after purchase	being sold

1st year	1.00%

After 1st year	None

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares to meet your request, we will sell those shares that have the lowest CDSC.

Sales charge reductions and waivers

Reducing your Class A sales charges

There are several ways you can combine multiple purchases of shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

•	Accumulation Privilege — lets you add the value of any class of shares of any John Hancock funds you already own to the amount of your next Class A investment for the purpose of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

•	Letter of Intention — lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund’s Class A shares during the next 13 months. The calculation of this amount would include accumulation and combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the fund agrees to charge you the reduced sales charges

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listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for retirement plan investors is a 48-month Letter of Intention, described in the SAI.

•	Combination Privilege — lets you combine shares of all funds for purposes of calculating the Class A sales charge.

To utilize any reduction you must: Complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group investment program

A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group’s investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section “Opening an account”), and individual investors may close their accounts at any time.

To utilize this program you must: Contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers

As long as Signature Services is notified at the time you sell, the CDSC for each share class will be waived in the following cases:

•	to make payments through certain systematic withdrawal plans

•	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutionssm programs

•	redemptions pursuant to a fund’s right to liquidate an account less than $1,000

•	redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

•	to make certain distributions from a retirement plan

•	because of shareholder death or disability

To utilize this waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege

If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same John Hancock fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must: Contact your financial representative or Signature Services.

Waivers for certain investors

Class A shares may be offered without front-end sales charges or CDSCs to the following individuals and institutions:

•	selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

•	financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with John Hancock Funds, LLC

•	fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

•	individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock funds directly to an IRA

•	individuals converting assets held in an IRA, SIMPLE IRA, SEP or SARSEP invested in John Hancock funds directly to a Roth IRA

•	individuals recharacterizing assets from an IRA, Roth IRA, SEP, SARSEP or SIMPLE IRA invested in John Hancock funds back to the original account type from which it was converted

•	participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

•	participants in certain 529 plans that have a signed agreement with John Hancock Funds, LLC (one-year CDSC may apply)

•	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutionssm programs

•	Terminating participants rolling over assets held in a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain John Hancock group annuity contracts, directly to a John Hancock custodial IRA or John Hancock custodial Roth IRA investing in John Hancock funds, including subsequent investments

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers

Front-end sales charges and CDSCs are not imposed in connection with the following transactions:

•	exchanges from one John Hancock fund to the same class of any other John Hancock fund (see “Transaction policies” in this prospectus for additional details)

•	dividend reinvestments (see “Dividends and account policies” in this prospectus for additional details)

Opening an account

1	Read this prospectus carefully.

2	Determine how much you want to invest. The minimum initial investments for the Class A, B and C shares of the fund are as follows:

•	non-retirement account: $1,000

•	retirement account: $500; there is no minimum initial investment for certain group retirement plans investing using salary deduction or similar group methods of payment

•	group investments: $250

•	Monthly Automatic Accumulation Program (“MAAP”): $25 to open; you must invest at least $25 a month

•	there is no minimum initial investment for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with John Hancock Funds, LLC

3	All shareholders must complete the account application, carefully following the instructions. If you have any questions, contact your financial representative or call Signature Services at 1-800-225-5291.

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4	Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5	Make your initial investment using the instructions under “Buying shares.” You and your financial representative can initiate any purchase, exchange or sale of shares.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. See the Mutual Fund Account Application for more details.

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Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Deliver the check and your completed application to your financial representative or mail them to Signature Services (address below).

• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• If your account statement has a detachable investment slip, please complete in its entirety. If no slip is available, include a note specifying the fund name(s), the share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Customer Service to request an exchange.	• Log on to the Web site below to process exchanges between funds. • Call EASI-Line for automated service. • Call your financial representative or Customer Service to request an exchange.

By wire
• Deliver your completed application to your financial representative or mail it to Signature Services.

• Obtain account number by calling your financial representative or Customer Service.

• Obtain wiring instructions by calling Customer Service.

• Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Customer Service.

• Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By Internet
See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the Automated Clearing House (“ACH”) system.

• Complete the “Bank Information” section on your account application.

• Log on to Web site below to initiate purchases using your authorized bank account.

By phone
See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the ACH system.

• Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

• Call EASI-Line for automated service.

• Call Customer Service between 8:00 a.m. and 7:00 p.m., Eastern Time on most business days.

To open or add to an account using the Monthly Automatic Accumulation Program, see “Additional investor services.”

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Selling shares

To sell some or all of your shares

By letter
• Accounts of any type. • Sales of any amount.
• Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the fund’s name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required (see next page).

• Mail the materials to Signature Services.

• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Internet
• Most accounts. • Sales of up to $100,000.	• Log on to the Web site below to initiate redemptions from your fund.

By phone
• Most accounts. • Sales of up to $100,000.	• Call EASI-Line for automated service. • Call your financial representative or call Customer Service between 8:00 a.m. and 7:00 p.m., Eastern Time on most business days.

By wire or electronic funds transfer (“EFT”)
• Requests by letter to sell any amount. • Requests by Internet or phone to sell up to $100,000.
• To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Customer Service.

• Funds requested by wire will be wired the next business day. A $4 fee will be deducted from your account. Your bank may also charge you a fee for this service.

• Funds requested by EFT are generally available by the second business day. Your bank may charge you a fee for this service.

By exchange
• Accounts of any type. • Sales of any amount.
• Obtain a current prospectus for the fund into which you are exchanging by Internet or by calling your financial representative or Customer Service.

• Log on to the Web site below to process exchanges between your funds.

• Call EASI-Line for automated service.

• Call your financial representative or Customer Service to request an exchange.

To sell shares through a systematic withdrawal plan, see “Additional investor services.”

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations	Mutual Fund Operations	www.jhfunds.com	(24/7 automated service)	1-800-225-5291
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.		1-800-338-8080
P.O. Box 9510	164 Corporate Drive
Portsmouth, NH 03802-9510	Portsmouth, NH 03801

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Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares — This requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock Funds, LLC; or

•	you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most broker-dealers, banks, credit unions and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
• Letter of instruction.

• On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.

• Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts
• Letter of instruction.

• Corporate business/organization resolution, certified within the past 12 months, or a John Hancock funds business/organization certification form.

• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

• Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts
• Letter of instruction.

• On the letter, the signature(s) of the trustee(s).

• Copy of the trust document certified within the past 12 months or a John Hancock funds trust certification form.

• Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s)	• Letter of instruction signed by surviving tenant. • Copy of death certificate. • Medallion signature guarantee, if applicable (see above). • Inheritance tax waiver (if applicable).

Executors of shareholder estates
• Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion signature guarantee, if applicable (see above).

• Inheritance tax waiver (if applicable).

Administrators, conservators, guardians and other sellers or account types not listed above	• Call the Customer Service telephone number below for instructions.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Transaction policies

Valuation of shares

The NAV per share for each class of the fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time). The fund generally values its portfolio of equity securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the adviser to be unreliable, the fund may use a security’s fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by the fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by the fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by the fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its NAV. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances the fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by the fund may trade on U.S. holidays and weekends, even though the fund’s shares will not be priced on those days. This may change the fund’s NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The fund values debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices

When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges

You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. The fund may change or cancel its exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional services and programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The fund’s board of trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the board of trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of

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an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that it is advantageous to shareholders and does not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to them at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Any frequent trading strategies may interfere with efficient management of the fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

John Hancock Funds, LLC is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV minus any applicable sales charges and take other steps that it deems reasonable.

Certificated shares

The fund no longer issues share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Core Equity Fund – Your account

16

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

•	after any changes of name or residential address of the registered owner(s)

•	in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends

The fund generally distributes most or all of its net earnings annually in the form of dividends. The fund generally declares and pays income dividends annually. Capital gains, if any, are distributed annually, typically after the end of the fund’s fiscal year.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date.

Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

Dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short term or long term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only)

If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, the fund may close out your account and mail you the proceeds. Alternatively, the fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. .

Additional investor services

Monthly Automatic Accumulation Program (“MAAP”)

MAAP lets you set up regular investments from your paycheck or bank account to the fund. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

•	Complete the appropriate parts of your account application.

•	If you are using MAAP to open an account, make out a check for your first investment amount payable to “John Hancock Signature Services, Inc.” in an amount satisfying the applicable minimum initial investment requirements specified in the section “Opening an account.” Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan

This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

•	Make sure you have at least $5,000 worth of shares in your account.

•	Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

•	Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

•	Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

•	Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans

The fund’s distributor offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

John Hancock funds do not accept requests to establish new John Hancock custodial 403(b)(7) accounts; do not accept requests for exchanges or transfers into your existing John Hancock custodial 403(b)(7) accounts; and require additional disclosure documentation if you direct John Hancock funds to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b)(7) contract or account. Please refer to the SAI for more information regarding these restrictions.

Fund securities

The fund’s portfolio securities disclosure policy can be found in the SAI and on the fund’s Web site, www.jhfunds.com. The fund’s Web site also lists fund holdings. Portfolio holding information is posted on the fund’s Web site each month on a one-month lag and is available on the fund’s Web site until the fund files its next Form N-CSR or Form N-Q with the SEC. Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the fund’s Web site.

Core Equity Fund – Your account

17

For more information

Two documents are available with further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the funds. Each fund’s SAI includes a summary of the fund’s policy regarding disclosure of its portfolio holdings as well as legal and regulatory matters. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By EASI-Line: 1-800-338-8080

By phone: 1-800-225-5291

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090.

For further information on this or any John Hancock fund or service, call 1-800-225-5291 or go to www.jhfunds.com.

©2008 John Hancock Funds, LLC    250PN 5/08    SEC file number: 811-1677

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock MUTUAL FUNDS

John Hancock
Large Cap Select Fund

PROSPECTUS 5–1–08

➤ CLASS A, B AND C SHARES

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock Equity Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	Large Cap Select Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

4	Risks of investing

5	Who’s who

6	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

8	Choosing a share class

9	How sales charges are calculated

9	Sales charge reductions and waivers

10	Opening an account

12	Buying shares

13	Selling shares

15	Transaction policies

17	Dividends and account policies

17	Additional investor services

For more information See back cover

 Fund summary

John Hancock
Large Cap Select Fund

Day-to-day investment management: Shay Assets Management, Inc.

Class / Ticker     A MSBFX     B JHLBX     C JHLCX

Goal and strategy

The fund seeks long-term growth of capital.

To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies (companies with market capitalizations in excess of $5 billion). The fund invests primarily in U.S.-based companies whose growth, cash flow, earnings and dividend attributes are attractive and whose securities are reasonably priced and have the potential for capital appreciation, in the opinion of the management team.

In managing the portfolio, the management team looks for companies with strong balance sheets and sustainable earnings growth. In evaluating the prospects for a company’s growth and earnings, the management team considers, among other things, the company’s historical performance and growth strategy, the growth rate of the industries in which it operates and the markets into which it sells, the nature of its competitive environment, technological developments and trends in market share.

In attempting to determine reasonable price levels for a company’s securities, the management team utilizes a variety of measurement methods, including discounted cash flow analysis of expected earnings streams and an evaluation of the company’s price-to-earnings ratio.

Under normal market conditions, the fund invests substantially all of its assets in equity securities (common and preferred stocks and their equivalents).

In abnormal conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund may not achieve its goal.

Main risks

The value of your investment will fluctuate in response to stock market movements.

The fund’s management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly.

In addition, if the management team’s security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in this fund.

Large Cap Select Fund – Fund summary

2

Past performance

Year-by-year and average annual figures for the period prior to August 22, 2003 reflect the actual performance of the sole class of M.S.B. Fund, Inc., the fund’s predecessor. On August 22, 2003, the fund acquired all of the assets of M.S.B. Fund, Inc., pursuant to an agreement and plan of reorganization in exchange for Class A shares of the fund. The average annual returns for Class A have been restated to reflect applicable sales charges. This adjustment will have the effect of reducing the previously reported performance of the M.S.B. Fund, Inc.

Calendar year total returns – Class A (%)

Best quarter: Q4 ’98, 22.56 Worst quarter: Q3 ’02, –12.82

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
31.45	5.79	5.68	−3.73	−15.08	17.15	5.17	−2.38	14.37	2.24

Average annual total returns (%)	1 Year	5 Years	10 Years	Inception

as of 12-31-07				8-25-03

Class A before tax	–2.87	5.97	4.85	—

After tax on distributions	–3.90	5.39	3.85	—

After tax on distributions, with sale	–0.71	5.05	3.89	—

Class B before tax	–3.29	—	—	5.39

Class C before tax[1]	0.52	—	—	5.77

Standard & Poor’s 500 Index	5.49	12.83	5.91	11.41

Calendar year total returns

These do not include sales charges and would have been lower if they did. They are shown only for Class A and would be different for other classes. How a fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

These include sales charges. Performance of a broad-based index is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class A and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Standard & Poor’s 500 Index, an unmanaged index that includes 500 widely traded stocks.

1	Adjusted to reflect elimination of front-end sales charges as of 7-15-04.

Investor costs

Shareholder transaction expenses (%)	Class A	Class B	Class C

Maximum front-end sales charge (load) as a percentage of purchase price	5.00	—	—

Maximum deferred sales charge (load) as a percentage of purchase or redemption price, whichever is less	—[2]	5.00	1.00

Annual operating expenses (%)	Class A	Class B	Class C

Management fee	0.75	0.75	0.75

Distribution and service (12b-1) fees	0.25	1.00	1.00

Other expenses	0.45	0.45	0.45

Total fund operating expenses	1.45	2.20	2.20

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames is provided below. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expense example ($)	Class A	Class B		Class C

		Shares sold	Shares kept	Shares sold	Shares kept

1 Year	640	723	223	323	223

3 Years	936	988	688	688	688

5 Years	1,253	1,380	1,180	1,180	1,180

10 Years	2,148	2,344	2,344	2,534	2,534

Shareholder transaction expenses

These are charged directly to your account. There is also a $4 fee when you sell shares and have the proceeds sent by wire.

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

2	Except on investments of $1 million or more.

Large Cap Select Fund – Fund summary

3

 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Main risks

Management risk

A strategy used by the fund management team may fail to produce the intended result. For example, the team may be inaccurate in its assessments of securities, issuers or relative values of certain types of securities, or in its expectations about market trends, economic trends, interest rate trends or other factors. To the extent that the team invests fund assets in securities that are not in the fund’s benchmark index, there is a greater risk that the fund’s performance will deviate from that of its benchmark.

Stock investing risk

The value of your investment will go up and down in response to stock market movements. Stock prices typically change every day that stock markets are open. The performance of any given stock, group of stocks, or the market as a whole may be negative when measured over any particular period, short or long. Because the fund invests for the long term and does not attempt to time the market, it may remain invested in stocks even during long periods of negative performance. Numerous factors can cause stock prices to fall, ranging from a decline in the financial health of the issuing company to a decline in investor sentiment generally. Stocks may decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs, or overseas competition. The stock market as a whole may decline due to general factors, such as real or perceived adverse economic conditions, significant events, changes in the general outlook for corporate earnings, or changes in interest or currency rates. If an individual company goes out of business, the company’s bond holders have first claim on any remaining assets, which in practice generally means that the company’s stock becomes worthless.

Additional risk

Liquidity risk

To the extent that a security is difficult to sell (whether because the security cannot be traded publicly or because of unusual market conditions), the fund may either be forced to accept a lower price for it or may have to continue to hold it. Either outcome could hurt fund performance.

Large Cap Select Fund – Fund details

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Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The trustees have the power to change investment goals without shareholder approval. The trustees also have the power to change the focus of the fund’s 80% investment policy without shareholder approval. The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Founded in 1968, John Hancock Advisers, LLC is a wholly owned subsidiary of John Hancock Financial Services, Inc., which in turn is a subsidiary of Manulife Financial Corporation. As of December 31, 2007, John Hancock Advisers, LLC managed approximately $30 billion in assets.

Management fee

During its most recent full fiscal year, the fund paid the investment adviser a management fee consisting of 0.64% of net assets after reimbursement. Out of this fee, the investment adviser in turn paid the fees of the subadviser and certain other service providers. The fee was approved by the board of trustees. The basis for its approval of this fee, and of the investment advisory and subadvisory agreements overall, is discussed in the fund’s December 31, 2007 annual report.

Subadviser

Handles the fund’s day-to-day portfolio management.

Shay Assets Management, Inc. (SAM)
675 Third Avenue
Suite 1130
New York, NY 10017

•	Founded in 1981, currently manages more than $3.1 billion (as of 12-31-07)

•	Was the investment adviser to the fund’s predecessor, M.S.B. Fund, Inc.

•	Supervised by the adviser, John Hancock Advisers, LLC

Below are brief biographical profiles of the leaders of the fund’s investment management team, in alphabetical order. These managers share portfolio management responsibilities. For more about these individuals, including information about their compensation, other accounts they manage and any investments they may have in the fund, see the SAI.

John J. McCabe

•	Managed fund since 1991

•	Senior vice president, Shay Assets Management, Inc. (since 1995)

•	Began business career in 1965

Mark F. Trautman

•	Managed fund since 1993

•	Vice president, Shay Assets Management, Inc. (since 1995)

•	Began business career in 1986

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

The Bank of New York
One Wall Street
New York, NY 10286

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Large Cap Select Fund – Fund details

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Financial highlights

These tables detail the performance of each share class, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

Class A Shares

Per share operating performance	period ended 12-31-03[1]	12-31-04	12-31-05	12-31-06	12-31-07

Net asset value, beginning of period	$15.27	$17.80	$18.44	$17.60	$19.20

Net investment income (loss)[3]	(0.01)	0.08	0.05	0.08	0.09

Net realized and unrealized gain (loss) on investments	2.63	0.84	(0.48)	2.46	0.36

Total from investment operations	2.62	0.92	(0.43)	2.54	0.45

Less distributions

From net investment income	—	(0.07)	(0.04)	(0.08)	(0.09)

From net realized gain	(0.09)	(0.21)	(0.37)	(0.86)	(1.18)

	(0.09)	(0.28)	(0.41)	(0.94)	(1.27)

Net asset value, end of period	$17.80	$18.44	$17.60	$19.20	$18.38

Total return[4,5] (%)	17.15	5.17	(2.38)	14.37	2.24

Ratios and supplemental data

Net assets, end of period (in millions)	$55	$65	$58	$60	$52

Ratio of net expenses to average net assets (%)	1.51	1.34	1.36	1.35	1.34 [8]

Ratio of gross expenses to average net assets[9] (%)	1.89	1.44	1.47	1.48	1.45

Ratio of net investment income (loss) to average net assets (%)	(0.03)	0.45	0.26	0.46	0.48

Portfolio turnover (%)	22	13	23	12	12

Class B Shares
Per share operating performance	period ended 12-31-03[2]	12-31-04	12-31-05	12-31-06	12-31-07

Net asset value, beginning of period	$16.29	$17.76	$18.33	$17.39	$18.89

Net investment loss[3]	(0.03)	(0.03)	(0.09)	(0.05)	(0.05)

Net realized and unrealized gain (loss) on investments[3]	1.59	0.81	(0.48)	2.41	0.35

Total from investment operations	1.56	0.78	(0.57)	2.36	0.30

Less distributions

From net realized gain	(0.09)	(0.21)	(0.37)	(0.86)	(1.18)

Net asset value, end of period	$17.76	$18.33	$17.39	$18.89	$18.01

Total return[4,5] (%)	9.57 [6]	4.40	(3.14)	13.52	1.48

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$6	$5	$4	$3

Ratio of net expenses to average net assets (%)	2.13 [7]	2.09	2.11	2.10	2.09 [8]

Ratio of gross expenses to average net assets[9] (%)	3.02 [7]	2.19	2.22	2.23	2.20

Ratio of net investment loss to average net assets (%)	(0.49)[7]	(0.18)	(0.50)	(0.29)	(0.27)

Portfolio turnover (%)	22 [10]	13	23	12	12

Large Cap Select Fund – Fund details

6

Financial highlights, continued

Class C Shares

Per share operating performance	period ended 12-31-03[2]		12-31-04	12-31-05	12-31-06	12-31-07

Net asset value, beginning of period	$16.29		$17.76	$17.76	$17.39	$18.89

Net investment loss[3]	(0.03)		— [11]	(0.09)	(0.05)	(0.05)

Net realized and unrealized gain (loss) on investments	1.59		0.78	(0.48)	2.41	0.35

Total from investment operations	1.56		0.78	(0.57)	2.36	0.30

Less distributions

From net realized gain	(0.09)		(0.21)	(0.37)	(0.86)	(1.18)

Net asset value, end of period	$17.76		$18.33	$17.39	$18.89	$18.01

Total return[4,5] (%)	9.57	[6]	4.40	(3.14)	13.52	1.48

Ratios and supplemental data

Net assets, end of period (in millions)	$1		$6	$7	$3	$2

Ratio of net expenses to average net assets (%)	2.13	[7]	2.09	2.11	2.10	2.09 [8]

Ratio of gross expenses to average net assets[9] (%)	3.02	[7]	2.19	2.22	2.23	2.20

Ratio of net investment loss to average net assets (%)	(0.45)[7]		(0.01)	(0.49)	(0.30)	(0.27)

Portfolio turnover (%)	22	[10]	13	23	12	12

1	Effective 8-22-03, shareholders of the former M.S.B. Fund, Inc. became owners of an equal number of full and fractional Class A shares of the John Hancock Large Cap Select Fund. Additionally, the accounting and performance history of the former M.S.B. Fund, Inc. was redesignated as that of Class A of John Hancock Large Cap Select Fund.

2	Class B and Class C shares began operations on 8-25-03.

3	Based on the average of the shares outstanding.

4	Assumes dividend reinvestment and does not reflect the effect of sales charges.

5	Total returns would have been lower had certain expenses not been reduced during the periods shown.

6	Not annualized.

7	Annualized.

8	Includes transfer agent fee earned credits of less than 0.01% to average net assets.

9	Does not take into consideration expense reductions during the periods shown.

10	Portfolio turnover shown is calculated for the fund for the full fiscal year.

11	Less than $0.01 per share.

Large Cap Select Fund – Fund details

7

 Your account

Choosing a share class

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

Class A

•	A front-end sales charge, as described in the section “How sales charges are calculated.”

•	Distribution and service (Rule 12b-1) fees of 0.25%.

Class B

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and service (Rule 12b-1) fees of 1.00%.

•	A contingent deferred sales charge (“CDSC”), as described in the section “How sales charges are calculated.”

•	Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

Class C

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and service (Rule 12b-1) fees of 1.00%.

•	A 1.00% CDSC on shares sold within one year of purchase.

•	No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

The maximum amount you may invest in Class B shares with any single purchase request is $99,999.99, and the maximum amount you may invest in Class C shares with any single purchase is $999,999.99. John Hancock Signature Services, Inc. (“Signature Services”), the transfer agent for the fund, may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see “Sales charge reductions and waivers”).

12b-1 fees

Rule 12b-1 fees will be paid to the distributor, John Hancock Funds, LLC (the “Distributor”), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Security Dealers, Inc.).

Because Rule 12b-1 fees are paid out of the fund assets on an ongoing basis, over time these fees will increase the cost of the investment and may cost shareholders more than paying other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in our efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The Distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for the fund. If your intermediary provides these services, the investment adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the fund.

Rollover Program Compensation

The broker-dealer of record for a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain group annuity contracts issued by John Hancock insurance companies, is eligible to receive ongoing compensation (“Rollover Compensation”) when a plan participant terminates from the qualified plan and rolls over assets into a John Hancock sponsored custodial IRA or a John Hancock custodial Roth IRA invested in shares of John Hancock funds. The Rollover Compensation is paid from a fund’s 12b-1 fees to the plan’s broker-dealer of record at an

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annual rate not expected to exceed 0.25% of the average daily net eligible assets held in John Hancock funds (0.15% for the John Hancock Money Market Fund) under the rollover program. Rollover Compensation is made in the first year and continues thereafter, quarterly in arrears. A John Hancock insurance company may also pay the third-party administrator for the plan a one-time nominal fee not expected to exceed $25 per each participant rollover into a John Hancock fund for facilitating the transaction.

How sales charges are calculated

Class A sales charges are as follows:

Class A sales charges

	As a % of	As a % of
Your investment	offering price*	your investment

Up to $49,999	5.00%	5.26%

$50,000 – $99,999	4.50%	4.71%

$100,000 – $249,999	3.50%	3.63%

$250,000 – $499,999	2.50%	2.56%

$500,000 – $999,999	2.00%	2.04%

$1,000,000 and over	See below

*	Offering price is the NAV per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class I or all classes of R shares of John Hancock open-end mutual funds (John Hancock funds). To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase a fund’s Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the fund’s Web site at www.jhfunds.com. You may also consult your broker or financial representative, or refer to the section entitled “Initial sales charge on Class A shares” in the fund’s SAI. You may request a SAI from your broker or financial representative, access the fund’s Web site at www.jhfunds.com or call Signature Services, the fund’s transfer, agent at 1-800-225-5291.

Investments of $1 million or more

Class A shares are available with no front-end sales charge on investments of $1 million or more. There is a CDSC on any Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase, as follows:

Class A deferred sales charges on investments of $1 million or more

CDSC on fund shares
Your investment	being sold

First $1M – $4,999,999	1.00%

Next $1 – $5M above that	0.50%

Next $1 or more above that	0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Class B and C

Shares are offered at their NAV per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSC are as follows:

Class B deferred charges

CDSC on fund shares
Years after purchase	being sold

1st year	5.00%

2nd year	4.00%

3rd or 4th year	3.00%

5th year	2.00%

6th year	1.00%

After 6th year	None

Class C deferred charges

CDSC on fund shares
Years after purchase	being sold

1st year	1.00%

After 1st year	None

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares to meet your request, we will sell those shares that have the lowest CDSC.

Sales charge reductions and waivers

Reducing your Class A sales charges

There are several ways you can combine multiple purchases of shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

•	Accumulation Privilege — lets you add the value of any class of shares of any John Hancock funds you already own to the amount of your next Class A investment for the purpose of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

•	Letter of Intention — lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund’s Class A shares during the next 13 months. The calculation of this amount would include accumulation and combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the fund agrees to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also

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available for retirement plan investors is a 48-month Letter of Intention, described in the SAI.

•	Combination Privilege — lets you combine shares of all funds for purposes of calculating the Class A sales charge.

To utilize any reduction you must: Complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group investment program

A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group’s investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section “Opening an account”), and individual investors may close their accounts at any time.

To utilize this program you must: Contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers

As long as Signature Services is notified at the time you sell, the CDSC for each share class will be waived in the following cases:

•	to make payments through certain systematic withdrawal plans

•	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutionssm programs

•	redemptions pursuant to a fund’s right to liquidate an account less than $1,000

•	redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

•	to make certain distributions from a retirement plan

•	because of shareholder death or disability

To utilize this waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege

If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same John Hancock fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must: Contact your financial representative or Signature Services.

Waivers for certain investors

Class A shares may be offered without front-end sales charges or CDSCs to the following individuals and institutions:

•	selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

•	financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with John Hancock Funds, LLC

•	fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

•	individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock funds directly to an IRA

•	individuals converting assets held in an IRA, SIMPLE IRA, SEP or SARSEP invested in John Hancock funds directly to a Roth IRA

•	individuals recharacterizing assets from an IRA, Roth IRA, SEP, SARSEP or SIMPLE IRA invested in John Hancock funds back to the original account type from which it was converted

•	participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

•	participants in certain 529 plans that have a signed agreement with John Hancock Funds, LLC (one-year CDSC may apply)

•	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutionssm programs

•	Terminating participants rolling over assets held in a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain John Hancock group annuity contracts, directly to a John Hancock custodial IRA or John Hancock custodial Roth IRA investing in John Hancock funds, including subsequent investments.

Class A shares of John Hancock Large Cap Select Fund may be offered without front-end sales charges or CDSCs to any shareholder account of M.S.B. Fund, Inc. registered on this fund’s books in the shareholder’s name as of August 22, 2003.

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers

Front-end sales charges and CDSCs are not imposed in connection with the following transactions:

•	exchanges from one John Hancock fund to the same class of any other John Hancock fund (see “Transaction policies” in this prospectus for additional details)

•	dividend reinvestments (see “Dividends and account policies” in this prospectus for additional details)

Opening an account

1	Read this prospectus carefully.

2	Determine how much you want to invest. The minimum initial investments for the Class A, B and C shares of the fund are as follows:

•	non-retirement account: $1,000

•	retirement account: $500; there is no minimum initial investment for certain group retirement plans investing using salary deduction or similar group methods of payment

•	group investments: $250

•	Monthly Automatic Accumulation Program (“MAAP”): $25 to open; you must invest at least $25 a month

•	there is no minimum initial investment for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with John Hancock Funds, LLC

3	All shareholders must complete the account application, carefully following the instructions. If you have any questions, contact your financial representative or call Signature Services at 1-800-225-5291.

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4	Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5	Make your initial investment using the instructions under “Buying shares.” You and your financial representative can initiate any purchase, exchange or sale of shares.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act), requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. See the Mutual Fund Account Application for more details.

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Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Deliver the check and your completed application to your financial representative or mail them to Signature Services (address below).

• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• If your account statement has a detachable investment slip, please complete in its entirety. If no slip is available, include a note specifying the fund name(s), the share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Customer Service to request an exchange.	• Log on to the Web site below to process exchanges between funds. • Call EASI-Line for automated service. • Call your financial representative or Customer Service to request an exchange.

By wire
• Deliver your completed application to your financial representative or mail it to Signature Services.

• Obtain your account number by calling your financial representative or Customer Service.

• Obtain wiring instructions by calling Customer Service.

• Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Customer Service.

• Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By Internet
See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the Automated Clearing House (“ACH”) system.

• Complete the “Bank Information” section on your account application.

• Log on to Web site below to initiate purchases using your authorized bank account.

By phone
See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the ACH system.

• Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

• Call EASI-Line for automated service.

• Call Customer Service between 8:00 a.m. and 7:00 p.m., Eastern Time on most business days.

To open or add to an account using the Monthly Automatic Accumulation Program, see “Additional investor services.”

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Selling shares

To sell some or all of your shares

By letter
• Accounts of any type. • Sales of any amount.
• Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the fund’s name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required (see next page).

• Mail the materials to Signature Services.

• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Internet
• Most accounts. • Sales of up to $100,000.	• Log on to the Web site below to initiate redemptions from your fund.

By phone
• Most accounts. • Sales of up to $100,000.	• Call EASI-Line for automated service. • Call your financial representative or call Customer Service between 8:00 a.m. and 7:00 p.m., Eastern Time on most business days.

By wire or electronic funds transfer (“EFT”)
• Requests by letter to sell any amount. • Requests by Internet or phone to sell up to $100,000.
• To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Customer Service.

• Funds requested by wire will be wired the next business day. A $4 fee will be deducted from your account. Your bank may also charge you a fee for this service.

• Funds requested by EFT are generally available by the second business day. Your bank may charge you a fee for this service.

By exchange
• Accounts of any type. • Sales of any amount.
• Obtain a current prospectus for the fund into which you are exchanging by Internet or by calling your financial representative or Customer Service.

• Log on to the Web site below to process exchanges between your funds.

• Call EASI-Line for automated service.

• Call your financial representative or Customer Service to request an exchange.

To sell shares through a systematic withdrawal plan, see “Additional investor services.”

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations	Mutual Fund Operations	www.jhfunds.com	(24/7 automated service)	1-800-225-5291
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.		1-800-338-8080
P.O. Box 9510	164 Corporate Drive
Portsmouth, NH 03802-9510	Portsmouth, NH 03801

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Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares — This requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock Funds, LLC; or

•	you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most broker-dealers, banks, credit unions and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
• Letter of instruction.

• On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.

• Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts
• Letter of instruction.

• Corporate business/organization resolution, certified within the past 12 months, or a John Hancock funds business/organization certification form.

• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

• Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts
• Letter of instruction.

• On the letter, the signature(s) of the trustee(s).

• Copy of the trust document certified within the past 12 months or a John Hancock funds trust certification form.

• Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s)	• Letter of instruction signed by surviving tenant. • Copy of death certificate. • Medallion signature guarantee, if applicable (see above). • Inheritance tax waiver (if applicable).

Executors of shareholder estates
• Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion signature guarantee, if applicable (see above).

• Inheritance tax waiver (if applicable).

Administrators, conservators, guardians and other sellers or account types not listed above	• Call the Customer Service telephone number below for instructions.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Transaction policies

Valuation of shares

The NAV per share for each class of the fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time). The fund generally values its portfolio of equity securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the adviser to be unreliable, the fund may use a security’s fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by the fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by the fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by the fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its NAV. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances the fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by the fund may trade on U.S. holidays and weekends, even though the fund’s shares will not be priced on those days. This may change the fund’s NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The fund values debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices

When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges

You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. The fund may change or cancel its exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional services and programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The fund’s board of trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the board of trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund.

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The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that it is advantageous to shareholders and does not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to them at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading.

Any frequent trading strategies may interfere with efficient management of the fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

John Hancock Funds, LLC is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV minus any applicable sales charges and take other steps that it deems reasonable.

Certificated shares

The fund no longer issues share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Large Cap Select Fund – Your account

16

Dividends and account policies

Account statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

•	after any changes of name or residential address of the registered owner(s)

•	in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends

The fund generally distributes most or all of its net earnings annually in the form of dividends. The fund generally declares and pays income dividends annually. Capital gains, if any, are distributed annually, typically after the end of the fund’s fiscal year.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date.

Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

Dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short term or long term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only)

If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, the fund may close out your account and mail you the proceeds. Alternatively, the fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason.

Additional investor services

Monthly Automatic Accumulation Program (“MAAP”)

MAAP lets you set up regular investments from your paycheck or bank account to the fund. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

•	Complete the appropriate parts of your account application.

•	If you are using MAAP to open an account, make out a check for your first investment amount payable to “John Hancock Signature Services, Inc.” in an amount satisfying the applicable minimum initial investment requirements specified in the section “Opening an account.” Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan

This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

•	Make sure you have at least $5,000 worth of shares in your account.

•	Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

•	Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

•	Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

•	Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans

The fund’s distributor offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

John Hancock funds do not accept requests to establish new John Hancock custodial 403(b)(7) accounts; do not accept requests for exchanges or transfers into your existing John Hancock custodial 403(b)(7) accounts; and require additional disclosure documentation if you direct John Hancock funds to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b)(7) contract or account. Please refer to the SAI for more information regarding these restrictions.

Fund securities

The fund’s portfolio securities disclosure policy can be found in the SAI and on the fund’s Web site, www.jhfunds.com. The fund’s Web site also lists fund holdings. Portfolio holding information is posted on the fund’s Web site each month on a one-month lag and is available on the fund’s Web site until the fund files its next Form N-CSR or Form N-Q with the SEC. Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the fund’s Web site.

Large Cap Select Fund – Your account

17

For more information

Two documents are available with further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the funds. Each fund’s SAI includes a summary of the fund’s policy regarding disclosure of its portfolio holdings as well as legal and regulatory matters. The current annual report is included in the SAI. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By EASI-Line: 1-800-338-8080

By phone: 1-800-225-5291

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090.

For further information on this or any John Hancock fund or service, call 1-800-225-5291 or go to www.jhfunds.com.

© 2008 John Hancock Funds, LLC    490PN 5/08    SEC file number: 811-1677

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock
MUTUAL FUNDS

John Hancock
U.S. Global Leaders Growth Fund

PROSPECTUS 5–1–08

➤ CLASS A, B AND C SHARES

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock Equity Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	U.S. Global Leaders Growth Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

4	Risks of investing

5	Who’s who

6	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

8	Choosing a share class

9	How sales charges are calculated

9	Sales charge reductions and waivers

10	Opening an account

12	Buying shares

13	Selling shares

15	Transaction policies

17	Dividends and account policies

17	Additional investor services

For more information See back cover

 Fund summary

John Hancock
U.S. Global Leaders Growth Fund

Day-to-day investment management: Sustainable Growth Advisers, LP

Class / Ticker     A USGLX     B USLBX     C USLCX

Goal and strategy

The fund seeks long-term growth of capital.

To pursue this goal, the fund invests primarily in common stocks of “U.S. Global Leaders.” Under normal market conditions, at least 80% of the fund’s assets will be invested in stocks of companies the managers regard as U.S. Global Leaders.

The management team considers U.S. Global Leaders to be U.S. companies with multinational operations that typically exhibit the following key sustainable growth characteristics:

•	Hold leading market shares of their relevant industries that result in higher profit margins and high investment returns.

•	Supply consumable products or services so that their revenue streams are recurring.

The management team seeks to identify companies with superior long-term earnings prospects and to continue to own them as long as the managers believe they will continue to enjoy favorable prospects for capital growth and are not overvalued in the marketplace.

As a result of its investment strategy, the fund typically invests in large-capitalization companies (companies in the capitalization range of the Standard & Poor’s 500 Index, which was $708 million to $511.9 billion as of December 31, 2007).

The fund is non-diversified, which allows it to make larger investments in individual companies.

The fund may invest in other types of equity securities and foreign stocks.

In abnormal circumstances, the fund may temporarily invest in short-term cash equivalents. In these and other cases, the fund might not achieve its goal.

Main risks

The value of your investment will fluctuate in response to stock market movements.

The fund’s management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Similarly, growth stocks could underperform value stocks.

Companies that have substantial multinational operations may be affected by fluctuations in currency exchange rates and by economic and political conditions in foreign countries. These conditions may include restrictions on monetary repatriation and possible seizure, nationalization or expropriation of assets. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers’ security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

•	If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

•	In a down market, higher-risk securities could become harder to value or to sell at a fair price.

•	Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information, and social or political instability.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in this fund.

U.S. Global Leaders Growth Fund – Fund summary

2

Past performance

Year-by-year and average annual figures for the period prior to May 17, 2002 reflect the actual performance of the sole class of U.S. Global Leaders Growth Fund, the fund’s predecessor. On May 17, 2002, the fund acquired all of the assets of U.S. Global Leaders Growth Fund pursuant to an agreement and plan of reorganization in exchange for Class A shares of the fund. The average annual returns for Class A have been restated to reflect applicable sales charges. This adjustment will have the effect of reducing the previously reported performance of the U.S. Global Leaders Growth Fund.

Calendar year total returns – Class A (%)

Best quarter: Q4 ’98, 29.43 Worst quarter: Q3 ’98, –16.69

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
31.98%	7.88%	4.15%	–6.83%	–14.51%	19.24%	8.51%	2.16%	1.44%	3.67%

Average annual total returns (%)	1 Year	5 Years	10 Years	Inception

as of 12-31-07				5-20-02

Class A before tax	–1.52	5.71	4.55	—

After tax on distributions	–2.06	5.58	4.48	—

After tax on distributions, with sale	–0.24	4.92	3.97	—

Class B before tax	–2.05	5.69	—	1.78

Class C before tax[1]	1.91	6.01	—	1.94

Standard & Poor’s 500 Index	5.49	12.83	5.91	7.35

Russell 1000 Growth Index	11.81	12.10	3.83	6.33

Calendar year total returns

These do not include sales charges and would have been lower if they did. They are shown only for Class A and would be different for other classes. How a fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

These include sales charges. Performance of a broad-based index is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class A and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Standard & Poor’s 500 Index, an unmanaged index that includes 500 widely traded stocks.

Russell 1000 Growth Index, an unmanaged index of companies in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with high price-to-book ratios and higher forecasted growth values.

1	Adjusted to reflect elimination of front-end sales charges as of 7-15-04.

Investor costs

Shareholder transaction expenses (%)	Class A	Class B	Class C

Maximum front-end sales charge (load) as a percentage of purchase price	5.00	—	—

Maximum deferred sales charge (load) as a percentage of purchase or redemption price, whichever is less	—[2]	5.00	1.00

Annual operating expenses (%)	Class A	Class B	Class C

Management fee	0.75	0.75	0.75

Distribution and service (12b-1) fees	0.25	1.00	1.00

Other expenses	0.32	0.32	0.32

Total fund operating expenses[3]	1.32	2.07	2.07

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expense example ($)	Class A	Class B		Class C

		Shares sold	Shares kept	Shares sold	Shares kept

1 Year	628	710	210	310	210

3 Years	897	949	649	649	649

5 Years	1,187	1,314	1,114	1,114	1,114

10 Years	2,011	2,208	2,208	2,400	2,400

Shareholder transaction expenses

These are charged directly to your account. There is also a $4 fee when you sell shares and have the proceeds sent by wire.

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

2	Except on investments of $1 million or more.

3	The adviser has voluntarily agreed to reimburse the fund for certain fund expenses (excluding transfer agent fees, 12b-1 fees, brokerage commissions, interest, and other extraordinary expenses not incurred in the ordinary course of the fund’s business) that exceed 0.79% of the fund’s average net assets. Also, the transfer agent has voluntarily agreed to limit transfer agent fees, a class specific expense, to 0.28%, each, for Class A, B, and C. Total fund operating expenses after these voluntary expense limits are 1.27%, 2.02% and 2.02% for Class A, B and C, respectively.

U.S. Global Leaders Growth Fund – Fund summary

3

 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Main risks

Foreign investment risk

Prices of foreign securities may change more rapidly and extremely than those of their U.S. counterparts. By U.S. standards, many foreign securities markets are comparatively small, new and lightly regulated, and they may be more heavily influenced by the actions of large investors. Foreign securities markets may have different reporting and accounting standards (which can mean less complete or less reliable information about securities), weak legal and enforcement systems, additional rules for investors from outside their countries, and higher taxes and business costs. Foreign countries may have greater risk of social, economic and political instability (including the risk of war), and greater risk of major shifts in government policy (including the risk of nationalization, which would render a stock worthless). Foreign investments are also subject to currency risk. Changes in the exchange rate with the U.S. dollar could erode investment gains or widen investment losses for the fund. The risks of foreign investing tend to be greater in emerging markets than in countries with larger and more established economies, markets and governments.

Issuer risk

Because the fund is non-diversified, it may invest heavily in particular issuers. To the extent that the fund does this, it will become more sensitive to the specific risks associated with those issuers. This can make the fund’s share price more volatile, and can increase the risk that the fund will significantly underperform similar funds and its benchmark index.

Management risk

A strategy used by the fund management team may fail to produce the intended result. For example, the team may be inaccurate in its assessments of securities, issuers or relative values of certain types of securities, or in its expectations about market trends, economic trends, interest rate trends or other factors. To the extent that the team invests fund assets in securities that are not in the fund’s benchmark index, there is a greater risk that the fund’s performance will deviate from that of its benchmark.

Stock investing risk

The value of your investment will go up and down in response to stock market movements. Stock prices typically change every day that stock markets are open. The performance of any given stock, group of stocks, or the market as a whole may be negative when measured over any particular period, short or long. Because the fund invests for the long term and does not attempt to time the market, it may remain invested in stocks even during long periods of negative performance. Numerous factors can cause stock prices to fall, ranging from a decline in the financial health of the issuing company to a decline in investor sentiment generally. Stocks may decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs, or overseas competition. The stock market as a whole may decline due to general factors, such as real or perceived adverse economic conditions, significant events, changes in the general outlook for corporate earnings, or changes in interest or currency rates. If an individual company goes out of business, the company’s bond holders have first claim on any remaining assets, which in practice generally means that the company’s stock becomes worthless.

Additional risk

Liquidity risk

To the extent that a security is difficult to sell (whether because the security cannot be traded publicly or because of unusual market conditions), the fund may either be forced to accept a lower price for it or may have to continue to hold it. Either outcome could hurt fund performance.

U.S. Global Leaders Growth Fund – Fund details

4

Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The trustees have the power to change investment goals without shareholder approval. The trustees also have the power to change the focus of the fund’s 80% investment policy without shareholder approval. The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Founded in 1968, John Hancock Advisers, LLC is a wholly owned subsidiary of John Hancock Financial Services, Inc., which in turn is a subsidiary of Manulife Financial Corporation. As of December 31, 2007, John Hancock Advisers, LLC managed approximately $30 billion in assets.

Management fee

During its most recent full fiscal year, the fund paid the investment adviser a management fee consisting of 0.71% of net assets after reimbursement. Out of this fee, the investment adviser in turn paid the fees of the subadviser and certain other service providers. The fee was approved by the board of trustees. The basis for its approval of this fee, and of the investment advisory and subadvisory agreements overall, is discussed in the fund’s December 31, 2007 annual report.

Subadviser

Handles the fund’s day-to-day portfolio management.

Sustainable Growth Advisers, LP (SGA)
3 Stamford Plaza
301 Tresser Blvd.
Suite 1310
Stamford, CT 06901

•	Founded in 2003, currently manages more than $3 billion (as of 12-31-07)

•	George P. Fraise, Gordon M. Marchand and Robert L. Rohn each own 24% of SGA

•	Supervised by the adviser, John Hancock Advisers, LLC

Below are brief biographical profiles of the leaders of the fund’s investment management team, in alphabetical order. These managers share portfolio management responsibilities. For more about these individuals, including information about their compensation, other accounts they manage and any investments they may have in the fund, see the SAI.

George P. Fraise

•	Managed fund since 2000

•	Principal, Sustainable Growth Advisers, LP (since 2003)

•	Executive vice president, Yeager, Wood & Marshall, Inc. (2000–2003)

•	Began business career in 1987

Gordon M. Marchand, CFA, CIC

•	Managed fund since 1995

•	Principal, Sustainable Growth Advisers, LP (since 2003)

•	Chief financial and operating officer, Yeager, Wood & Marshall, Inc. (1984–2003)

•	Began business career in 1977

Robert L. Rohn

•	Managed fund since 2003

•	Principal, Sustainable Growth Advisers, LP (since 2003)

•	Chairman and chief executive officer, W.P. Stewart, Inc. (1991–2003)

•	Began business career in 1983

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

The Bank of New York
One Wall Street
New York, NY 10286

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

U.S. Global Leaders Growth Fund – Fund details

5

Financial highlights

These tables detail the performance of each share class, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

Class A Shares

Per share operating performance	period ended 12-31-03		12-31-04	12-31-05		12-31-06		12-31-07

Net asset value, beginning of period	$21.57		$25.72	$27.84		$28.44		$28.85

Net investment income (loss)[1]	—	[2]	0.15	(0.04)		—	[2]	0.03

Net realized and unrealized gain on investments	4.15		2.04	0.64		0.41		1.04

Total from investment operations	4.15		2.19	0.60		0.41		1.07

Less distributions

From net realized gain	—		(0.07)	—		—		(1.12)

Net asset value, end of period	$25.72		$27.84	$28.44		$28.85		$28.80

Total return[3] (%)	19.24	[4]	8.51	2.16	[4]	1.44	[4]	3.67	[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$392		$893	$1,271		$1,263		$1,022

Ratio of net expenses to average net assets (%)	1.35		1.32	1.28		1.28		1.27[7]

Ratio of gross expenses to average net assets (%)	1.36	[5]	1.32	1.33	[5]	1.32	[5]	1.32	[5]

Ratio of net investment income (loss) to average net assets (%)	(0.02)		0.57	(0.14)		—	[6]	0.10

Portfolio turnover(%)	15		16	28		34		27

Class B Shares
Per share operating performance	period ended 12-31-03		12-31-04	12-31-05		12-31-06		12-31-07

Net asset value, beginning of period	$21.47		$25.41	$27.36		$27.75		$27.94

Net investment loss[1]	(0.18)		(0.05)	(0.24)		(0.20)		(0.18)

Net realized and unrealized gain (loss) on investments	4.12		2.00	0.63		0.39		1.00

Total from investment operations	3.94		1.95	0.39		0.19		0.82

Less distributions

From net realized gain	—		—	—		—		(1.12)

Net asset value, end of period	$25.41		$27.36	$27.75		$27.94		$27.64

Total return[3] (%)	18.35	[4]	7.67	1.43	[4]	0.68	[4]	2.90	[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$164		$208	$218		$151		$107

Ratio of net expenses to average net assets (%)	2.10		2.07	2.03		2.03		2.02	[7]

Ratio of gross expenses to average net assets (%)	2.11	[5]	2.07	2.08	[5]	2.07	[5]	2.07	[5]

Ratio of net investment loss to average net assets (%)	(0.77)		(0.21)	(0.88)		(0.75)		(0.65)

Portfolio turnover (%)	15		16	28		34		27

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Financial highlights, continued

Class C Shares

Per share operating performance	period ended 12-31-03		12-31-04	12-31-05		12-31-06		12-31-07

Net asset value, beginning of period	$21.47		$25.41	$27.36		$27.75		$27.94

Net investment loss[1]	(0.18)		(0.04)	(0.24)		(0.20)		(0.18)

Net realized and unrealized gain (loss) on investments	4.12		1.99	0.63		0.39		1.00

Total from investment operations	3.94		1.95	0.39		0.19		0.82

From net realized gain	—		—	—		—		(1.12)

Net asset value, end of period	$25.41		$27.36	$27.75		$27.94		$27.64

Total return[3] (%)	18.35	[4]	7.67	1.43	[4]	0.68	[4]	2.90	[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$160		$246	$284		$186		$114

Ratio of net expenses to average net assets (%)	2.10		2.07	2.03		2.03		2.02	[7]

Ratio of gross expenses to average net assets (%)	2.11	[5]	2.07	2.08	[5]	2.07	[5]	2.07	[5]

Ratio of net investment loss to average net assets (%)	(0.77)		(0.17)	(0.88)		(0.75)		(0.65)

Portfolio turnover (%)	15		16	28		34		27

1	Based on the average of the shares outstanding.

2	Less than $0.01 per share.

3	Assumes dividend reinvestment and does not reflect the effect of sales charges.

4	Total returns would have been lower had certain expenses not been reduced during the periods shown.

5	Does not take into consideration expense reductions during the periods shown.

6	Less than 0.01%.

7	Includes transfer agent fee earned credits of less than 0.01% to average net assets.

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 Your account

Choosing a share class

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

Class A

•	A front-end sales charge, as described in the section “How sales charges are calculated.”

•	Distribution and service (Rule 12b-1) fees of 0.25%.

Class B

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and service (Rule 12b-1) fees of 1.00%.

•	A contingent deferred sales charge (“CDSC”), as described in the section “How sales charges are calculated.”

•	Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

Class C

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and service (Rule 12b-1) fees of 1.00%.

•	A 1.00% CDSC on shares sold within one year of purchase.

•	No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

The maximum amount you may invest in Class B shares with any single purchase request is $99,999.99, and the maximum amount you may invest in Class C shares with any single purchase is $999,999.99. John Hancock Signature Services, Inc. (“Signature Services”), the transfer agent for the fund, may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see “Sales charge reductions and waivers”).

12b-1 fees

Rule 12b-1 fees will be paid to the distributor, John Hancock Funds, LLC (the “Distributor”), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Security Dealers, Inc.).

Because Rule 12b-1 fees are paid out of the fund assets on an ongoing basis, over time these fees will increase the cost of the investment and may cost shareholders more than paying other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in our efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the Distributor or the fund, as well as about fees and/or commissions it charges.

The Distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for the fund. If your intermediary provides these services, the investment adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the fund.

Rollover program compensation

The broker-dealer of record for a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain group annuity contracts issued by John Hancock insurance companies, is eligible to receive ongoing compensation (“Rollover Compensation”) when a plan participant terminates from the qualified plan and rolls over assets into a John Hancock sponsored custodial IRA or a John Hancock custodial Roth IRA invested in shares of John Hancock funds. The Rollover Compensation is paid from a fund’s 12b-1 fees to

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the plan’s broker-dealer of record at an annual rate not expected to exceed 0.25% of the average daily net eligible assets held in John Hancock funds (0.15% for the John Hancock Money Market Fund) under the rollover program. Rollover Compensation is made in the first year and continues thereafter, quarterly in arrears. A John Hancock insurance company may also pay the third-party administrator for the plan a one-time nominal fee not expected to exceed $25 per each participant rollover into a John Hancock fund for facilitating the transaction.

How sales charges are calculated

Class A sales charges are as follows:

Class A sales charges

	As a % of	As a % of
Your investment	offering price*	your investment

Up to $49,999	5.00%	5.26%

$50,000 – $99,999	4.50%	4.71%

$100,000 – $249,999	3.50%	3.63%

$250,000 – $499,999	2.50%	2.56%

$500,000 – $999,999	2.00%	2.04%

$1,000,000 and over	See below

*	Offering price is the NAV per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class I or all classes of R shares of John Hancock open-end mutual funds (John Hancock funds). To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase a fund’s Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the fund’s Web site at www.jhfunds.com. You may also consult your broker or financial representative, or refer to the section entitled “Initial sales charge on Class A shares” in the fund’s SAI. You may request a SAI from your broker or financial representative, access the fund’s Web site at www.jhfunds.com or call Signature Services, the fund’s transfer agent, at 1-800-225-5291.

Investments of $1 million or more

Class A shares are available with no front-end sales charge on investments of $1 million or more. There is a CDSC on any Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase, as follows:

Class A deferred sales charges on investments of $1 million or more

CDSC on fund shares
Your investment	being sold

First $1M – $4,999,999	1.00%

Next $1 – $5M above that	0.50%

Next $1 or more above that	0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Class B and C

Shares are offered at their NAV per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSC are as follows:

Class B deferred charges

CDSC on fund shares
Years after purchase	being sold

1st year	5.00%

2nd year	4.00%

3rd or 4th year	3.00%

5th year	2.00%

6th year	1.00%

After 6th year	None

Class C deferred charges

CDSC on fund shares
Years after purchase	being sold

1st year	1.00%

After 1st year	None

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares to meet your request, we will sell those shares that have the lowest CDSC.

Sales charge reductions and waivers

Reducing your Class A sales charges

There are several ways you can combine multiple purchases of shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

•	Accumulation Privilege — lets you add the value of any class of shares of any John Hancock funds you already own to the amount of your next Class A investment for the purpose of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

•	Letter of Intention — lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund’s Class A shares during the next 13 months. The calculation of this amount would include accumulation and combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the fund agrees to charge you the reduced sales charges

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listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for retirement plan investors is a 48-month Letter of Intention, described in the SAI.

•	Combination Privilege — lets you combine shares of all funds for purposes of calculating the Class A sales charge.

To utilize any reduction you must: Complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group investment program

A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group’s investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section “Opening an account”), and individual investors may close their accounts at any time.

To utilize this program you must: Contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers

As long as Signature Services is notified at the time you sell, the CDSC for each share class will be waived in the following cases:

•	to make payments through certain systematic withdrawal plans

•	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutionssm programs

•	redemptions pursuant to a fund’s right to liquidate an account less than $1,000

•	redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

•	to make certain distributions from a retirement plan

•	because of shareholder death or disability

To utilize this waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege

If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same John Hancock fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must: Contact your financial representative or Signature Services.

Waivers for certain investors

Class A shares may be offered without front-end sales charges or CDSCs to the following individuals and institutions:

•	selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

•	financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with John Hancock Funds, LLC

•	fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

•	individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock funds directly to an IRA

•	individuals converting assets held in an IRA, SIMPLE IRA, SEP or SARSEP invested in John Hancock funds directly to a Roth IRA

•	individuals recharacterizing assets from an IRA, Roth IRA, SEP, SARSEP or SIMPLE IRA invested in John Hancock funds back to the original account type from which it was converted

•	participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

•	participants in certain 529 plans that have a signed agreement with John Hancock Funds, LLC (one-year CDSC may apply)

•	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutionssm programs

•	Terminating participants rolling over assets held in a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain John Hancock group annuity contracts, directly to a John Hancock custodial IRA or John Hancock custodial Roth IRA investing in John Hancock funds, including subsequent investments.

Class A shares of John Hancock U.S. Global Leaders Growth Fund may be offered without front-end sales charges or CDSCs to any shareholder account of U.S. Global Leaders Growth Fund registered on this fund’s books in the shareholder’s name as of May 17, 2002.

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers

Front-end sales charges and CDSCs are not imposed in connection with the following transactions:

•	exchanges from one John Hancock fund to the same class of any other John Hancock fund (see “Transaction policies” in this prospectus for additional details)

•	dividend reinvestments (see “Dividends and account policies” in this prospectus for additional details)

Opening an account

1	Read this prospectus carefully.

2	Determine how much you want to invest. The minimum initial investments for the Class A, B and C shares of the fund are as follows:

•	non-retirement account: $1,000

•	retirement account: $500; there is no minimum initial investment for certain group retirement plans investing using salary deduction or similar group methods of payment

•	group investments: $250

•	Monthly Automatic Accumulation Program (“MAAP”): $25 to open; you must invest at least $25 a month

•	there is no minimum initial investment for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with John Hancock Funds, LLC

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3	All shareholders must complete the account application, carefully following the instructions. If you have any questions, contact your financial representative or call Signature Services at 1-800-225-5291.

4	Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5	Make your initial investment using the instructions under “Buying shares.” You and your financial representative can initiate any purchase, exchange or sale of shares.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. See the Mutual Fund Account Application for more details.

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Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Deliver the check and your completed application to your financial representative or mail them to Signature Services (address below).

• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• If your account statement has a detachable investment slip, please complete in its entirety. If no slip is available, include a note specifying the fund name(s), the share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Customer Service to request an exchange.	• Log on to the Web site below to process exchanges between funds. • Call EASI-Line for automated service. • Call your financial representative or Customer Service to request an exchange.

By wire
• Deliver your completed application to your financial representative or mail it to Signature Services.

• Obtain account number by calling your financial representative or Customer Service.

• Obtain wiring instructions by calling Customer Service.

• Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Customer Service.

• Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By Internet
See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the Automated Clearing House (“ACH”) system.

• Complete the “Bank Information” section on your account application.

• Log on to Web site below to initiate purchases using your authorized bank account.

By phone
See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the ACH system.

• Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

• Call EASI-Line for automated service.

• Call Customer Service between 8:00 a.m. and 7:00 p.m., Eastern Time on most business days.

To open or add to an account using the Monthly Automatic Accumulation Program, see “Additional investor services.”

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Selling shares

To sell some or all of your shares

By letter
• Accounts of any type. • Sales of any amount.
• Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the fund’s name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required (see next page).

• Mail the materials to Signature Services.

• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Internet
• Most accounts. • Sales of up to $100,000.	• Log on to the Web site below to initiate redemptions from your fund.

By phone
• Most accounts. • Sales of up to $100,000.	• Call EASI-Line for automated service. • Call your financial representative or call Customer Service between 8 a.m. and 7 p.m., Eastern Time on most business days.

By wire or electronic funds transfer (“EFT”)
• Requests by letter to sell any amount. • Requests by Internet or phone to sell up to $100,000.
• To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Customer Service.

• Funds requested by wire will be wired the next business day. A $4 fee will be deducted from your account. Your bank may also charge you a fee for this service.

• Funds requested by EFT are generally available by the second business day. Your bank may charge you a fee for this service.

By exchange
• Accounts of any type. • Sales of any amount.
• Obtain a current prospectus for the fund into which you are exchanging by Internet or by calling your financial representative or Customer Service.

• Log on to the Web site below to process exchanges between your funds.

• Call EASI-Line for automated service.

• Call your financial representative or Customer Service to request an exchange.

To sell shares through a systematic withdrawal plan, see “Additional investor services.”

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares — This requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock Funds, LLC; or

•	you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most broker-dealers, banks, credit unions and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)	• Letter of instruction. • On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.
• Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts	• Letter of instruction. • Corporate business/organization resolution, certified within the past 12 months, or a John Hancock funds business/organization certification form.
• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.
• Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts
• Letter of instruction.

• On the letter, the signature(s) of the trustee(s).

• Copy of the trust document certified within the past 12 months or a John Hancock funds trust certification form.

• Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s)	• Letter of instruction signed by surviving tenant. • Copy of death certificate.
• Medallion signature guarantee, if applicable (see above).
• Inheritance tax waiver (if applicable).

Executors of shareholder estates
• Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion signature guarantee, if applicable (see above).

• Inheritance tax waiver (if applicable).

Administrators, conservators, guardians and other sellers or account types not listed above	• Call the Customer Service telephone number below for instructions.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Transaction policies

Valuation of shares

The NAV per share for each class of the fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time). The fund generally values its portfolio of equity securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the adviser to be unreliable, the fund may use a security’s fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by the fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by the fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its NAV. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances the fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by the fund may trade on U.S. holidays and weekends, even though the fund’s shares will not be priced on those days. This may change the fund’s NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The fund values debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices

When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges

You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. The fund may change or cancel its exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional services and programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The fund’s board of trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the board of trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund.

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The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that it is advantageous to shareholders and does not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to them at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Any frequent trading strategies may interfere with efficient management of the fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

John Hancock Funds, LLC is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV minus any applicable sales charges and take other steps that it deems reasonable.

Certificated shares

The fund no longer issues share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion but the fund will not release the proceeds to you until your

U.S. Global Leaders Growth Fund – Your account

16

purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

•	after any changes of name or residential address of the registered owner(s)

•	in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends

The fund generally distributes most or all of its net earnings annually in the form of dividends. The fund generally declares and pays income dividends annually. Capital gains, if any, are distributed annually, typically after the end of the fund’s fiscal year.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date.

Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

Dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short term or long term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only)

If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, the fund may close out your account and mail you the proceeds. Alternatively, the fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason.

Additional investor services

Monthly Automatic Accumulation Program (“MAAP”)

MAAP lets you set up regular investments from your paycheck or bank account to the fund. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

•	Complete the appropriate parts of your account application.

•	If you are using MAAP to open an account, make out a check for your first investment amount payable to “John Hancock Signature Services, Inc.” in an amount satisfying the applicable minimum initial investment requirements specified in the section “Opening an account.” Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan

This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

•	Make sure you have at least $5,000 worth of shares in your account.

•	Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

•	Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

•	Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

•	Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans

The fund’s distributor offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

John Hancock funds do not accept requests to establish new John Hancock custodial 403(b)(7) accounts; do not accept requests for exchanges or transfers into your existing John Hancock custodial 403(b)(7) accounts; and require additional disclosure documentation if you direct John Hancock funds to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b)(7) contract or account. Please refer to the SAI for more information regarding these restrictions.

Fund securities

The fund’s portfolio securities disclosure policy can be found in the SAI and on the fund’s Web site, www.jhfunds.com. The fund’s Web site also lists fund holdings. Portfolio holding information is posted on the fund’s Web site each month on a one-month lag and is available on the fund’s Web site until the fund files its next Form N-CSR or Form N-Q with the SEC. Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the fund’s Web site.

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For more information

Two documents are available with further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the funds. Each fund’s SAI includes a summary of the fund’s policy regarding disclosure of its portfolio holdings as well as legal and regulatory matters. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By EASI-Line: 1-800-338-8080

By phone: 1-800-225-5291

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090.

For further information on this or any John Hancock fund or service, call 1-800-225-5291 or go to www.jhfunds.com.

©2008 John Hancock Funds, LLC    260PN 5/08    SEC file number: 811-1677

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock

MUTUAL FUNDS

John Hancock
International Classic Value Fund

PROSPECTUS 5–1–08

➤ CLASS A, B AND C SHARES

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock International Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	International Classic Value Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

4	Risks of investing

5	Who’s who

6	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

8	Choosing a share class

9	How sales charges are calculated

9	Sales charge reductions and waivers

10	Opening an account

12	Buying shares

13	Selling shares

15	Transaction policies

17	Dividends and account policies

17	Additional investor services

For more information See back cover

 Fund summary

John Hancock
International Classic Value Fund

Day-to-day investment management: Pzena Investment Management, LLC

Class / Ticker     A JHFAX     B JHFBX     C JHFCX

Goal and strategy

The fund seeks long-term growth of capital.

To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of foreign companies of any size. Equity securities include common and preferred stocks and their equivalents. The fund may invest up to 10% of assets in securities of issuers located in emerging markets as classified by Morgan Stanley Capital International (MSCI). Under normal circumstances the fund will invest in at least six countries throughout the world. The fund is non-diversified and may invest more than 5% of assets in securities of individual companies.

In managing the fund, the subadviser follows a classic “deep value” strategy. It seeks to identify companies it believes are undervalued on the basis of current price to an estimated normal level of earnings, and constructs a portfolio of stocks that are in the most undervalued or “deep value” portion of its universe. Companies considered for investment must have a competitive advantage such as a superior distribution network, low cost structure or simply, tangible assets. Companies in the portfolio also must have a sound plan to restore earnings and cash flow to normal over the long run in the opinion of the subadviser.

In choosing individual securities, the subadviser generally screens a universe of the 1,500 largest companies located outside the United States. Using fundamental research and proprietary computer models, the sub-adviser ranks these companies from the least to the most expensive on the basis of current share price to normal long-term earning power. The subadviser considers investing only in the cheapest companies of the universe, and systematically rules out companies whose share price is not among the most attractive. Before investing, the sub-adviser considers the value of an entire business relative to its price. The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities or there is a change in company fundamentals.

The fund may use certain derivative instruments (investments whose value is based on indexes, securities or currencies), such as options, futures, forwards and swaps. In abnormal conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goals. The fund may trade securities actively, which could increase its trading costs (thus lowering performance) and increase your taxable distributions.

Main risks

The value of your investment will fluctuate in response to stock market movements.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social instability and political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

The fund’s management strategy has a significant influence on fund performance. If the fund invests in countries or regions that experience economic downturns, performance could suffer. In addition, if certain investments or industries do not perform as expected, or if the subadviser’s security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

•	If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

•	Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.

•	In a down market, emerging-market securities, other higher-risk securities and derivatives could become harder to value or to sell at a fair price.

•	Certain derivatives could produce disproportionate losses.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in this fund.

International Classic Value Fund – Fund summary

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Past performance

Calendar year total returns – Class A (%)

Best quarter: Q2 ’07, 3.91 Worst quarter: Q4 ’07, –8.37

2007
–8.29

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		2-28-06

Class A before tax	–12.87	–1.70

After tax on distributions	–13.73	–2.39

After tax on distributions, with sale	–8.16	–1.77

Class B before tax	–13.34	–1.63

Class C before tax	–9.72	0.44

MSCI EAFE Net Total Return Index	11.17	16.60

Calendar year total returns

These do not include sales charges and would have been lower if they did. They are shown only for Class A and would be different for other classes. How a fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

These include sales charges. Performance of a broad-based index is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class A and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI EAFE Net Total Return Index, an unmanaged index of freely traded stocks of foreign companies. Returns are calculated and presented net of withholding tax.

Investor costs

Shareholder transaction expenses (%)	Class A	Class B	Class C

Maximum front-end sales charge (load) as a percentage of purchase price	5.00	—	—

Maximum deferred sales charge (load) as a percentage of purchase or redemption price, whichever is less	—[1]	5.00	1.00

Annual operating expenses (%)	Class A	Class B	Class C

Management fee	1.05	1.05	1.05

Distribution and service (12b-1) fees	0.30	1.00	1.00

Other expenses	0.78	0.79	0.78

Total fund operating expenses	2.13	2.84	2.83

Contractual expense reimbursement[2]	0.55	0.56	0.55

Net fund operating expenses	1.58	2.28	2.28

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames is provided below. The example assumes a 5% average annual return and the reinvestment of all dividends and contractual reimbursement. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expense example ($)	Class A	Class B		Class C

		Shares sold	Shares kept	Shares sold	Shares kept

1 Year	653	731	231	331	231

3 Years	1,083	1,127	827	825	825

5 Years	1,539	1,649	1,449	1,445	1,445

10 Years	2,798	2,957	2,957	3,117	3,117

Shareholder transaction expenses

These are charged directly to your account. There is also a $4 fee when you sell shares and have the proceeds sent by wire.

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	Except on investments of $1 million or more.

2	The adviser has contractually agreed to reimburse the fund for certain fund expenses (excluding transfer agent fees, 12b-1 fees, brokerage commissions, interest, and other extraordinary expenses not incurred in the ordinary course of the fund’s business) that exceed 1.11% of the fund’s average net assets. Also, the transfer agent has contractually agreed to limit transfer agent fees, a class specific expense, to 0.30%, each, for Class A, B, and C. These expense reimbursements shall continue in effect until April 30, 2009.

International Classic Value Fund – Fund summary

3

 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Main risks

Derivatives risk

The risks associated with derivatives vary widely, depending on the type of derivative involved and the way it is being used by the fund. With derivatives that create leverage, the fund could lose more money than it paid for the derivative. With some derivatives, the maximum loss is theoretically unlimited. When the fund uses a derivative for speculative purposes, the derivative could erode existing gains or add to existing losses. When the fund uses a derivative to cancel out other risks (hedging), that derivative can have the effect of lowering the funds overall risk. However, to the extent that the derivative does not serve as a perfect hedge, it can add to the fund’s overall risk. Because a derivative is a contract, there is also the risk that the counterparty may fail to honor its contractual responsibilities. If this happens, the fund could lose both the cost of the derivative and any benefit the derivative would have provided.

Foreign investment risk

Prices of foreign securities may change more rapidly and extremely than those of their U.S. counterparts. By U.S. standards, many foreign securities markets are comparatively small, new and lightly regulated, and they may be more heavily influenced by the actions of large investors. Foreign securities markets may have different reporting and accounting standards (which can mean less complete or less reliable information about securities), weak legal and enforcement systems, additional rules for investors from outside their countries, and higher taxes and business costs. Foreign countries may have greater risk of social, economic and political instability (including the risk of war), and greater risk of major shifts in government policy (including the risk of nationalization, which would render a stock worthless). Foreign investments are also subject to currency risk. Changes in the exchange rate with the U.S. dollar could erode investment gains or widen investment losses for the fund. The risks of foreign investing tend to be greater in emerging markets than in countries with larger and more established economies, markets and governments.

Issuer Risk

Because the fund is non-diversified, it may invest heavily in particular issuers. To the extent that the fund does this, it will become more sensitive to the specific risks associated with those issuers. This can make the fund’s share price more volatile, and can increase the risk that the fund will significantly underperform similar funds and its benchmark index.

Management risk

A strategy used by the fund management team may fail to produce the intended result. For example, the team may be inaccurate in its assessments of securities, issuers or relative values of certain types of securities, or in its expectations about market trends, economic trends, interest rate trends or other factors. To the extent that the team invests fund assets in securities that are not in the fund’s benchmark index, there is a greater risk that the fund’s performance will deviate from that of its benchmark.

Small and medium company risk

Stocks of small and medium companies tend to be more volatile than those of large companies, and may underperform stocks of large size companies over any given period of time. Stock investing risk and liquidity risk may be greater for securities of small and medium companies as compared to mid-cap or large-cap companies. Small-and medium-cap companies may have limited product lines or markets, less access to financial resources or less operating experience, or may depend on a few key employees. Stocks of small and medium companies may not be widely known to investors and may be thinly traded or may trade only in certain markets, making it difficult to buy or sell them in large volume.

Stock investing risk

The value of your investment will go up and down in response to stock market movements. Stock prices typically change every day that stock markets are open. The performance of any given stock, group of stocks, or the market as a whole may be negative when measured over any particular period, short or long. Because the fund invests for the long term and does not attempt to time the market, it may remain invested in stocks even during long periods of negative performance. Numerous factors can cause stock prices to fall, ranging from a decline in the financial health of the issuing company to a decline in investor sentiment generally. Stocks may decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs, or overseas competition. The stock market as a whole may decline due to general factors, such as real or perceived adverse economic conditions, significant events, changes in the general outlook for corporate earnings, or changes in interest or currency rates. If an individual company goes out of business, the company’s bond holders have first claim on any remaining assets, which in practice generally means that the company’s stock becomes worthless.

Additional risk

Liquidity risk

To the extent that a security is difficult to sell (whether because the security cannot be traded publicly or because of unusual market conditions), the fund may either be forced to accept a lower price for it or may have to continue to hold it. Either outcome could hurt fund performance.

International Classic Value Fund – Fund details

4

Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The trustees have the power to change investment goals without shareholder approval. The trustees also have the power to change the focus of the fund’s 80% investment policy without shareholder approval. The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Founded in 1968, John Hancock Advisers, LLC is a wholly owned subsidiary of John Hancock Financial Services, Inc., which in turn is a subsidiary of Manulife Financial Corporation. As of December 31, 2007, John Hancock Advisers, LLC managed approximately $30 billion in assets.

The fund relies on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to the fund) or to change a subadvisory fee of a subadviser without the approval of the shareholders.

Management fee

During its most recent full fiscal year, the fund paid the investment adviser a management fee consisting of 0.50% of net assets after reimbursement. Out of this fee, the investment adviser in turn paid the fees of the subadviser and certain other service providers. The fee was approved by the board of trustees. The basis for its approval of this fee, and of the investment advisory and subadvisory agreements overall, is discussed in the fund’s December 31, 2007, annual report.

Subadviser

Handles the fund’s day-to-day portfolio management.

Pzena Investment Management, LLC (PIM)

120 West 45th Street
New York, NY 10036

•	Founded in 1995, currently manages more than $23 billion (as of 12-31-07)

•	Supervised by the adviser, John Hancock Advisers, LLC

Below are brief biographical profiles of the leaders of the fund’s investment management team, in alphabetical order. These managers share portfolio management responsibilities. For more about these individuals, including information about their compensation, other accounts they manage and any investments they may have in the fund, see the SAI.

John P. Goetz

•	Managed fund since inception

•	Managing principal (since 1997) and co-chief investment officer (since 2005), Pzena Investment Management, LLC

•	Director of Research, Pzena Investment Management, LLC (1996–2005)

•	Began business career in 1979

A. Rama Krishna, CFA

•	Managed fund since inception

•	Managing principal and portfolio manager, Pzena Investment Management, LLC (since 2003)

•	Chief investment officer and other positions, Citigroup Asset Management (1998–2003)

•	Began business career in 1987

Michael D. Peterson

•	Managed fund since inception

•	Principal and portfolio manager (since 1998), co-director of research (since 2008), director of research (2005–2007), Pzena Investment Management, LLC

•	Began business career in 1992

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

The Bank of New York
One Wall Street
New York, NY 10286

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends, and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

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Financial highlights

These tables detail the performance of each share class, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

Class A Shares

Per share operating performance	period ended 12-31-06[1]		12-31-07

Net asset value, beginning of period	$10.00		$11.03

Net investment income[2]	0.05		0.12

Net realized and unrealized gain (loss) on investments	1.08		(1.03)

Total from investment operations	1.13		(0.91)

Less distributions

From net investment income	(0.04)		(0.10)

From net realized gain	(0.06)		(0.25)

	(0.10)		(0.35)

Net asset value, end of period	$11.03		$9.77

Total return[3,4] (%)	11.25	[5]	(8.29)

Ratios and supplemental data

Net assets, end of period (in millions)	$19		$13

Ratio of net expenses to average net assets (%)	1.52	[6]	1.58 [7]

Ratio of gross expenses to average net assets[8] (%)	2.67	[6]	2.13

Ratio of net investment income to average net assets (%)	0.60	[6]	1.08

Portfolio turnover (%)	20	[5]	53

Class B Shares
Per share operating performance	period ended 12-31-06[1]		12-31-07

Net asset value, beginning of period	$10.00		$10.99

Net investment income (loss)[2]	(0.01)		0.04

Net realized and unrealized gain (loss) on investments	1.09		(1.02)

Total from investment operations	1.08		(0.98)

Less distributions

From net investment income	(0.03)		(0.02)

From net realized gain	(0.06)		(0.25)

	(0.09)		(0.27)

Net asset value, end of period	$10.99		$9.74

Total return[3,4] (%)	10.79	[5]	(8.91)

Ratios and supplemental data

Net assets, end of period (in millions)	$1		$1

Ratio of net expenses to average net assets (%)	2.22	[6]	2.28 [7]

Ratio of gross expenses to average net assets[8] (%)	3.37	[6]	2.84

Ratio of net investment income (loss) to average net assets (%)	(0.17)[6]		0.33

Portfolio turnover (%)	20	[5]	53

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Financial highlights, continued

Class C Shares

Per share operating performance	period ended 12-31-06[1]	12-31-07

Net asset value, beginning of period	$10.00	$10.97

Net investment income (loss)[2]	(0.02)	0.04

Net realized and unrealized gain (loss) on investments	1.08	(1.01)

Total from investment operations	1.06	(0.97)

Less distributions

From net investment income	(0.03)	(0.02)

From net realized gain	(0.06)	(0.25)

	(0.09)	(0.27)

Net asset value, end of period	$10.97	$9.73

Total return[3,4] (%)	10.59 [5]	(8.84)

Ratios and supplemental data

Net assets, end of period (in millions)	$4	$3

Ratio of net expenses to average net assets (%)	2.22 [6]	2.28 [7]

Ratio of gross expenses to average net assets[8] (%)	3.37 [6]	2.83

Ratio of net investment income (loss) to average net assets (%)	(0.28)[6]	0.35

Portfolio turnover (%)	20 [5]	53

1	Beginning of operations from 2-28-06 to 12-31-06.

2	Based on the average of the shares outstanding.

3	Assumes dividend reinvestment and does not reflect the effect of sales charges.

4	Total returns would have been lower had certain expenses not been reduced during the periods shown.

5	Not annualized.

6	Annualized.

7	Includes transfer agent fee earned credits of less than 0.01% to average net assets.

8	Does not take into consideration expense reductions during the period shown.

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 Your account

Choosing a share class

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

Class A

•	A front-end sales charge, as described in the section “How sales charges are calculated.”

•	Distribution and service (Rule 12b-1) fees of 0.30%.

Class B

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and service (Rule 12b-1) fees of 1.00%.

•	A contingent deferred sales charge (“CDSC”), as described in the section “How sales charges are calculated.”

•	Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

Class C

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and service (Rule 12b-1) fees of 1.00%.

•	A 1.00% CDSC on shares sold within one year of purchase.

•	No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

The maximum amount you may invest in Class B shares with any single purchase request is $99,999.99, and the maximum amount you may invest in Class C shares with any single purchase is $999,999.99. John Hancock Signature Services, Inc. (“Signature Services”), the transfer agent for the fund, may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see “Sales charge reductions and waivers”).

12b-1 fees

Rule 12b-1 fees will be paid to the distributor, John Hancock Funds, LLC (the “Distributor”), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Security Dealers, Inc.).

Because Rule 12b-1 fees are paid out of the fund assets on an ongoing basis, over time these fees will increase the cost of the investment and may cost shareholders more than paying other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in our efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the Distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The Distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for the fund. If your intermediary provides these services, the investment adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the fund.

Rollover program compensation

The broker-dealer of record for a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain group annuity contracts issued by John Hancock insurance companies, is eligible to receive ongoing compensation (“Rollover Compensation”) when a plan participant terminates from the qualified plan and rolls over assets into a John Hancock sponsored custodial IRA or a John Hancock custodial Roth IRA invested in shares of John Hancock funds. The Rollover Compensation is paid from a fund’s 12b-1

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fees to the plan’s broker-dealer of record at an annual rate not expected to exceed 0.25% of the average daily net eligible assets held in John Hancock funds (0.15% for the John Hancock Money Market Fund) under the rollover program. Rollover Compensation is made in the first year and continues thereafter, quarterly in arrears. A John Hancock insurance company may also pay the third-party administrator for the plan a one-time nominal fee not expected to exceed $25 per each participant rollover into a John Hancock fund for facilitating the transaction.

How sales charges are calculated

Class A sales charges are as follows:

Class A sales charges

	As a % of	As a % of
Your investment	offering price*	your investment

Up to $49,999	5.00%	5.26%

$50,000 – $99,999	4.50%	4.71%

$100,000 – $249,999	3.50%	3.63%

$250,000 – $499,999	2.50%	2.56%

$500,000 – $999,999	2.00%	2.04%

$1,000,000 and over	See below

*	Offering price is the NAV per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class I or all classes of R shares of John Hancock open-end mutual funds (John Hancock funds). To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase a fund’s Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the fund’s Web site at www.jhfunds.com. You may also consult your broker or financial representative, or refer to the section entitled “Initial sales charge on Class A shares” in the fund’s SAI. You may request a SAI from your broker or financial representative, access the fund’s Web site at www.jhfunds.com or call Signature Services, the fund’s transfer agent, at 1-800-225-5291.

Investments of $1 million or more

Class A shares are available with no front-end sales charge on investments of $1 million or more. There is a CDSC on any Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase, as follows:

Class A deferred sales charges on investments of $1 million or more

CDSC on fund shares
Your investment	being sold

First $1M – $4,999,999	1.00%

Next $1 – $5M above that	0.50%

Next $1 or more above that	0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Class B and C

Shares are offered at their NAV per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSC are as follows:

Class B deferred charges

CDSC on fund shares
Years after purchase	being sold

1st year	5.00%

2nd year	4.00%

3rd or 4th year	3.00%

5th year	2.00%

6th year	1.00%

After 6th year	None

Class C deferred charges

CDSC on fund shares
Years after purchase	being sold

1st year	1.00%

After 1st year	None

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares to meet your request, we will sell those shares that have the lowest CDSC.

Sales charge reductions and waivers

Reducing your Class A sales charges

There are several ways you can combine multiple purchases of shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

•	Accumulation Privilege — lets you add the value of any class of shares of any John Hancock funds you already own to the amount of your next Class A investment for the purpose of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

•	Letter of Intention — lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund’s Class A shares during the next 13 months. The calculation of this amount would include accumulation and combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the fund agrees to charge you the reduced sales charges

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listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for retirement plan investors is a 48-month Letter of Intention, described in the SAI.

•	Combination Privilege — lets you combine shares of all funds for purposes of calculating the Class A sales charge.

To utilize any reduction you must: Complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group investment program

A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group’s investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section), and individual investors may close their accounts at any time “Opening an account.”

To utilize this program you must: Contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers

As long as Signature Services is notified at the time you sell, the CDSC for each share class will be waived in the following cases:

•	to make payments through certain systematic withdrawal plans

•	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutionssm programs

•	redemptions pursuant to a fund’s right to liquidate an account less than $1,000

•	redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

•	to make certain distributions from a retirement plan

•	because of shareholder death or disability

To utilize this waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege

If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same John Hancock fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must: Contact your financial representative or Signature Services.

Waivers for certain investors

Class A shares may be offered without front-end sales charges or CDSCs to the following individuals and institutions:

•	selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

•	financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with John Hancock Funds, LLC

•	fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

•	individuals transferring assets held in a SIMPLE IRA, SEP or SARSEP invested in John Hancock funds directly to an IRA

•	individuals converting assets held in an IRA, SIMPLE IRA, SEP or SARSEP invested in John Hancock funds directly to a Roth IRA

•	individuals recharacterizing assets from an IRA, Roth IRA, SEP, SARSEP or SIMPLE IRA invested in John Hancock funds back to the original account type from which it was converted

•	participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

•	participants in certain 529 plans that have a signed agreement with John Hancock Funds, LLC (one-year CDSC may apply)

•	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutionssm programs

•	terminating participants rolling over assets held in a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain John Hancock group annuity contracts, directly to a John Hancock custodial IRA or John Hancock custodial Roth IRA investing in John Hancock funds, including subsequent investments.

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers

Front-end sales charges and CDSCs are not imposed in connection with the following transactions:

•	exchanges from one John Hancock fund to the same class of any other John Hancock fund (see “Transaction policies” in this prospectus for additional details)

•	dividend reinvestments (see “Dividends and account policies” in this prospectus for additional details)

Opening an account

1	Read this prospectus carefully.

2	Determine how much you want to invest. The minimum initial investments for the Class A, B and C shares of the fund are as follows:

•	non-retirement account: $1,000

•	retirement account: $500; there is no minimum initial investment for certain group retirement plans investing using salary deduction or similar group methods of payment

•	group investments: $250

•	Monthly Automatic Accumulation Program (MAAP): $25 to open; you must invest at least $25 a month

•	there is no minimum initial investment for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with John Hancock Funds, LLC

3	All shareholders must complete the account application, carefully following the instructions. If you have any questions, contact your financial representative or call Signature Services at 1-800-225-5291.

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4	Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5	Make your initial investment using the instructions under “Buying shares.” You and your financial representative can initiate any purchase, exchange or sale of shares.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. See the Mutual Fund Account Application for more details.

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Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Deliver the check and your completed application to your financial representative or mail them to Signature Services (address below).

• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• If your account statement has a detachable investment slip, please complete in its entirety. If no slip is available, include a note specifying the fund name(s), the share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Customer Service to request an exchange.	• Log on to the Web site below to process exchanges between funds. • Call EASI-Line for automated service. • Call your financial representative or Customer Service to request an exchange.

By wire
• Deliver your completed application to your financial representative or mail it to Signature Services.

• Obtain account number by calling your financial representative or Customer Service.

• Obtain your wiring instructions by calling Customer Service.

• Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Customer Service.

• Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By Internet
See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the Automated Clearing House (“ACH”) system.

• Complete the “Bank Information” section on your account application.

• Log on to Web site below to initiate purchases using your authorized bank account.

By phone
See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the ACH system.

• Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

• Call EASI-Line for automated service.

• Call Customer Service between 8:00 a.m. and 7:00 p.m., Eastern Time on most business days.

To open or add to an account using the Monthly Automatic Accumulation Program, see “Additional investor services.”

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Selling shares

To sell some or all of your shares

By letter
• Accounts of any type. • Sales of any amount.
• Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the fund’s name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required (see next page).

• Mail the materials to Signature Services.

• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Internet
• Most accounts. • Sales of up to $100,000.	• Log on to the Web site below to initiate redemptions from your fund.

By phone
• Most accounts. • Sales of up to $100,000.	• Call EASI-Line for automated service. • Call your financial representative or call Customer Service between 8:00 a.m. and 7:00 p.m., Eastern Time on most business days.

By wire or electronic funds transfer (“EFT”)
• Requests by letter to sell any amount. • Requests by Internet or phone to sell up to $100,000.
• To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Customer Service.

• Funds requested by wire will be wired the next business day. A $4 fee will be deducted from your account. Your bank may also charge you a fee for this service.

• Funds requested by EFT are generally available by the second business day. Your bank may charge you a fee for this service.

By exchange
• Accounts of any type. • Sales of any amount.
• Obtain a current prospectus for the fund into which you are exchanging by Internet or by calling your financial representative or Customer Service.

• Log on to the Web site below to process exchanges between your funds.

• Call EASI-Line for automated service.

• Call your financial representative or Customer Service to request an exchange.

To sell shares through a systematic withdrawal plan, see “Additional investor services.”

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares — This requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock Funds, LLC; or

•	you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most broker-dealers, banks, credit unions and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
• Letter of instruction.

• On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.

• Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts
• Letter of instruction.

• Corporate business/organization resolution, certified within the past 12 months, or a John Hancock funds business/organization certification form.

• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

• Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts
• Letter of instruction.

• On the letter, the signature(s) of the trustee(s).

• Copy of the trust document certified within the past 12 months or a John Hancock funds trust certification form.

• Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s)	• Letter of instruction signed by surviving tenant. • Copy of death certificate. • Medallion signature guarantee, if applicable (see above). • Inheritance tax waiver (if applicable).

Executors of shareholder estates
• Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion signature guarantee, if applicable (see above).

• Inheritance tax waiver (if applicable).

Administrators, conservators, guardians and other sellers or account types not listed above	• Call the Customer Service telephone number below for instructions.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Transaction policies

Valuation of shares

The NAV per share for each class of the fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time). The fund generally values its portfolio of equity securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the adviser to be unreliable, the fund may use a security’s fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by the fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by the fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by the fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its NAV. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances the fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by the fund may trade on U.S. holidays and weekends, even though the fund’s shares will not be priced on those days. This may change the fund’s NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The fund values debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices

When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges

You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. The fund may change or cancel its exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional services and programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The fund’s board of trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the board of trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of

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an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that it is advantageous to shareholders and does not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to them at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Any frequent trading strategies may interfere with efficient management of the fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

John Hancock Funds, LLC is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV minus any applicable sales charges and take other steps that it deems reasonable.

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Certificated shares

The fund no longer issues share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

•	after any changes of name or residential address of the registered owner(s)

•	in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends

The fund generally distributes most or all of its net earnings annually in the form of dividends. The fund generally declares and pays income dividends annually. Capital gains, if any, are distributed annually, typically after the end of the fund’s fiscal year.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date.

Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

Dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short term or long term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only)

If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, the fund may close out your account and mail you the proceeds. Alternatively, the fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason.

Additional investor services

Monthly Automatic Accumulation Program (“MAAP”)

MAAP lets you set up regular investments from your paycheck or bank account to the fund. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

•	Complete the appropriate parts of your account application.

•	If you are using MAAP to open an account, make out a check for your first investment amount payable to “John Hancock Signature Services, Inc.” in an amount satisfying the applicable minimum initial investment requirements specified in the section “Opening an account.” Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan

This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

•	Make sure you have at least $5,000 worth of shares in your account.

•	Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

•	Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

•	Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

•	Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans

The fund’s distributor offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

John Hancock funds do not accept requests to establish new John Hancock custodial 403(b)(7) accounts; do not accept requests for exchanges or transfers into your existing John Hancock custodial 403(b)(7) accounts; and require additional disclosure documentation if you direct John Hancock funds to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b)(7) contract or account. Please refer to the SAI for more information regarding these restrictions.

Fund securities

The fund’s portfolio securities disclosure policy can be found in the SAI and on the fund’s Web site, www.jhfunds.com. The fund’s Web site also lists fund holdings. Portfolio holding information is posted on the fund’s Web site each month on a one-month lag and is available on the fund’s Web site until the fund files its next Form N-CSR or Form N-Q with the SEC. Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the fund’s Web site.

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For more information

Two documents are available with further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund. The fund’s SAI includes a summary of the fund’s policy regarding disclosure of its portfolio holdings as well as legal and regulatory matters. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By EASI-Line: 1-800-338-8080

By phone: 1-800-225-5291

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room, call 1-202-551-8090.

For further information on this or any John Hancock fund or service, call 1-800-225-5291 or go to www.jhfunds.com.

©2008 John Hancock Funds, LLC    190PN 5/08    SEC file number: 811-1677

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock MUTUAL FUNDS

John Hancock
Classic Value Fund

CLASS I SHARES

Prospectus
5-1-08

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock Equity Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	Classic Value Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

4	Risks of investing

5	Who’s who

6	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

7	Who can buy shares

7	Opening an account

8	Buying shares

9	Selling shares

11	Transaction policies

13	Dividends and account policies

13	Additional investor services

For more information See back cover

 Fund summary

John Hancock
Classic Value Fund

Day-to-day investment management: Pzena Investment Management, LLC

Class / Ticker     I JCVIX

Goal and strategy

The fund seeks long-term growth of capital.

To pursue this goal, the fund normally invests at least 80% of its net assets in domestic equity securities.

In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the Standard & Poor’s 500 Index.

In choosing individual securities, the subadviser screens a dynamic universe of the 500 largest publicly traded U.S. companies. (As of December 31, 2007, this included companies with market values above approximately $6.0 billion.) Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser’s estimate of normal long-term earnings power. The subadviser’s management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:

•	cheap on the basis of current price to estimated normal level of earnings

•	current earnings below normal levels

•	a sound plan to restore earnings to normal

•	a sustainable business advantage

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund’s portfolio avoids the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities, or there is a change in company fundamentals.

Under normal market circumstances, the fund is almost entirely invested in stocks. The fund may invest in securities of foreign issuers.

In abnormal market circumstances, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

Main risks

The value of your investment will fluctuate in response to stock market movements.

The fund’s management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. The fund focuses on value stocks, which could underperform growth stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the subadviser’s security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

•	In a down market, higher-risk securities could become harder to value or to sell at a fair price.

•	Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information, and social or political instability.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could loose money by investing in this fund.

Classic Value Fund – Fund summary

2

Past performance

Calendar year total returns – Class I (%)

Best quarter: Q2 ’03, 20.72 Worst quarter: Q4 ’07, –13.39

2003	2004	2005	2006	2007
36.81	14.77	9.28	17.01	–13.86

Average annual total returns (%)	1 Year	5 Years	Inception

as of 12-31-07			11-11-02

Class I before tax	–13.86	11.58	12.70

After tax on distributions	–15.53	10.65	11.79

After tax on distributions, with sale	–7.72	9.81	10.83

Russell 1000 Value Index	–0.17	14.63	14.88

Calendar year total returns

They are shown only for Class I and would be different for other classes. How a fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

Performance of a broad-based index is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class I and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Value Index, an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with low price-to-book ratios.

Investor costs

Annual operating expenses (%)	Class I

Management fee	0.82

Other expenses	0.10

Total fund operating expenses	0.92

Contractual expense reimbursement[1]	0.00

Net fund operating expenses	0.92

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames is provided below. The example assumes a 5% average annual return and the reinvestment of all dividends and contractual reimbursement. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expense example ($)	Class I

1 Year	94

3 Years	293

5 Years	509

10 Years	1,131

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	The adviser has contractually agreed to reimburse the fund for certain fund expenses (excluding transfer agent fees, 12b-1 fees, brokerage commissions, interest and other extraordinary expenses not incurred in the ordinary course of the fund’s business) that exceed 0.89% of the fund’s average net assets. This expense reimbursement shall continue in effect until April 30, 2009.

Classic Value Fund – Fund summary

3

 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Main risks

Foreign investment risk

Prices of foreign securities may change more rapidly and extremely than those of their U.S. counterparts. By U.S. standards, many foreign securities markets are comparatively small, new and lightly regulated, and they may be more heavily influenced by the actions of large investors. Foreign securities markets may have different reporting and accounting standards (which can mean less complete or less reliable information about securities), weak legal and enforcement systems, additional rules for investors from outside their countries, and higher taxes and business costs. Foreign countries may have greater risk of social, economic and political instability (including the risk of war), and greater risk of major shifts in government policy (including the risk of nationalization, which would render a stock worthless). Foreign investments are also subject to currency risk. Changes in the exchange rate with the U.S. dollar could erode investment gains or widen investment losses for the fund. The risks of foreign investing tend to be greater in emerging markets than in countries with larger and more established economies, markets, and governments.

Management risk

A strategy used by the fund management team may fail to produce the intended result. For example, the team may be inaccurate in its assessments of securities, issuers or relative values of certain types of securities, or in its expectations about market trends, economic trends, interest rate trends or other factors. To the extent that the team invests fund assets in securities that are not in the fund’s benchmark index, there is a greater risk that the fund’s performance will deviate from that of its benchmark.

Stock investing risk

The value of your investment will go up and down in response to stock market movements. Stock prices typically change every day that stock markets are open. The performance of any given stock, group of stocks or the market as a whole may be negative when measured over any particular period, short or long. Because the fund invests for the long term and does not attempt to time the market, it may remain invested in stocks even during long periods of negative performance.

Numerous factors can cause stock prices to fall, ranging from a decline in the financial health of the issuing company to a decline in investor sentiment generally. Stocks may decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs or overseas competition. The stock market as a whole may decline due to general factors, such as real or perceived adverse economic conditions, significant events, changes in the general outlook for corporate earnings, or changes in interest or currency rates. If an individual company goes out of business, the company’s bond holders have first claim on any remaining assets, which in practice generally means that the company’s stock becomes worthless.

Additional risk

Liquidity risk

To the extent that a security is difficult to sell (whether because the security cannot be traded publicly or because of unusual market conditions), the fund may either be forced to accept a lower price for it or may have to continue to hold it. Either outcome could hurt fund performance.

Classic Value Fund – Fund details

4

Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The trustees have the power to change investment goals without shareholder approval. The trustees also have the power to change the focus of fund’s 80% investment policy without shareholder approval.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Founded in 1968, John Hancock Advisers, LLC is a wholly owned subsidiary of John Hancock Financial Services, Inc., which in turn is a subsidiary of Manulife Financial Corporation. As of December 31, 2007, John Hancock Advisers, LLC managed approximately $30 billion in assets.

Management fee

During its most recent full fiscal year, the fund paid the investment adviser a management fee consisting of 0.82% of net assets. Out of this fee, the investment adviser in turn paid the fees of the subadviser and certain other service providers. The fee was approved by the board of trustees. The basis for its approval of this fee, and of the investment advisory and subadvisory agreements overall, is discussed in the fund’s December 31, 2007, annual report.

Subadviser

Handles the fund’s day-to-day portfolio management.

Pzena Investment Management, LLC
120 West 45th Street
New York, NY 10036

•	Founded in 1995, currently manages more than $23 billion (as of 12-31-07)

•	Supervised by the adviser, John Hancock Advisers, LLC

Below are brief biographical profiles of the leaders of the fund’s investment management team, in alphabetical order. These managers share portfolio management responsibilities. For more about these individuals, including information about their compensation, other accounts they manage and any investments they may have in the fund, see the SAI.

Antonio DeSpirito III

•	Joined fund team in 2006

•	Principal and portfolio manager, Pzena Investment Management, LLC (since 1996)

•	Began business career in 1993

John P. Goetz

•	Managed fund since inception

•	Managing principal (since 1997) and co-chief investment officer (since 2005) Pzena Investment Management, LLC

•	Director of research, Pzena Investment Management, LLC (1996–2005)

•	Began business career in 1979

Richard S. Pzena

•	Managed fund since inception

•	Founder, managing principal and chief executive officer (since 1995)

•	Co-chief investment officer (since 2005) Pzena Investment Management, LLC

•	Began business career in 1980

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

The Bank of New York
One Wall Street
New York, NY 10286

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends, and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

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Financial highlights

These tables detail the performance of each share class, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

Class I Shares

Per share operating performance	period ended 12-31-03	12-31-04	12-31-05	12-31-06	12-31-07

Net asset value, beginning of period	$15.08	$20.30	$23.05	$24.69	$27.73

Net investment income[1]	0.27	0.27	0.26	0.34	0.45

Net realized and unrealized gain (loss) on investments	5.26	2.73	1.88	3.86	(4.26)

Total from investment operations	5.53	3.00	2.14	4.20	(3.81)

Less distributions

From net investment income	(0.19)	(0.18)	(0.20)	(0.31)	(0.52)

From net realized gain	(0.12)	(0.07)	(0.30)	(0.85)	(1.83)

	(0.31)	(0.25)	(0.50)	(1.16)	(2.35)

Net asset value, end of period	$20.30	$23.05	$24.69	$27.73	$21.57

Total return[2,3] (%)	36.81	14.77	9.28	17.01	(13.86)

Ratios and supplemental data

Net assets, end of period (in millions)	$23	$206	$665	$1,567	$1,155

Ratio of net expenses to average net assets (%)	0.76	0.86	0.89	0.89	0.88 [5]

Ratio of gross expenses to average net assets[4] (%)	1.12	1.01	0.98	0.94	0.92

Ratio of net investment income to average net assets (%)	1.54	1.25	1.09	1.30	1.61

Portfolio turnover (%)	25	16	27	20	35

1	Based on the average of the shares outstanding.

2	Assumes dividend reinvestment and does not reflect the effect of sales charges.

3	Total returns would have been lower had certain expenses not been reduced during the periods shown.

4	Does not take into consideration expense reductions during the periods shown.

5	Includes transfer agent fee earned credits of less than 0.01% to average net assets.

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 Your account

Who can buy shares

Class I shares are offered without any sales charge to certain types of investors, as noted below, if they also meet the minimum initial investment requirement for purchases of Class I shares — See “Opening an account”:

•	Retirement and other benefit plans

•	Endowment funds and foundations

•	Any state, county or city, or its instrumentality, department, authority or agency

•	Accounts registered to insurance companies, trust companies and bank trust departments

•	Investment companies both affiliated and not affiliated with the adviser

•	Investors who participate in fee-based, wrap and other investment platform programs

•	Any entity that is considered a corporation for tax purposes

•	Fund trustees and other individuals who are affiliated with this fund or other John Hancock funds

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible, by referring to “Who can buy shares” above.

3	Determine how much you want to invest. The minimum initial investment is $250,000. The minimum initial investment requirement may be waived, in the fund’s sole discretion, for investors in certain fee-based, wrap or other investment platform programs that do not require the fund to pay any type of administrative payments per shareholder account to any third party. The fund may waive the minimum initial investment for other categories of investors at its discretion. There are no minimum investment requirements for subsequent purchases to existing accounts.

4	All shareholders must complete the account application, carefully following the instructions. If you have any questions, contact your financial representative or call Signature Services at 1-888-972-8696.

5	Make your initial investment using the table on the next page.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account, such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in our efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for the fund. If your intermediary provides these services, the investment adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the fund.

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Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Deliver the check and your completed application to your financial representative or mail them to Signature Services (address below).

• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• If your account statement has a detachable investment slip, please complete in its entirety. If no slip is available, include a note specifying the fund name(s), the share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Customer Service to request an exchange.	• Call your financial representative or Customer Service to request an exchange. • You may only exchange Class I shares for other Class I shares or Money Market Class A shares.

By wire
• Deliver your completed application to your financial representative or mail it to Signature Services.

• Obtain account number by calling your financial representative or Customer Service.

• Obtain wiring instructions by calling Customer Service.

• Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Customer Service.

• Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By phone
See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the ACH system.

• Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

• Call EASI-Line for automated service.

• Call Customer Service between 8:30 a.m. and 5:00 p.m., Eastern Time on most business days.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Selling shares

To sell some or all of your shares

By letter
• Accounts of any type. • Sales of any amount.
• Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the fund’s name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required (see next page).
• Mail the materials to Signature Services.

• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

• Certain requests will require a Medallion signature guarantee. Please refer to “Selling shares in writing” on the next page.

By phone
Amounts up to $100,000. • Most accounts.
• Redemption proceeds of up to $100,000 may be sent by wire or by check. A check will be mailed to the exact name(s) and address on the account.

• To place your request with a representative at John Hancock Funds, call Customer Service between 8:30 a.m. and 5:00 p.m., Eastern Time on most business days or your financial representative.

Amounts up to $5 million
•Available to the following types of accounts: custodial held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts)
• Redemption proceeds exceeding $100,000 must be wired to your designated bank account.

• Redemption proceeds exceeding $100,000 and sent by check will require a letter of instruction with a Medallion signature guarantee. Please refer to “Selling shares in writing” on the next page.

By wire or electronic funds transfer (EFT)
• Requests by letter to sell any amount. • Qualified requests by phone to sell up to $5 million (accounts with telephone redemption privileges).
• To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Customer Service.

• Amounts of $5 million or more will be wired the next business day.

• Amounts up to $100,000 may be sent by EFT or by check. Funds from EFT transactions are generally available by the second business day. Your bank may charge you a fee for this service.

By exchange
• Accounts of any type. • Sales of any amount	• Obtain a current prospectus for the fund into which you are exchanging by calling your financial representative or Customer Service.
• You may only exchange Class I shares for other Class I shares or Money Market Fund Class A shares.
• Call your financial representative or Customer Service to request an exchange.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares and are requesting payment by check;

•	you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowment and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts);

•	you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your Medallion signature guarantee from a member of the Signature Guarantee Medallion Program. Most broker-dealers, banks, credit unions and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
• Letter of instruction.

• On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.

• Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts
• Letter of instruction.

• Corporate business/organization resolution, certified within the past 12 months, or a John Hancock funds business/organization certification form.

• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

• Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts
• Letter of instruction.

• On the letter, the signature(s) of the trustee(s).

• Copy of the trust document, certified within the past 12 months, or a John Hancock funds trust certification form.

• Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s)	• Letter of instruction signed by surviving tenant. • Copy of death certificate. • Medallion signature guarantee, if applicable (see above). • Inheritance tax waiver (if applicable).

Executors of shareholder estates
• Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion signature guarantee, if applicable (see above).

• Inheritance tax waiver (if applicable).

Administrators, conservators, guardians and other sellers or account types not listed above	• Call the Customer Service telephone number below for instructions.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Transaction policies

Valuation of shares

The NAV per share for each class of the fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time). The fund generally values its portfolio of equity securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the adviser to be unreliable, the fund may use a security’s fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by the fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by the fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its NAV. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances the fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by the fund may trade on U.S. holidays and weekends, even though the fund’s shares will not be priced on those days. This may change the fund’s NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The fund’s value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges

You may exchange Class I shares for shares of any other John Hancock Class I shares fund or Money Market Fund Class A shares. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back to Class I.

Under certain circumstances, an investor who purchases Class I shares in the fund pursuant to a fee-based, wrap or other investment platform program of certain firms as determined by the fund may be afforded an opportunity to make a conversion of Class A shares owned by the investor in the same fund to Class I shares of that fund. Conversion of Class A shares to Class I shares of the same fund in these particular circumstances does not cause the investor to realize taxable gain or loss. For further details, see “Tax status” in the SAI for information regarding taxation upon the redemption or exchange of shares of the fund.

The fund may change or cancel its exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional services and programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the fund or its agent determines that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agent in its sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The fund’s board of trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

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Limitation on exchange activity

Pursuant to the policies and procedures adopted by the board of trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock Funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that it is advantageous to shareholders and does not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to them at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries, such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agent is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Any frequent trading strategies may interfere with efficient management of the fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

John Hancock Funds, LLC is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

Certificated shares

The fund no longer issues share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning

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the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment) that affects your account balance

•	after any changes of name or address of the registered owner(s)

•	in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends

The fund generally distributes most or all of its net earnings annually in the form of dividends. The fund generally declares and pays income dividends annually. Capital gains, if any, are distributed annually, typically after the end of the fund’s fiscal year.

Dividend reinvestments

Dividends will be reinvested automatically in additional shares of the same fund on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of $10 or more mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short term or long term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Additional investor services

Fund securities

The fund’s portfolio securities disclosure policy can be found in the SAI and on the fund’s Web site at www.jhfunds.com. The fund’s Web site also lists fund holdings. Portfolio holding information is posted on the fund’s Web site each month on a one-month lag and is available on the fund’s Web site until the fund files its next Form N-CSR or Form N-Q with the SEC. Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the fund’s Web site.

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13

For more information

Two documents are available with further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund. The fund’s SAI includes a summary of the fund’s policy regarding disclosure of its portfolio holdings as well as legal and regulatory matters. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By EASI-Line: 1-800-597-1897

By phone: 1-888-972-8696

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room, call 1-202-551-8090.

For further information on this or any John Hancock fund or service, call 1-888-972-8696 or go to www.jhfunds.com.

©2008 John Hancock Funds, LLC    38IPN 5/08    SEC file number: 811-1677

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

MUTUAL FUNDS

John Hancock

Classic Value Fund II

CLASS I SHARES

Prospectus
5–1–08

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock Equity Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	Classic Value Fund II

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

4	Risks of investing

5	Who’s who

6	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

7	Who can buy shares

7	Opening an account

8	Buying shares

9	Selling shares

11	Transaction policies

13	Dividends and account policies

13	Additional investor services

For more information See back cover

 Fund summary

John Hancock
Classic Value Fund II

Day-to-day investment management: Pzena Investment Management, LLC

Class / Ticker     I JHNIX

Goal and strategy

The fund seeks long-term growth of capital.

To pursue this goal, the fund normally invests at least 80% of its net assets in domestic equity securities.

In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the Standard & Poor’s 500 Index.

In choosing domestic securities, the subadviser screens a dynamic universe of the 400 largest publicly traded U.S. companies. (As of December 31, 2007, this included companies with market values above approximately $8.3 billion.) Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser’s estimate of long-term earnings power.

The subadviser’s management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:

•	cheap on the basis of current price to estimated normal level of earnings

•	current earnings below normal levels

•	a sound plan to restore earnings to normal

•	a sustainable business advantage

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund’s portfolio avoids the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities or there is a change in company fundamentals.

Under normal market conditions, the fund is almost entirely invested in stocks. The fund may invest in securities of foreign issuers.

In abnormal market conditions, the fund may invest extensively in investment-grade, short-term securities. In these and other cases, the fund might not achieve its goal.

Main risks

The value of your investment will fluctuate in response to stock market movements.

The fund’s management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. The fund focuses on value stocks, which could underperform growth stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the subadviser’s security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

•	In a down market, higher-risk securities could become harder to value or to sell at a fair price.

•	Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information, and social or political instability.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in this fund.

Classic Value Fund II – Fund summary

2

Past performance

Calendar year total returns – Class I (%)

Best quarter: Q2 ’07, 6.69 Worst quarter: Q4 ’07, –12.86

2007
−13.63

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		7-7-06

Class I before tax	–13.63	–0.75

After tax on distributions	–14.13	–1.26

After tax on distributions, with sale	–8.84	–0.91

Russell 1000 Value Index	–0.17	9.29

Calendar year total returns

They are shown only for Class I and would be different for other classes. How a fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

Performance of a broad-based index is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class I and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Value Index, an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with low price-to-book ratios.

Investor costs

Annual operating expenses (%)	Class I

Management fee	0.80

Other expenses	0.14

Total fund operating expenses	0.94

Contractual expense reimbursement[1]	0.00

Net fund operating expenses	0.94

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames is provided below. The example assumes a 5% average annual return and the reinvestment of all dividends and contractual reimbursement. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expense example ($)	Class I

1 Year	96

3 Years	300

5 Years	520

10 Years	1,155

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	The adviser has contractually agreed to reimburse the fund for certain fund expenses (excluding transfer agent fees, 12b-1 fees, brokerage commissions, interest and other extraordinary expenses not incurred in the ordinary course of the fund’s business) that exceed 0.89% of the fund’s average net assets. This expense reimbursement shall continue in effect until April 30, 2009.

Classic Value Fund II – Fund summary

3

 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Main risks

Foreign investment risk

Prices of foreign securities may change more rapidly and extremely than those of their U.S. counterparts. By U.S. standards, many foreign securities markets are comparatively small, new and lightly regulated, and they may be more heavily influenced by the actions of large investors. Foreign securities markets may have different reporting and accounting standards (which can mean less complete or less reliable information about securities), weak legal and enforcement systems, additional rules for investors from outside their countries, and higher taxes and business costs. Foreign countries may have greater risk of social, economic and political instability (including the risk of war), and greater risk of major shifts in government policy (including the risk of nationalization, which would render a stock worthless). Foreign investments are also subject to currency risk. Changes in the exchange rate with the U.S. dollar could erode investment gains or widen investment losses for the fund. The risks of foreign investing tend to be greater in emerging markets than in countries with larger and more established economies, markets and governments.

Management risk

A strategy used by the fund management team may fail to produce the intended result. For example, the team may be inaccurate in its assessments of securities, issuers or relative values of certain types of securities, or in its expectations about market trends, economic trends, interest rate trends or other factors. To the extent that the team invests fund assets in securities that are not in the fund’s benchmark index, there is a greater risk that the fund’s performance will deviate from that of its benchmark.

Stock investing risk

The value of your investment will go up and down in response to stock market movements. Stock prices typically change every day that stock markets are open. The performance of any given stock, group of stocks or the market as a whole may be negative when measured over any particular period, short or long. Because the fund invests for the long term and does not attempt to time the market, it may remain invested in stocks even during long periods of negative performance. Numerous factors can cause stock prices to fall, ranging from a decline in the financial health of the issuing company to a decline in investor sentiment generally. Stocks may decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs or overseas competition. The stock market as a whole may decline due to general factors, such as real or perceived adverse economic conditions, significant events, changes in the general outlook for corporate earnings, or changes in interest or currency rates. If an individual company goes out of business, the company’s bond holders have first claim on any remaining assets, which in practice generally means that the company’s stock becomes worthless.

Additional risk

Liquidity risk

To the extent that a security is difficult to sell (whether because the security cannot be traded publicly or because of unusual market conditions), the fund may either be forced to accept a lower price for it or may have to continue to hold it. Either outcome could hurt fund performance.

Classic Value Fund II – Fund details

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Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The trustees have the power to change investment goals without shareholder approval. The trustees also have the power to change the focus of fund’s 80% investment policy without shareholder approval.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Founded in 1968, John Hancock Advisers, LLC is a wholly owned subsidiary of John Hancock Financial Services, Inc., which in turn is a subsidiary of Manulife Financial Corporation. As of December 31, 2007, John Hancock Advisers, LLC managed approximately $30 billion in assets.

The fund relies on an order from SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to a fund) or to change a subadvisory fee of a subadviser without the approval of the shareholders.

Management fee

During its most recent full fiscal year, the fund paid the investment adviser a management fee consisting of 0.72% of net assets after reimbursement. Out of this fee, the investment adviser in turn paid the fees of the subadviser and certain other service providers. The fee was approved by the board of trustees. The basis for its approval of this fee, and of the investment advisory and subadvisory agreements overall, is discussed in the fund’s December 31, 2007, annual report.

Subadviser

Handles the fund’s day-to-day portfolio management.

Pzena Investment Management, LLC
120 West 45th Street
New York, NY 10036

•	Founded in 1995, currently manages more than $23 billion (as of 12-31-07)

•	Supervised by the adviser, John Hancock Advisers, LLC

Below are brief biographical profiles of the leaders of the fund’s investment management team, in alphabetical order. These managers share portfolio management responsibilities. For more about these individuals, including information about their compensation, other accounts they manage and any investments they may have in the fund, see the SAI.

Antonio DeSpirito III

•	Managed fund since inception

•	Principal and portfolio manager, Pzena Investment Management, LLC (since 1996)

•	Joined subadviser in 1996

•	Began business career in 1993

John P. Goetz

•	Managed fund since inception

•	Managing principal (since 1997) and co-chief investment officer (since 2005) Pzena Investment Management, LLC

•	Director of research, Pzena Investment Management, LLC (1996–2005)

•	Joined subadviser in 1996

•	Began business career in 1979

Richard S. Pzena

•	Managed fund since inception

•	Founder, managing principal and chief executive officer (since 1995)

•	Co-chief investment officer (since 2005) Pzena Investment Management, LLC

•	Began business career in 1980

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

The Bank of New York
One Wall Street
New York, NY 10286

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends, and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Classic Value Fund II – Fund details

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Financial highlights

These tables detail the performance of each share class, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

Class I Shares

Per share operating performance	period ended 12-31-06[1]		12-31-07

Net asset value, beginning of period	$10.00		$11.39

Net investment income[2]	0.04		0.16

Net realized and unrealized gain (loss) on investments	1.41		(1.71)

Total from investment operations	1.45		(1.55)

Less distributions

From net investment income	(0.03)		(0.15)

From net realized gain	(0.03)		(0.02)

	(0.06)		(0.17)

Net asset value, end of period	$11.39		$9.67

Total return[3] (%)	14.50	[4,5]	(13.63)[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$4		$15

Ratio of net expenses to average net assets (%)	0.94	[6]	0.94 [8]

Ratio of gross expenses to average net assets (%)	1.88	[6,7]	0.94

Ratio of net investment income to average net assets (%)	0.74	[6]	1.41

Portfolio turnover (%)	12	[5]	52

1	Beginning of operations from 7-7-06 to 12-31-06.

2	Based on the average of the shares outstanding.

3	Assumes dividend reinvestment and does not reflect the effect of sales charges.

4	Total returns would have been lower had certain expenses not been reduced during the periods shown.

5	Not annualized.

6	Annualized.

7	Does not take into consideration expense reductions during the periods shown.

8	Includes transfer agent fee earned credits of less than 0.01% to average net assets.

Classic Value Fund II – Fund details

6

 Your account

Who can buy shares

Class I shares are offered without any sales charge to certain types of investors, as noted below, if they also meet the minimum initial investment requirement for purchases of Class I shares — See “Opening an account”:

•	Retirement and other benefit plans

•	Endowment funds and foundations

•	Any state, county or city, or its instrumentality, department, authority or agency

•	Accounts registered to insurance companies, trust companies and bank trust departments

•	Investment companies both affiliated and not affiliated with the adviser

•	Investors who participate in fee-based, wrap and other investment platform programs

•	Any entity that is considered a corporation for tax purposes

•	Fund trustees and other individuals who are affiliated with this fund or other John Hancock funds

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible, by referring to “Who can buy shares” above.

3	Determine how much you want to invest. The minimum initial investment is $250,000. The minimum initial investment requirement may be waived, in the fund’s sole discretion, for investors in certain fee-based, wrap or other investment platform programs that do not require the fund to pay any type of administrative payments per shareholder account to any third party. The fund may waive the minimum initial investment for other categories of investors at its discretion. There are no minimum investment requirements for subsequent purchases to existing accounts.

4	All shareholders must complete the account application, carefully following the instructions. If you have any questions, contact your financial representative or call Signature Services at 1-888-972-8696.

5	Make your initial investment using the table on the next page.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account, such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in our efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the investment adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the fund.

Classic Value Fund II – Your account

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Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Deliver the check and your completed application to your financial representative or mail them to Signature Services (address below).

• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• If your account statement has a detachable investment slip, please complete in its entirety. If no slip is available, include a note specifying the fund name(s), the share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Customer Service to request an exchange.	• Call your financial representative or Customer Service to request an exchange. • You may only exchange Class I shares for other Class I shares or Money Market Class A shares.

By wire
• Deliver your completed application to your financial representative or mail it to Signature Services.

• Obtain account number by calling your financial representative or Customer Service.

• Obtain wiring instructions by calling Customer Service.

• Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Customer Service.

• Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By phone
See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the ACH system.

• Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

• Call EASI-Line for automated service.

• Call Customer Service between 8:30 a.m. and 5:00 p.m., Eastern Time on most business days.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

Classic Value Fund II – Your account

8

Selling shares

To sell some or all of your shares

By letter
• Accounts of any type. • Sales of any amount.
• Write a letter of instruction or complete a stock power indicating the fund name the share class, your account number, the fund’s name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required (see next page).

• Mail the materials to Signature Services.

• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

• Certain requests will require a Medallion signature guarantee. Please refer to “Selling shares in writing” on the next page.

By phone
Amounts up to $100,000 • Most accounts
• Redemption proceeds of up to $100,000 may be sent by wire or by check. A check will be mailed to the exact name(s) and address on the account.

• To place your request with a representative at John Hancock Funds, call Customer Service between 8:30 a.m. and 5:00 p.m., Eastern Time on most business days or your financial representative.

Amounts up to $5 million
• Available to the following types of accounts: custodial held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts).

• Redemption proceeds exceeding $100,000 must be wired to your designated bank account.

• Redemption proceeds exceeding $100,000 and sent by check will require a letter of instruction with a Medallion signature guarantee. Please refer to “Selling shares in writing” on the next page.

By wire or electronic funds transfer (EFT)
• Requests by letter to sell any amount. • Qualified requests by phone to sell up to $5 million (accounts with telephone redemption privileges).
• To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Customer Service.

• Amounts of $5 million or more will be wired the next business day.

• Amounts up to $100,000 may be sent by EFT or by check. Funds from EFT transactions are generally available by the second business day. Your bank may charge you a fee for this service.

By exchange
• Accounts of any type. • Sales of any amount.
• Obtain a current prospectus for the fund into which you are exchanging by calling your financial representative or Customer Service.

• You may only exchange Class I shares for other Class I shares or Money Market Fund Class A shares.

• Call your financial representative or Customer Service to request an exchange.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

Classic Value Fund II – Your account

9

Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares and are requesting payment by check;

•	you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowment and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts); or

•	you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your Medallion signature guarantee from a member of the Signature Guarantee Medallion Program. Most broker-dealers, banks, credit unions and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
• Letter of instruction.

• On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.

• Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts
• Letter of instruction.

• Corporate business/organization resolution, certified within the past 12 months, or a John Hancock funds business/organization certification form.

• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

• Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts
• Letter of instruction.

• On the letter, the signature(s) of the trustee(s).

• Copy of the trust document, certified within the past 12 months, or a John Hancock funds trust certification form.

• Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s)	• Letter of instruction signed by surviving tenant. • Copy of death certificate. • Medallion signature guarantee, if applicable (see above). • Inheritance tax waiver (if applicable).

Executors of shareholder estates
• Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion signature guarantee, if applicable (see above).

• Inheritance tax waiver (if applicable).

Administrators, conservators, guardians and other sellers or account types not listed above	• Call the Customer Service telephone number below for instructions.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

Classic Value Fund II – Your account

10

Transaction policies

Valuation of shares

The NAV per share for each class of the fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern Time). The fund generally values its portfolio of equity securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the adviser to be unreliable, the fund may use a security’s fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by the fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by the fund may cause the NAV of its shares to differ from the net asset value that would be calculated only using market prices. The adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by the fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances the fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by the fund may trade on U.S. holidays and weekends, even though the fund’s shares will not be priced on those days. This may change the fund’s NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The fund’s value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges

You may exchange Class I shares for shares of any other John Hancock Class I shares fund or Money Market Fund Class A shares. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back to Class I.

Under certain circumstances, an investor who purchases Class I shares in the fund pursuant to a fee-based, wrap or other investment platform program of certain firms as determined by the fund may be afforded an opportunity to make a conversion of Class A shares owned by the investor in the same fund to Class I shares of that fund. Conversion of Class A shares to Class I shares of the same fund in these particular circumstances does not cause the investor to realize taxable gain or loss. For further details, see “Tax status” in the SAI for information regarding taxation upon the redemption or exchange of shares of the fund.

The fund may change or cancel its exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional services and programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the funds or its agent determines that accepting the order could interfere with the efficient management of the fund portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agent in its sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The fund’s board of trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the board of trustees, the fund, or its agent, may reject or cancel a purchase order,

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11

suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock Funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that it is advantageous to shareholders and does not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to them at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries, such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agent is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Any frequent trading strategies may interfere with efficient management of the fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

John Hancock Funds, LLC is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

Certificated shares

The fund no longer issues share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

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Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment) that affects your account balance

•	after any changes of name or address of the registered owner(s)

•	in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends

The fund generally distributes most or all of its net earnings annually in the form of dividends. The fund generally declares and pays income dividends annually. Capital gains, if any, are distributed annually, typically after the end of the fund’s fiscal year.

Dividend reinvestments

Dividends will be reinvested automatically in additional shares of the same fund on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of $10 or more mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short term or long term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Additional investor services

Fund securities

The fund’s portfolio securities disclosure policy can be found in the SAI and on the fund’s Web site at www.jhfunds.com. The fund’s Web site also lists fund holdings. Portfolio holding information is posted on the fund’s Web site each month on a one-month lag and is available on the fund’s Web site until the fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission (SEC). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the fund’s Web site.

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For more information

Two documents are available with further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the Fund, and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings as well as legal and regulatory matters. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By EASI-Line:	1-800-597-1897

By phone: 1-888-972-8696

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room, call 1-202-551-8090

For further information on this or any John Hancock fund or service, call 1-888-972-8696 or go to www.jhfunds.com.

©2008 John Hancock Funds, LLC    35IPN 5/08    SEC file number: 811-1677

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock

MUTUAL FUNDS

John Hancock Core Equity Fund

CLASS I SHARES

Prospectus
5–1–08

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock Equity Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	Core Equity Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

4	Risks of investing

5	Who’s who

6	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

7	Who can buy shares

7	Opening an account

8	Buying shares

9	Selling shares

11	Transaction policies

13	Dividends and account policies

13	Additional investor services

For more information See back cover

 Fund summary

John Hancock
Core Equity Fund

Day-to-day investment management: Independence Investments LLC

Class / Ticker     I JHCIX

Goal and strategy

The fund seeks above-average total return (capital appreciation plus income).

To pursue this goal, the fund normally invests at least 80% of its assets in a diversified portfolio of equity securities (including common and preferred stocks, ADRs and their equivalents) which are primarily large-capitalization stocks.

The managers select from a menu of stocks of approximately 1,000 companies that capture the characteristics of the broad market. In managing the portfolio, the portfolio managers seek to invest in stocks that are believed to have improving fundamentals and attractive valuations. The subadviser’s investment research team performs fundamental research, develops financial projections and monitors consensus-based fundamental financial data. This information is utilized in a sector-based, multi-factor series of valuation models. These proprietary models use this financial data to rank the stocks according to their combination of:

•	value, meaning they appear to be underpriced

•	improving fundamentals, meaning they show potential for strong growth

The portfolio managers construct and manage the portfolio using the ranked list. This process results in a portfolio of approximately 75 to 160 stocks. The fund generally sells stocks that fall into the bottom 20% of the ranked list.

In normal circumstances, the fund is almost entirely invested in stocks. The fund may invest in dollar-denominated foreign securities and make limited use of certain derivatives (investments whose value is based on indexes or securities).

In abnormal circumstances, the fund may temporarily invest more than 20% of its assets in investment-grade, short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

Main risks

The value of your investment will fluctuate in response to stock market movements.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

The fund’s management strategy has a significant influence on fund performance. If the investment research team’s research analyses turn out to be inaccurate, or if the proprietary computer models do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

•	Certain derivatives could produce disproportionate losses.

•	In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

•	Foreign investments carry additional risks, including potentially inadequate or inaccurate financial information, and social or political instability.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in this fund.

Core Equity Fund – Fund summary

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Past performance

Calendar year total returns – Class I (%)

Best quarter: Q2 ’03, 11.69 Worst quarter: Q1 ’03, –3.39

2003	2004	2005	2006	2007
24.38	9.39	8.19	13.93	3.38

Average annual total returns (%)	1 Year	5 Years	Inception

as of 12-31-07			3-1-02

Class I before tax	3.38	11.64	5.51

After tax on distributions	3.38	11.64	5.51

After tax on distributions, with sale	2.20	10.18	4.77

Russell 1000 Index	5.77	13.43	7.44

Calendar year total returns

They are shown only for Class I and would be different for other classes. How a fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

Performance of a broad-based index is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class I and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Index, an unmanaged index of (the 1,000 largest companies) in the Russell 3000 Index.

Investor costs

Annual operating expenses (%)	Class I

Management fee	0.75

Other expenses	0.18

Total fund operating expenses	0.93

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames is provided below. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expense example ($)	Class I

1 Year	95

3 Years	296

5 Years	515

10 Years	1,143

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

Core Equity Fund – Fund summary

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 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Main risks

Derivatives risk

The risks associated with derivatives vary widely, depending on the type of derivative involved and the way it is being used by the fund. With derivatives that create leverage, the fund could lose more money than it paid for the derivative. With some derivatives, the maximum loss is theoretically unlimited. When the fund uses a derivative for speculative purposes, the derivative could erode existing gains or add to existing losses. When the fund uses a derivative to cancel out other risks (hedging), that derivative can have the effect of lowering the fund’s overall risk. However, to the extent that the derivative does not serve as a perfect hedge, it can add to the fund’s overall risk. Because a derivative is a contract, there is also the risk that the counterparty may fail to honor its contractual responsibilities. If this happens, the fund could lose both the cost of the derivative and any benefit the derivative would have provided.

Foreign investment risk

Prices of foreign securities may change more rapidly and extremely than those of their U.S. counterparts. By U.S. standards, many foreign securities markets are comparatively small, new and lightly regulated, and they may be more heavily influenced by the actions of large investors. Foreign securities markets may have different reporting and accounting standards (which can mean less complete or less reliable information about securities), weak legal and enforcement systems, additional rules for investors from outside their countries, and higher taxes and business costs. Foreign countries may have greater risk of social, economic and political instability (including the risk of war), and greater risk of major shifts in government policy (including the risk of nationalization, which would render a stock worthless). Foreign investments are also subject to currency risk. Changes in the exchange rate with the U.S. dollar could erode investment gains or widen investment losses for the fund. The risks of foreign investing tend to be greater in emerging markets than in countries with larger and more established economies, markets, and governments.

Management risk

A strategy used by the fund management team may fail to produce the intended result. For example, the team may be inaccurate in its assessments of securities, issuers or relative values of certain types of securities, or in its expectations about market trends, economic trends, interest rate trends or other factors. To the extent that the team invests fund assets in securities that are not in the fund’s benchmark index, there is a greater risk that the fund’s performance will deviate from that of its benchmark.

Stock investing risk

The value of your investment will go up and down in response to stock market movements. Stock prices typically change every day that stock markets are open. The performance of any given stock, group of stocks or the market as a whole may be negative when measured over any particular period, short or long. Because the fund invests for the long term and does not attempt to time the market, it may remain invested in stocks even during long periods of negative performance. Numerous factors can cause stock prices to fall, ranging from a decline in the financial health of the issuing company to a decline in investor sentiment generally. Stocks may decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs or overseas competition. The stock market as a whole may decline due to general factors, such as real or perceived adverse economic conditions, significant events, changes in the general outlook for corporate earnings, or changes in interest or currency rates. If an individual company goes out of business, the company’s bond holders have first claim on any remaining assets, which in practice generally means that the company’s stock becomes worthless.

Additional risk

Liquidity risk

To the extent that a security is difficult to sell (whether because the security cannot be traded publicly or because of unusual market conditions), the fund may either be forced to accept a lower price for it or may have to continue to hold it. Either outcome could hurt fund performance.

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Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The trustees have the power to change investment goals without shareholder approval. The trustees also have the power to change the focus of fund’s 80% investment policy without shareholder approval. The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Founded in 1968, John Hancock Advisers, LLC is a wholly owned subsidiary of John Hancock Financial Services, Inc., which in turn is a subsidiary of Manulife Financial Corporation. As of December 31, 2007, John Hancock Advisers, LLC managed approximately $30 billion in assets.

The fund relies on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to a fund) or to change a subadvisory fee of a subadviser without the approval of the shareholders.

Management fee

During its most recent full fiscal year, the fund paid the investment adviser a management fee consisting of 0.75% of net assets. Out of this fee, the investment adviser in turn paid the fees of the subadviser and certain other service providers. The fee was approved by the board of trustees. The basis for its approval of this fee, and of the investment advisory and subadvisory agreements overall, is discussed in the fund’s December 31, 2007, annual report.

Subadviser

Handles the fund’s day-to-day portfolio management.

Independence Investments LLC (Independence)
53 State Street
Boston, MA 02109

•	Founded in 1982, currently manages more than $6.5 billion (as of 12-31-07)

•	Subsidiary of Convergent Capital Management LLC, a wholly owned subsidiary of City National Corporation

•	Supervised by the adviser, John Hancock Advisers, LLC

Below are brief biographical profiles of the leaders of the fund’s investment management team, in alphabetical order. These managers share portfolio management responsibilities. For more about these individuals, including information about their compensation, other accounts they manage and any investments they may have in the fund, see the SAI.

John C. Forelli, CFA

•	Managed fund since 2004

•	Senior vice president, Independence Investments LLC

•	Joined subadviser in 1990

•	Began business career in 1984

Jay C. Leu, CFA

•	Managed fund since 2004

•	Principal and senior vice president, Independence Investments LLC

•	Joined subadviser in 1997

•	Began business career in 1987

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

The Bank of New York
One Wall Street
New York, NY 10286

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends, and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Core Equity Fund – Fund details

5

Financial highlights

These tables detail the performance of each share class, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

Class I Shares

Per share operating performance	period ended 12-31-03	12-31-04		12-31-05		12-31-06		12-31-07

Net asset value, beginning of period	$20.63	$25.66		$28.07		$30.37		$34.60

Net investment income[1]	0.12	0.26		0.16		0.22		0.23

Net realized and unrealized gain on investments	4.91	2.15		2.14		4.01		0.94

Total from investment operations	5.03	2.41		2.30		4.23		1.17

Net asset value, end of period	$25.66	$28.07		$30.37		$34.60		$35.77

Total return[2] (%)	24.38	9.39		8.19		13.93		3.38

Ratios and supplemental data

Net assets, end of period (in millions)	$2	—	[3]	—	[3]	—	[3]	—	[3]

Ratio of expenses to average net assets (%)	1.06	0.92		0.90		0.89		0.93	[4]

Ratio of net investment income to average net assets (%)	0.53	1.00		0.54		0.68		0.65

Portfolio turnover (%)	70	68		54		78		147

1	Based on the average of the shares outstanding.

2	Assumes dividend reinvestment and does not reflect the effect of sales charges.

3	Less than $500,000.

4	Includes transfer agent fee earned credits of 0.02% to average net assets.

Core Equity Fund – Fund details

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 Your account

Who can buy shares

Class I shares are offered without any sales charge to certain types of investors, as noted below, if they also meet the minimum initial investment requirement for purchases of Class I shares — See “Opening an account”:

•	Retirement and other benefit plans

•	Endowment funds and foundations

•	Any state, county or city, or its instrumentality, department, authority or agency

•	Accounts registered to insurance companies, trust companies and bank trust departments

•	Investment companies both affiliated and not affiliated with the adviser

•	Investors who participate in fee-based, wrap and other investment platform programs

•	Any entity that is considered a corporation for tax purposes

•	Fund trustees and other individuals who are affiliated with this fund or other John Hancock funds

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible, by referring to “Who can buy shares” above.

3	Determine how much you want to invest. The minimum initial investment is $250,000. The minimum initial investment requirement may be waived, in the fund’s sole discretion, for investors in certain fee-based, wrap or other investment platform programs that do not require the fund to pay any type of administrative payments per shareholder account to any third party. The fund may waive the minimum initial investment for other categories of investors at its discretion. There are no minimum investment requirements for subsequent purchases to existing accounts.

4	All shareholders must complete the account application, carefully following the instructions. If you have any questions, contact your financial representative or call Signature Services at 1-888-972-8696.

5	Make your initial investment using the table on the next page.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account, such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in our efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for the fund. If your intermediary provides these services, the investment adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the fund.

Core Equity Fund – Your account

7

Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Deliver the check and your completed application to your financial representative or mail them to Signature Services (address below).

• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• If your account statement has a detachable investment slip, please complete in its entirety. If no slip is available, include a note specifying the fund name(s), the share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Customer Service to request an exchange.	• Call your financial representative or Customer Service to request an exchange. • You may only exchange Class I shares for other Class I shares or Money Market Class A shares.

By wire
• Deliver your completed application to your financial representative or mail it to Signature Services.

• Obtain account number by calling your financial representative or Customer Service.

• Obtain wiring instructions by calling Customer Service.

• Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Customer Service.

• Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By phone
See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the ACH system.

• Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

• Call EASI-Line for automated service.

• Call Customer Service between 8:30 a.m. and 5:00 p.m., Eastern Time on most business days.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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8

Selling shares

To sell some or all of your shares

By letter
• Accounts of any type. • Sales of any amount.
• Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the fund’s name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required (see next page).

• Mail the materials to Signature Services.

• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

• Certain requests will require a Medallion signature guarantee. Please refer to “Selling shares in writing” on the next page.

By phone
Amounts up to $100,000. • Most accounts.
• Redemption proceeds of up to $100,000 may be sent by wire or by check. A check will be mailed to the exact name(s) and address on the account.

• To place your request with a representative at John Hancock Funds, call Customer Service between 8:30 a.m. and 5:00 p.m., Eastern Time on most business days or your financial representative.

Amounts up to $5 million
• Available to the following types of accounts: custodial held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts).

• Redemption proceeds exceeding $100,000 must be wired to your designated bank account.

• Redemption proceeds exceeding $100,000 and sent by check will require a letter of instruction with a Medallion signature guarantee. Please refer to “Selling shares in writing” on the next page.

By wire or electronic funds transfer (EFT)
• Requests by letter to sell any amount. • Qualified requests by phone to sell up to $5 million (accounts with telephone redemption privileges).
• To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Customer Service.

• Amounts of $5 million or more will be wired the next business day.

• Amounts up to $100,000 may be sent by EFT or by check. Funds from EFT transactions are generally available by the second business day. Your bank may charge you a fee for this service.

By exchange
• Accounts of any type. • Sales of any amount.
• Obtain a current prospectus for the fund into which you are exchanging by calling your financial representative or Customer Service.

• You may only exchange Class I shares for other Class I shares or Money Market Fund Class A shares.

• Call your financial representative or Customer Service to request an exchange.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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9

Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares and are requesting payment by check;

•	you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowment and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts);

•	you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your Medallion signature guarantee from a member of the Signature Guarantee Medallion Program. Most broker-dealers, banks, credit unions and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
• Letter of instruction.

• On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.

• Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts
• Letter of instruction.

• Corporate business/organization resolution, certified within the past 12 months, or a John Hancock funds business/organization certification form.

• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

• Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts
• Letter of instruction.

• On the letter, the signature(s) of the trustee(s).

• Copy of the trust document, certified within the past 12 months, or a John Hancock funds trust certification form.

• Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s)	• Letter of instruction signed by surviving tenant. • Copy of death certificate. • Medallion signature guarantee, if applicable (see above). • Inheritance tax waiver (if applicable).

Executors of shareholder estates
• Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion signature guarantee, if applicable (see above).

• Inheritance tax waiver (if applicable).

Administrators, conservators, guardians and other sellers or account types not listed above	• Call the Customer Service telephone number below for instructions.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

Core Equity Fund – Your account

10

Transaction policies

Valuation of shares

The NAV per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time). The fund generally values its portfolio of equity securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the adviser to be unreliable, the fund may use a security’s fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by the fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by the fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its NAV. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances the fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by the fund may trade on U.S. holidays and weekends, even though the fund’s shares will not be priced on those days. This may change the fund’s NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The fund values debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges

You may exchange Class I shares for shares of any other John Hancock Class I shares fund or Money Market Fund Class A shares. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back to Class I.

Under certain circumstances, an investor who purchases Class I shares in the fund pursuant to a fee-based, wrap or other investment platform program of certain firms as determined by the fund may be afforded an opportunity to make a conversion of Class A shares owned by the investor in the same fund to Class I shares of that fund. Conversion of Class A shares to Class I shares of the same fund in these particular circumstances does not cause the investor to realize taxable gain or loss. For further details, see “Tax status” in the SAI for information regarding taxation upon the redemption or exchange of shares of the fund.

The fund may change or cancel its exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional services and programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the funds or its agent determines that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agent in its sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The fund’s board of trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Core Equity Fund – Your account

11

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the board of trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock Funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that it is advantageous to shareholders and does not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to them at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries, such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agent is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Any frequent trading strategies may interfere with efficient management of the fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

John Hancock Funds, LLC is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

Certificated shares

The fund no longer issues share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Core Equity Fund – Your account

12

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment) that affects your account balance

•	after any changes of name or address of the registered owner(s)

•	in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends

The fund generally distributes most or all of its net earnings annually in the form of dividends. The fund generally declares and pays income dividends annually. Capital gains, if any, are distributed annually, typically after the end of the fund’s fiscal year.

Dividend reinvestments

Dividends will be reinvested automatically in additional shares of the same fund on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of $10 or more mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short term or long term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Additional investor services

Fund securities

The fund’s portfolio securities disclosure policy can be found in the SAI and on the fund’s Web site at www.jhfunds.com. The fund’s Web site also lists fund holdings. Portfolio holding information is posted on the fund’s Web site each month on a one-month lag and is available on the fund’s Web site until the fund files its next Form N-CSR or Form N-Q with the SEC. Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the fund’s Web site.

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13

For more information

Two documents are available with further information on the fund:

Annual/Semiannual Report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund. The fund’s SAI includes a summary of the fund’s policy regarding disclosure of its portfolio holdings as well as legal and regulatory matters. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report or SAI from John Hancock:

Online:  www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By EASI-Line: 1-800-597-1897

By phone: 1-888-972-8696

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC. For access to the Reference Room, call 1-202-551-8090

For further information on this or any John Hancock fund or service, call 1-888-972-8696 or go to www.jhfunds.com.

©2008 John Hancock Funds, LLC    25IPN 5/08    SEC file number: 811-1677

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock
MUTUAL FUNDS

John Hancock Large Cap Select Fund

CLASS I SHARES

Prospectus
5–1–08

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock Equity Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	Large Cap Select Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

4	Risks of investing

5	Who’s who

6	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

7	Who can buy shares

7	Opening an account

8	Buying shares

9	Selling shares

11	Transaction policies

13	Dividends and account policies

13	Additional investor services

For more information See back cover

 Fund summary

John Hancock
Large Cap Select Fund

Day-to-day investment management: Shay Assets Management, Inc.

Class / Ticker     I JHLIX

Goal and strategy

The fund seeks long term growth of capital.

To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies (companies with market capitalizations in excess of $5 billion). The fund invests primarily in U.S.-based companies whose growth, cash flow, earnings and dividend attributes are attractive and whose securities are reasonably priced and have the potential for capital appreciation, in the opinion of the management team.

In managing the portfolio, the management team looks for companies with strong balance sheets and sustainable earnings growth. In evaluating the prospects for a company’s growth and earnings, the management team considers, among other things, the company’s historical performance and growth strategy, the growth rate of the industries in which it operates and the markets into which it sells, the nature of its competitive environment, technological developments and trends in market share.

In attempting to determine reasonable price levels for a company’s securities, the management team utilizes a variety of measurement methods, including discounted cash flow analysis of expected earnings streams and an evaluation of the company’s price-to-earnings ratio.

Under normal market conditions, the fund invests substantially all of its assets in equity securities (common and preferred stocks and their equivalents).

In abnormal conditions, the fund may invest extensively in investment-grade, short-term securities. In these and other cases, the fund may not achieve its goal.

Main risks

The value of your investment will fluctuate in response to stock market movements.

The fund’s management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the management team’s security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could loose money by investing in this fund.

Large Cap Select Fund – Fund summary

2

Past performance

Calendar year total returns – Class I (%)

Best quarter: Q4 ’06, 6.70 Worst quarter: Q3 ’04, –4.34

2004	2005	2006	2007
5.54	-1.98	14.87	2.63

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		8-25-03

Class I before tax	2.63	6.99

After tax on distributions	1.40	6.18

After tax on distributions, with sale	2.93	5.82

Standard & Poor’s 500 Index	5.49	11.41

Calendar year total returns

They are shown only for Class I and would be different for other classes. How a fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

Performance of a broad-based index is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class I and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Standard & Poor’s 500 Index, an unmanaged index that includes 500 widely traded stocks.

Investor costs

Annual operating expenses (%)	Class I

Management fee	0.75

Other expenses	0.31

Total fund operating expenses	1.06

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames is provided below. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expense example ($)	Class I

1 Year	108

3 Years	337

5 Years	585

10 Years	1,294

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

Large Cap Select Fund – Fund summary

3

 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Main risks

Management risk

A strategy used by the fund management team may fail to produce the intended result. For example, the team may be inaccurate in its assessments of securities, issuers or relative values of certain types of securities, or in its expectations about market trends, economic trends, interest rate trends or other factors. To the extent that the team invests fund assets in securities that are not in the fund’s benchmark index, there is a greater risk that the fund’s performance will deviate from that of its benchmark.

Stock investing risk

The value of your investment will go up and down in response to stock market movements. Stock prices typically change every day that stock markets are open. The performance of any given stock, group of stocks, or the market as a whole may be negative when measured over any particular period, short or long. Because the fund invests for the long term and does not attempt to time the market, it may remain invested in stocks even during long periods of negative performance. Numerous factors can cause stock prices to fall, ranging from a decline in the financial health of the issuing company to a decline in investor sentiment generally. Stocks may decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs, or overseas competition. The stock market as a whole may decline due to general factors, such as real or perceived adverse economic conditions, significant events, changes in the general outlook for corporate earnings, or changes in interest or currency rates. If an individual company goes out of business, the company’s bond holders have first claim on any remaining assets, which in practice generally means that the company’s stock becomes worthless.

Additional risk

Liquidity risk

To the extent that a security is difficult to sell (whether because the security cannot be traded publicly or because of unusual market conditions), the fund may either be forced to accept a lower price for it or may have to continue to hold it. Either outcome could hurt fund performance.

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Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The trustees have the power to change investment goals without shareholder approval. The trustees also have the power to change the focus of fund’s 80% investment policy without shareholder approval. The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Founded in 1968, John Hancock Advisers, LLC is a wholly owned subsidiary of John Hancock Financial Services, Inc., which in turn is a subsidiary of Manulife Financial Corporation. As of December 31, 2007, John Hancock Advisers, LLC managed approximately $30 billion in assets.

Management fee

During its most recent full fiscal year, the fund paid the investment adviser a management fee consisting of 0.64% of net assets after reimbursement. Out of this fee, the investment adviser in turn paid the fees of the subadviser and certain other service providers. The fee was approved by the board of trustees. The basis for its approval of this fee, and of the investment advisory and subadvisory agreements overall, is discussed in the fund’s December 31, 2007 annual report.

Subadviser

Handles the fund’s day-to-day portfolio management.

Shay Assets Management, Inc. (SAM)
675 Third Avenue
Suite 1130
New York, NY 10017

•	Founded in 1981, currently manages more than $3.1 billion (as of 12-31-07)

•	Was the investment adviser to the fund’s predecessor, M.S.B. Fund, Inc.

•	Supervised by the adviser, John Hancock Advisers, LLC

Below are brief biographical profiles of the leaders of the fund’s investment management team, in alphabetical order. These managers share portfolio management responsibilities. For more about these individuals, including information about their compensation, other accounts they manage and any investments they may have in the fund, see the SAI.

John J. McCabe

•	Managed fund since 1991

•	Senior vice president, Shay Assets Management, Inc. (since 1995)

•	Began business career in 1965

Mark F. Trautman

•	Managed fund since 1993

•	Vice president, Shay Assets Management, Inc. (since 1995)

•	Began business career in 1986

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

The Bank of New York
One Wall Street
New York, NY 10286

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Large Cap Select Fund – Fund details

5

Financial highlights

These tables detail the performance of each share class, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

Class I Shares

Per share operating performance	period ended 12-31-03[1]		12-31-04	12-31-05	12-31-06	12-31-07

Net asset value, beginning of period	$16.29		$17.83	$18.46	$17.62	$19.23

Net investment income[2]	0.04		0.15	0.12	0.16	0.17

Net realized and unrealized gain (loss) on investments	1.59		0.84	(0.48)	2.47	0.36

Total from investment operations	1.63		0.99	(0.36)	2.63	0.53

Less distributions

From net investment income	—		(0.15)	(0.11)	(0.16)	(0.17)

From net realized gain	(0.09)		(0.21)	(0.37)	(0.86)	(1.18)

	(0.09)		(0.36)	(0.48)	(1.02)	(1.35)

Net asset value, end of period	$17.83		$18.46	$17.62	$19.23	$18.41

Total return[3,4](%)	10.00	[5]	5.54	(1.98)	14.87	2.63

Ratios and supplemental data

Net assets, end of period (in millions)	$3		$3	$3	$3	$3

Ratio of net expenses to average net assets (%)	0.95	[6]	0.95	0.95	0.95	0.95 [7]

Ratio of gross expenses to average net assets[8](%)	1.84	[6]	1.05	1.06	1.08	1.06

Ratio of net investment income to average net assets (%)	0.61	[6]	0.83	0.67	0.85	0.86

Portfolio turnover (%)	22	[9]	13	23	12	12

[1]	Class I shares began operations on 8-25-03.

[2]	Based on the average of the shares outstanding.

[3]	Assumes dividend reinvestment and does not reflect the effect of sales charges.

[4]	Total returns would have been lower had certain expenses not been reduced during the periods shown.

[5]	Not annualized.

[6]	Annualized.

[7]	Includes transfer agent fee earned credits of less than 0.01% to average net assets.

[8]	Does not take into consideration expense reductions during the periods shown.

[9]	Portfolio turnover shown is calculated for the Fund for the full fiscal year.

Large Cap Select Fund – Fund details

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 Your account

Who can buy shares

Class I shares are offered without any sales charge to certain types of investors, as noted below, if they also meet the minimum initial investment requirement for purchases of Class I shares — See “Opening an account”:

•	Retirement and other benefit plans

•	Endowment funds and foundations

•	Any state, county or city, or its instrumentality, department, authority or agency

•	Accounts registered to insurance companies, trust companies and bank trust departments

•	Investment companies both affiliated and not affiliated with the adviser

•	Investors who participate in fee-based, wrap and other investment platform programs

•	Any entity that is considered a corporation for tax purposes

•	Fund trustees and other individuals who are affiliated with this fund or other John Hancock funds

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible, by referring to “Who can buy shares” above.

3	Determine how much you want to invest. The minimum initial investment is $250,000. The minimum initial investment requirement may be waived, in the fund’s sole discretion, for investors in certain fee-based, wrap or other investment platform programs that do not require the fund to pay any type of administrative payments per shareholder account to any third party. The fund may waive the minimum initial investment for other categories of investors at its discretion. There are no minimum investment requirements for subsequent purchases to existing accounts.

4	All shareholders must complete the account application, carefully following the instructions. If you have any questions, contact your financial representative or call Signature Services at 1-888-972-8696.

5	Make your initial investment using the table on the next page.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account  When you open an account, you will be asked for your name, residential address, date of birth, and Social Security number.

For investors other than individuals  When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners, and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in our efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The statement of additional information discusses the distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for the fund. If your intermediary provides these services, the investment adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the fund.

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Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Deliver the check and your completed application to your financial representative or mail them to Signature Services (address below).

• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• If your account statement has a detachable investment slip, please complete in its entirety. If no slip is available, include a note specifying the fund name(s), the share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Signature Services to request an exchange.	• Call your financial representative or Signature Services to request an exchange. • You may only exchange Class I shares for other Class I shares or Money Market Class A shares.

By wire
• Deliver your completed application to your financial representative or mail it to Signature Services.

• Obtain account number by calling your financial representative or Signature Services.

• Obtain your wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By phone
See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the ACH system.

• Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

• Call EASI-Line for automated service.

• Call Signature Services between 8:30 a.m. and 5:00 p.m. Eastern Time on most business days.

Regular mail	Express delivery	Web site	EASI-Line	Signature Services
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Selling shares

To sell some or all of your shares

By letter
• Accounts of any type. • Sales of any amount.
• Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the fund’s name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required (see next page).

• Mail the materials to Signature Services.

• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

• Certain requests will require a Medallion signature guarantee. Please refer to “Selling shares in writing” on the next page.

By phone
Amounts up to $100,000	• Redemption proceeds of up to $100,000 may be sent by wire or by check. A check will be mailed to the exact name(s) and address on the account.
• Most accounts	• To place your request with a representative at John Hancock Funds, call Signature Services between 8:30 a.m. and 5:00 p.m. Eastern Time on most business days or your financial representative.

Amounts up to $5 million
• Available to the following types of accounts: custodial held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts).

• Redemption proceeds exceeding $100,000 must be wired to your designated bank account.

• Redemption proceeds exceeding $100,000 and sent by check will require a letter of instruction with a Medallion signature guarantee. Please refer to “Selling shares in writing” on the next page.

By wire or electronic funds transfer (“EFT”)
• Requests by letter to sell any amount. • Qualified requests by phone to sell up to $5 million (accounts with telephone redemption privileges).
• To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Signature Services.

• Amounts of $5 million or more will be wired the next business day.

• Amounts up to $100,000 may be sent by EFT or by check. Funds from EFT transactions are generally available by the second business day. Your bank may charge you a fee for this service.

By exchange
• Accounts of any type. • Sales of any amount.	• Obtain a current prospectus for the fund into which you are exchanging by calling your financial representative or Signature Services.

• You may only exchange Class I shares for other Class I shares or Money Market Fund Class A shares.

• Call your financial representative or Signature Services to request an exchange.

Regular mail	Express delivery	Web site	EASI-Line	Signature Services
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares and are requesting payment by check;

•	you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowment and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs. 403(b) plans and all John Hancock custodial retirement accounts);

•	you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your Medallion signature guarantee from a member of the Signature Guarantee Medallion Program. Most broker-dealers, banks, credit unions and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)	• Letter of instruction. • On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.
• Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts	• Letter of instruction.

• Corporate business/organization resolution, certified within the past 12 months, or a John Hancock funds business/organization certification form.

• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

• Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts
• Letter of instruction.

• On the letter, the signature(s) of the trustee(s).

• Copy of the trust documents, certified within the past 12 months, or a John Hancock funds trust certification form.

• Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s)	• Letter of instruction signed by surviving tenant. • Copy of death certificate. • Medallion signature guarantee, if applicable (see above). • Inheritance tax waiver (if applicable).

Executors of shareholder estates
•  Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion signature guarantee, if applicable (see above).

• Inheritance tax waiver (if applicable).

Administrators, conservators, guardians and other sellers or account types not listed above	• Call the Signature Services telephone number below for instructions.

Regular mail	Express delivery	Web site	EASI-Line	Signature Services
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Transaction policies

Valuation of shares

The net asset value (NAV) per share for each class of the fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern Time). The fund generally values its portfolio of equity securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the adviser to be unreliable, the fund may use a security’s fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by the fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by the fund may cause the NAV of its shares to differ from the net asset value that would be calculated only using market prices. The adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances the fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by the fund may trade on U.S. holidays and weekends, even though the fund’s shares will not be priced on those days. This may change the fund’s NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The fund’s value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges

You may exchange Class I shares for shares of any other John Hancock Class I shares fund or Money Market Fund Class A shares. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back to Class I.

Under certain circumstances, an investor who purchases Class I shares in the fund pursuant to a fee-based, wrap or other investment platform program of certain firms as determined by the fund may be afforded an opportunity to make a conversion of Class A shares owned by the investor in the same fund to Class I shares of that fund. Conversion of Class A shares to Class I shares of the same fund in these particular circumstances does not cause the investor to realize taxable gain or loss. For further details, see “Tax Status” in the SAI for information regarding taxation upon the redemption or exchange of shares of the fund.

The fund may change or cancel its exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional Services and Programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the fund or its agent determines that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agent in its sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The fund’s board of trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

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11

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the board of trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock Funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that it is advantageous to shareholders and does not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to them at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agent is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Any frequent trading strategies may interfere with efficient management of the fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

John Hancock Funds, LLC is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

Certificated shares

The fund no longer issues share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning

Large Cap Select Fund – Your account

12

the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment) that affects your account balance

•	after any changes of name or address of the registered owner(s)

•	in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends

The fund generally distributes most or all of its net earnings annually in the form of dividends. The fund generally declares and pays income dividends annually. Capital gains, if any, are distributed annually, typically after the end of the fund’s fiscal year.

Dividend reinvestments

Dividends will be reinvested automatically in additional shares of the same fund on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of $10 or more mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short term or long term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Additional investor services

Fund securities

The fund’s portfolio securities disclosure policy can be found in the SAI and on the fund’s Web site at www.jhfunds.com. The fund’s Web site also lists fund holdings. Portfolio holding information is posted on the fund’s Web site each month on a one-month lag and is available on the fund’s Web site until the fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission (“SEC”). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the fund’s Web site.

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For more information

Two documents are available with further information on the fund:

Annual/Semiannual Report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund. The fund’s SAI includes a summary of the fund’s policy regarding disclosure of its portfolio holdings as well as legal and regulatory matters. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By EASI-Line: 1-800-597-1897

By phone: 1-888-972-8696

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090

For further information on this or any John Hancock fund or service, call 1-888-972-8696 or go to www.jhfunds.com.

©2008 John Hancock Funds, LLC    49IPN 5/08    SEC file number: 811-1677

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock MUTUAL FUNDS

John Hancock
U.S. Global Leaders Growth Fund

CLASS I SHARES

Prospectus
5–1–08

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock Equity Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	U.S. Global Leaders Growth Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

4	Risks of investing

5	Who’s who

6	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

7	Who can buy shares

7	Opening an account

8	Buying shares

9	Selling shares

11	Transaction policies

13	Dividends and account policies

13	Additional investor services

For more information See back cover

 Fund summary

John Hancock
U.S. Global Leaders Growth Fund

Day-to-day investment management: Sustainable Growth Advisers, LP

Class / Ticker     I USLIX

Goal and strategy

The fund seeks long-term growth of capital.

To pursue this goal, the fund invests primarily in common stocks of “U.S. Global Leaders.” Under normal market conditions, at least 80% of the fund’s assets will be invested in stocks of companies the managers regard as U.S. Global Leaders.

The managers consider U.S. Global Leaders to be U.S. companies with multinational operations that typically exhibit the following key sustainable growth characteristics:

•	Hold leading market shares of their relevant industries that result in high profit margins and high investment returns.

•	Supply consumable products or services so that their revenue streams are recurring.

The managers seek to identify companies with superior long-term earnings prospects and to continue to own them as long as the managers believe they will continue to enjoy favorable prospects for capital growth and are not overvalued in the marketplace.

As a result of its investment strategy, the fund typically invests in large-capitalization companies (companies in the capitalization range of the Standard & Poor’s 500 Index, which was $708 million to $511.9 billion as of December 31, 2007).

The fund is non-diversified, which allows it to make larger investments in individual companies.

The fund may invest in other types of equity securities and foreign stocks.

In abnormal circumstances, the fund may temporarily invest in short-term cash equivalents. In these and other cases, the fund might not achieve its goal.

Main risks

The value of your investment will fluctuate in response to stock market movements.

The fund’s management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Similarly, growth stocks could underperform value stocks.

Companies that have substantial multinational operations may be affected by fluctuations in currency exchange rates and by economic and political conditions in foreign countries. These conditions may include restrictions on monetary repatriation and possible seizure, nationalization or expropriation of assets. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers’ security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

•	If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

•	In a down market, higher-risk securities could become harder to value or to sell at a fair price.

•	Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information, and social or political instability.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in this fund.

U.S. Global Leaders Growth Fund – Fund summary

2

Past performance

Calendar year total returns – Class I (%)

Best quarter: Q2 ’03, 10.20 Worst quarter: Q2 ’06, –7.12

2003	2004	2005	2006	2007
19.77	8.94	2.64	1.88	4.13

Average annual total returns (%)	1 Year	5 Years	Inception

as of 12-31-07			5-20-02

Class I before tax	4.13	7.28	3.13

Class I After tax on distributions	3.56	7.11	2.99

Class I After tax on distributions, with sale	3.46	6.28	2.66

Standard & Poor’s 500 Index	5.49	12.83	7.35

Russell 1000 Growth Index	11.81	12.10	6.33

Calendar year total returns

They are shown only for Class I and would be different for other classes. How a fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

Performance of a broad-based market index is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class I and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Standard & Poor’s 500 Index, an unmanaged index that includes 500 widely traded stocks.

Russell 1000 Growth Index, an unmanaged index of companies in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with high price-to-book ratios and higher forecasted growth values.

Investor costs

Annual operating expenses (%)	Class I

Management fee	0.75

Other expenses	0.13

Total fund operating expenses[1]	0.88

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames is provided below. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expense example ($)	Class I

1 Year	90

3 Years	281

5 Years	488

10 Years	1,084

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	The adviser has voluntarily agreed to reimburse the fund for certain fund expenses (excluding transfer agent fees, 12b-1 fees, brokerage commissions, interest, and other extraordinary expenses not incurred in the ordinary course of the fund’s business) that exceed 0.79% of the fund’s average net assets. Total fund operating expenses after these voluntary expense limits are 0.84%.

U.S. Global Leaders Growth Fund – Fund summary

3

Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Main risks

Foreign investment risk

Prices of foreign securities may change more rapidly and extremely than those of their U.S. counterparts. By U.S. standards, many foreign securities markets are comparatively small, new and lightly regulated, and they may be more heavily influenced by the actions of large investors. Foreign securities markets may have different reporting and accounting standards (which can mean less complete or less reliable information about securities), weak legal and enforcement systems, additional rules for investors from outside their countries, and higher taxes and business costs. Foreign countries may have greater risk of social, economic and political instability (including the risk of war), and greater risk of major shifts in government policy (including the risk of nationalization, which would render a stock worthless). Foreign investments are also subject to currency risk. Changes in the exchange rate with the U.S. dollar could erode investment gains or widen investment losses for the fund. The risks of foreign investing tend to be greater in emerging markets than in countries with larger and more established economies, markets, and governments.

Issuer Risk

Because the fund is non-diversified, it may invest heavily in particular issuers. To the extent that the fund does this, it will become more sensitive to the specific risks associated with those issuers. This can make the fund’s share price more volatile and can increase the risk that the fund will significantly underperform similar funds and its benchmark index.

Management risk

A strategy used by the fund management team may fail to produce the intended result. For example, the team may be inaccurate in its assessments of securities, issuers or relative values of certain types of securities, or in its expectations about market trends, economic trends, interest rate trends or other factors. To the extent that the team invests fund assets in securities that are not in the fund’s benchmark index, there is a greater risk that the fund’s performance will deviate from that of its benchmark.

Stock investing risk

The value of your investment will go up and down in response to stock market movements. Stock prices typically change every day that stock markets are open. The performance of any given stock, group of stocks or the market as a whole may be negative when measured over any particular period, short or long. Because the fund invests for the long term and does not attempt to time the market, it may remain invested in stocks even during long periods of negative performance. Numerous factors can cause stock prices to fall, ranging from a decline in the financial health of the issuing company to a decline in investor sentiment generally. Stocks may decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs or overseas competition. The stock market as a whole may decline due to general factors, such as real or perceived adverse economic conditions, significant events, changes in the general outlook for corporate earnings, or changes in interest or currency rates. If an individual company goes out of business, the company’s bond holders have first claim on any remaining assets, which in practice generally means that the company’s stock becomes worthless.

Additional risk

Liquidity risk

To the extent that a security is difficult to sell (whether because the security cannot be traded publicly or because of unusual market conditions), the fund may either be forced to accept a lower price for it or may have to continue to hold it. Either outcome could hurt fund performance.

U.S. Global Leaders Growth Fund – Fund details

4

Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The trustees have the power to change investment goals without shareholder approval. The trustees also have the power to change the focus of fund’s 80% investment policy without shareholder approval. The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Founded in 1968, John Hancock Advisers, LLC is a wholly owned subsidiary of John Hancock Financial Services, Inc., which in turn is a subsidiary of Manulife Financial Corporation. As of December 31, 2007, John Hancock Advisers, LLC managed approximately $30 billion in assets.

Management fee

During its most recent full fiscal year, the fund paid the investment adviser a management fee consisting of 0.71% of net assets after reimbursement. Out of this fee, the investment adviser in turn paid the fees of the subadviser and certain other service providers. The fee was approved by the board of trustees. The basis for its approval of this fee, and of the investment advisory and subadvisory agreements overall, is discussed in the fund’s December 31, 2007, annual report.

Subadviser

Handles the fund’s day-to-day portfolio management.

Sustainable Growth Advisers, LP (SGA)
3 Stamford Plaza, 301 Tresser Blvd., Suite 1310
Stamford, CT 06901.

•	Founded in 2003, currently manages more than $3 billion (as of 12-31-07)

•	George P. Fraise, Gordon M. Marchand and Robert L. Rohn each own 24% of SGA

•	Supervised by the adviser, John Hancock Advisers, LLC

Below are brief biographical profiles of the leaders of the fund’s investment management team, in alphabetical order. These managers share portfolio management responsibilities. For more about these individuals, including information about their compensation, other accounts they manage and any investments they may have in the fund, see the SAI.

George P. Fraise

•	Managed fund since 2000

•	Principal, Sustainable Growth Advisers, LP (since 2003)

•	Executive vice president, Yeager, Wood & Marshall, Inc. (2000–2003)

•	Began business career in 1987

Gordon M. Marchand, CFA, CIC

•	Managed fund since 1995

•	Principal, Sustainable Growth Advisers, LP (since 2003)

•	Chief financial and operating officer of Yeager, Wood & Marshall, Inc. (1984–2003)

•	Began business career in 1977

Robert L. Rohn

•	Managed fund since 2003

•	Principal, Sustainable Growth Advisers, LP (since 2003)

•	Chairman and chief executive officer, W.P. Stewart, Inc. (1991–2003)

•	Began business career in 1983

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

The Bank of New York
One Wall Street
New York, NY 10286

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends, and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

U.S. Global Leaders Growth Fund – Fund details

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Financial highlights

These tables detail the performance of each share class, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

CLASS I SHARES

Per share operating performance	period ended 12-31-03	12-31-04	12-31-05		12-31-06		12-31-07

Net asset value, beginning of period	$21.60	$25.87	$28.00		$28.74		$29.28

Net investment income[1]	0.10	0.25	0.08		0.12		0.16

Net realized and unrealized gain on investments	4.17	2.06	0.66		0.42		1.06

Total from investment operations	4.27	2.31	0.74		0.54		1.22

Less distributions

From net realized gain	—	(0.18)	—		—		(1.12)

Net asset value, end of period	$25.87	$28.00	$28.74		$29.28		$29.38

Total return[2] (%)	19.77	8.94	2.64[3]		1.88[3]		4.13[3]

Ratios and supplemental data

Net assets, end of period (in millions)	$5	$8	$13		$18		$7

Ratio of net expenses to average net assets (%)	0.90	0.90	0.85		0.84		0.84	[5]

Ratio of gross expenses to average net assets (%)	0.90	0.90	0.90	[4]	0.87	[4]	0.88	[4]

Ratio of net investment income to average net assets (%)	0.43	0.94	0.30		0.43		0.54

Portfolio turnover (%)	15	16	28		34		27

1	Based on the average of the shares outstanding.

2	Assumes dividend reinvestment and does not reflect the effect of sales charges.

3	Total returns would have been lower had certain expenses not been reduced during the periods shown.

4	Does not take into consideration expense reductions during the periods shown.

5	Includes transfer agent fee earned credits of less than 0.01% to average net assets.

U.S. Global Leaders Growth Fund – Fund details

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 Your account

Who can buy shares

Class I shares are offered without any sales charge to certain types of investors, as noted below, if they also meet the minimum initial investment requirement for purchases of Class I shares — See “Opening an account”:

•	Retirement and other benefit plans

•	Endowment funds and foundations

•	Any state, county or city, or its instrumentality, department, authority or agency

•	Accounts registered to insurance companies, trust companies and bank trust departments

•	Investment companies both affiliated and not affiliated with the adviser

•	Investors who participate in fee-based, wrap and other investment platform programs

•	Any entity that is considered a corporation for tax purposes

•	Fund trustees and other individuals who are affiliated with this fund or other John Hancock funds

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible, by referring to “Who can buy shares” above.

3	Determine how much you want to invest. The minimum initial investment is $250,000. The minimum initial investment requirement may be waived, in the fund’s sole discretion, for investors in certain fee-based, wrap or other investment platform programs that do not require the fund to pay any type of administrative payments per shareholder account to any third party. The fund may waive the minimum initial investment for other categories of investors at its discretion. There are no minimum investment requirements for subsequent purchases to existing accounts.

4	All shareholders must complete the account application, carefully following the instructions. If you have any questions, contact your financial representative or call Signature Services at 1-888-972-8696.

5	Make your initial investment using the table on the next page.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account, such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in our efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the investment adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the fund.

U.S. Global Leaders Growth Fund – Your account

7

Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Deliver the check and your completed application to your financial representative or mail them to Signature Services (address below).

• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• If your account statement has a detachable investment slip, please complete in its entirety. If no slip is available, include a note specifying the fund name(s), the share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Customer Service to request an exchange.	• Call your financial representative or Customer Service to request an exchange. • You may only exchange Class I shares for other Class I shares or Money Market Class A shares.

By wire
• Deliver your completed application to your financial representative or mail it to Signature Services.

• Obtain account number by calling your financial representative or Customer Service.

• Obtain wiring instructions by calling Customer Service.

• Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Customer Service.

• Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By phone
See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the ACH system.

• Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

• Call EASI-Line for automated service.

• Call Customer Service between 8:30 a.m. and 5:00 p.m., Eastern Time on most business days.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

U.S. Global Leaders Growth Fund – Your account

8

Selling shares

To sell some or all of your shares

By letter
• Accounts of any type. • Sales of any amount.
• Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the fund’s name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required (see next page).

• Mail the materials to Signature Services.

• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

• Certain requests will require a Medallion signature guarantee. Please refer to “Selling shares in writing” on the next page.

By phone
• Amounts up to $100,000. • Most accounts.
• Redemption proceeds of up to $100,000 may be sent by wire or by check. A check will be mailed to the exact name(s) and address on the account.

• To place your request with a representative at John Hancock Funds, call Customer Service between 8:30 a.m. and 5:00 p.m., Eastern Time on most business days or your financial representative.

Amounts up to $5 million
• Available to the following types of accounts: custodial held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts).

• Redemption proceeds exceeding $100,000 must be wired to your designated bank account.

• Redemption proceeds exceeding $100,000 and sent by check will require a letter of instruction with a Medallion signature guarantee. Please refer to “Selling shares in writing” on the next page.

By wire or electronic funds transfer (EFT)
• Requests by letter to sell any amount. • Qualified requests by phone to sell up to $5 million (accounts with telephone redemption privileges).
• To verify that the Internet or telephone redemption privilege is in place on an account or to request the form to add it to an existing account, call Customer Service.

• Amounts of $5 million or more will be wired the next business day.

• Amounts up to $100,000 may be sent by EFT or by check. Funds from EFT transactions are generally available by the second business day. Your bank may charge you a fee for this service.

By exchange
• Accounts of any type. • Sales of any amount.
• Obtain a current prospectus for the fund into which you are exchanging by calling your financial representative or Customer Service.

• You may only exchange Class I shares for other Class I shares or Money Market Fund Class A shares.

• Call your financial representative or Customer Service to request an exchange.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

U.S. Global Leaders Growth Fund – Your account

9

Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares and are requesting payment by check;

•	you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowment and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts); or

•	you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your Medallion signature guarantee from a member of the Signature Guarantee Medallion Program. Most broker-dealers, banks, credit unions and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
• Letter of instruction.

• On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.

• Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts
• Letter of instruction.

• Corporate business/organization resolution, certified within the past 12 months, or a John Hancock funds business/organization certification form.

• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

• Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts
• Letter of instruction.

• On the letter, the signature(s) of the trustee(s).

• Copy of the trust document, certified within the past 12 months, or a John Hancock funds trust certification form.

• Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s)	• Letter of instruction signed by surviving tenant. • Copy of death certificate. • Medallion signature guarantee, if applicable (see above). • Inheritance tax waiver (if applicable).

Executors of shareholder estates
• Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion signature guarantee, if applicable (see above).

• Inheritance tax waiver (if applicable).

Administrators, conservators, guardians and other sellers or account types not listed above	• Call the Customer Service telephone number below for instructions.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

U.S. Global Leaders Growth Fund – Your account

10

Transaction policies

Valuation of shares

The NAV per share for each class of the fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern Time). The fund generally values its portfolio of equity securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the adviser to be unreliable, the fund may use a security’s fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by the fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by the fund may cause the NAV of its shares to differ from the net asset value that would be calculated only using market prices. The adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by the fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances the fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by the fund may trade on U.S. holidays and weekends, even though the fund’s shares will not be priced on those days. This may change the fund’s NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The fund’s value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges

You may exchange Class I shares for shares of any other John Hancock Class I shares fund or Money Market Fund Class A shares. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back to Class I.

Under certain circumstances, an investor who purchases Class I shares in the fund pursuant to a fee-based, wrap or other investment platform program of certain firms as determined by the fund may be afforded an opportunity to make a conversion of Class A shares owned by the investor in the same fund to Class I shares of that fund. Conversion of Class A shares to Class I shares of the same fund in these particular circumstances does not cause the investor to realize taxable gain or loss. For further details, see “Tax Status” in the SAI for information regarding taxation upon the redemption or exchange of shares of the fund.

The fund may change or cancel its exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional services and programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the fund or its agent determines that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agent in its sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The fund’s board of trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

U.S. Global Leaders Growth Fund – Your account

11

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the board of trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock Funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that it is advantageous to shareholders and does not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to them at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries, such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agent is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Any frequent trading strategies may interfere with efficient management of the fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

John Hancock Funds, LLC is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply name, residential address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

Certificated shares

The fund no longer issues share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning

U.S. Global Leaders Growth Fund – Your account

12

the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment) that affects your account balance

•	after any changes of name or address of the registered owner(s)

•	in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends

The fund generally distributes most or all of its net earnings annually in the form of dividends. The fund generally declares and pays income dividends annually. Capital gains, if any, are distributed annually, typically after the end of the fund’s fiscal year.

Dividend reinvestments

Dividends will be reinvested automatically in additional shares of the same fund on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of $10 or more mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short term or long term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Additional investor services

Fund securities

The fund’s portfolio securities disclosure policy can be found in the SAI and on the fund’s Web site at www.jhfunds.com. The fund’s Web site also lists fund holdings. Portfolio holding information is posted on the fund’s Web site each month on a one-month lag and is available on the fund’s Web site until the fund files its next Form N-CSR or Form N-Q with the SEC. Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the fund’s Web site.

U.S. Global Leaders Growth Fund – Your account

13

For more information

Two documents are available with further information on the fund:

Annual/Semiannual Report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund. The fund’s SAI includes a summary of the fund’s policy regarding disclosure of its portfolio holdings as well as legal and regulatory matters. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By EASI-Line: 1-800-597-1897

By phone: 1-888-972-8696

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required):	publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room, call 1-202-551-8090

For further information on this or any John Hancock fund or service, call 1-888-972-8696 or go to www.jhfunds.com.

©2008 John Hancock Funds, LLC    26IPN 5/08    SEC file number: 811-1677

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock

MUTUAL FUNDS

John Hancock International Classic Value Fund

CLASS I SHARES

Prospectus
5–1–08

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock International Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	International Classic Value Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

4	Risks of investing

5	Who’s who

6	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

7	Who can buy shares

7	Opening an account

8	Buying shares

9	Selling shares

11	Transaction policies

13	Dividends and account policies

13	Additional investor services

For more information See back cover

 Fund summary

John Hancock
International Classic Value Fund

Day-to-day investment management: Pzena Investment Management, LLC

Class / Ticker     I JHFDX

Goal and strategy

The fund seeks long term growth or capital appreciation.

To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of foreign companies of any size. Equity securities include common and preferred stocks and their equivalents. The fund may invest up to 10% of assets in securities of issuers located in emerging markets as classified by Morgan Stanley Capital International (MSCI). Under normal circumstances the fund will invest in at least six countries throughout the world. The fund is non-diversified and may invest more than 5% of assets in securities of individual companies.

In managing the fund, the subadviser follows a classic “deep value” strategy. It seeks to identify companies it believes are undervalued on the basis of current price to an estimated normal level of earnings, and constructs a portfolio of stocks that are in the most undervalued or “deep value” portion of its universe. Companies considered for investment must have a competitive advantage, such as a superior distribution network, low cost structure or simply, tangible assets. Companies in the portfolio also must have a sound plan to restore earnings and cash flow to normal over the long run in the opinion of the subadviser.

In choosing individual securities, the subadviser generally screens a universe of the 1,500 largest companies located outside the United States. Using fundamental research and proprietary computer models, the subadviser ranks these companies from the least to the most expensive on the basis of current share price to normal long-term earning power. The subadviser considers investing only in the cheapest companies of the universe, and systematically rules out companies whose share price is not among the most attractive. Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities or there is a change in company fundamentals.

The fund may use certain derivative instruments (investments whose value is based on indexes, securities or currencies), such as options, futures, forwards and swaps. In abnormal conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goals. The fund may trade securities actively, which could increase its trading costs (thus lowering performance) and increase your taxable distributions.

Main risks

The value of your investment will fluctuate in response to stock market movements.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social instability and political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

The fund’s management strategy has a significant influence on fund performance. If the fund invests in countries or regions that experience economic downturns, performance could suffer. In addition, if certain investments or industries do not perform as expected, or if the subadviser’s security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

•	If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

•	Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.

•	In a down market, emerging market securities, other higher-risk securities and derivatives could become harder to value or to sell at a fair price.

•	Certain derivatives could produce disproportionate losses.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in this fund.

International Classic Value Fund – Fund summary

2

Past performance

Calendar year total returns – Class I (%)

Best quarter: Q2 ’07, 3.98 Worst quarter: Q4 ’07, –8.27

2007
–7.85

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		2-28-06

Class I before tax	–7.85	1.47

After tax on distributions	–8.90	0.68

After tax on distributions, with sale	–4.89	0.86

MSCI EAFE Net Total Return Index	11.17	16.60

Calendar year total returns

They are shown only for Class I and would be different for other classes. How a fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

Performance of a broad-based index is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class I and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI EAFE Net Total Return Index, an unmanaged index of freely traded stocks of foreign companies. Returns are calculated and presented net of withholding tax.

Investor costs

Annual operating expenses (%)	Class I

Management fee	1.05

Other expenses	0.66

Total fund operating expenses	1.71

Contractual expense reimbursement[1]	0.55

Net fund operating expenses	1.16

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames is provided below. The example assumes a 5% average annual return and the reinvestment of all dividends and contractual reimbursement. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expense example ($)	Class I

1 Year	118

3 Years	485

5 Years	877

10 Years	1,974

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	The adviser has contractually agreed to reimburse the fund for certain fund expenses (excluding transfer agent fees, 12b-1 fees, brokerage commissions, interest, and other extraordinary expenses not incurred in the ordinary course of the fund’s business) that exceed 1.11% of the fund’s average net assets. This expense reimbursement shall continue in effect until April 30, 2009.

International Classic Value Fund – Fund summary

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Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Main risks

Derivatives risk

The risks associated with derivatives vary widely, depending on the type of derivative involved and the way it is being used by the fund. With derivatives that create leverage, the fund could lose more money than it paid for the derivative. With some derivatives, the maximum loss is theoretically unlimited. When the fund uses a derivative for speculative purposes, the derivative could erode existing gains or add to existing losses. When the fund uses a derivative to cancel out other risks (hedging), that derivative can have the effect of lowering the fund’s overall risk. However, to the extent that the derivative does not serve as a perfect hedge, it can add to the fund’s overall risk. Because a derivative is a contract, there is also the risk that the counterparty may fail to honor its contractual responsibilities. If this happens, the fund could lose both the cost of the derivative and any benefit the derivative would have provided.

Foreign investment risk

Prices of foreign securities may change more rapidly and extremely than those of their U.S. counterparts. By U.S. standards, many foreign securities markets are comparatively small, new and lightly regulated, and they may be more heavily influenced by the actions of large investors. Foreign securities markets may have different reporting and accounting standards (which can mean less complete or less reliable information about securities), weak legal and enforcement systems, additional rules for investors from outside their countries, and higher taxes and business costs. Foreign countries may have greater risk of social, economic and political instability (including the risk of war), and greater risk of major shifts in government policy (including the risk of nationalization, which would render a stock worthless). Foreign investments are also subject to currency risk. Changes in the exchange rate with the U.S. dollar could erode investment gains or widen investment losses for the fund. The risks of foreign investing tend to be greater in emerging markets than in countries with larger and more established economies, markets and governments.

Issuer risk

Because the fund is non-diversified, it may invest heavily in particular issuers. To the extent that the fund does this, it will become more sensitive to the specific risks associated with those issuers. This can make the fund’s share price more volatile and can increase the risk that the fund will significantly underperform similar funds and its benchmark index.

Management risk

A strategy used by the fund management team may fail to produce the intended result. For example, the team may be inaccurate in its assessments of securities, issuers or relative values of certain types of securities, or in its expectations about market trends, economic trends, interest rate trends or other factors. To the extent that the team invests fund assets in securities that are not in the fund’s benchmark index, there is a greater risk that the fund’s performance will deviate from that of its benchmark.

Small and medium company risk

Stocks of small and medium companies tend to be more volatile than those of large companies, and may underperform stocks of large size companies over any given period of time. Stock investing risk and liquidity risk may be greater for securities of small and medium companies as compared to mid-cap or large-cap companies. Small-and medium-cap companies may have limited product lines or markets, less access to financial resources or less operating experience, or may depend on a few key employees. Stocks of small and medium companies may not be widely known to investors and may be thinly traded or may trade only in certain markets, making it difficult to buy or sell them in large volume.

Stock investing risk

The value of your investment will go up and down in response to stock market movements. Stock prices typically change every day that stock markets are open. The performance of any given stock, group of stocks or the market as a whole may be negative when measured over any particular period, short or long. Because the fund invests for the long term and does not attempt to time the market, it may remain invested in stocks even during long periods of negative performance. Numerous factors can cause stock prices to fall, ranging from a decline in the financial health of the issuing company to a decline in investor sentiment generally. Stocks may decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs or overseas competition. The stock market as a whole may decline due to general factors, such as real or perceived adverse economic conditions, significant events, changes in the general outlook for corporate earnings, or changes in interest or currency rates. If an individual company goes out of business, the company’s bond holders have first claim on any remaining assets, which in practice generally means that the company’s stock becomes worthless.

Additional risk

Liquidity risk

To the extent that a security is difficult to sell (whether because the security cannot be traded publicly or because of unusual market conditions), the fund may either be forced to accept a lower price for it or may have to continue to hold it. Either outcome could hurt fund performance.

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Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The trustees have the power to change investment goals without shareholder approval. The trustees also have the power to change the focus of fund’s 80% investment policy without shareholder approval. The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Founded in 1968, John Hancock Advisers, LLC is a wholly owned subsidiary of John Hancock Financial Services, Inc., which in turn is a subsidiary of Manulife Financial Corporation. As of December 31, 2007, John Hancock Advisers, LLC managed approximately $30 billion in assets.

The fund relies on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to a fund) or to change a subadvisory fee of a subadviser without the approval of the shareholders.

Management fee

During its most recent full fiscal year, the fund paid the investment adviser a management fee consisting of 0.50% of net assets after reimbursement. Out of this fee, the investment adviser in turn paid the fees of the subadviser and certain other service providers. The fee was approved by the board of trustees. The basis for its approval of this fee, and of the investment advisory and subadvisory agreements overall, is discussed in the fund’s December 31, 2007, annual report.

Subadviser

Handles the fund’s day-to-day portfolio management.

Pzena Investment Management, LLC (PIM)
120 West 45th Street
New York, NY 10036

•	Founded in 1995, currently manages more than $23 billion (as of 12-31-07)

•	Supervised by the adviser, John Hancock Advisers, LLC

Below are brief biographical profiles of the leaders of the fund’s investment management team, in alphabetical order. These managers share portfolio management responsibilities. For more about these individuals, including information about their compensation, other accounts they manage and any investments they may have in the fund, see the SAI.

John P. Goetz

•	Managed fund since inception

•	Managing principal (since 1997) and co-chief investment officer (since 2005) Pzena Investment Management, LLC

•	Director of research, Pzena Investment Management, LLC (1996–2005)

•	Began business career in 1979

A. Rama Krishna, CFA

•	Managed fund since inception

•	Managing principal and portfolio manager, Pzena Investment Management, LLC (since 2003)

•	Chief investment officer and other positions, Citigroup Asset Management (1998–2003)

•	Began business career in 1987

Michael D. Peterson

•	Managed fund since inception

•	Principal and portfolio manager (since 1998), co-director of research (since 2008), director of research (2005-2007), Pzena Investment Management, LLC

•	Began business career in 1992

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s NAV.

The Bank of New York
One Wall Street
New York, NY 10286

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends, and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

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Financial highlights

These tables detail the performance of each share class, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

Class I Shares

Per share operating performance	period ended 12-31-06[1]		12-31-07

Net asset value, beginning of period	$10.00		$11.05

Net investment income[2]	0.06		0.15

Net realized and unrealized gain (loss) on investments	1.09		(1.01)

Total from investment operations	1.15		(0.86)

Less distributions

From net investment income	(0.04)		(0.15)

From net realized gain	(0.06)		(0.25)

	(0.10)		(0.40)

Net asset value, end of period	$11.05		$9.79

Total return[3,4] (%)	11.48	[5]	(7.85)

Ratios and supplemental data

Net assets, end of period (in millions)	$2		$4

Ratio of net expenses to average net assets (%)	1.17	[6]	1.16 [7]

Ratio of gross expenses to average net assets[8] (%)	2.32	[6]	1.71

Ratio of net investment income to average net assets (%)	0.70	[6]	1.41

Portfolio turnover (%)	20	[5]	53

1	Beginning of operations from 2-28-06 to 12-31-06.

2	Based on the average of the shares outstanding.

3	Assumes dividend reinvestment and does not reflect the effect of sales charges.

4	Total returns would have been lower had certain expenses not been reduced during the periods shown.

5	Not annualized.

6	Annualized.

7	Includes transfer agent fee earned credits of less than 0.01% to average net assets.

8	Does not take into consideration expense reductions during the period shown.

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 Your account

Who can buy shares

Class I shares are offered without any sales charge to certain types of investors, as noted below, if they also meet the minimum initial investment requirement for purchases of Class I shares — See “Opening an account”:

•	Retirement and other benefit plans

•	Endowment funds and foundations

•	Any state, county or city, or its instrumentality, department, authority or agency

•	Accounts registered to insurance companies, trust companies and bank trust departments

•	Investment companies both affiliated and not affiliated with the adviser

•	Investors who participate in fee-based, wrap and other investment platform programs

•	Any entity that is considered a corporation for tax purposes

•	Fund trustees and other individuals who are affiliated with this fund or other John Hancock funds

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible, by referring to “Who can buy shares” above.

3	Determine how much you want to invest. The minimum initial investment is $250,000. The minimum initial investment requirement may be waived, in the fund’s sole discretion, for investors in certain fee-based, wrap or other investment platform programs that do not require the fund to pay any type of administrative payments per shareholder account to any third party. The fund may waive the minimum initial investment for other categories of investors at its discretion. There are no minimum investment requirements for subsequent purchases to existing accounts.

4	All shareholders must complete the account application, carefully following the instructions. If you have any questions, contact your financial representative or call Signature Services at 1-888-972-8696.

5	Make your initial investment using the table on the next page.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in our efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the investment adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the fund.

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Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Deliver the check and your completed application to your financial representative or mail them to Signature Services (address below).

• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• If your account statement has a detachable investment slip, please complete in its entirety. If no slip is available, include a note specifying the fund name(s), the share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Customer Service to request an exchange.	• Call your financial representative or Customer Service to request an exchange. • You may only exchange Class I shares for other Class I shares or Money Market Class A shares.

By wire
• Deliver your completed application to your financial representative or mail it to Signature Services.

• Obtain account number by calling your financial representative or Customer Service.

• Obtain your wiring instructions by calling Customer Service.

• Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Customer Service.

• Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By phone
See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the ACH system.

• Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

• Call EASI-Line for automated service.

• Call Customer Service between 8:30 a.m. and 5:00 p.m., Eastern Time on most business days.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Selling shares

To sell some or all of your shares

By letter
• Accounts of any type. • Sales of any amount.
• Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the fund’s name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required (see next page).

• Mail the materials to Signature Services.

• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

• Certain requests will require a Medallion signature guarantee. Please refer to “Selling shares in writing” on the next page.

By phone
Amounts up to $100,000. • Most accounts.
• Redemption proceeds of up to $100,000 may be sent by wire or by check. A check will be mailed to the exact name(s) and address on the account.

• To place your request with a representative at John Hancock Funds, call Customer Service between 8:30 a.m. and 5:00 p.m., Eastern Time on most business days or your financial representative.

Amounts up to $5 million
• Available to the following types of accounts: custodial held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts).

• Redemption proceeds exceeding $100,000 must be wired to your designated bank account.

• Redemption proceeds exceeding $100,000 and sent by check will require a letter of instruction with a Medallion signature guarantee. Please refer to “Selling shares in writing” on the next page.

By wire or electronic funds transfer (EFT)
• Requests by letter to sell any amount. • Qualified requests by phone to sell up to $5 million (accounts with telephone redemption privileges).
• To verify that the Internet or telephone redemption privilege is in place on an account or to request the form to add it to an existing account, call Customer Service.

• Amounts of $5 million or more will be wired the next business day.

• Amounts up to $100,000 may be sent by EFT or by check. Funds from EFT transactions are generally available by the second business day. Your bank may charge you a fee for this service.

By exchange
• Accounts of any type. • Sales of any amount.
• Obtain a current prospectus for the fund into which you are exchanging by calling your financial representative or Customer Service.

• You may only exchange Class I shares for other Class I shares or Money Market Fund Class A shares.

• Call your financial representative or Customer Service to request an exchange.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares and are requesting payment by check;

•	you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowment and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts); or

•	you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your Medallion signature guarantee from a member of the Signature Guarantee Medallion Program. Most broker-dealers, banks, credit unions and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
• Letter of instruction.

• On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.

• Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts
• Letter of instruction.

• Corporate business/organization resolution, certified within the past 12 months, or a John Hancock funds business/organization certification form.

• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

• Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts
• Letter of instruction.

• On the letter, the signature(s) of the trustee(s).

• Copy of the trust document, certified within the past 12 months, or a John Hancock funds trust certification form.

• Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s)	• Letter of instruction signed by surviving tenant. • Copy of death certificate.
• Medallion signature guarantee, if applicable (see above). • Inheritance tax waiver (if applicable).

Executors of shareholder estates
• Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion signature guarantee, if applicable (see above).

• Inheritance tax waiver (if applicable).

Administrators, conservators, guardians and other sellers or account types not listed above	• Call the Customer Service telephone number below for instructions.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Transaction policies

Valuation of shares

The NAV per share for each class of the fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern Time). The fund generally values its portfolio of equity securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the adviser to be unreliable, the fund may use a security’s fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by the fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by the fund may cause the NAV of its shares to differ from the net asset value that would be calculated only using market prices. The adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by the fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances the fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by the fund may trade on U.S. holidays and weekends, even though the fund’s shares will not be priced on those days. This may change the fund’s NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The fund values debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges

You may exchange Class I shares for shares of any other John Hancock Class I shares fund or Money Market Fund Class A shares. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back to Class I.

Under certain circumstances, an investor who purchases Class I shares in the fund pursuant to a fee-based, wrap or other investment platform program of certain firms as determined by the fund may be afforded an opportunity to make a conversion of Class A shares owned by the investor in the same fund to Class I shares of that fund. Conversion of Class A shares to Class I shares of the same fund in these particular circumstances does not cause the investor to realize taxable gain or loss. For further details, see “Tax status” in the SAI for information regarding taxation upon the redemption or exchange of shares of the fund.

The fund may change or cancel its exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional services and programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the fund or its agent determines that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agent in its sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The fund’s board of trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

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Limitation on exchange activity

Pursuant to the policies and procedures adopted by the board of trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock Funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that it is advantageous to shareholders and does not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to them at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries, such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agent is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Any frequent trading strategies may interfere with efficient management of the fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

John Hancock Funds, LLC is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful,

International Classic Value Fund – Your account

12

John Hancock Funds, LLC may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

Certificated shares

The fund no longer issues share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment) that affects your account balance

•	after any changes of name or address of the registered owner(s)

•	in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends

The fund generally distributes most or all of its net earnings annually in the form of dividends. The fund generally declares and pays income dividends annually. Capital gains, if any, are distributed annually, typically after the end of the fund’s fiscal year.

Dividend reinvestments

Dividends will be reinvested automatically in additional shares of the same fund on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of $10 or more mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short term or long term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Additional investor services

Fund securities

The fund’s portfolio securities disclosure policy can be found in the SAI and on the fund’s Web site at www.jhfunds.com. The fund’s Web site also lists fund holdings. Portfolio holding information is posted on the fund’s Web site each month on a one-month lag and is available on the fund’s Web site until the fund files its next Form N-CSR or Form N-Q with the SEC. Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the fund’s Web site.

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For more information

Two documents are available with further information on the fund:

Annual/Semiannual Report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund. The fund’s SAI includes a summary of the fund’s policy regarding disclosure of its portfolio holdings as well as legal and regulatory matters. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By EASI-Line: 1-800-597-1897

By phone: 1-888-972-8696

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room, call 1-202-551-8090.

For further information on this or any John Hancock fund or service, call 1-888-972-8696 or go to www.jhfunds.com.

©2008 John Hancock Funds, LLC    19IPN 5/08    SEC file number: 811-1677

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock MUTUAL FUNDS

John Hancock
Classic Value Fund II

CLASS NAV SHARES

Prospectus
5-1-08

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock Equity Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	Classic Value Fund II

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

4	Risks of investing

5	Who’s who

6	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

7	Who can buy shares

7	Opening an account

7	Transaction policies

9	Dividends and account policies

9	Additional investor services

For more information See back cover

 Fund summary

John Hancock
Classic Value Fund II

Day-to-day investment management: Pzena Investment Management, LLC

Class / Ticker     NAV JHNAX

Goal and strategy

The fund seeks long-term growth of capital.

To pursue this goal, the fund normally invests at least 80% of its net assets in domestic equity securities.

In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the Standard & Poor’s 500 Index.

In choosing domestic securities, the subadviser screens a dynamic universe of the 400 largest publicly traded U.S. companies. (As of December 31, 2007, this included companies with market values above approximately $8.3 billion.) Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser’s estimate of long-term earnings power.

The subadviser’s management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:

•	cheap on the basis of current price to estimated normal level of earnings

•	current earnings below normal levels

•	a sound plan to restore earnings to normal

•	a sustainable business advantage

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund’s portfolio avoids the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities or there is a change in company fundamentals.

Under normal market conditions, the fund is almost entirely invested in stocks. The fund may invest in securities of foreign issuers.

In abnormal market conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

Main risks

The value of your investment will fluctuate in response to stock market movements.

The fund’s management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. The fund focuses on value stocks, which could underperform growth stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the subadviser’s security selection strategies do not perform as expected, the fund could underperform its peers or lose money.
To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

•	In a down market, higher-risk securities could become harder to value or to sell at a fair price.

•	Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information, and social or political instability.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in this fund.

Classic Value Fund II – Fund summary

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Past performance

Since Class NAV shares have no operational history, annual returns for Class I have been provided. Total expenses for Class NAV should be lower than those of Class I shares.

Calendar year total returns – Class I (%)

Best quarter: Q2 ’07, 6.69 Worst quarter: Q4 ’07, −12.86

2007
−13.63

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		7-7-06

Class I before tax	−13.63	−0.75

After tax on distributions	−14.13	−1.26

After tax on distributions, with sale	−8.84	−0.91

Russell 1000 Value Index	−0.17	9.29

Calendar year total returns

They are shown only for Class I and would be different for other classes. How a fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance (before and after tax) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

Performance of a broad-based index is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class I and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Value Index, an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with low price-to-book ratios.

Investor costs

Annual operating expenses (%)	Class NAV

Management fee	0.80

Other expenses	0.09

Total fund operating expenses	0.89

Contractual expense reimbursement[1]	0.00

Net fund operating expenses	0.89

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames is provided below. The example assumes a 5% average annual return and the reinvestment of all dividends and contractual reimbursement. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expense example ($)	Class NAV

1 Year	91

3 Years	284

5 Years	493

10 Years	1,096

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	The adviser has contractually agreed to reimburse the fund for certain fund expenses (excluding transfer agent fees, 12b-1 fees, brokerage commissions, interest and other extraordinary expenses not incurred in the ordinary course of the fund’s business) that exceed 0.89% of the fund’s average net assets. This expense reimbursement shall continue in effect until April 30, 2009.

Classic Value Fund II – Fund summary

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 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Main risks

Foreign investment risk

Prices of foreign securities may change more rapidly and extremely than those of their U.S. counterparts. By U.S. standards, many foreign securities markets are comparatively small, new and lightly regulated, and they may be more heavily influenced by the actions of large investors. Foreign securities markets may have different reporting and accounting standards (which can mean less complete or less reliable information about securities), weak legal and enforcement systems, additional rules for investors from outside their countries, and higher taxes and business costs. Foreign countries may have greater risk of social, economic and political instability (including the risk of war), and greater risk of major shifts in government policy (including the risk of nationalization, which would render a stock worthless). Foreign investments are also subject to currency risk. Changes in the exchange rate with the U.S. dollar could erode investment gains or widen investment losses for the fund. The risks of foreign investing tend to be greater in emerging markets than in countries with larger and more established economies, markets and governments.

Management risk

A strategy used by the fund management team may fail to produce the intended result. For example, the team may be inaccurate in its assessments of securities, issuers or relative values of certain types of securities, or in its expectations about market trends, economic trends, interest rate trends or other factors. To the extent that the team invests fund assets in securities that are not in the fund’s benchmark index, there is a greater risk that the fund’s performance will deviate from that of its benchmark.

Stock investing risk

The value of your investment will go up and down in response to stock market movements. Stock prices typically change every day that stock markets are open. The performance of any given stock, group of stocks or the market as a whole may be negative when measured over any particular period, short or long. Because the fund invests for the long term and does not attempt to time the market, it may remain invested in stocks even during long periods of negative performance.

Numerous factors can cause stock prices to fall, ranging from a decline in the financial health of the issuing company to a decline in investor sentiment generally. Stocks may decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs or overseas competition. The stock market as a whole may decline due to general factors, such as real or perceived adverse economic conditions, significant events, changes in the general outlook for corporate earnings, or changes in interest or currency rates. If an individual company goes out of business, the company’s bond holders have first claim on any remaining assets, which in practice generally means that the company’s stock becomes worthless.

Additional risk

Liquidity risk

To the extent that a security is difficult to sell (whether because the security cannot be traded publicly or because of unusual market conditions), the fund may either be forced to accept a lower price for it or may have to continue to hold it. Either outcome could hurt fund performance.

Classic Value Fund II – Fund details

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Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The trustees have the power to change investment goals without shareholder approval. The trustees also have the power to change the focus of fund’s 80% investment policy without shareholder approval.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Founded in 1968, John Hancock Advisers, LLC is a wholly owned subsidiary of John Hancock Financial Services, Inc., which in turn is a subsidiary of Manulife Financial Corporation. As of December 31, 2007, John Hancock Advisers, LLC managed approximately $30 billion in assets.

The fund relies on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to a fund) or to change a subadvisory fee of a subadviser without the approval of the shareholders.

Management fee

During its most recent full fiscal year, the fund paid the investment adviser a management fee consisting of 0.72% of net assets after reimbursement. Out of this fee, the investment adviser in turn paid the fees of the subadviser and certain other service providers. The fee was approved by the board of trustees. The basis for its approval of this fee, and of the investment advisory and subadvisory agreements overall, is discussed in the fund’s December 31, 2007 annual report.

Subadviser

Handles the fund’s day-to-day portfolio management.

Pzena Investment Management, LLC (PIM)
120 West 45th Street
New York, NY 10036

•	Founded in 1995, currently manages more than $23 billion (as of 12-31-07)

•	Supervised by the adviser, John Hancock Advisers, LLC

Below are brief biographical profiles of the leaders of the fund’s investment management team, in alphabetical order. These managers share portfolio management responsibilities. For more about these individuals, including information about their compensation, other accounts they manage and any investments they may have in the fund, see the SAI.

Antonio DeSpirito III

•	Managed fund since inception

•	Principal and portfolio manager, Pzena Investment Management, LLC (since 1996)

•	Began business career in 1993

John P. Goetz

•	Managed fund since inception

•	Managing principal (since 1997) and co-chief investment officer (since 2005), Pzena Investment Management, LLC

•	Director of research, Pzena Investment Management, LLC (1996–2005)

•	Began business career in 1979

Richard S. Pzena

•	Managed fund since inception

•	Founder, managing principal and chief executive officer (since 1995)

•	Co-chief investment officer (since 2005), Pzena Investment Management, LLC

•	Began business career in 1980

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

The Bank of New York
One Wall Street
New York, NY 10286

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends, and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Classic Value Fund II – Fund details

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Financial highlights

These tables detail the performance of each share class, including total return information showing how much an investment in the fund has increased or decreased each year. Since Class NAV shares have no operational history, financial highlights have been provided for Class I shares, which are offered in a separate prospectus. Figures were audited by PricewaterhouseCoopers LLP.

Class I Shares

Per share operating performance	period ended 12-31-06[1]		12-31-07

Net asset value, beginning of period	$10.00		$11.39

Net investment income[2]	0.04		0.16

Net realized and unrealized gain (loss) on investments	1.41		(1.71)

Total from investment operations	1.45		(1.55)

Less distributions

From net investment income	(0.03)		(0.15)

From net realized gain	(0.03)		(0.02)

	(0.06)		(0.17)

Net asset value, end of period	$11.39		$9.67

Total return[3] (%)	14.50	[4,5]	(13.63)[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$4		$15

Ratio of net expenses to average net assets (%)	0.94	[6]	0.94 [8]

Ratio of gross expenses to average net assets (%)	1.88	[6,7]	0.94

Ratio of net investment income to average net assets (%)	0.74	[6]	1.41

Portfolio turnover (%)	12	[5]	52

1	Beginning of operations from 7-7-06 to 12-31-06.

2	Based on the average of the shares outstanding.

3	Assumes dividend reinvestment and does not reflect the effect of sales charges.

4	Total returns would have been lower had certain expenses not been reduced during the periods shown.

5	Not annualized.

6	Annualized.

7	Does not take into consideration expense reductions during the periods shown.

8	Includes transfer agent fee earned credits of less than 0.01% to average net assets.

Classic Value Fund II – Fund details

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 Your account

Who can buy shares

Class NAV shares are available to certain types of investors as noted below:

•	Class NAV shares are sold to certain affiliated funds, each of which is a fund of funds that invests in various other funds of JHF II and JHF III. Class NAV shares are also sold to retirement plans and to certain institutional investors, including the Education Trust of Alaska, the issuer of interest in the John Hancock Freedom 529 plan.

Class NAV Cost Structure

•	No sales charges

•	No distribution and service (Rule 12b-1) fees

Other share classes of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible, referring to “Who can buy shares” above.

3	Permitted entities generally may open an account and purchase Class NAV shares, as the case may be, by contacting any broker, dealer or other financial service firm authorized to sell Class NAV shares of the fund. There is no minimum initial investment for Class NAV shares.

Transaction policies

Valuation of shares

The NAV per share for the fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time). The fund generally values its portfolio of equity securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the adviser to be unreliable, the fund may use a security’s fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by the fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its NAV. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances the fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by the fund may trade on U.S. holidays and weekends, even though the fund’s shares will not be priced on those days. This may change the fund’s NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The fund’s value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the funds or its agent determines that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund

Classic Value Fund II – Your account

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reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAVs at the conclusion of the delay period. The fund, through its agent in its sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The fund’s board of trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the board of trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock Funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that it is advantageous to shareholders and does not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to them at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries, such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agent is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Any frequent trading strategies may interfere with efficient management of the fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

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Account information

John Hancock Funds, LLC is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

Certificated shares

The fund no longer issues share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment) that affects your account balance

•	after any changes of name or address of the registered owner(s)

•	in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends

The fund generally distributes most or all of its net earnings annually in the form of dividends. The fund generally declares and pays income dividends annually. Capital gains, if any, are distributed annually, typically after the end of the fund’s fiscal year.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested automatically in additional shares of the same fund on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of $10 or more mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short term or long term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Additional investor services

Fund securities

The fund’s portfolio securities disclosure policy can be found in the SAI and on the fund’s Web site at www.jhfunds.com. The fund’s Web site also lists fund holdings. Portfolio holding information is posted on the fund’s Web site each month on a one-month lag and is available on the fund’s Web site until the fund files its next Form N-CSR or Form N-Q with the SEC. Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the fund’s Web site.

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For more information

Two documents are available with further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund. The fund’s SAI includes a summary of the fund’s policy regarding disclosure of its portfolio holdings as well as legal and regulatory matters. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Classic Value Fund II 601 Congress Street Boston, MA 02210-2805

By phone: 1-800-344-1029

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090.

©2008 John Hancock Funds, LLC    35NPN 5/08    SEC file number: 811-1677

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	International Classic Value Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

4	Risks of investing

5	Who’s who

6	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

7	Who can buy shares

7	Opening an account

7	Transaction policies

9	Dividends and account policies

9	Additional investor services

For more information See back cover

 Fund summary

John Hancock
International Classic Value Fund

Day-to-day investment management: Pzena Investment Management, LLC

Class / Ticker     NAV JICNX

Goal and strategy

The fund seeks long-term growth of capital.

To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of foreign companies of any size. Equity securities include common and preferred stocks and their equivalents. The fund may invest up to 10% of assets in securities of issuers located in emerging markets as classified by Morgan Stanley Capital International (MSCI). Under normal circumstances the fund will invest in at least six countries throughout the world. The fund is non-diversified and may invest more than 5% of assets in securities of individual companies.

In managing the fund, the subadviser follows a classic “deep value” strategy. It seeks to identify companies it believes are undervalued on the basis of current price to an estimated normal level of earnings, and constructs a portfolio of stocks that are in the most undervalued or “deep value” portion of its universe. Companies considered for investment must have a competitive advantage such as a superior distribution network, low cost structure or simply, tangible assets. Companies in the portfolio also must have a sound plan to restore earnings and cash flow to normal over the long run in the opinion of the subadviser.

In choosing individual securities, the subadviser generally screens a universe of the 1,500 largest companies located outside the United States. Using fundamental research and proprietary computer models, the subadviser ranks these companies from the least to the most expensive on the basis of current share price to normal long-term earning power. The subadviser considers investing only in the cheapest companies of the universe, and systematically rules out companies whose share price is not among the most attractive.

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities, or there is a change in company fundamentals.

The fund may use certain derivative instruments (investments whose value is based on indexes, securities or currencies), such as options, futures, forwards and swaps. In abnormal conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goals. The fund may trade securities actively, which could increase its trading costs (thus lowering performance) and increase your taxable distributions.

Main risks

The value of your investment will fluctuate in response to stock market movements.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social instability and political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

The fund’s management strategy has a significant influence on fund performance. If the fund invests in countries or regions that experience economic downturns, performance could suffer. In addition, if certain investments or industries do not perform as expected, or if the subadviser’s security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

•	If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

•	Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.

•	In a down market, emerging market securities, other higher-risk securities and derivatives could become harder to value or to sell at a fair price.

•	Certain derivatives could produce disproportionate losses.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in this fund.

International Classic Value Fund – Fund summary

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Past performance

Calendar year total returns – Class NAV (%)

Best quarter: Q2 ’07, 3.89 Worst quarter: Q4 ’07, –8.12

2007
−7.79

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		12-27-06

Class NAV before tax	–7.79	–7.63

After tax on distributions	–8.99	–8.81

After tax on distributions, with sale	–4.85	–7.06

MSCI EAFE Net Total Return Index	11.17	11.27

Calendar year total returns

They are shown only for Class NAV and would be different for other classes. How a fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

Performance of a broad-based index is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class NAV and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI EAFE Net Total Return Index, an unmanaged index of freely traded stocks of foreign companies. Returns are calculated and presented net of withholding tax.

Investor costs

Annual operating expenses (%)	Class NAV

Management fee	1.05

Other expenses	0.61

Total fund operating expenses	1.66

Contractual expense reimbursement[1]	0.55

Net fund operating expenses	1.11

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames is provided below. The example assumes a 5% average annual return and the reinvestment of all dividends and contractual reimbursement. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expense example ($)	Class NAV

1 Year	113

3 Years	470

5 Years	850

10 Years	1,919

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	The adviser has contractually agreed to reimburse the fund for certain fund expenses (excluding transfer agent fees, 12b-1 fees, brokerage commissions, interest, and other extraordinary expenses not incurred in the ordinary course of the fund’s business) that exceed 1.11% of the fund’s average net assets. This expense reimbursement shall continue in effect until April 30, 2009.

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 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Main risks

Derivatives risk

The risks associated with derivatives vary widely, depending on the type of derivative involved and the way it is being used by the fund. With derivatives that create leverage, the fund could lose more money than it paid for the derivative. With some derivatives, the maximum loss is theoretically unlimited. When the fund uses a derivative for speculative purposes, the derivative could erode existing gains or add to existing losses. When the fund uses a derivative to cancel out other risks (hedging), that derivative can have the effect of lowering the fund’s overall risk. However, to the extent that the derivative does not serve as a perfect hedge, it can add to the funds overall risk. Because a derivative is a contract, there is also the risk that the counterparty may fail to honor its contractual responsibilities. If this happens, the fund could lose both the cost of the derivative and any benefit the derivative would have provided.

Foreign investment risk

Prices of foreign securities may change more rapidly and extremely than those of their U.S. counterparts. By U.S. standards, many foreign securities markets are comparatively small, new and lightly regulated, and they may be more heavily influenced by the actions of large investors. Foreign securities markets may have different reporting and accounting standards (which can mean less complete or less reliable information about securities), weak legal and enforcement systems, additional rules for investors from outside their countries, and higher taxes and business costs. Foreign countries may have greater risk of social, economic and political instability (including the risk of war), and greater risk of major shifts in government policy (including the risk of nationalization, which would render a stock worthless). Foreign investments are also subject to currency risk. Changes in the exchange rate with the U.S. dollar could erode investment gains or widen investment losses for the fund. The risks of foreign investing tend to be greater in emerging markets than in countries with larger and more established economies, markets and governments.

Issuer risk

Because the fund is non-diversified, it may invest heavily in particular issuers. To the extent that the fund does this, it will become more sensitive to the specific risks associated with those issuers. This can make the fund’s share price more volatile, and can increase the risk that the fund will significantly underperform similar funds and its benchmark index.

Management risk

A strategy used by the fund management team may fail to produce the intended result. For example, the team may be inaccurate in its assessments of securities, issuers or relative values of certain types of securities, or in its expectations about market trends, economic trends, interest rate trends or other factors. To the extent that the team invests fund assets in securities that are not in the fund’s benchmark index, there is a greater risk that the fund’s performance will deviate from that of its benchmark.

Small and medium company risk

Stocks of small and medium companies tend to be more volatile than those of large companies, and may underperform stocks of large size companies over any given period of time. Stock investing risk and liquidity risk may be greater for securities of small and medium companies as compared to mid-cap or large-cap companies. Small-and medium-cap companies may have limited product lines or markets, less access to financial resources or less operating experience, or may depend on a few key employees. Stocks of small and medium companies may not be widely known to investors and may be thinly traded or may trade only in certain markets, making it difficult to buy or sell them in large volume.

Stock investing risk

The value of your investment will go up and down in response to stock market movements. Stock prices typically change every day that stock markets are open. The performance of any given stock, group of stocks or the market as a whole may be negative when measured over any particular period, short or long. Because the fund invests for the long term and does not attempt to time the market, it may remain invested in stocks even during long periods of negative performance.

Numerous factors can cause stock prices to fall, ranging from a decline in the financial health of the issuing company to a decline in investor sentiment generally. Stocks may decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs or overseas competition. The stock market as a whole may decline due to general factors, such as real or perceived adverse economic conditions, significant events, changes in the general outlook for corporate earnings, or changes in interest or currency rates. If an individual company goes out of business, the company’s bond holders have first claim on any remaining assets, which in practice generally means that the company’s stock becomes worthless.

Additional risk

Liquidity risk

To the extent that a security is difficult to sell (whether because the security cannot be traded publicly or because of unusual market conditions), the fund may either be forced to accept a lower price for it or may have to continue to hold it. Either outcome could hurt fund performance.

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Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The trustees have the power to change investment goals without shareholder approval. The trustees also have the power to change the focus of fund’s 80% investment policy without shareholder approval. The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Founded in 1968, John Hancock Advisers, LLC is a wholly owned subsidiary of John Hancock Financial Services, Inc., which in turn is a subsidiary of Manulife Financial Corporation. As of December 31, 2007, John Hancock Advisers, LLC managed approximately $30 billion in assets.

The fund relies on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to a fund) or to change a subadvisory fee of a subadviser without the approval of the shareholders.

Management fee

During its most recent full fiscal year, the fund paid the investment adviser a management fee consisting of 0.50% of net assets after reimbursement. Out of this fee, the investment adviser in turn paid the fees of the subadviser and certain other service providers. The fee was approved by the board of trustees. The basis for its approval of this fee, and of the investment advisory and subadvisory agreements overall, is discussed in the fund’s December 31, 2007 annual report.

Subadviser

Handles the fund’s day-to-day portfolio management.

Pzena Investment Management, LLC (PIM)
120 West 45th Street
New York, NY 10036

•	Founded in 1995, currently manages more than $23 billion (as of 12-31-07)

•	Supervised by the adviser, John Hancock Advisers, LLC

Below are brief biographical profiles of the leaders of the fund’s investment management team, in alphabetical order. These managers share portfolio management responsibilities. For more about these individuals, including information about their compensation, other accounts they manage and any investments they may have in the fund, see the SAI.

John P. Goetz

•	Managed fund since inception

•	Managing principal (since 1997) and co-chief investment officer (since 2005) Pzena Investment Management, LLC

•	Director of research, Pzena Investment Management, LLC (1996–2005)

•	Began business career in 1979

A. Rama Krishna, CFA

•	Managed fund since inception

•	Managing principal and portfolio manager, Pzena Investment Management, LLC (since 2003)

•	Chief investment officer and other positions, Citigroup Asset Management (1998–2003)

•	Began business career in 1987

Michael D. Peterson

•	Managed fund since inception

•	Principal and portfolio manager (since 1998), co-director of research (since 2008), director of research (2005-2007), Pzena Investment Management, LLC

•	Began business career in 1992

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

The Bank of New York
One Wall Street
New York, NY 10286

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

International Classic Value Fund – Fund details

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Financial highlights

These tables detail the performance of each share class, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

Class NAV Shares

Per share operating performance	period ended 12-31-06[1]		12-31-07

Net asset value, beginning of period	$11.04		$11.05

Net investment income (loss)[2]	—	[3]	0.15

Net realized and unrealized gain (loss) on investments	0.01		(1.01)

Total from investment operations	0.01		(0.86)

Less distributions

From net investment income	—		(0.19)

From net realized gain	—		(0.25)

	—		(0.44)

Net asset value, end of period	$11.05		$9.75

Total return[4] (%)	0.09	[6]	(7.79)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—	[7]	$7

Ratio of net expenses to average net assets (%)	0.94	[8]	1.11

Ratio of gross expenses to average net assets (%)	0.94	[8]	1.66 [9]

Ratio of net investment income (loss) to average net assets (%)	(0.94)[8]		1.37

Portfolio turnover (%)	20	[10]	53

1	Beginning of operations from 12-28-06 to 12-31-06. Class NAV did not participate in distributions of net investment income and net realized gain since it began operations after ex-date.

2	Based on the average of the shares outstanding.

3	Less than ($0.01) per share.

4	Assumes dividend reinvestment and does not reflect the effect of sales charges.

5	Total returns would have been lower had certain expenses not been reduced during the periods shown.

6	Not annualized.

7	Less that $500,000

8	Annualized.

9	Does not take into consideration expense reductions during the period shown.

10	Portfolio turnover shown is calculated for the full fiscal year.

International Classic Value Fund – Fund details

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 Your account

Who can buy shares

Class NAV shares are available to certain types of investors as noted below:

•	Class NAV shares are sold to certain affiliated funds, each of which is a fund of funds that invests in various other funds of JHF II and JHF III. Class NAV shares are also sold to retirement plans and to certain institutional investors, including the Education Trust of Alaska, the issuer of interest in the John Hancock Freedom 529 plan.

Class NAV cost structure

•	No sales charges

•	No distribution and service (Rule 12b-1) fees

Other share classes of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible, referring to “Who can buy shares” above.

3	Permitted entities generally may open an account and purchase Class NAV shares, as the case may be, by contacting any broker, dealer or other financial service firm authorized to sell Class NAV shares of the fund. There is no minimum initial investment for Class NAV shares.

Transaction policies

Valuation of shares

The NAV per share for the fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time). The fund generally values its portfolio of equity securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the adviser to be unreliable, the fund may use a security’s fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by the fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its NAV. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances the fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by the fund may trade on U.S. holidays and weekends, even though the fund’s shares will not be priced on those days. This may change the fund’s NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The fund’s value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the funds or its agent determines that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with

International Classic Value Fund – Your account

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applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAVs at the conclusion of the delay period. The fund, through its agent in its sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The fund’s board of trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the board of trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock Funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that it is advantageous to shareholders and does not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to them at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries, such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agent is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid- capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Any frequent trading strategies may interfere with efficient management of the fund’s portfolio. A fund that invests in the types of

International Classic Value Fund – Your account

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securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

John Hancock Funds, LLC is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

Certificated shares

The fund no longer issues share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment) that affects your account balance

•	after any changes of name or address of the registered owner(s)

•	in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends

The fund generally distributes most or all of its net earnings annually in the form of dividends. The fund generally declares and pays income dividends annually. Capital gains, if any, are distributed annually, typically after the end of the fund’s fiscal year.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested automatically in additional shares of the same fund on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of $10 or more mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short term or long term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Additional investor services

Fund securities

The fund’s portfolio securities disclosure policy can be found in the SAI and on the fund’s Web site at www.jhfunds.com. The fund’s Web site also lists fund holdings. Portfolio holding information is posted on the fund’s Web site each month on a one-month lag and is available on the fund’s Web site until the fund files its next Form N-CSR or Form N-Q with the SEC. Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the fund’s Web site.

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For more information

Two documents are available with further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the fund. The fund’s SAI includes a summary of the fund’s policy regarding disclosure of its portfolio holdings as well as legal and regulatory matters. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock International Classic Value Fund 601 Congress Street Boston, MA 02210-2805

By phone:	1-800-344-1029

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room, call 1-202-551-8090

©2008 John Hancock Funds, LLC    19NPN 5/08    SEC file number: 811-1677

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

John Hancock
MUTUAL FUNDS

John Hancock Classic Value Fund

PROSPECTUS 5–1–08

➤ CLASS R1

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock Equity Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	Classic Value Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

4	Risks of investing

5	Who’s who

6	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

7	Who can buy shares

7	Opening an account

8	Transaction policies

10	Dividends and account policies

10	Additional investor services

For more information See back cover

 Fund summary

John Hancock
Classic Value Fund

Day-to-day investment management: Pzena Investment Management, LLC

Class / Ticker     R1 JCVRX

Goal and strategy

The fund seeks long-term growth of capital.

To pursue this goal, the fund normally invests at least 80% of its net assets in domestic equity securities.

In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the Standard & Poor’s 500 Index.

In choosing individual securities, the subadviser screens a dynamic universe of the 500 largest publicly traded U.S. companies. (As of December 31, 2007, this included companies with market values above approximately $6.0 billion.) Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser’s estimate of normal long-term earnings power. The subadviser’s management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:

•	cheap on the basis of current price to estimated normal level of earnings

•	current earnings below normal levels

•	a sound plan to restore earnings to normal

•	a sustainable business advantage

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund’s portfolio avoids the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities, or there is a change in company fundamentals.

Under normal market circumstances, the fund is almost entirely invested in stocks. The fund may invest in securities of foreign issuers.

In abnormal market circumstances, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

Main risks

The value of your investment will fluctuate in response to stock market movements.

The fund’s management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. The fund focuses on value stocks, which could underperform growth stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the subadviser’s security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

•	In a down market, higher-risk securities could become harder to value or to sell at a fair price.

•	Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in this fund.

Classic Value Fund – Fund summary

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Past performance

Calendar year total returns – Class R1 (%)

Best quarter: Q4 ’04, 9.64 Worst quarter: Q4 ’07, –13.52

2004	2005	2006	2007
13.91	8.44	16.15	–14.49

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		8-5-03

Class R1 before tax	–14.49	9.01

After tax on distributions	–15.90	8.28

After tax on distributions, with sale	–8.12	7.65

Russell 1000 Value Index	–0.17	13.88

Calendar year total returns

The graph shows how the fund’s total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund’s risks. All figures assume dividend reinvestment. Past performance (before and after taxes) does not indicate future results.

Average annual total returns

Performance of a broad-based index is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown for Class R1 shares and would be different for other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. Since Class R1 shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R1 shareholders.

Russell 1000 Value Index, an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with low price-to-book ratios.

Investor costs

Annual operating expenses (%)	Class R1

Management fee	0.82

Distribution and service (12b-1) fees	0.50

Service plan fee[1]	0.20

Other expenses	0.12

Total fund operating expenses	1.64

Contractual expense reimbursement [2]	0.00

Net fund operating expenses	1.64

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames is provided below. The example assumes a 5% average annual return and the reinvestment of all dividends and contractual reimbursement. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expense example ($)	Class R1

1 Year	167

3 Years	517

5 Years	892

10 Years	1,944

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	Class R1 shares have a service plan that is separate from the Rule 12b-1 plan. Under the service plan, the fund may pay a fee of up to 0.25% for certain other services to retirement plans or participants. Service plan fees shown are actual fees paid for the previous fiscal year.

2	The adviser has contractually agreed to reimburse the fund for certain fund expenses (excluding transfer agent fees, 12b-1 fees, service fees, brokerage commissions, interest, and other extraordinary expenses not incurred in the ordinary course of the fund’s business) that exceed 0.89% of the fund’s average net assets. This expense reimbursement shall continue in effect until April 30, 2009.

Classic Value Fund – Fund summary

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 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Main risks

Foreign investment risk

Prices of foreign securities may change more rapidly and extremely than those of their U.S. counterparts. By U.S. standards, many foreign securities markets are comparatively small, new and lightly regulated, and they may be more heavily influenced by the actions of large investors. Foreign securities markets may have different reporting and accounting standards (which can mean less complete or less reliable information about securities), weak legal and enforcement systems, additional rules for investors from outside their countries, and higher taxes and business costs. Foreign countries may have greater risk of social, economic and political instability (including the risk of war), and greater risk of major shifts in government policy (including the risk of nationalization, which would render a stock worthless). Foreign investments are also subject to currency risk. Changes in the exchange rate with the U.S. dollar could erode investment gains or widen investment losses for the fund. The risks of foreign investing tend to be greater in emerging markets than in countries with larger and more established economies, markets, and governments.

Management risk

A strategy used by the fund management team may fail to produce the intended result. For example, the team may be inaccurate in its assessments of securities, issuers or relative values of certain types of securities, or in its expectations about market trends, economic trends, interest rate trends or other factors. To the extent that the team invests fund assets in securities that are not in the fund’s benchmark index, there is a greater risk that the fund’s performance will deviate from that of its benchmark.

Stock investing risk

The value of your investment will go up and down in response to stock market movements. Stock prices typically change every day that stock markets are open. The performance of any given stock, group of stocks, or the market as a whole may be negative when measured over any particular period, short or long. Because the fund invests for the long term and does not attempt to time the market, it may remain invested in stocks even during long periods of negative performance.

Numerous factors can cause stock prices to fall, ranging from a decline in the financial health of the issuing company to a decline in investor sentiment generally. Stocks may decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs, or overseas competition. The stock market as a whole may decline due to general factors, such as real or perceived adverse economic conditions, significant events, changes in the general outlook for corporate earnings, or changes in interest or currency rates. If an individual company goes out of business, the company’s bond holders have first claim on any remaining assets, which in practice generally means that the company’s stock becomes worthless.

Additional risk

Liquidity risk

To the extent that a security is difficult to sell (whether because the security cannot be traded publicly or because of unusual market conditions), the fund may either be forced to accept a lower price for it or may have to continue to hold it. Either outcome could hurt fund performance.

Classic Value Fund – Fund details

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Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The trustees have the power to change investment goals without shareholder approval. The trustees also have the power to change the focus of fund’s 80% investment policy without shareholder approval.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Founded in 1968, John Hancock Advisers, LLC is a wholly owned subsidiary of John Hancock Financial Services, Inc., which in turn is a subsidiary of Manulife Financial Corporation. As of December 31, 2007, John Hancock Advisers, LLC managed approximately $30 billion in assets.

Management fee

During its most recent full fiscal year, the fund paid the investment adviser a management fee consisting of 0.82% of net assets. Out of this fee, the investment adviser in turn paid the fees of the subadviser and certain other service providers. The fee was approved by the board of trustees. The basis for its approval of this fee, and of the investment advisory and subadvisory agreements overall, is discussed in the fund’s December 31, 2007 annual report.

Subadviser

Handles the fund’s day-to-day portfolio management.

Pzena Investment Management, LLC (PIM)
120 West 45th Street
New York, NY 10036

•	Founded in 1995, currently manages more than $23 billion (as of 12-31-07)

•	Supervised by the adviser, John Hancock Advisers, LLC

Below are brief biographical profiles of the leaders of the fund’s investment management team, in alphabetical order. These managers share portfolio management responsibilities. For more about these individuals, including information about their compensation, other accounts they manage and any investments they may have in the fund, see the SAI.

Antonio DeSpirito III

•	Joined fund in 2006

•	Principal and portfolio manager, Pzena Investment Management, LLC (since 1996)

•	Began business career in 1993

John P. Goetz

•	Managed fund since it began in 1996

•	Managing principal (since 1997) and co-chief investment officer (since 2005) Pzena Investment Management, LLC

•	Director of research, Pzena Investment Management, LLC (1996–2005)

•	Began business career in 1979

Richard S. Pzena

•	Managed fund since it began in 1996

•	Founder, managing principal and chief executive officer (since 1995) and co-chief investment officer (since 2005) Pzena Investment Management, LLC

•	Began business career in 1980

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

The Bank of New York
One Wall Street
New York, NY 10286

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Classic Value Fund – Fund details

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Financial highlights

These tables detail the performance of each share class, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

Class R1 Shares

Per share operating performance	period ended 12-31-03[1]		12-31-04		12-31-05	12-31-06	12-31-07

Net asset value, beginning of period	$17.20		$20.27		$23.02	$24.63	$27.67

Net investment income[2]	0.05		0.07		0.08	0.13	0.23

Net realized and unrealized gain (loss) on investments	3.24		2.75		1.86	3.85	(4.21)

Total from investment operations	3.29		2.82		1.94	3.98	(3.98)

Less distributions

From net investment income	(0.10)		—		(0.03)	(0.09)	(0.31)

From net realized gain	(0.12)		(0.07)		(0.30)	(0.85)	(1.83)

	(0.22)		(0.07)		(0.33)	(0.94)	(2.14)

Net asset value, end of period	$20.27		$23.02		$24.63	$27.67	$21.55

Total return[3] (%)	19.21	[4,5]	13.91	[4]	8.44 [4]	16.15	(14.49)

Ratios and supplemental data

Net assets, end of period (in millions)	—	[6]	$2		$12	$29	$22

Ratio of net expenses to average net assets (%)	1.55	[7]	1.72		1.65	1.68	1.64 [10]

Ratio of gross expenses to average net assets (%)	1.91	[7,8]	1.82	[8]	1.69 [8]	1.68	1.64

Ratio of net investment income to average net assets (%)	0.69	[7]	0.35		0.34	0.51	0.85

Portfolio turnover (%)	25	[9]	16		27	20	35

1	Class R1 shares began operations on 8-5-03.

2	Based on the average of the shares outstanding.

3	Assumes dividend reinvestment and does not reflect the effect of sales charges.

4	Total returns would have been lower had certain expenses not been reduced during the periods shown.

5	Not annualized.

6	Less than $500,000.

7	Annualized.

8	Does not take into consideration expense reductions during the periods shown.

9	Portfolio turnover shown is calculated for the Fund for the full fiscal year.

10	Includes transfer agent fee earned credits of less than 0.01% to average net assets.

Classic Value Fund – Fund details

6

 Your account

Who can buy shares

Class R1 shares are available to certain types of investors, as noted below:

•	401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase plans, defined-benefit plans and non-qualified deferred compensation plans (eligible retirement plans).

•	The plan’s recordkeeper or financial service firm must have an agreement with John Hancock Funds, LLC to utilize Class R1 shares in certain investment products or programs.

•	Class R1 shares are available only to retirement plans, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs where the shares are held on the books of the funds through investment only omnibus accounts (either at the plan level or at the level of the financial service firm) that trade through the National Securities Clearing Corporation (NSCC).

Class R1 shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs or Individual 403(b) plans.

Class R1 shares cost structure

Class R1 shares are offered without any front-end or contingent deferred sales charges.

Class R1 shares have a Rule 12b-1 plan and a separate Service Plan. Under the 12b-1 plan, the fund pays a fee of up to 0.50% for the sale, distribution and service of its shares, including services to retirement plans or plan participants. In addition, under the Service Plan, the fund may pay a separate service fee of up to 0.25% for certain other services to retirement plans or participants.

Because 12b-1 fees are paid on an ongoing basis, they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other share classes of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in our efforts to promote the sale of the funds’ shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm.

Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The Statement of Additional Information (SAI) discusses the distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The Distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the investment adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the fund.

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible, referring to “Who Can Buy Shares.”

3	Eligible retirement plans generally may open an account and purchase Class R1 shares by contacting any broker, dealer or other financial service firm authorized to sell Class R1 shares of the fund. Additional shares may be purchased through a retirement plan’s administrator or recordkeeper. There is no minimum initial investment for Class R1 shares.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act), requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

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For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. See the Mutual Fund Account Application for more details.

Information for plan participants

Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares.

The administrator of a retirement plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

Financial service firms may provide some of the shareholder servicing and account maintenance services required by retirement plan accounts and their plan participants, including transfers of registration, dividend payee changes and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge retirement plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R1 shares of the funds.

Transaction policies

Valuation of shares

The net asset value (NAV) per share for the fund and its classes is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time). The fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available, or are considered by the Adviser to be unreliable, a fund will use a security’s fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its NAV. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund’s shares will not be priced on those days. This may change the fund’s NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the funds rely upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The fund values debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges

You may exchange Class R1 shares for Class R1 shares of other John Hancock Funds that are available through your plan, or Money Market Fund Class A shares without paying any additional sales charges. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back into Class R1 shares.

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund’s reserve the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in it’s discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the fund’s or their agents determine that accepting the order could interfere with the efficient

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management of a fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ NAV at the conclusion of the delay period. The fund, through it’s agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The fund’s board of trustees has adopted the following policies and procedures by which the fund is subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the board of trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of a fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of a fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Any frequent trading strategies may interfere with efficient management of a fund’s portfolio. A fund that invests in the types of

Classic Value Fund – Your account

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securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

John Hancock Funds, LLC is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

Certificated shares

The fund no longer issues share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements from your recordkeeper.

Every year you should also receive from your recordkeeper, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends

The fund generally distributes most or all of its net earnings annually in the form of dividends. The fund generally declares and pays income dividends annually. Capital gains, if any, are distributed annually, typically after the end of the fund’s fiscal year.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of $10 or more mailed to you. However, if the check is not deliverable or the combined amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund’s short-term capital gains are taxable as ordinary income. Dividends from a fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Additional investor services

Fund securities

The fund’s portfolio securities disclosure policy can be found in the fund’s SAI and on the fund’s Web site, www.jhfunds.com. The fund’s Web site also lists fund holdings. Portfolio holding information is posted on the fund’s Web site each month on a one-month lag and is available on the fund’s Web site until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission (SEC). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the fund’s Web site.

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For more information

Two documents are available with further information on the fund:

Annual/Semiannual Report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund. The fund’s SAI includes a summary of the fund’s policy regarding disclosure of its portfolio holdings as well as legal and regulatory matters. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By phone: 1-888-972-8696

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090

For further information on this or any John Hancock fund or service, call 1-888-972-8696 or go to www.jhfunds.com.

©2008 John Hancock Funds, LLC    38RPN 5/08    SEC file number: 811-1677

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock

MUTUAL FUNDS

John Hancock
Classic Value Fund II

PROSPECTUS 5–1–08

CLASS R1

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock Equity Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	Classic Value Fund II

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

4	Risks of investing

5	Who’s who

6	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

7	Who can buy shares

7	Opening an account

8	Transaction policies

10	Dividends and account policies

10	Additional investor services

For more information See back cover

 Fund summary

John Hancock
Classic Value Fund II

Day-to-day investment management: Pzena Investment Management, LLC

Class / Ticker     R1 JHIRX

Goal and strategy

The fund seeks long-term growth of capital.

To pursue this goal, the fund normally invests at least 80% of its net assets in domestic equity securities.

In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the Standard & Poor’s 500 Index.

In choosing domestic securities, the subadviser screens a dynamic universe of the 400 largest publicly traded U.S. companies. (As of December 31, 2007, this included companies with market values above approximately $8.3 billion) Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser’s estimate of long-term earnings power.

The subadviser’s management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:

•	cheap on the basis of current price to estimated normal level of earnings

•	current earnings below normal levels

•	a sound plan to restore earnings to normal

•	a sustainable business advantage.

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund’s portfolio avoids the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities, or there is a change in company fundamentals.

Under normal market circumstances, the fund is almost entirely invested in stocks. The fund may invest in securities of foreign issuers.

In abnormal market circumstances, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

Main risks

The value of your investment will fluctuate in response to stock market movements.

The fund’s management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. The fund focuses on value stocks, which could underperform growth stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the subadviser’s security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

•	In a down market, higher-risk securities could become harder to value or to sell at a fair price.

•	Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in this fund.

Classic Value Fund II – Fund summary

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Past performance

Calendar year total returns – Class R1 (%)

Best quarter: Q2 ’07, 6.43 Worst quarter: Q4 ’07, –11.73

2007
–13.05

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		7-7-06

Class R1 before tax	–13.05	–0.50

After tax on distributions	–13.35	–0.78

After tax on distributions, with sale	–8.47	–0.58

Russell 1000 Value Index	–0.17	9.29

Calendar year total returns

The graph shows how the fund’s total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund’s risks. All figures assume dividend reinvestment. Past performance (before and after taxes) does not indicate future results.

Average annual total returns

Performance of a broad-based index is included for comparison . Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown for Class R1 shares and would be different for other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. Since Class R1 shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R1 shareholders.

Russell 1000 Value Index, an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U. S. publicly traded companies) with high price-to-book ratios.

Investor costs

Annual operating expenses (%)	Class R1

Management fee	0.80

Distribution and service (12b-1) fees	0.50

Service plan fee[1]	0.03

Other expenses	0.24

Total fund operating expenses	1.57

Contractual expense reimbursement [2]	0.00

Net fund operating expenses	1.57

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames is indicated below. The example assumes a 5% average annual return and the reinvestment of all dividends and contractual reimbursement. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expense example ($)	Class R1

1 Year	160

3 Years	496

5 Years	855

10 Years	1,867

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	Class R1 shares have a service plan that is separate from the Rule 12b-1 plan. Under the service plan, the fund may pay a fee of up to 0.25% for certain other services to retirement plans or participants. Service plan fees shown are actual fees paid for the previous fiscal year.

2	The adviser has contractually agreed to reimburse the fund for certain fund expenses (excluding transfer agent fees, 12b-1 fees, service fees, brokerage commissions, interest, and other extraordinary expenses not incurred in the ordinary course of the fund’s business) that exceed 0.89% of the fund’s average net assets. This expense reimbursement shall continue in effect until April 30, 2009.

Classic Value Fund II – Fund summary

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 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Main risks

Foreign investment risk

Prices of foreign securities may change more rapidly and extremely than those of their U.S. counterparts. By U.S. standards, many foreign securities markets are comparatively small, new and lightly regulated, and they may be more heavily influenced by the actions of large investors. Foreign securities markets may have different reporting and accounting standards (which can mean less complete or less reliable information about securities), weak legal and enforcement systems, additional rules for investors from outside their countries, and higher taxes and business costs. Foreign countries may have greater risk of social, economic and political instability (including the risk of war), and greater risk of major shifts in government policy (including the risk of nationalization, which would render a stock worthless). Foreign investments are also subject to currency risk. Changes in the exchange rate with the U.S. dollar could erode investment gains or widen investment losses for the fund. The risks of foreign investing tend to be greater in emerging markets than in countries with larger and more established economies, markets, and governments.

Management risk

A strategy used by the fund management team may fail to produce the intended result. For example, the team may be inaccurate in its assessments of securities, issuers or relative values of certain types of securities, or in its expectations about market trends, economic trends, interest rate trends or other factors. To the extent that the team invests fund assets in securities that are not in the fund’s benchmark index, there is a greater risk that the fund’s performance will deviate from that of its benchmark.

Stock investing risk

The value of your investment will go up and down in response to stock market movements. Stock prices typically change every day that stock markets are open. The performance of any given stock, group of stocks, or the market as a whole may be negative when measured over any particular period, short or long. Because the fund invests for the long term and does not attempt to time the market, it may remain invested in stocks even during long periods of negative performance.

Numerous factors can cause stock prices to fall, ranging from a decline in the financial health of the issuing company to a decline in investor sentiment generally. Stocks may decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs, or overseas competition. The stock market as a whole may decline due to general factors, such as real or perceived adverse economic conditions, significant events, changes in the general outlook for corporate earnings, or changes in interest or currency rates. If an individual company goes out of business, the company’s bond holders have first claim on any remaining assets, which in practice generally means that the company’s stock becomes worthless.

Additional risk

Liquidity risk

To the extent that a security is difficult to sell (whether because the security cannot be traded publicly or because of unusual market conditions), the fund may either be forced to accept a lower price for it or may have to continue to hold it. Either outcome could hurt fund performance.

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Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The trustees have the power to change investment goals without shareholder approval. The trustees also have the power to change the focus of fund’s 80% investment policy without shareholder approval.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Founded in 1968, John Hancock Advisers, LLC is a wholly owned subsidiary of John Hancock Financial Services, Inc., which in turn is a subsidiary of Manulife Financial Corporation. As of December 31, 2007, John Hancock Advisers, LLC managed approximately $30 billion in assets.

The fund relies on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a Subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to a fund) or to change a subadvisory fee of a subadviser without the approval of the shareholders.

Management fee

During its most recent full fiscal year, the fund paid the investment adviser a management fee consisting of 0.72% of net assets after reimbursement. Out of this fee, the investment adviser in turn paid the fees of the subadviser and certain other service providers. The fee was approved by the board of trustees. The basis for its approval of this fee, and of the investment advisory and subadvisory agreements overall, is discussed in the fund’s December 31, 2007 annual report.

Subadviser

Handles the fund’s day-to-day portfolio management.

Pzena Investment Management, LLC (PIM)
120 West 45th Street
New York, NY 10036

•	Founded in 1995, currently manages more than $23 billion (as of 12-31-07)

•	Supervised by the adviser, John Hancock Advisers, LLC

Below are brief biographical profiles of the leaders of the fund’s investment management team, in alphabetical order. These managers share portfolio management responsibilities. For more about these individuals, including information about their compensation, other accounts they manage and any investments they may have in the fund, see the SAI.

Antonio DeSpirito III

•	Managed fund since inception

•	Principal and portfolio manager, Pzena Investment Management, LLC (since 1996)

•	Began business career in 1993

John P. Goetz

•	Managed fund since inception

•	Managing principal (since 1997) and co-chief investment officer (since 2005) Pzena Investment Management, LLC

•	Director of research, Pzena Investment Management, LLC (1996–2005)

•	Began business career in 1979

Richard S. Pzena

•	Managed fund since inception

•	Founder, managing principal and chief executive officer (since 1995) and co-chief investment officer (since 2005) Pzena Investment Management, LLC

•	Began business career in 1980

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

The Bank of New York
One Wall Street
New York, NY 10286

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Classic Value Fund II – Fund details

5

Financial highlights

These tables detail the performance of each share class, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

Class R1 Shares

Per share operating performance	period ended 12-31-06[1]		12-31-07

Net asset value, beginning of period	$10.00		$11.39

Net investment income[2]	0.02		0.09

Net realized and unrealized gain (loss) on investments	1.40		(1.57)

Total from investment operations	1.42		(1.48)

Less distributions

From net investment income	—		(0.09)

From net realized gain	(0.03)		(0.02)

	(0.03)		(0.11)

Net asset value, end of period	$11.39		$9.80

Total return[3] (%)	14.16	[4,5]	(13.05)[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$1		— [6]

Ratio of net expenses to average net assets (%)	1.46	[7]	1.57 [9]

Ratio of gross expenses to average net assets (%)	2.40	[7,8]	1.57

Ratio of net investment income to average net assets (%)	0.46	[7]	0.80

Portfolio turnover (%)	12	[5]	52

1	Beginning of operations from 7-7-06 to 12-31-06.

2	Based on the average of the shares outstanding.

3	Assumes dividend reinvestment and does not reflect the effect of sales charges.

4	Total returns would have been lower had certain expenses not been reduced during the periods shown.

5	Not annualized.

6	Less than $500,000.

7	Annualized.

8	Does not take into consideration expense reductions during the periods shown.

9	Includes transfer agent fee earned credits of less than 0.01% to average net assets.

Classic Value Fund II – Fund details

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 Your account

Who can buy shares

Class R1 shares are available to certain types of investors, as noted below:

•	401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase plans, defined-benefit plans and non-qualified deferred compensation plans (eligible retirement plans).

•	The plan’s recordkeeper or financial service firm must have an agreement with John Hancock Funds, LLC to utilize Class R1 shares in certain investment products or programs.

•	Class R1 shares are available only to retirement plans, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs where the shares are held on the books of the funds through investment only omnibus accounts (either at the plan level or at the level of the financial service firm) that trade through the National Securities Clearing Corporation (NSCC).

Class R1 shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs or Individual 403(b) plans.

Class R1 shares cost structure

Class R1 shares are offered without any front-end or contingent deferred sales charges.

Class R1 shares have a Rule 12b-1 plan and a separate Service Plan. Under the 12b-1 plan, the fund pays a fee of up to 0.50% for the sale, distribution and service of its shares, including services to retirement plans or plan participants. In addition, under the Service Plan, the fund may pay a separate service fee of up to 0.25% for certain other services to retirement plans or participants.

Because 12b-1 fees are paid on an ongoing basis, they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other share classes of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in our efforts to promote the sale of the funds’ shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm.

Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The Statement of Additional Information (SAI) discusses the distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the investment adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the fund.

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible, referring to “Who Can Buy Shares.”

3	Eligible retirement plans generally may open an account and purchase Class R1 shares by contacting any broker, dealer or other financial service firm authorized to sell Class R1 shares of the fund. Additional shares may be purchased through a retirement plan’s administrator or recordkeeper. There is no minimum initial investment for Class R1 shares.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act), requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or

Classic Value Fund II – Your account

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control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. See the Mutual Fund Account Application for more details.

Information for plan participants

Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares.

The administrator of a retirement plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

Financial service firms may provide some of the shareholder servicing and account maintenance services required by retirement plan accounts and their plan participants, including transfers of registration, dividend payee changes and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge retirement plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R1 shares of the funds.

Transaction policies

Valuation of shares

The net asset value (NAV) per share for the fund and its classes is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time). The fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available, or are considered by the Adviser to be unreliable, a fund will use a security’s fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its NAV. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund’s shares will not be priced on those days. This may change the fund’s NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the funds rely upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The fund values debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges

You may exchange Class R1 shares for Class R1 shares of other John Hancock Funds that are available through your plan, or Money Market Fund Class A shares without paying any additional sales charges. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back into Class R1 shares.

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund’s reserve the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in it’s discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the fund’s or their agents determine that accepting the order could interfere with the efficient management of a fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order.

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The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ NAV at the conclusion of the delay period. The fund, through it’s agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The fund’s board of trustees has adopted the following policies and procedures by which the fund is subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the board of trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of a fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of a fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Any frequent trading strategies may interfere with efficient management of a fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any

Classic Value Fund II – Your account

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successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

John Hancock Funds, LLC is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

Certificated shares

The fund no longer issues share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements from your recordkeeper.

Every year you should also receive from your recordkeeper, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends

The fund generally distributes most or all of its net earnings annually in the form of dividends. The fund generally declares and pays income dividends annually. Capital gains, if any, are distributed annually, typically after the end of the fund’s fiscal year.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of $10 or more mailed to you. However, if the check is not deliverable or the combined amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund’s short-term capital gains are taxable as ordinary income. Dividends from a fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Additional investor services

Fund securities

The fund’s portfolio securities disclosure policy can be found in the fund’s SAI and on the fund’s Web site, www.jhfunds.com. The fund’s Web site also lists fund holdings. Portfolio holding information is posted on the fund’s Web site each month on a one-month lag and is available on the fund’s Web site until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission (SEC). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the fund’s Web site.

Classic Value Fund II – Your account

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For more information

Two documents are available with further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund. The fund’s SAI includes a summary of the fund’s policy regarding disclosure of its portfolio holdings as well as legal and regulatory matters. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By phone: 1-888-972-8696

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090

For further information on this or any John Hancock fund or service, call 1-888-972-8696 or go to www.jhfunds.com.

©2008 John Hancock Funds, LLC    35RPN 5/08    SEC file number: 811-1677

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock

Large Cap Select Fund

PROSPECTUS 5–1–08

➢ CLASS R1

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock Equity Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	Large Cap Select Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

4	Risks of investing

5	Who’s who

6	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

7	Who can buy shares

7	Opening an account

8	Transaction policies

10	Dividends and account policies

10	Additional investor services

For more information See back cover

 Fund summary

John Hancock
Large Cap Select Fund

Day-to-day investment management: Shay Asset Management, Inc.

Class / Ticker     R1 JHLRX

Goal and strategy

The fund seeks long-term growth of capital.

To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies (companies with market capitalizations in excess of $5 billion). The fund invests primarily in U.S.-based companies whose growth, cash flow, earnings and dividend attributes are attractive and whose securities are reasonably priced and have the potential for capital appreciation, in the opinion of the management team.

In managing the portfolio, the management team looks for companies with strong balance sheets and sustainable earnings growth. In evaluating the prospects for a company’s growth and earnings, the management team considers, among other things, the company’s historical performance and growth strategy, the growth rate of the industries in which it operates and the markets into which it sells, the nature of its competitive environment, technological developments and trends in market share.

In attempting to determine reasonable price levels for a company’s securities, the management team utilizes a variety of measurement methods, including discounted cash flow analysis of expected earnings streams and an evaluation of the company’s price-to-earnings ratio.

Under normal market circumstances, the fund invests substantially all of its assets in equity securities (common and preferred stocks and their equivalents).

In abnormal circumstances, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund may not achieve its goal.

Main risks

The value of your investment will fluctuate in response to stock market movements.

The fund’s management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the management team’s security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in this fund.

Large Cap Select Fund – Fund summary

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Past performance

Calendar year total returns – Class R1 (%)

Best quarter: Q4 ’04, 6.78 Worst quarter: Q3 ’04, –4.48

2004	2005	2006	2007
4.98	–2.96	13.58	1.61

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		11-3-03

Class R1 before tax	1.61	5.09

After tax on distributions	0.68	4.51

After tax on distributions, with sale	2.27	4.32

Standard & Poor’s 500 Index	5.49	10.18

Calendar year total returns

The graph shows how the fund’s total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund’s risks. All figures assume dividend reinvestment. Past performance (before and after taxes) does not indicate future results.

Average annual total returns

Performance of a broad-based index is included for comparison . Indexes have no sales charges and you cannot invest in them directly. All figures awwume dividend reinvestment.

After-tax returns These are shown for Class R1 shares and would be different for other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. Since Class R1 shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R1 shareholders.

Standard & Poor’s 500 Index an unmanaged index that includes 500 widely traded stocks.

Investor costs

Annual operating expenses (%)	Class R1

Management fee	0.75

Distribution and service (12b-1) fees	0.50

Service Plan fee[1]	0.18

Other expenses	0.62

Total fund operating expenses	2.05

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames is provided below. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expense example ($)	Class R1

1 Year	208

3 Years	643

5 Years	1,103

10 Years	2,379

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	Class R1 shares have a service plan that is separate from the Rule 12b-1 plan. Under the service plan, the fund may pay a fee of up to 0.25% for certain other services to retirement plans or participants. Service plan fees shown are actual fees paid for the previous fiscal year.

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 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the funds overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Main risks

Management risk

A strategy used by the fund management team may fail to produce the intended result. For example, the team may be inaccurate in its assessments of securities, issuers or relative values of certain types of securities, or in its expectations about market trends, economic trends, interest rate trends or other factors. To the extent that the team invests fund assets in securities that are not in the fund’s benchmark index, there is a greater risk that the fund’s performance will deviate from that of its benchmark.

Stock investing risk

The value of your investment will go up and down in response to stock market movements. Stock prices typically change every day that stock markets are open. The performance of any given stock, group of stocks, or the market as a whole may be negative when measured over any particular period, short or long. Because the fund invests for the long term and does not attempt to time the market, it may remain invested in stocks even during long periods of negative performance.

Numerous factors can cause stock prices to fall, ranging from a decline in the financial health of the issuing company to a decline in investor sentiment generally. Stocks may decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs, or overseas competition. The stock market as a whole may decline due to general factors, such as real or perceived adverse economic conditions, significant events, changes in the general outlook for corporate earnings, or changes in interest or currency rates. If an individual company goes out of business, the company’s bond holders have first claim on any remaining assets, which in practice generally means that the company’s stock becomes worthless.

Additional risk

Liquidity risk

To the extent that a security is difficult to sell (whether because the security cannot be traded publicly or because of unusual market conditions), the fund may either be forced to accept a lower price for it or may have to continue to hold it. Either outcome could hurt fund performance.

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Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The trustees have the power to change investment goals without shareholder approval. The trustees also have the power to change the focus of fund’s 80% investment policy without shareholder approval. The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Founded in 1968, John Hancock Advisers, LLC is a wholly owned subsidiary of John Hancock Financial Services, Inc., which in turn is a subsidiary of Manulife Financial Corporation. As of December 31, 2007, John Hancock Advisers, LLC managed approximately $30 billion in assets.

Management fee

During its most recent full fiscal year, the fund paid the investment adviser a management fee consisting of 0.64% of net assets after reimbursement. Out of this fee, the investment adviser in turn paid the fees of the subadviser and certain other service providers. The fee was approved by the board of trustees. The basis for its approval of this fee, and of the investment advisory and subadvisory agreements overall, is discussed in the fund’s December 31, 2007 annual report.

Subadviser

Handles the fund’s day-to-day portfolio management.

Shay Assets Management, Inc. (SAM)
675 Third Avenue
Suite 1130
New York, NY 10017

•	Founded in 1981, currently manages more than $3.1 billion (as of 12-31-07)

•	Was the investment adviser to the fund’s predecessor, M.S.B. Fund, Inc.

•	Supervised by the adviser, John Hancock Advisers, LLC

Below are brief biographical profiles of the leaders of the fund’s investment management team, in alphabetical order. These managers share portfolio management responsibilities. For more about these individuals, including information about their compensation, other accounts they manage and any investments they may have in the fund, see the SAI.

John J. McCabe

•	Managed fund since 1991

•	Senior vice president, Shay Assets Management, Inc. (since 1995)

•	Began business career in 1965

Mark F. Trautman

•	Managed fund since 1993

•	Vice president, Shay Assets Management, Inc. (since 1995)

•	Began business career in 1986

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

The Bank of New York
One Wall Street
New York, NY 10286

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

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Financial highlights

These tables detail the performance of each share class, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

Class R1 Shares

Per share operating performance	period ended 12-31-03[1]		12-31-04	12-31-05	12-31-06	12-31-07

Net asset value, beginning of period	$17.10		$17.79	$18.45	$17.54	$19.07

Net investment income (loss)[2]	(0.02)		0.07	(0.06)	(0.05)	(0.03)

Net realized and unrealized gain (loss) on investments	0.80		0.81	(0.48)	2.44	0.36

Total from investment operations	0.78		0.88	(0.54)	2.39	0.33

Less distributions

From net investment income	—		(0.01)	—	—	—

From net realized gain	(0.09)		(0.21)	(0.37)	(0.86)	(1.18)

	(0.09)		(0.22)	(0.37)	(0.86)	(1.18)

Net asset value, end of period	$17.79		$18.45	$17.54	$19.07	$18.22

Total return[3,4] (%)	4.56	[5]	4.98	(2.96)	13.58	1.61

Ratios and supplemental data

Net assets, end of period (in millions)	—	[6]	— [6]	— [6]	— [6]	— [6]

Ratio of net expenses to average net assets (%)	1.88	[7]	1.44	1.98	2.09	1.94 [8]

Ratio of gross expenses to average net assets[9] (%)	2.77	[7]	1.54	2.09	2.22	2.05

Ratio of net investment income [loss] to average net assets (%)	(0.27)[7]		0.40	(0.36)	(0.28)	(0.13)

Portfolio turnover (%)	22	[10]	13	23	12	12

1	Class R1 shares began operations on 11-03-03.

2	Based on the average of the shares outstanding.

3	Assumes dividend reinvestment and does not reflect the effect of sales charges.

4	Total returns would have been lower had certain expenses not been reduced during the periods shown.

5	Not annualized.

6	Less than $500,000.

7	Annualized.

8	Includes transfer agent fee earned credits of less than 0.01% to average net assets.

9	Does not take into consideration expense reductions during the periods shown.

10	Portfolio turnover shown is calculated for the Fund for the full fiscal year.

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 Your account

Who can buy shares

Class R1 shares are available to certain types of investors, as noted below:

•	401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase plans, defined-benefit plans and non-qualified deferred compensation plans (eligible retirement plans).

•	The plan’s recordkeeper or financial service firm must have an agreement with John Hancock Funds, LLC to utilize Class R1 shares in certain investment products or programs.

•	Class R1 shares are available only to retirement plans, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs where the shares are held on the books of the funds through investment only omnibus accounts (either at the plan level or at the level of the financial service firm) that trade through the National Securities Clearing Corporation (NSCC).

Class R1 shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs or Individual 403(b) plans.

Class R1 shares cost structure

Class R1 shares are offered without any front-end or contingent deferred sales charges.

Class R1 shares have a Rule 12b-1 plan and a separate Service Plan. Under the 12b-1 plan, the fund pays a fee of up to 0.50% for the sale, distribution and service of its shares, including services to retirement plans or plan participants. In addition, under the Service Plan, the fund may pay a separate service fee of up to 0.25% for certain other services to retirement plans or participants.

Because 12b-1 fees are paid on an ongoing basis, they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other share classes of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in our efforts to promote the sale of the funds’ shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm.

Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The Statement of Additional Information (SAI) discusses the distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the investment adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the fund.

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible, referring to “Who Can Buy Shares.”

3	Eligible retirement plans generally may open an account and purchase Class R1 shares by contacting any broker, dealer or other financial service firm authorized to sell Class R1 shares of the fund. Additional shares may be purchased through a retirement plan’s administrator or recordkeeper. There is no minimum initial investment for Class R1 shares.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act), requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

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For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. See the Mutual Fund Account Application for more details.

Information for plan participants

Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares.

The administrator of a retirement plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

Financial service firms may provide some of the shareholder servicing and account maintenance services required by retirement plan accounts and their plan participants, including transfers of registration, dividend payee changes and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge retirement plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R1 shares of the funds.

Transaction policies

Valuation of shares

The net asset value (NAV) per share for the fund and its classes is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time). The fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available, or are considered by the Adviser to be unreliable, a fund will use a security’s fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its NAV. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund’s shares will not be priced on those days. This may change the fund’s NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the funds rely upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The fund values debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges

You may exchange Class R1 shares for Class R1 shares of other John Hancock Funds that are available through your plan, or Money Market Fund Class A shares without paying any additional sales charges. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back into Class R1 shares.

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund’s reserve the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in it’s discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the fund’s or their agents determine that accepting the order could interfere with the efficient management of a fund’s portfolio or otherwise not be in the fund’s best

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interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ NAV at the conclusion of the delay period. The fund, through it’s agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The fund’s board of trustees has adopted the following policies and procedures by which the fund is subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the board of trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of a fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of a fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading.

Any frequent trading strategies may interfere with efficient management of a fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

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Account information

John Hancock Funds, LLC is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

Certificated shares

The fund no longer issues share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements from your recordkeeper.

Every year you should also receive from your recordkeeper, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends

The fund generally distributes most or all of its net earnings annually in the form of dividends. The fund generally declares and pays income dividends annually. Capital gains, if any, are distributed annually, typically after the end of the fund’s fiscal year.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of $10 or more mailed to you. However, if the check is not deliverable or the combined amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund’s short-term capital gains are taxable as ordinary income. Dividends from a fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Additional investor services

Fund securities

The fund’s portfolio securities disclosure policy can be found in the fund’s SAI and on the fund’s Web site, www.jhfunds.com. The fund’s Web site also lists fund holdings. Portfolio holding information is posted on the fund’s Web site each month on a one-month lag and is available on the fund’s Web site until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission (SEC). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the fund’s Web site.

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For more information

Two documents are available with further information on the fund:

Annual/Semiannual Report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the funds. Each fund’s SAI includes a summary of the fund’s policy regarding disclosure of its portfolio holdings as well as legal and regulatory matters. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By phone: 1-888-972-8696

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090

For further information on this or any John Hancock fund or service, call 1-888-972-8696 or go to www.jhfunds.com.

©2008 John Hancock Funds, LLC    49RPN 5/08    SEC file number: 811-1677

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

MUTUAL FUNDS

John Hancock

U.S. Global Leaders Growth Fund

PROSPECTUS 5–1–08

➤ CLASS R1

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock Equity Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks,its past performance and the costs of investing.

2	U.S. Global Leaders Growth Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

4	Risks of investing

5	Who’s who

6	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

7	Who can buy shares

7	Opening an account

8	Transaction policies

10	Dividends and account policies

10	Additional investor services

For more information See back cover

 Fund summary

John Hancock
U.S. Global Leaders Growth Fund

Day-to-day investment management: Sustainable Growth Advisers, LP

Class / Ticker     R1 UGLRX

Goal and strategy

The fund seeks long-term growth of capital.

To pursue this goal, the fund invests primarily in common stocks of U.S. Global Leaders. Under normal market conditions, at least 80% of the fund’s assets will be invested in stocks of companies the managers regard as U.S. Global Leaders.

The managers consider U.S. Global Leaders to be U.S. companies with multinational operations that typically exhibit the following key sustainable growth characteristics:

•	Hold leading market shares of their relevant industries that result in high profit margins and high investment returns.

•	Supply consumable products or services so that their revenue streams are recurring.

The managers seek to identify companies with superior long-term earnings prospects and to continue to own them as long as the managers believe they will continue to enjoy favorable prospects for capital growth and are not overvalued in the marketplace.

As a result of its investment strategy, the fund typically invests in large-capitalization companies (companies in the capitalization range of the Standard & Poor’s 500 Index, which was $708 million to $511.9 billion as of December 31, 2007).

The fund is non-diversified, which allows it to make larger investments in individual companies.

The fund may invest in other types of equity securities and foreign stocks.

In abnormal circumstances, the fund may temporarily invest in short-term cash equivalents. In these and other cases, the fund might not achieve its goal.

Main risks

The value of your investment will fluctuate in response to stock market movements.

The fund’s management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Similarly, growth stocks could underperform value stocks.

Companies that have substantial multinational operations may be affected by fluctuations in currency exchange rates and by economic and political conditions in foreign countries. These conditions may include restrictions on monetary repatriation and possible seizure, nationalization or expropriation of assets. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers’ security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

•	If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

•	In a down market, higher-risk securities could become harder to value or to sell at a fair price.

•	Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in this fund.

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Past performance

Calendar year total returns – Class R1 (%)

Best quarter: Q4 ’04, 7.53 Worst quarter: Q2 ’06, –7.30

2004	2005	2006	2007
8.20	2.09	0.99	3.43

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		8-5-03

Class R1 before tax	3.43	5.90

After tax on distributions	2.85	5.76

After tax on distributions, with sale	3.02	5.08

Russell 1000 Growth Index	11.81	10.76

Standard & Poor’s 500 Index	5.49	12.03

Calendar year total returns

The graph shows how the fund’s total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund’s risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Average annual total returns

Performance of a broad-based index is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown for Class R1 shares and would be different for other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. Since Class R1 shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R1 shareholders.

Russell 1000 Growth Index, an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U. S. publicly traded companies) with higher price-to-book ratios and higher forecasted growth values.

Standard & Poor’s 500 Index an unmanaged index that includes 500 widely traded stocks.

Investor costs

Annual operating expenses (%)	Class R1

Management fee	0.75

Distribution and service (12b-1) fees	0.50

Service plan fee[1]	0.25

Other expenses	0.13

Total fund operating expenses[2]	1.63

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames is provided below. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expense example ($)	Class R1

1 Year	166

3 Years	514

5 Years	887

10 Years	1,933

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	Class R1 shares have a service plan that is separate from the Rule 12b-1 plan. Under the service plan, the fund may pay a fee of up to 0.25% for certain other services to retirement plans or participants. Service plan fees shown are actual fees paid for the previous fiscal year.

2	The adviser has voluntarily agreed to reimburse the fund for certain fund expenses (excluding transfer agent fees, 12b-1 fees, service fees, brokerage commissions, interest, and other extraordinary expenses not incurred in the ordinary course of the fund’s business) that exceed 0.79% of the fund’s average net assets. Total fund operating expenses after these voluntary expense limits are 1.59%.

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 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the funds overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the funds Statement of Additional Information (SAI).

Main risks

Foreign investment risk

Prices of foreign securities may change more rapidly and extremely than those of their U.S. counterparts. By U.S. standards, many foreign securities markets are comparatively small, new and lightly regulated, and they may be more heavily influenced by the actions of large investors. Foreign securities markets may have different reporting and accounting standards (which can mean less complete or less reliable information about securities), weak legal and enforcement systems, additional rules for investors from outside their countries, and higher taxes and business costs. Foreign countries may have greater risk of social, economic and political instability (including the risk of war), and greater risk of major shifts in government policy (including the risk of nationalization, which would render a stock worthless). Foreign investments are also subject to currency risk. Changes in the exchange rate with the U.S. dollar could erode investment gains or widen investment losses for the fund. The risks of foreign investing tend to be greater in emerging markets than in countries with larger and more established economies, markets, and governments.

Issuer Risk

Because the fund is non-diversified, it may invest heavily in particular issuers. To the extent that the fund does this, it will become more sensitive to the specific risks associated with those issuers. This can make the fund’s share price more volatile, and can increase the risk that the fund will significantly underperform similar funds and its benchmark index.

Management risk

A strategy used by the fund management team may fail to produce the intended result. For example, the team may be inaccurate in its assessments of securities, issuers or relative values of certain types of securities, or in its expectations about market trends, economic trends, interest rate trends or other factors. To the extent that the team invests fund assets in securities that are not in the fund’s benchmark index, there is a greater risk that the fund’s performance will deviate from that of its benchmark.

Stock investing risk

The value of your investment will go up and down in response to stock market movements. Stock prices typically change every day that stock markets are open. The performance of any given stock, group of stocks, or the market as a whole may be negative when measured over any particular period, short or long. Because the fund invests for the long term and does not attempt to time the market, it may remain invested in stocks even during long periods of negative performance.

Numerous factors can cause stock prices to fall, ranging from a decline in the financial health of the issuing company to a decline in investor sentiment generally. Stocks may decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs, or overseas competition. The stock market as a whole may decline due to general factors, such as real or perceived adverse economic conditions, significant events, changes in the general outlook for corporate earnings, or changes in interest or currency rates. If an individual company goes out of business, the company’s bond holders have first claim on any remaining assets, which in practice generally means that the company’s stock becomes worthless.

Additional risk

Liquidity risk

To the extent that a security is difficult to sell (whether because the security cannot be traded publicly or because of unusual market conditions), the fund may either be forced to accept a lower price for it or may have to continue to hold it. Either outcome could hurt fund performance.

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Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The trustees have the power to change investment goals without shareholder approval. The trustees also have the power to change the focus of fund’s 80% investment policy without shareholder approval. The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Founded in 1968, John Hancock Advisers, LLC is a wholly owned subsidiary of John Hancock Financial Services, Inc., which in turn is a subsidiary of Manulife Financial Corporation. As of December 31, 2007, John Hancock Advisers, LLC managed approximately $30 billion in assets.

Management fee

During its most recent full fiscal year, the fund paid the investment adviser a management fee consisting of 0.71% of net assets after reimbursement. Out of this fee, the investment adviser in turn paid the fees of the subadviser and certain other service providers. The fee was approved by the board of trustees. The basis for its approval of this fee, and of the investment advisory and subadvisory agreements overall, is discussed in the fund’s December 31, 2007 annual report.

Subadviser

Handles the fund’s day-to-day portfolio management.

Sustainable Growth Advisers, LP (SGA)
3 Stamford Plaza, 301 Tresser Blvd., Suite 1310,
Stamford, CT 06901.

•	Founded in 2003, currently manages more than $3 billion (as of 12-31-07)

•	George P. Fraise, Gordon M. Marchand and Robert L. Rohn each own 24% of SGA

•	Supervised by the adviser, John Hancock Advisers, LLC

Below are brief biographical profiles of the leaders of the fund’s investment management team, in alphabetical order. These managers share portfolio management responsibilities. For more about these individuals, including information about their compensation, other accounts they manage and any investments they may have in the fund, see the SAI.

George P. Fraise

•	Joined fund team in 2000

•	Principal, Sustainable Growth Advisers, LP (since 2003)

•	Executive vice president, Yeager, Wood & Marshall, Inc. (2000–2003)

•	Began business career in 1987

Gordon M. Marchand, CFA, CIC

•	Managed fund since began in 1995

•	Principal, Sustainable Growth Advisers, LP (since 2003)

•	Chief financial and operating officer of Yeager, Wood & Marshall, Inc. (1984–2003)

•	Began business career in 1977

Robert L. Rohn

•	Joined fund team in 2003

•	Principal, Sustainable Growth Advisers, LP (since 2003)

•	Chairman and chief executive officer, W.P. Stewart, Inc. (1991–2003)

•	Began business career in 1983

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

The Bank of New York
One Wall Street
New York, NY 10286

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

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Financial highlights

These tables detail the performance of each share class, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

Class R1 Shares

Per share operating performance	period ended 12-31-03[1]		12-31-04	12-31-05		12-31-06		12-31-07

Net asset value, beginning of period	$23.02		$25.68	$27.77		$28.35		$28.63

Net investment income (loss)[2]	(0.04)		0.16	(0.12)		(0.12)		(0.06)

Net realized and unrealized gain on investments	2.70		1.95	0.70		0.40		1.05

Total from investment operations	2.66		2.11	0.58		0.28		0.99

Less distributions

From net realized gain	—		(0.02)	—		—		(1.12)

Net asset value, end of period	$25.68		$27.77	$28.35		$28.63		$28.50

Total return[3] (%)	11.56	[4]	8.20	2.09	[5]	0.99	[5]	3.43	[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—	[6]	$2	$5		$6		$3

Ratio of net expenses to average net assets (%)	1.75	[7]	1.53	1.54		1.70		1.59	[10]

Ratio of gross expenses to average net assets (%)	1.75	[7]	1.53	1.59	[8]	1.73	[8]	1.63	[8]

Ratio of net investment income (loss) to average net assets (%)	(0.42)[7]		0.60	(0.42)		(0.42)		(0.21)

Portfolio turnover (%)	15	[9]	16	28		34		27

1	Class R1 shares began operations on 8-5-03.

2	Based on the average of the shares outstanding.

3	Assumes dividend reinvestment and does not reflect the effect of sales charges.

4	Not annualized.

5	Total returns would have been lower had certain expenses not been reduced during the periods shown.

6	Less than $500,000.

7	Annualized.

8	Does not take into consideration expense reductions during the periods shown.

9	Portfolio turnover shown is calculated for the Fund for the full fiscal year.

10	Includes transfer agent fee earned credits of less than 0.01% to average net assets.

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 Your account

Who can buy shares

Class R1 shares are available to certain types of investors, as noted below:

•	401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase plans, defined-benefit plans and non-qualified deferred compensation plans (eligible retirement plans).

•	The plan’s recordkeeper or financial service firm must have an agreement with John Hancock Funds, LLC to utilize Class R1 shares in certain investment products or programs.

•	Class R1 shares are available only to retirement plans, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs where the shares are held on the books of the funds through investment only omnibus accounts (either at the plan level or at the level of the financial service firm) that trade through the National Securities Clearing Corporation (NSCC).

Class R1 shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs or Individual 403(b) plans.

Class R1 shares cost structure

Class R1 shares are offered without any front-end or contingent deferred sales charges.

Class R1 shares have a Rule 12b-1 plan and a separate Service Plan. Under the 12b-1 plan, the fund pays a fee of up to 0.50% for the sale, distribution and service of its shares, including services to retirement plans or plan participants. In addition, under the Service Plan, the fund may pay a separate service fee of up to 0.25% for certain other services to retirement plans or participants.

Because 12b-1 fees are paid on an ongoing basis, they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other share classes of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in our efforts to promote the sale of the funds’ shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm.

Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The Statement of Additional Information (SAI) discusses the distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the investment adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the fund.

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible, referring to “Who Can Buy Shares.”

3	Eligible retirement plans generally may open an account and purchase Class R1 shares by contacting any broker, dealer or other financial service firm authorized to sell Class R1 shares of the fund. Additional shares may be purchased through a retirement plan’s administrator or recordkeeper. There is no minimum initial investment for Class R1 shares.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act), requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

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For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. See the Mutual Fund Account Application for more details.

Information for plan participants

Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares.

The administrator of a retirement plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

Financial service firms may provide some of the shareholder servicing and account maintenance services required by retirement plan accounts and their plan participants, including transfers of registration, dividend payee changes and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge retirement plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R1 shares of the funds.

Transaction policies

Valuation of shares

The net asset value (NAV) per share for the fund and its classes is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time). The fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available, or are considered by the Adviser to be unreliable, a fund will use a security’s fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its NAV. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund’s shares will not be priced on those days. This may change the fund’s NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the funds rely upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The fund values debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges

You may exchange Class R1 shares for Class R1 shares of other John Hancock Funds that are available through your plan, or Money Market Fund Class A shares without paying any additional sales charges. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back into Class R1 shares.

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund’s reserve the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in it’s discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the fund’s or their agents determine that accepting the order could interfere with the efficient

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management of a fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ NAV at the conclusion of the delay period. The fund, through it’s agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The fund’s board of trustees has adopted the following policies and procedures by which the fund is subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the board of trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of a fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of a fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Any frequent trading strategies may interfere with efficient management of a fund’s portfolio. A fund that invests in the types of

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securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

John Hancock Funds, LLC is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

Certificated shares

The fund no longer issues share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements from your recordkeeper.

Every year you should also receive from your recordkeeper, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends

The fund generally distributes most or all of its net earnings annually in the form of dividends. The fund generally declares and pays income dividends annually. Capital gains, if any, are distributed annually, typically after the end of the fund’s fiscal year.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of $10 or more mailed to you. However, if the check is not deliverable or the combined amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund’s short-term capital gains are taxable as ordinary income. Dividends from a fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Additional investor services

Fund securities

The fund’s portfolio securities disclosure policy can be found in the fund’s SAI and on the fund’s Web site, www.jhfunds.com. The fund’s Web site also lists fund holdings. Portfolio holding information is posted on the fund’s Web site each month on a one-month lag and is available on the fund’s Web site until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission (SEC). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the fund’s Web site.

U.S. Global Leaders Growth Fund – Your account

10

For more information

Two documents are available with further information on the fund:

Annual/Semiannual Report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund. The fund’s SAI includes a summary of the fund’s policy regarding disclosure of its portfolio holdings as well as legal and regulatory matters. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By phone: 1-888-972-8696

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required):	publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090

For further information on this or any John Hancock fund or service, call 1-888-972-8696 or go to www.jhfunds.com.

©2008 John Hancock Funds, LLC    26RPN 5/08    SEC file number: 811-1677

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

JOHN HANCOCK CAPITAL SERIES
John Hancock Classic Value Fund
(“Classic Value Fund“)
Class A, Class B, Class C, Class I and Class R1 Shares
John Hancock Classic Value Fund II
(“Classic Value Fund II”)
Class A, Class B, Class C, Class I, Class R1 and NAV Shares
John Hancock Core Equity Fund
(“Core Equity Fund”)
Class A, Class B, Class C and Class I Shares
John Hancock International Classic Value Fund
(“International Classic Value Fund”)
Class A, Class B, Class C, Class I and Class NAV Shares
John Hancock Large Cap Select Fund
(“Large Cap Select Fund”)
Class A, Class B, Class C, Class I and Class R1 Shares
John Hancock U.S. Global Leaders Growth Fund
(“U.S. Global Leaders Growth Fund”)
Class A, Class B, Class C, Class I and Class R1 Shares
Statement of Additional Information
May 1, 2008
This Statement of Additional Information (“SAI”) provides information about John Hancock Classic Value Fund, John Hancock Classic Value Fund II, John Hancock Core Equity Fund, John Hancock International Classic Value Fund, John Hancock Large Cap Select Fund and John Hancock U.S. Global Leaders Growth Fund (each a “Fund” and collectively, the “Funds”) in addition to the information that is contained in each Fund’s current Prospectus for Class A, B and C shares and in each Fund’s current Prospectus for Class I shares, the current Prospectus for Class R1 shares for Classic Value Fund, Classic Value Fund II, Large Cap Select Fund and U.S. Global Leaders Growth Fund and the current Prospectuses for Class NAV share for Classic Value Funds II and International Classic Value Fund (the “Prospectuses”). The Classic Value Fund, Classic Value Fund II, Core Equity Fund and Large Cap Select Fund are each a diversified series of John Hancock Capital Series (the “Trust”). The International Classic Value Fund and U.S. Global Leaders Growth Fund are both non-diversified series of the Trust.
This SAI is not a prospectus. It should be read in conjunction with each Fund Prospectus. This SAI incorporates by reference the Funds’ Annual Report. A copy of the Prospectuses or Annual Report can be obtained free of charge by writing or telephoning:
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9521
1-800-225-5291

ORGANIZATION OF THE FUNDS
Each Fund is a series of the Trust, an open-end investment management company organized as a Massachusetts business trust in 1984 under the laws of The Commonwealth of Massachusetts.
John Hancock Advisers, LLC (prior to February 1, 2002, John Hancock Advisers, Inc.) (the “Adviser”) is the Funds’ investment adviser. The Adviser is a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“Manulife Financial”). Founded in 1862, John Hancock Financial Services and its subsidiaries today offer a broad range of financial products and services, including whole, term, variable, and universal life insurance, as well as college savings products, mutual funds, fixed and variable annuities, long-term care insurance and various forms of business insurance.
Manulife Financial Corporation is a leading Canadian-based financial services group serving millions of customers in 19 countries and territories worldwide. Operating as Manulife Financial in Canada and most of Asia, and primarily through John Hancock in the United States, the Company offers clients a diverse range of financial protection products and wealth management services through its extensive network of employees, agents and distribution partners. FundsFunds under management by Manulife Financial and its subsidiaries were Cdn$396 billion (US$392 billion) as of December 31, 2007.
Manulife Financial Corporation trades as ‘MFC’ on the TSX, NYSE and PSE, and under ‘0945’ on the SEHK. Manulife Financial can be found on the Internet at www.manulife.com.
The Classic Value Fund, Classic Value Fund II and International Classic Value are sub-advised by Pzena Investment Management, LLC (“Pzena” or Sub-Adviser”).
The Core Equity Fund is sub-advised by Independence Investments LLC (“Independence” or Sub-Adviser).
The Large Cap Select Fund is sub-advised by Shay Asset Management, Inc. (“SAMI” or “Sub-Adviser”).
U.S. Global Leaders is sub-advised by Sustainable Growth Advisors, LP (“SGA” or “Sub-Adviser”).
Each Sub-Adviser is responsible for providing investment advice to the Fund indicated subject to the review of the Trustees and the overall supervision of the Adviser.
INVESTMENT OBJECTIVE AND POLICIES
The following information supplements the discussion of each Fund’s investment objective and policies discussed in the Prospectuses. Appendix A contains further information describing investment risks. The investment objective is non-fundamental and may be changed by the Trustees without shareholder approval. There is no assurance that the funds will achieve their investment objective.
Classic Value Fund
The Fund seeks long-term growth of capital. To pursue this goal, the Fund invests primarily in domestic equity securities and, normally, will invest at least 80% of net assets in such securities. The Sub-Adviser seeks to buy securities of companies that, in its opinion, are undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price to book, below market average, as defined by the S&P 500 Index.
The Sub-Adviser has a research team consisting of persons with extensive experience managing or advising large public businesses. When investing, the Sub-Adviser views itself as buying businesses, not stocks, and asks the question, “would we buy the entire business for cash at the current price?” In contrast to the more prevalent momentum strategies on Wall Street that ask, “what will happen next?”, the Sub-Adviser’s is a long-term strategy aimed at long-term returns.
In choosing individual securities, the Sub-Adviser screens a universe of the 500 largest publicly traded U.S. companies. Using fundamental research and a proprietary computer model, the Sub-Adviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the Sub-Adviser’s estimate of normal long-term earnings power. The Sub-Adviser’s management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the Sub-Adviser believes generally have the following characteristics: cheap on the basis of current price to estimated normal level of earnings; current earnings below normal levels; a sound plan to restore earnings to normal; a sustainable business advantage. This systematic process is intended to ensure that the Fund’s portfolio avoids the emotional inputs that can lead to overvalued securities.
The Sub-Adviser approaches sell decisions from the same disciplined framework. The Sub-Adviser generally sells a security when it reaches fair value, there are more attractive opportunities, or there is a change in company fundamentals.
The Fund anticipates that its portfolio turnover rate will normally not exceed 80%. The lack of frequent trading has the potential to increase tax efficiency and may lead to lower transaction costs, which could help to improve performance.
In abnormal market conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.
Preferred stocks. The Fund may invest in preferred stocks. Preferred stock generally has a preference to dividends and, upon liquidation, over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.
Convertible securities. The Fund may invest in convertible securities which may include corporate notes or preferred stock. Investments in convertible securities are not subject to the rating criteria with respect to non-convertible debt obligations. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. The market value of convertible securities can also be heavily dependent upon the changing value of the equity securities into which such securities are convertible, depending on whether the market price of the underlying security exceeds the conversion price. Convertible securities generally rank senior to common stocks in an issuer’s capital structure and consequently entail less risk than the issuer’s common stock. However, the extent to which such risk is reduced depends upon the degree to which the convertible security sells above its value as a fixed-income security.

Investment Companies. Subject to the Fund’s non-fundamental investment restriction set forth below, the Fund may invest in shares of other investment companies in pursuit of its investment objective. This may include investments in money market mutual funds in connection with the Fund’s management of daily cash positions. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund and its shareholders will also bear the pro rata portion of each other investment company’s advisory and operational expenses.
Government Securities. The Fund may invest in government securities. Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates (“GNMA”), are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation (“FHLMC”), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association Bonds (“FNMA”). No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.
Debt securities. The Fund may invest up to 20% of net assets in debt securities, including debt securities rated below investment grade. Debt securities of corporate and governmental issuers in which the Fund may invest are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk).
Lower Rated High Yield Debt Obligations. The Fund may invest up to 20% of net assets in high yielding, fixed income securities rated below investment grade (e.g., rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB by Standard & Poor’s Ratings Group (“S&P”).
Ratings are based largely on the historical financial condition of the issuer. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition, which may be better or worse than the rating would indicate. See Appendix B to this SAI which describes the characteristics of corporate bonds in the various ratings categories. The Fund may invest in comparable quality unrated securities which, in the opinion of the Adviser or Sub-Adviser, offer comparable yields and risks to those securities which are rated.
     Debt obligations rated in the lower ratings categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The high yield fixed income market is relatively new and its growth occurred during a period of economic expansion. The market has not yet been fully tested by an economic recession.
     The market price and liquidity of lower rated fixed income securities generally respond to short term corporate and market developments to a greater extent than do the price and liquidity of higher rated securities because such developments are perceived to have a more direct relationship to the ability of an issuer of such lower rated securities to meet its ongoing debt obligations.
     Reduced volume and liquidity in the high yield bond market or the reduced availability of market quotations will make it more difficult to dispose of the bonds and to value accurately the

Fund’s assets. The reduced availability of reliable, objective data may increase the Fund’s reliance on management’s judgment in valuing high yield bonds. In addition, the Fund’s investments in high yield securities may be susceptible to adverse publicity and investor perceptions, whether or not justified by fundamental factors. A Fund’s investments, and consequently its net asset value, will be subject to the market fluctuations and risks inherent in all securities.
Certificates of Deposit, Bankers’ Acceptances and Time Deposits. The Fund may acquire certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific Merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government. In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objective and policies stated above and in its prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.
Commercial Paper and Short-Term Notes. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturates of less than nine months and fixed rates of return, although such instruments may have maturates of up to one year. Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s Ratings Group, “Prime-1” or “Prime-2” by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality. These rating symbols are described in Appendix B.
Zero Coupon Securities. Among the debt securities in which the Fund may invest are zero coupon securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit quality. Original issue discount earned on zero coupon securities must be included in the Fund’s income. Thus, to continue to quality for tax treatment as a regulated investment company and to avoid a certain excise tax on undistributed income, the Fund may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. These distributions must be made from the Fund’s cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately could be reduced as a result.

Ratings as Investment Criteria. In general, the ratings of Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Group (“S&P”) represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Fund as initial criteria for the selection of debt securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix B contains further information concerning the rating of Moody’s and S&P and their significance. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund.
Investments in Foreign Securities. The Fund may invest up to 20% of its net assets in securities of foreign issuers that are not publicly traded in the United States, including Depositary receipts. The Fund may also invest without regard to the 20% limitation in securities of foreign issuers which are listed and traded on a domestic national securities exchange.
Depositary Receipts. The Fund may invest in securities of foreign issuers in the form of American Depositary Receipts (“ADRs”) and European Depositary Receipts (“EDRs”). These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national market and currencies. ADRs and EDRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.
Foreign Currency Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market.
The Fund may also enter into forward foreign currency exchange contracts to hedge against fluctuations in currency exchange rates affecting a particular transaction or portfolio position. Forward contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities quoted or denominated in the same or related foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in the same or related foreign currencies. The Fund may elect to hedge less than all of its foreign portfolio positions as deemed appropriate by the Adviser. The Fund will not engage in speculative forward foreign currency exchange transactions.
If the Fund purchases a forward contract, the Fund will segregate cash or liquid securities in a separate account in an amount equal to the value of the Fund’s total assets committed to the consummation of such forward contract. The assets in the segregated account will be valued at market daily and if the value of the securities in the separate account declines, additional cash or securities will be placed in the account so that the value of the account will be equal to the amount of the Fund’s commitment in forward contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.
Risks of Foreign Securities. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.
Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund’s net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that the Fund’s investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.
Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.
With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States’ economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
The dividends, in some cases capital gains and interest payable on certain of the Fund’s foreign portfolio securities, may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund’s shareholders.
Repurchase Agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with “primary dealers” in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.
The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund’s custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income decline in value of the underlying securities or lack of access to income during this period and the expense of enforcing its rights.
Reverse Repurchase Agreements and Other Borrowings. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of “interest” which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish and maintain a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements.
The Fund will not enter into reverse repurchase agreements and other borrowings except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed 33 1/3% of the Fund’s total assets (including the amount borrowed) taken at market value. The Fund will not use leverage to attempt to increase total return. The Fund will enter into reverse repurchase agreements only with federally insured banks which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Advisers will monitor the creditworthiness of the banks involved.
Restricted and Illiquid Securities. The Fund may purchase securities that are not registered (“restricted securities”) under the Securities Act of 1933 (“1933 Act”), including commercial paper issued in reliance on Section 4(2) of the 1933 act and securities offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Trustees have adopted guidelines and delegated to the Adviser the daily function of determining the monitoring and liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund’s investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.
Options on Securities and Securities Indices. The Fund may purchase and write (sell) call and put options on securities in which it may invest or on any securities index based on securities in which it may invest. These options may be listed on national domestic securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.
Writing Covered Options. A call option on securities written by the Fund obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities written by the Fund obligates the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.
All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities in a segregated account with a value at least equal to the Fund’s obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund’s net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.
The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as “closing purchase transactions”.
Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease (“protective puts”) in the market value of securities of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.
The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.
The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s portfolio securities. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund’s portfolio securities.
The Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers.

Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.
Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.
Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
The Fund’s ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.
The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser’s ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities markets.
Futures Contracts and Options on Futures Contracts. To seek to increase total return or hedge against changes in interest rates or securities prices, the Fund may purchase and sell various kinds of futures contracts and purchase and write call and put options on these futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities, securities indices and any other financial instruments and indices. All futures contracts entered into by the Fund are traded on U.S. exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission (“CFTC”).
Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.
Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire. When securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.
The Fund may, for example, take a “short” position in the futures market by selling futures contracts in an attempt to hedge against an anticipated decline in market prices that would adversely affect the value of the Fund’s portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund’s portfolio securities.
If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund’s portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund’s portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund’s portfolio securities.
When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund’s portfolio securities would be substantially offset by a decline in the value of the futures position.
On other occasions, the Fund may take a “long” position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase futures contracts as a substitute for transactions in securities, to alter the investment characteristics of portfolio securities or to gain or increase its exposure to a particular securities market.
Options on Futures Contracts. The Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.
The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund’s assets. By writing a call option, the Fund becomes obligated,

in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.
The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Fund’s ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.
Other Considerations. The Fund may engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that the is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.
To the extent that the Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund’s portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase.
Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities, require the Fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.
While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.
Perfect correlation between the Fund’s futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.
Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.
Lending of Securities. The Fund may lend its securities so long as such loans do not represent more than 33 1/3% of the Fund’s total assets. As collateral for the lent securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the lent securities. The collateral may consist of cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the lent securities increases. As with other extensions of credit, there are risks that collateral could be inadequate in the event of the borrower failing financially, which could result in actual financial loss, and risks that recovery of loaned securities could be delayed, which could result in interference with portfolio management decisions or exercise of ownership rights. The collateral is managed by an affiliate of the Adviser. In addition, the Fund may lose its right to vote its shares of the loaned securities at a shareholders meeting unless it recalls the loaned securities in advance of the record date for the meeting. The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, “Morgan Stanley”) which permits the Fund to lend securities to Morgan Stanley on a principal basis. It is presently anticipated that Morgan Stanley will be the primary borrower of securities of the Funds. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).
Rights and Warrants. The Fund may purchase warrants and rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price, subject to the Fund’s Investment Restrictions. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the Fund’s assets as compared with investing the same amount in the underlying stock.
Short Sales. The Fund may engage in short sales “against the box”. In a short sale against the box, the Fund borrows securities from a broker-dealer and sells the borrowed securities, and at all times during the transaction, the Fund either owns or has the right to acquire the same securities at no extra cost. If the price of the security has declined at the time the Fund is required to deliver the security, the Fund will benefit from the difference in the price. If the price of the security has increased, the Fund will be required to pay the difference.
Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. “When-issued” refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund’s losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.
On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities equal, of any type or maturity, in value to the Fund’s commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.
Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly higher brokerage expenses. The Fund’s portfolio turnover rate is set forth in the table under the caption “Financial Highlights” in the Prospectus.
Mortgage Securities
Prepayment of Mortgages. Mortgage securities differ from conventional bonds in that principal is paid over the life of the securities rather than at maturity. As a result, a fund which invests in mortgage securities receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When a fund reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is higher or lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of debt securities as a means of locking in long term interest rates.
In addition, because the underlying mortgage loans and assets may be prepaid at any time, if a fund purchases mortgage securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will increase yield to maturity. Conversely, if a fund purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected payments will reduce yield to maturity.
Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities are similar to the fixed rate mortgage securities discussed above, except that, unlike fixed rate mortgage securities, adjustable rate mortgage securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. Most adjustable rate mortgage securities provide for an initial mortgage rate that is in effect for a fixed period, typically ranging from three to twelve months. Thereafter, the mortgage interest rate will reset periodically in accordance with movements in a specified published interest rate index. The amount of interest due to an adjustable rate mortgage holder is determined in accordance with movements in a specified published interest rate index by adding a pre-determined increment or “margin” to the specified interest rate index. Many adjustable rate mortgage securities reset their interest rates based on changes in:

–	one-year, three-year and five-year constant maturity Treasury Bill rates;

–	three-month or six-month Treasury Bill rates;

–	11th District Federal Home Loan Bank Cost of Funds;

–	National Median Cost of Funds; or

–	one-month, three-month, six-month or one-year London Interbank Offered Rate (“LIBOR”) and other market rates.

During periods of increasing rates, a fund will not benefit from such increase to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments to exceed any maximum allowable annual or lifetime reset limits or “cap rates” for a particular mortgage. In this event, the value of the mortgage securities in a fund would likely decrease. During periods of declining interest rates, income to a fund derived from adjustable rate mortgages which remain in a mortgage pool may decrease in contrast to the income on fixed rate mortgages, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments. Also, a fund’s NAV could vary to the extent that current yields on adjustable rate mortgage securities held as investments are different than market yields during interim periods between coupon reset dates.
Privately-Issued Mortgage Securities. Privately-issued mortgage securities provide for the monthly principal and interest payments made by individual borrowers to pass through to investors on a corporate basis, and in privately issued collateralized mortgage obligations, as further described below. Privately-issued mortgage securities are issued by private originators of, or investors in, mortgage loans, including:

–	mortgage bankers;

–	commercial banks;

–	investment banks;

–	savings and loan associations; and

–	special purpose subsidiaries of the foregoing.

Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of the GNMA or Federal Home Loan Mortgage Corporation, such securities generally are structured with one or more types of credit enhancement. For a description of the types of credit enhancements that may accompany privately-issued mortgage securities, see “Types of Credit Support” below. A Fund that invests in mortgage securities will not limit its investments to asset-backed securities with credit enhancements.
Collateralized Mortgage Obligations (“CMOs”). CMOs generally are bonds or certificates issued in multiple classes that are collateralized by or represent an interest in mortgages. CMOs may be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment banks or other similar institutions. Each class of CMOs, often referred to as a “tranche,” may be issued with a specific fixed coupon rate (which may be zero) or a floating coupon rate. Each class of CMOs also has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on CMOs on a monthly, quarterly or semiannual basis.
The principal of and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. The general goal sought to be achieved in allocating cash flows on the underlying mortgages to the various classes of a series of CMOs is to create tranches on which the expected cash flows have a higher degree of predictability than the underlying mortgages. In creating such tranches, other tranches may be subordinated to the interests of these tranches and receive payments only after the obligations of the more senior tranches have been satisfied. As a general matter, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgages. The yields on these tranches are relatively higher than on tranches with more predictable cash flows. Because of the uncertainty of the cash flows on these tranches, and the sensitivity of these transactions to changes in prepayment rates on the underlying mortgages, the market prices of and yields on these tranches tend to be highly volatile. The market prices of and yields on tranches with longer terms to maturity also tend to be more volatile than tranches with shorter terms to maturity due to these same factors. To the extent the mortgages underlying a series of a CMO are so called “subprime mortgages” (mortgages granted to borrowers whose credit history is not sufficient to obtain a conventional mortgage), the risk of default is higher which increases the risk that one or more tranches of a CMO will not receive its predicted cash flows.
CMOs purchased by a fund may be:
(1) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government;
(2) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and the guarantee is collateralized by U.S. Government securities; or
(3) securities for which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. Government.
Separate Trading of Registered Interest and Principal of Securities (“STRIPS”). A Fund may invest in separately traded interest components of securities issued or guaranteed by the U.S. Treasury. The interest components of selected securities are traded independently under the STRIPS program. Under the STRIPS program, the interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.
Stripped Mortgage Securities. Stripped mortgage securities are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities in which the Funds invest. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities may be illiquid and, together with any other illiquid investments, will not exceed 15% of a Fund’s net assets. See “Additional Investment Policies — Illiquid Securities.”
Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on an IO class is extremely sensitive to changes in prevailing interest rates and the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on an investing fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, such fund may fail to fully recoup its initial investment in these securities even if the securities are rated highly.
As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage securities described in the Prospectus and this SAI, like other debt instruments, will tend to move in the opposite direction to interest rates. Accordingly, investing in IOs, in conjunction with the other mortgage securities described in the Prospectus and this SAI, is expected to contribute to a Fund’s relatively stable NAV.
In addition to the stripped mortgage securities described above, each of the Strategic Bond Trust, High Yield Trust and Value Trust may invest in similar securities such as Super Principal Only (“SPO”) and Leverage Interest Only (“LIO”) which are more volatile than POs and IOs. Risks associated with instruments, such as SPOs, are similar in nature to those risks related to investments in POs. Risks associated with LIOs and IOs are similar in nature to those associated with IOs. The Strategic Bond Trust may also invest in other similar instruments developed in the future that are deemed consistent with the investment objectives, policies and restrictions.
Under the Code, POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to a fund.
Inverse Floaters. Each of the Global Bond Trust, Total Return Trust, Real Return Bond Trust, Strategic Bond Trust, High Income Trust, High Yield Trust, Investment Quality Bond Trust and Value Trust may invest in inverse floaters. Inverse floaters may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Inverse floaters have greater volatility than other types of mortgage securities in which a fund invests (with the exception of stripped mortgage securities and there is a risk that the market value will vary from the amortized cost). Although inverse floaters are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, inverse floaters together with any other illiquid investments, will not exceed 15% of a Fund’s net assets. See “Additional Investment Policies — Illiquid Securities.”
Inverse floaters are derivative mortgage securities which are structured as a class of security that receives distributions on a pool of mortgage assets. Yields on inverse floaters move in the opposite direction of short-term interest rates and at an accelerated rate.
Types of Credit Support. Mortgage securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the impact of an obligor’s failure to make payments on underlying assets, mortgage securities may contain elements of credit support. A discussion of credit support is described under “Asset-Backed Securities.”
Asset-Backed Securities
The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Through the use of trusts and special purpose corporations, automobile and credit card receivables are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to the CMO structure.
Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of a shorter maturity than mortgage loans. As a result, investment in these securities should be subject to less volatility than mortgage securities. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, a fund must reinvest the prepaid amounts in securities with the prevailing interest rates at the time. Therefore, a fund’s ability to maintain an investment, including high-yielding asset-backed securities, will be affected adversely to the extent that prepayments of principal must be reinvested in securities which have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss. Unless otherwise stated in the Prospectus’ disclosure for a Fund, a Fund will only invest in asset-backed securities rated, at the time of purchase, AA or better by S&P or Aa or better by Moody’s.
As with mortgage securities, asset-backed securities are often backed by a pool of assets representing the obligation of a number of different parties and use similar credit enhancement techniques. For a description of the types of credit enhancement that may accompany asset-backed securities, see “Types of Credit Support” below. A Fund investing in asset-backed securities will not limit its investments to asset-backed securities with credit enhancements. Although asset-backed securities are not generally traded on a national securities exchange, such securities are widely traded by brokers and dealers, and will not be considered illiquid securities for the purposes of the investment restriction on illiquid securities under “Additional Investment Policies”.
Types of Credit Support. To lessen the impact of an obligor’s failure to make payments on underlying assets, mortgage securities and asset-backed securities may contain elements of credit support. Such credit support falls into two categories:

–	liquidity protection; and

–	default protection.

Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool of assets occurs in a timely fashion. Default protection provides protection against losses resulting from ultimate default and enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. A Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Some examples of credit support include:

–	“senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class);

–	creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses); and

–	“over-collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment on the securities and pay any servicing or other fees).

The ratings of mortgage securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or default protection are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of these securities could be reduced in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experienced on the underlying pool of assets is better than expected.
The degree of credit support provided for each issue is generally based on historical information concerning the level of credit risk associated with the underlying assets. Delinquency or loss greater than anticipated could adversely affect the return on an investment in mortgage securities or asset-backed securities.
Collateralized Debt Obligations. A Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the CBO trust or CLO trust, as applicable, and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class. In the case of both the equity tranche and the CBO or CLO tranches, the market prices of and yields on tranches with longer terms to maturity tend to be more volatile than tranches with shorter terms to maturity due to the greater volatility and uncertainty of cash flows.
The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a fund as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds (excluding Lifestyle Trusts) may invest in CDOs that are subordinate to other classes and, therefore, receive payments only after the obligations of the more senior class have been satisfied; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Classic Value Fund II
The Fund seeks long-term growth of capital. To pursue this goal, the Fund invests primarily in domestic equity securities and, normally, will invest at least 80% of net assets in such securities. The Sub-Adviser seeks to buy securities of companies that, in its opinion, are undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price to book, below market average, as defined by the S&P 500 Index.
The Sub-Adviser has a research team consisting of persons with extensive experience managing or advising large public businesses. When investing, the Sub-Adviser views itself as buying businesses, not stocks, and asks the question, “would we buy the entire business for cash at the current price?” In contrast to the more prevalent momentum strategies on Wall Street that ask, “what will happen next?”, the Sub-Adviser’s is a long-term strategy aimed at long-term returns.
In choosing domestic securities, the Sub-Adviser screens a universe of the 400 largest publicly traded U.S. companies. Using fundamental research and a proprietary computer model, the Sub-Adviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the Sub-Adviser’s estimate of normal long-term earnings power.
The Sub-Adviser’s management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the Sub-Adviser believes generally have the following characteristics: cheap on the basis of current price to estimated normal level of earnings; current earnings below normal levels; a sound plan to restore earnings to normal; a sustainable business advantage. This systematic process is intended to ensure that the Fund’s portfolio avoids the emotional inputs that can lead to overvalued securities.
The Sub-Adviser approaches sell decisions from the same disciplined framework. The Sub-Adviser generally sells a security when it reaches fair value, there are more attractive opportunities, or there is a change in company fundamentals.
The Fund anticipates that its portfolio turnover rate will normally not exceed 80%. The lack of frequent trading has the potential to increase tax efficiency and may lead to lower transaction costs, which could help to improve performance.
In abnormal market conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.
Preferred stocks. The Fund may invest in preferred stocks. Preferred stock generally has a preference to dividends and, upon liquidation, over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.
Convertible securities. The Fund may invest in convertible securities which may include corporate notes or preferred stock. Investments in convertible securities are not subject to the rating criteria with respect to non-convertible debt obligations. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. The market value of convertible securities can also be heavily dependent upon the changing value of the equity securities into which such securities are convertible, depending on whether the market price of the underlying security exceeds the conversion price. Convertible securities generally rank senior to common stocks in an issuer’s capital structure and consequently entail less risk than the issuer’s common stock. However, the extent to which such risk is reduced depends upon the degree to which the convertible security sells above its value as a fixed-income security.

Investment Companies. Subject to the Fund’s non-fundamental investment restriction set forth below, the Fund may invest in shares of other investment companies in pursuit of its investment objective. This may include investments in money market mutual funds in connection with the Fund’s management of daily cash positions. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund and its shareholders will also bear the pro rata portion of each other investment company’s advisory and operational expenses.
Government Securities. The Fund may invest in government securities. Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates (“GNMA”), are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation (“FHLMC”), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association Bonds (“FNMA”). No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.
Debt securities. The may invest up to 20% of net assets in debt securities, including debt securities rated below investment grade. Debt securities of corporate and governmental issuers in which the Fund may invest are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk).
Lower Rated High Yield Debt Obligations. The Fund may invest up to 20% of net assets in high yielding, fixed income securities rated below investment grade (e.g., rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB by Standard & Poor’s Ratings Group (“S&P”).
Ratings are based largely on the historical financial condition of the issuer. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition, which may be better or worse than the rating would indicate. See Appendix B to this SAI which describes the characteristics of corporate bonds in the various ratings categories. The Fund may invest in comparable quality unrated securities which, in the opinion of the Adviser or Sub-Adviser, offer comparable yields and risks to those securities which are rated.
     Debt obligations rated in the lower ratings categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The high yield fixed income market is relatively new and its growth occurred during a period of economic expansion. The market has not yet been fully tested by an economic recession.
     The market price and liquidity of lower rated fixed income securities generally respond to short term corporate and market developments to a greater extent than do the price and liquidity of higher rated securities because such developments are perceived to have a more direct relationship to the ability of an issuer of such lower rated securities to meet its ongoing debt obligations.
     Reduced volume and liquidity in the high yield bond market or the reduced availability of market quotations will make it more difficult to dispose of the bonds and to value accurately the

Fund’s assets. The reduced availability of reliable, objective data may increase the Fund’s reliance on management’s judgment in valuing high yield bonds. In addition, the Fund’s investments in high yield securities may be susceptible to adverse publicity and investor perceptions, whether or not justified by fundamental factors. A Fund’s investments, and consequently its net asset value, will be subject to the market fluctuations and risks inherent in all securities.
Certificates of Deposit, Bankers’ Acceptances and Time Deposits. The Fund may acquire certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government. In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objective and policies stated above and in its prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.
Commercial Paper and Short-Term Notes. The may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year. Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s Ratings Group, “Prime-1” or “Prime-2” by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality. These rating symbols are described in Appendix B.
Zero Coupon Securities. Among the debt securities in which the Fund may invest are zero coupon securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit quality. Original issue discount earned on zero coupon securities must be included in the Fund’s income. Thus, to continue to quality for tax treatment as a regulated investment company and to avoid a certain excise tax on undistributed income, the Fund may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. These distributions must be made from the Fund’s cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately could be reduced as a result.

Ratings as Investment Criteria. In general, the ratings of Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Group (“S&P”) represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Fund as initial criteria for the selection of debt securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix B contains further information concerning the rating of Moody’s and S&P and their significance. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund.
Investments in Foreign Securities. The Fund may invest up to 20% of its net assets in securities of foreign issuers that are not publicly traded in the United States, including Depositary receipts. The Fund may also invest without regard to the 20% limitation in securities of foreign issuers which are listed and traded on a domestic national securities exchange.
Depositary Receipts. The Fund may invest in securities of foreign issuers in the form of American Depositary Receipts (“ADRs”) and European Depositary Receipts (“EDRs”). These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national market and currencies. ADRs and EDRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.
Foreign Currency Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market.
The Fund may also enter into forward foreign currency exchange contracts to hedge against fluctuations in currency exchange rates affecting a particular transaction or portfolio position. Forward contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities quoted or denominated in the same or related foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in the same or related foreign currencies. The Fund may elect to hedge less than all of its foreign portfolio positions as deemed appropriate by the Adviser. The Fund will not engage in speculative forward foreign currency exchange transactions.
If the Fund purchases a forward contract, the Fund will segregate cash or liquid securities in a separate account in an amount equal to the value of the Fund’s total assets committed to the consummation of such forward contract. The assets in the segregated account will be valued at market daily and if the value of the securities in the separate account declines, additional cash or securities will be placed in the account so that the value of the account will be equal to the amount of the Fund’s commitment in forward contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.
Risks of Foreign Securities. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.
Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund’s net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that the Fund’s investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.
Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.
With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States’ economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
The dividends, in some cases capital gains and interest payable on certain of the Fund’s foreign portfolio securities, may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund’s shareholders.
Repurchase Agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with “primary dealers” in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.
The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund’s custodian either physically or in book-

entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income decline in value of the underlying securities or lack of access to income during this period and the expense of enforcing its rights.
Reverse Repurchase Agreements and Other Borrowings. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of “interest” which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish and maintain a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements.
The Fund will not enter into reverse repurchase agreements and other borrowings except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed 33 1/3% of the Fund’s total assets (including the amount borrowed) taken at market value. The Fund will not use leverage to attempt to increase total return. The Fund will enter into reverse repurchase agreements only with federally insured banks which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Advisers will monitor the creditworthiness of the banks involved.
Restricted and Illiquid Securities. The Fund may purchase securities that are not registered (“restricted securities”) under the Securities Act of 1933 (“1933 Act”), including commercial paper issued in reliance on Section 4(2) of the 1933 act and securities offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Trustees have adopted guidelines and delegated to the Adviser the daily function of determining the monitoring and liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund’s investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.
Options on Securities and Securities Indices. The Fund may purchase and write (sell) call and put options on securities in which it may invest or on any securities index based on securities in which it may invest. These options may be listed on national domestic securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.
Writing Covered Options. A call option on securities written by the Fund obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities written by the Fund obligates the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.
All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities in a segregated account with a value at least equal to the Fund’s obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund’s net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.
The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as “closing purchase transactions”.
Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease (“protective puts”) in the market value of securities of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.
The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.
The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s portfolio securities. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund’s portfolio securities.
The Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers.

Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.
Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.
Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
The Fund’s ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.
The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser’s ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities markets.
Futures Contracts and Options on Futures Contracts. To seek to increase total return or hedge against changes in interest rates or securities prices, the Fund may purchase and sell various kinds of futures contracts and purchase and write call and put options on these futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities, securities indices and any other financial instruments and indices. All futures contracts entered into by the Fund are traded on U.S. exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission (“CFTC”).
Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.
Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire. When securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.
The Fund may, for example, take a “short” position in the futures market by selling futures contracts in an attempt to hedge against an anticipated decline in market prices that would adversely affect the value of the Fund’s portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund’s portfolio securities.
If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund’s portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund’s portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund’s portfolio securities.
When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund’s portfolio securities would be substantially offset by a decline in the value of the futures position.
On other occasions, the Fund may take a “long” position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase futures contracts as a substitute for transactions in securities, to alter the investment characteristics of portfolio securities or to gain or increase its exposure to a particular securities market.
Options on Futures Contracts. The Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.
The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund’s assets. By writing a call option, the Fund becomes obligated,

in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.
The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Fund’s ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.
Other Considerations. The Fund may engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that the Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.
To the extent that the Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund’s portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase.
Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities, require the Fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.
While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.
Perfect correlation between the Fund’s futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.
Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.
Lending of Securities. The Fund may lend its securities so long as such loans do not represent more than 33 1/3% of the Fund’s total assets. As collateral for the lent securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the lent securities. The collateral may consist of cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the lent securities increases. As with other extensions of credit, there are risks that collateral could be inadequate in the event of the borrower failing financially, which could result in actual financial loss, and risks that recovery of loaned securities could be delayed, which could result in interference with portfolio management decisions or exercise of ownership rights. The collateral is managed by an affiliate of the Adviser. In addition, the Fund may lose its right to vote its shares of the loaned securities at a shareholders meeting unless it recalls the loaned securities in advance of the record date for the meeting. The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, “Morgan Stanley”) which permits the Fund to lend securities to Morgan Stanley on a principal basis. It is presently anticipated that Morgan Stanley will be the primary borrower of securities of the Funds. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).
Rights and Warrants. The Fund may purchase warrants and rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price, subject to the Fund’s Investment Restrictions. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the Fund’s assets as compared with investing the same amount in the underlying stock.
Short Sales. The Fund may engage in short sales “against the box”. In a short sale against the box, the Fund borrows securities from a broker-dealer and sells the borrowed securities, and at all times during the transaction, the Fund either owns or has the right to acquire the same securities at no extra cost. If the price of the security has declined at the time the Fund is required to deliver the security, the Fund will benefit from the difference in the price. If the price of the security has increased, the Fund will be required to pay the difference.
Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. “When-issued” refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund’s losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.
On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities equal, of any type or maturity, in value to the Fund’s commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.
Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly higher brokerage expenses. The Fund’s portfolio turnover rate is set forth in the table under the caption “Financial Highlights” in the Prospectus.
Mortgage Securities
Prepayment of Mortgages. Mortgage securities differ from conventional bonds in that principal is paid over the life of the securities rather than at maturity. As a result, a fund which invests in mortgage securities receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When a fund reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is higher or lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of debt securities as a means of locking in long term interest rates.
In addition, because the underlying mortgage loans and assets may be prepaid at any time, if a fund purchases mortgage securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will increase yield to maturity. Conversely, if a fund purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected payments will reduce yield to maturity.
Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities are similar to the fixed rate mortgage securities discussed above, except that, unlike fixed rate mortgage securities, adjustable rate mortgage securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. Most adjustable rate mortgage securities provide for an initial mortgage rate that is in effect for a fixed period, typically ranging from three to twelve months. Thereafter, the mortgage interest rate will reset periodically in accordance with movements in a specified published interest rate index. The amount of interest due to an adjustable rate mortgage holder is determined in accordance with movements in a specified published interest rate index by adding a pre-determined increment or “margin” to the specified interest rate index. Many adjustable rate mortgage securities reset their interest rates based on changes in:

–	one-year, three-year and five-year constant maturity Treasury Bill rates;

–	three-month or six-month Treasury Bill rates;

–	11th District Federal Home Loan Bank Cost of Funds;

–	National Median Cost of Funds; or

–	one-month, three-month, six-month or one-year London Interbank Offered Rate (“LIBOR”) and other market rates.

During periods of increasing rates, a fund will not benefit from such increase to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments to exceed any maximum allowable annual or lifetime reset limits or “cap rates” for a particular mortgage. In this event, the value of the mortgage securities in a fund would likely decrease. During periods of declining interest rates, income to a fund derived from adjustable rate mortgages which remain in a mortgage pool may decrease in contrast to the income on fixed rate mortgages, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments. Also, a fund’s NAV could vary to the extent that current yields on adjustable rate mortgage securities held as investments are different than market yields during interim periods between coupon reset dates.
Privately-Issued Mortgage Securities. Privately-issued mortgage securities provide for the monthly principal and interest payments made by individual borrowers to pass through to investors on a corporate basis, and in privately issued collateralized mortgage obligations, as further described below. Privately-issued mortgage securities are issued by private originators of, or investors in, mortgage loans, including:

–	mortgage bankers;

–	commercial banks;

–	investment banks;

–	savings and loan associations; and

–	special purpose subsidiaries of the foregoing.

Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of the GNMA or Federal Home Loan Mortgage Corporation, such securities generally are structured with one or more types of credit enhancement. For a description of the types of credit enhancements that may accompany privately-issued mortgage securities, see “Types of Credit Support” below. A Fund that invests in mortgage securities will not limit its investments to asset-backed securities with credit enhancements.
Collateralized Mortgage Obligations (“CMOs”). CMOs generally are bonds or certificates issued in multiple classes that are collateralized by or represent an interest in mortgages. CMOs may be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment banks or other similar institutions. Each class of CMOs, often referred to as a “tranche,” may be issued with a specific fixed coupon rate (which may be zero) or a floating coupon rate. Each class of CMOs also has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on CMOs on a monthly, quarterly or semiannual basis.
The principal of and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. The general goal sought to be achieved in allocating cash flows on the underlying mortgages to the various classes of a series of CMOs is to create tranches on which the expected cash flows have a higher degree of predictability than the underlying mortgages. In creating such tranches, other tranches may be subordinated to the interests of these tranches and receive payments only after the obligations of the more senior tranches have been satisfied. As a general matter, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgages. The yields on these tranches are relatively higher than on tranches with more predictable cash flows. Because of the uncertainty of the cash flows on these tranches, and the sensitivity of these transactions to changes in prepayment rates on the underlying mortgages, the market prices of and yields on these tranches tend to be highly volatile. The market prices of and yields on tranches with longer terms to maturity also tend to be more volatile than tranches with shorter terms to maturity due to these same factors. To the extent the mortgages underlying a series of a CMO are so called “subprime mortgages” (mortgages granted to borrowers whose credit history is not sufficient to obtain a conventional mortgage), the risk of default is higher which increases the risk that one or more tranches of a CMO will not receive its predicted cash flows.
CMOs purchased by a fund may be:
(1) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government;
(2) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and the guarantee is collateralized by U.S. Government securities; or
(3) securities for which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. Government.
Separate Trading of Registered Interest and Principal of Securities (“STRIPS”). A Fund may invest in separately traded interest components of securities issued or guaranteed by the U.S. Treasury. The interest components of selected securities are traded independently under the STRIPS program. Under the STRIPS program, the interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.
Stripped Mortgage Securities. Stripped mortgage securities are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities in which the Funds invest. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities may be illiquid and, together with any other illiquid investments, will not exceed 15% of a Fund’s net assets. See “Additional Investment Policies — Illiquid Securities.”
Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on an IO class is extremely sensitive to changes in prevailing interest rates and the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on an investing fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, such fund may fail to fully recoup its initial investment in these securities even if the securities are rated highly.
As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage securities described in the Prospectus and this SAI, like other debt instruments, will tend to move in the opposite direction to interest rates. Accordingly, investing in IOs, in conjunction with the other mortgage securities described in the Prospectus and this SAI, is expected to contribute to a Fund’s relatively stable NAV.
In addition to the stripped mortgage securities described above, each of the Strategic Bond Trust, High Yield Trust and Value Trust may invest in similar securities such as Super Principal Only (“SPO”) and Leverage Interest Only (“LIO”) which are more volatile than POs and IOs. Risks associated with instruments, such as SPOs, are similar in nature to those risks related to investments in POs. Risks associated with LIOs and IOs are similar in nature to those associated with IOs. The Strategic Bond Trust may also invest in other similar instruments developed in the future that are deemed consistent with the investment objectives, policies and restrictions.
Under the Code, POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to a fund.
Inverse Floaters. Each of the Global Bond Trust, Total Return Trust, Real Return Bond Trust, Strategic Bond Trust, High Income Trust, High Yield Trust, Investment Quality Bond Trust and Value Trust may invest in inverse floaters. Inverse floaters may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Inverse floaters have greater volatility than other types of mortgage securities in which a fund invests (with the exception of stripped mortgage securities and there is a risk that the market value will vary from the amortized cost). Although inverse floaters are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, inverse floaters together with any other illiquid investments, will not exceed 15% of a Fund’s net assets. See “Additional Investment Policies — Illiquid Securities.”
Inverse floaters are derivative mortgage securities which are structured as a class of security that receives distributions on a pool of mortgage assets. Yields on inverse floaters move in the opposite direction of short-term interest rates and at an accelerated rate.
Types of Credit Support. Mortgage securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the impact of an obligor’s failure to make payments on underlying assets, mortgage securities may contain elements of credit support. A discussion of credit support is described under “Asset-Backed Securities.”
Asset-Backed Securities
The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Through the use of trusts and special purpose corporations, automobile and credit card receivables are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to the CMO structure.
Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of a shorter maturity than mortgage loans. As a result, investment in these securities should be subject to less volatility than mortgage securities. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, a fund must reinvest the prepaid amounts in securities with the prevailing interest rates at the time. Therefore, a fund’s ability to maintain an investment, including high-yielding asset-backed securities, will be affected adversely to the extent that prepayments of principal must be reinvested in securities which have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss. Unless otherwise stated in the Prospectus’ disclosure for a Fund, a Fund will only invest in asset-backed securities rated, at the time of purchase, AA or better by S&P or Aa or better by Moody’s.
As with mortgage securities, asset-backed securities are often backed by a pool of assets representing the obligation of a number of different parties and use similar credit enhancement techniques. For a description of the types of credit enhancement that may accompany asset-backed securities, see “Types of Credit Support” below. A Fund investing in asset-backed securities will not limit its investments to asset-backed securities with credit enhancements. Although asset-backed securities are not generally traded on a national securities exchange, such securities are widely traded by brokers and dealers, and will not be considered illiquid securities for the purposes of the investment restriction on illiquid securities under “Additional Investment Policies”.
Types of Credit Support. To lessen the impact of an obligor’s failure to make payments on underlying assets, mortgage securities and asset-backed securities may contain elements of credit support. Such credit support falls into two categories:

–	liquidity protection; and

–	default protection.

Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool of assets occurs in a timely fashion. Default protection provides protection against losses resulting from ultimate default and enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. A Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Some examples of credit support include:

–	“senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class);

–	creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses); and

–	“over-collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment on the securities and pay any servicing or other fees).

The ratings of mortgage securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or default protection are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of these securities could be reduced in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experienced on the underlying pool of assets is better than expected.
The degree of credit support provided for each issue is generally based on historical information concerning the level of credit risk associated with the underlying assets. Delinquency or loss greater than anticipated could adversely affect the return on an investment in mortgage securities or asset-backed securities.
Collateralized Debt Obligations. A Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the CBO trust or CLO trust, as applicable, and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class. In the case of both the equity tranche and the CBO or CLO tranches, the market prices of and yields on tranches with longer terms to maturity tend to be more volatile than tranches with shorter terms to maturity due to the greater volatility and uncertainty of cash flows.
The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a fund as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds (excluding Lifestyle Trusts) may invest in CDOs that are subordinate to other classes and, therefore, receive payments only after the obligations of the more senior class have been satisfied; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Core Equity Fund
The investment objective of the Fund is to seek above average total return, consisting of capital appreciation and income. The Fund will diversify its investments to create a portfolio with a risk profile and characteristics similar to the Russell 1000 Index. Consequently, the Fund will invest in a number of industry groups without concentration in any particular industry. The Fund’s investments will be subject to the market fluctuation and risks inherent in all securities. Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. Equity securities include common and preferred stocks, ADRs and their equivalents (including warrants to purchase such stock, securities convertible into such stocks, exchange traded funds (ETFs) and equity index futures).
In abnormal circumstances, such as situations where the Fund experiences unusually large cash inflows or anticipates unusually large redemptions, and in adverse market, economic, political, or other conditions, the Fund may temporarily invest more than 20% of its Assets in investment-grade short-term securities, cash and cash equivalents.
With respect to the Fund’s investment policy of investing at least 80% of its Assets in equity securities, “Assets” is defined as net assets plus the amount of any borrowings for investment purposes. The Fund will notify shareholders at least 60 days prior to any change in this policy.
Ratings as Investment Criteria. In general, the ratings of Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Group (“S&P”) represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized, however, that such ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Fund as initial criteria for the selection of debt securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix B contains further information concerning the ratings of Moody’s and S&P and their significance.
Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund.
Fixed Income Securities. Under normal market conditions, the Fund may invest in fixed income securities (including debt securities and preferred stocks) that are rated Baa or better by Moody’s or BBB or better by S&P or, if unrated, determined to be of comparable quality by the Adviser and the Sub-Adviser (“investment grade debt securities”). The value of fixed income securities varies inversely with changes in the prevailing levels of interest rates. In addition, debt securities rated BBB or Baa and unrated debt securities of comparable quality are considered medium grade obligations and have speculative characteristics. Adverse changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payment than in the case of higher grade obligations.
For temporary defensive purposes, the Fund may invest up to 100% of its assets in investment grade debt securities of any type or maturity.
Investment in Foreign Securities. The Fund may invest in the securities of foreign issuers in the form of sponsored and unsponsored American Depository Receipts (“ADRs”) and U.S. dollar-denominated securities of foreign issuers traded on U.S. exchanges. ADRs (sponsored and unsponsored) are receipts, typically issued by U.S. banks, which evidence ownership of underlying securities issued by a foreign corporation. ADRs are publicly traded on a U.S. stock exchange or in the over-the-counter market. An investment in foreign securities including ADRs may be affected by changes in currency rates and in exchange control regulations. Issuers of unsponsored ADRs are not contractually obligated to disclose material information including financial information, in the United States and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR. Foreign companies may not be subject to accounting standards or government supervision comparable to U.S. companies, and there is often less publicly available information about their operations. Foreign companies may also be affected by political or financial inability abroad. These risk considerations may be intensified in the case of investments in ADRs of foreign companies that are located in emerging market countries. ADRs of companies located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.
Repurchase Agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price, plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with “primary dealers” in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.
The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund’s custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities and during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income, lack of access to income during this period, and the expense of enforcing its rights.
Reverse Repurchase Agreements And Other Borrowings. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of “interest” which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will require those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish and maintain a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements. In addition, the Fund will not enter into reverse repurchase agreements or borrow money, except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed) taken at market value. The Fund will not leverage to attempt to increase income. The Fund will not purchase securities while outstanding borrowings exceed 5% of the Fund’s total assets. The Fund will enter into reverse repurchase agreements only with federally insured banks or savings and loan associations which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Adviser will monitor the creditworthiness of the banks involved.
Restricted Securities. The Fund may purchase securities that are not registered (“restricted securities”) under the Securities Act of 1933 (“1933 Act”), including commercial paper issued in reliance on Section 4(2) of the 1933 Act and securities offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Trustees have adopted guidelines and delegated to the Adviser the daily function of determining the monitoring and liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund’s investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.
Options on Securities and Securities Indices. The Fund may purchase and write (sell) call and put options on securities in which it may invest or on any securities index based on securities in which it may invest. These options may be listed on national domestic securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.
Writing Covered Options. A call option on securities written by the Fund obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities written by the Fund obligates the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.
All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities in a segregated account with a value at least equal to the Fund’s obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund’s net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.
The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as “closing purchase transactions”.
Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease (“protective puts”) in the market value of securities of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.
The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.
The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s portfolio securities. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund’s portfolio securities.
The Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.
Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.
Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
The Fund’s ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.
The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser’s ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities markets.
Futures Contracts and Options on Futures Contracts. To seek to increase total return or hedge against changes in interest rates or securities prices, the Fund may purchase and sell various kinds of futures contracts and purchase and write call and put options on these futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities, securities indices and any other financial instruments and indices. All futures contracts entered into by the Fund are traded on U.S. exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission (“CFTC”).
Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).
Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.
Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire. When securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.
The Fund may, for example, take a “short” position in the futures market by selling futures contracts in an attempt to hedge against an anticipated decline in market prices that would adversely affect the value of the Fund’s portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund’s portfolio securities.
If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund’s portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund’s portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund’s portfolio securities.
When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund’s portfolio securities would be substantially offset by a decline in the value of the futures position.
On other occasions, the Fund may take a “long” position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase futures contracts as a substitute for transactions in securities, to alter the investment characteristics of portfolio securities or to gain or increase its exposure to a particular securities market.
Options on Futures Contracts. The Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.
The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund’s assets. By writing a call option, the Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.
The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Fund’s ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.
Other Considerations. The Fund may engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that the Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.
To the extent that the Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund’s portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase.
Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities, require the Fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.
Perfect correlation between the Fund’s futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.
Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.
Lending of Securities. The Fund may lend its securities so long as such loans do not represent more than 33 1/3% of the Fund’s total assets. As collateral for the lent securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the lent securities. The collateral may consist of cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the lent securities increases. As with other extensions of credit, there are risks that collateral could be inadequate in the event of the borrower failing financially, which could result in actual financial loss, and risks that recovery of loaned securities could be delayed, which could result in interference with portfolio management decisions or exercise of ownership rights. The collateral is managed by an affiliate of the Adviser. In addition, the Fund may lose its right to vote its shares of the loaned securities at a shareholders meeting unless it recalls the loaned securities in advance of the record date for the meeting. The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, “Morgan Stanley”) which permits the Fund to lend securities to Morgan Stanley on a principal basis. It is presently anticipated that Morgan Stanley will be the primary borrower of securities of the Funds. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).
Rights and Warrants. The Fund may purchase warrants and rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price subject to the Fund’s Investment Restrictions. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrant and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the Fund’s assets as compared with investing the same amount in the underlying stock.
Short Sales. The Fund may engage in short sales “against the box”. In a short sale against the box, the Fund agrees to sell at a future date a security that it either contemporaneously owns or has the right to acquire at no extra cost. If the price of the security has declined at the time the

Fund is required to deliver the security, the Fund will benefit from the difference in the price. If the price of the security has increased, the Fund will be required to pay the difference.
Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. “When-issued” refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.
When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund’s losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.
On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities, of any type or maturity, equal in value to the Fund’s commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.
Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly greater brokerage expenses. The Fund’s portfolio turnover rate is set forth in the table under the caption “Financial Highlights” in the Prospectus.
Mortgage Securities
Prepayment of Mortgages. Mortgage securities differ from conventional bonds in that principal is paid over the life of the securities rather than at maturity. As a result, a fund which invests in mortgage securities receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When a fund reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is higher or lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of debt securities as a means of locking in long term interest rates.
In addition, because the underlying mortgage loans and assets may be prepaid at any time, if a fund purchases mortgage securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will increase yield to maturity. Conversely, if a fund purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected payments will reduce yield to maturity.

Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities are similar to the fixed rate mortgage securities discussed above, except that, unlike fixed rate mortgage securities, adjustable rate mortgage securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. Most adjustable rate mortgage securities provide for an initial mortgage rate that is in effect for a fixed period, typically ranging from three to twelve months. Thereafter, the mortgage interest rate will reset periodically in accordance with movements in a specified published interest rate index. The amount of interest due to an adjustable rate mortgage holder is determined in accordance with movements in a specified published interest rate index by adding a pre-determined increment or “margin” to the specified interest rate index. Many adjustable rate mortgage securities reset their interest rates based on changes in:

–	one-year, three-year and five-year constant maturity Treasury Bill rates;

–	three-month or six-month Treasury Bill rates;

–	11th District Federal Home Loan Bank Cost of Funds;

–	National Median Cost of Funds; or

–	one-month, three-month, six-month or one-year London Interbank Offered Rate (“LIBOR”) and other market rates.

During periods of increasing rates, a fund will not benefit from such increase to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments to exceed any maximum allowable annual or lifetime reset limits or “cap rates” for a particular mortgage. In this event, the value of the mortgage securities in a fund would likely decrease. During periods of declining interest rates, income to a fund derived from adjustable rate mortgages which remain in a mortgage pool may decrease in contrast to the income on fixed rate mortgages, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments. Also, a fund’s NAV could vary to the extent that current yields on adjustable rate mortgage securities held as investments are different than market yields during interim periods between coupon reset dates.
Privately-Issued Mortgage Securities. Privately-issued mortgage securities provide for the monthly principal and interest payments made by individual borrowers to pass through to investors on a corporate basis, and in privately issued collateralized mortgage obligations, as further described below. Privately-issued mortgage securities are issued by private originators of, or investors in, mortgage loans, including:

–	mortgage bankers;

–	commercial banks;

–	investment banks;

–	savings and loan associations; and

–	special purpose subsidiaries of the foregoing.

Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of the GNMA or Federal Home Loan Mortgage Corporation, such securities generally are structured with one or more types of credit enhancement. For a description of the types of credit enhancements that may accompany privately-issued mortgage securities, see “Types of Credit Support” below. A Fund that invests in mortgage securities will not limit its investments to asset-backed securities with credit enhancements.
Collateralized Mortgage Obligations (“CMOs”). CMOs generally are bonds or certificates issued in multiple classes that are collateralized by or represent an interest in mortgages. CMOs may be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment banks or other similar institutions. Each class of CMOs, often referred to as a “tranche,” may be issued with a specific fixed coupon rate (which may be zero) or a floating coupon rate. Each class of CMOs also has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on CMOs on a monthly, quarterly or semiannual basis.
The principal of and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. The general goal sought to be achieved in allocating cash flows on the underlying mortgages to the various classes of a series of CMOs is to create tranches on which the expected cash flows have a higher degree of predictability than the underlying mortgages. In creating such tranches, other tranches may be subordinated to the interests of these tranches and receive payments only after the obligations of the more senior tranches have been satisfied. As a general matter, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgages. The yields on these tranches are relatively higher than on tranches with more predictable cash flows. Because of the uncertainty of the cash flows on these tranches, and the sensitivity of these transactions to changes in prepayment rates on the underlying mortgages, the market prices of and yields on these tranches tend to be highly volatile. The market prices of and yields on tranches with longer terms to maturity also tend to be more volatile than tranches with shorter terms to maturity due to these same factors. To the extent the mortgages underlying a series of a CMO are so called “subprime mortgages” (mortgages granted to borrowers whose credit history is not sufficient to obtain a conventional mortgage), the risk of default is higher which increases the risk that one or more tranches of a CMO will not receive its predicted cash flows.
CMOs purchased by a fund may be:
(1) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government;
(2) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and the guarantee is collateralized by U.S. Government securities; or
(3) securities for which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. Government.
Separate Trading of Registered Interest and Principal of Securities (“STRIPS”). A Fund may invest in separately traded interest components of securities issued or guaranteed by the U.S. Treasury. The interest components of selected securities are traded independently under the STRIPS program. Under the STRIPS program, the interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.
Stripped Mortgage Securities. Stripped mortgage securities are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities in which the Funds invest. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities may be illiquid and, together with any other illiquid investments, will not exceed 15% of a Fund’s net assets. See “Additional Investment Policies — Illiquid Securities.”
Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on an IO class is extremely sensitive to changes in prevailing interest rates and the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on an investing fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, such fund may fail to fully recoup its initial investment in these securities even if the securities are rated highly.
As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage securities described in the Prospectus and this SAI, like other debt instruments, will tend to move in the opposite direction to interest rates. Accordingly, investing in IOs, in conjunction with the other mortgage securities described in the Prospectus and this SAI, is expected to contribute to a Fund’s relatively stable NAV.
In addition to the stripped mortgage securities described above, each of the Strategic Bond Trust, High Yield Trust and Value Trust may invest in similar securities such as Super Principal Only (“SPO”) and Leverage Interest Only (“LIO”) which are more volatile than POs and IOs. Risks associated with instruments, such as SPOs, are similar in nature to those risks related to investments in POs. Risks associated with LIOs and IOs are similar in nature to those associated with IOs. The Strategic Bond Trust may also invest in other similar instruments developed in the future that are deemed consistent with the investment objectives, policies and restrictions.
Under the Code, POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to a fund.
Inverse Floaters. Each of the Global Bond Trust, Total Return Trust, Real Return Bond Trust, Strategic Bond Trust, High Income Trust, High Yield Trust, Investment Quality Bond Trust and Value Trust may invest in inverse floaters. Inverse floaters may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Inverse floaters have greater volatility than other types of mortgage securities in which a fund invests (with the exception of stripped mortgage securities and there is a risk that the market value will vary from the amortized cost). Although inverse floaters are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, inverse floaters together with any other illiquid investments, will not exceed 15% of a Fund’s net assets. See “Additional Investment Policies — Illiquid Securities.”
Inverse floaters are derivative mortgage securities which are structured as a class of security that receives distributions on a pool of mortgage assets. Yields on inverse floaters move in the opposite direction of short-term interest rates and at an accelerated rate.
Types of Credit Support. Mortgage securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the impact of an obligor’s failure to make payments on underlying assets, mortgage securities may contain elements of credit support. A discussion of credit support is described under “Asset-Backed Securities.”

Asset-Backed Securities
The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Through the use of trusts and special purpose corporations, automobile and credit card receivables are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to the CMO structure.
Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of a shorter maturity than mortgage loans. As a result, investment in these securities should be subject to less volatility than mortgage securities. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, a fund must reinvest the prepaid amounts in securities with the prevailing interest rates at the time. Therefore, a fund’s ability to maintain an investment, including high-yielding asset-backed securities, will be affected adversely to the extent that prepayments of principal must be reinvested in securities which have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss. Unless otherwise stated in the Prospectus’ disclosure for a Fund, a Fund will only invest in asset-backed securities rated, at the time of purchase, AA or better by S&P or Aa or better by Moody’s.
As with mortgage securities, asset-backed securities are often backed by a pool of assets representing the obligation of a number of different parties and use similar credit enhancement techniques. For a description of the types of credit enhancement that may accompany asset-backed securities, see “Types of Credit Support” below. A Fund investing in asset-backed securities will not limit its investments to asset-backed securities with credit enhancements. Although asset-backed securities are not generally traded on a national securities exchange, such securities are widely traded by brokers and dealers, and will not be considered illiquid securities for the purposes of the investment restriction on illiquid securities under “Additional Investment Policies”.
Types of Credit Support. To lessen the impact of an obligor’s failure to make payments on underlying assets, mortgage securities and asset-backed securities may contain elements of credit support. Such credit support falls into two categories:

–	liquidity protection; and

–	default protection.

Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool of assets occurs in a timely fashion. Default protection provides protection against losses resulting from ultimate default and enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. A Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Some examples of credit support include:

–	“senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class);

–	creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses); and

–	“over-collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment on the securities and pay any servicing or other fees).

The ratings of mortgage securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or default protection are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of these securities could be reduced in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experienced on the underlying pool of assets is better than expected.
The degree of credit support provided for each issue is generally based on historical information concerning the level of credit risk associated with the underlying assets. Delinquency or loss greater than anticipated could adversely affect the return on an investment in mortgage securities or asset-backed securities.
Collateralized Debt Obligations. A Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the CBO trust or CLO trust, as applicable, and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class. In the case of both the equity tranche and the CBO or CLO tranches, the market prices of and yields on tranches with longer terms to maturity tend to be more volatile than tranches with shorter terms to maturity due to the greater volatility and uncertainty of cash flows.
The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a fund as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds (excluding Lifestyle Trusts) may invest in CDOs that are subordinate to other classes and, therefore, receive payments only after the obligations of the more senior class have been satisfied; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
International Classic Value Fund
The Fund seeks long-term growth of capital. To pursue its objective, the Fund normally invests at least 80% of its net assets in equity securities of issuers located in countries throughout the world other than the United States. These securities may be listed or traded in the United States, on foreign stock exchanges or over the counter. In managing the Fund, the Sub-Adviser follows a classic “deep value” strategy. It seeks to identify companies it believes are undervalued on the basis of current price to an estimated normal level of earnings, and constructs a portfolio of stocks that are in the most undervalued or “deep” value portion of its universe. In the Sub-Adviser’s opinion, normal earnings provide a more accurate measure for evaluating a company’s performance by smoothing out extreme high and low periods. Companies considered for investment must have a competitive advantage such as a superior distribution network, low cost structure, or simply, tangible assets. These advantages ultimately serve to help protect the investment. Companies in the portfolio also must have a sound plan to restore earnings and cash flow to normal over the long run.
In choosing individual securities, the Sub-Adviser generally screens a universe of the 1500 largest companies outside the U.S. Using fundamental research and proprietary computer models, the Sub-Adviser ranks these companies from the least to the most expensive on the basis of current share price to normal long-term earnings power. The Sub-Adviser generally considers investing in those companies that rank among the cheapest 20% of the universe, and systematically rules out companies whose share price is not among the most attractive. Before investing, the Sub-Adviser considers the value of an entire business relative to its price.
The Sub-Adviser approaches sell decisions from the same disciplined framework. The Sub-Adviser generally sells a security when it reaches pair value, there are more attractive opportunities or there is a change in company fundamentals.
In abnormal market conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.
Non-Diversification: The Fund has elected “non-diversified” status under the Investment Company Act of 1940 and may invest more than 5% of total assets in securities of a single company. However, the Fund intends to comply with the diversification standards applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. In order to meet these standards, among other requirements, at the close of each quarter of its taxable year (a) at least 50% of the value of the Fund’s total assets must be represented by one or more of the following: (i) cash and cash items, including receivables; (ii) U.S. Government securities; (iii) securities of other regulated investment companies; and (iv) securities (other than those in items (ii) and (iii) above) of any one or more issuers as to which the Fund’s investment in an issuer does not exceed 5% of the value of the Fund’s total assets (valued at time of purchase); and (b) not more than 25% of its total assets (valued at time of purchase) may be invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).
The Fund’s ability to invest heavily in securities of individual issuers may increase the volatility of the Fund’s investment performance. Changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a diversified fund.

Preferred stocks. The fund may invest in preferred stocks. Preferred stock generally has a preference to dividends and, upon liquidation, over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.
Convertible securities. The Fund may invest in convertible securities which may include corporate notes or preferred stock. Investments in convertible securities are not subject to the rating criteria with respect to non-convertible debt obligations. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. The market value of convertible securities can also be heavily dependent upon the changing value of the equity securities into which such securities are convertible, depending on whether the market price of the underlying security exceeds the conversion price. Convertible securities generally rank senior to common stocks in an issuer’s capital structure and consequently entail less risk than the issuer’s common stock. However, the extent to which such risk is reduced depends upon the degree to which the convertible security sells above its value as a fixed-income security.
Investment Companies. Subject to the Fund’s non-fundamental investment restriction (1) set forth below, the Fund may invest in shares of other investment companies in pursuit of its investment objective. This may include investments in money market mutual funds in connection with the Fund’s management of daily cash positions and certain exchange-traded funds (“ETF’s”). An ETF represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risk of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund and its shareholders will also bear the pro rata portion of each other investment company’s advisory and operational expenses.
Equity-Linked Securities. The Fund may purchase equity-linked securities; also known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are primarily used by a Fund as an alternative means to access the securities market of a country. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount equal to the selling price of the underlying security in exchange for an equity linked security. Upon sale, the Fund receives cash from the broker or custodian based on the change in the value of the underlying security. Aside from market risk there is of the underlying security, there is the risk of default by the other party to the transaction. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while a Fund will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair the Fund’s ability to enter into other transactions at a time when doing so might be advantageous. The Fund’s investments in equity-linked securities may be subject to its 15% of net assets limitation on investments in illiquid securities.
Government Securities. The Fund may invest in government securities. Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National

Mortgage Association certificates (“GNMA”), are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation (“FHLMC”), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association Bonds (“FNMA”). No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.
Debt securities. The Fund may invest up to 20% of net assets in debt securities, including debt securities rated below investment grade. Debt securities of corporate and governmental issuers in which the Fund may invest are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk).
Lower Rated High Yield Debt Obligations. The Fund may invest up to 20% of net assets in high yielding, fixed income securities rated below investment grade (e.g., rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB by Standard & Poor’s Ratings Group (“S&P”).
Ratings are based largely on the historical financial condition of the issuer. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition, which may be better or worse than the rating would indicate. See Appendix B to this SAI which describes the characteristics of corporate bonds in the various ratings categories. The may invest in comparable quality unrated securities which, in the opinion of the Adviser or Sub-Adviser, offer comparable yields and risks to those securities which are rated.
Debt obligations rated in the lower ratings categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The high yield fixed income market is relatively new and its growth occurred during a period of economic expansion. The market has not yet been fully tested by an economic recession.
The market price and liquidity of lower rated fixed income securities generally respond to short term corporate and market developments to a greater extent than do the price and liquidity of higher rated securities because such developments are perceived to have a more direct relationship to the ability of an issuer of such lower rated securities to meet its ongoing debt obligations.
Reduced volume and liquidity in the high yield bond market or the reduced availability of market quotations will make it more difficult to dispose of the bonds and to value accurately the Fund’s assets. The reduced availability of reliable, objective data may increase the Fund’s reliance on management’s judgment in valuing high yield bonds. In addition, the Fund’s investments in high yield securities may be susceptible to adverse publicity and investor perceptions, whether or not justified by fundamental factors. A Fund’s investments, and consequently its net asset value, will be subject to the market fluctuations and risks inherent in all securities.
Certificates of Deposit, Bankers’ Acceptances and Time Deposits. The Fund may acquire certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds Deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific Merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government. In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objective and policies stated above and in its prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.
Commercial Paper and Short-Term Notes. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturates of less than nine months and fixed rates of return, although such instruments may have maturates of up to one year. Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s Ratings Group, “Prime-1” or “Prime-2” by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality. These rating symbols are described in Appendix B.
Ratings as Investment Criteria. In general, the ratings of Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Group (“S&P”) represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Fund as initial criteria for the selection of debt securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix B contains further information concerning the rating of Moody’s and S&P and their significance. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund.
Investments in Foreign Securities. The Fund may invest directly in the securities of foreign issuers as well as securities in the form of sponsored or unsponsored American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”), Global Depository Receipts (GDRs), convertible preferred stocks, preferred stocks and warrants or other securities convertible into securities of foreign issuers. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs are designed for use in the United States securities markets and EDRs are designed for use in European securities markets.
An investment in foreign securities including ADRs may be affected by changes in currency rates and in exchange control regulations. Issuers of unsponsored ADRs are not contractually obligated to disclose material information including financial information, in the United States and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR. Foreign companies may not be subject to accounting standards or government supervision comparable to U.S. companies, and there is often less publicly available information about their operations. Foreign companies may also be affected by political or financial instability abroad. These risk considerations may be intensified in the case of investments in ADRs of foreign companies that are located in emerging market countries. ADRs of companies located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.
Foreign Currency Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market.
The Fund may also enter into forward foreign currency exchange contracts to hedge against fluctuations in currency exchange rates affecting a particular transaction or portfolio position. Forward contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities quoted or denominated in the same or related foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in the same or related foreign currencies. The Fund may elect to hedge less than all of its foreign portfolio positions as deemed appropriate by the Adviser. The Fund will not engage in speculative forward foreign currency exchange transactions.
If the Fund purchases a forward contract, the Fund will segregate cash or liquid securities in a separate account in an amount equal to the value of the Fund’s total assets committed to the consummation of such forward contract. The assets in the segregated account will be valued at market daily and if the value of the securities in the separate account declines, additional cash or securities will be placed in the account so that the value of the account will be equal to the amount of the Fund’s commitment in forward contracts.
Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.
Risks of Foreign Securities. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.
Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund’s net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that the Fund’s investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.
Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.
With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States’ economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
The dividends, in some cases capital gains and interest payable on certain of the Fund’s foreign portfolio securities, may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund’s shareholders.
Repurchase Agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with “primary dealers” in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom it enters into repurchase agreements.
The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund’s custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in or be prevented from liquidating the underlying securities and could experience losses, including the possible decline in the value of the underlying securities during the period while the Fund seeks to enforce its rights thereto, possible subnormal levels of income and decline in value of the underlying securities or lack of access to income during this period and the expense of enforcing its rights.
Reverse Repurchase Agreements and Other Borrowings. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of “interest” which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish and maintain a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase.
The Fund will not enter into reverse repurchase agreements and other borrowings except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed 33 1/3% of the Fund’s total assets (including the amount borrowed) taken at market value. The Fund will not use leverage to attempt to increase total return. The Fund will enter into reverse repurchase agreements only with federally insured banks which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Adviser and/or Sub-Adviser will monitor the creditworthiness of the banks involved.
Restricted and Illiquid Securities. The Fund may purchase securities that are not registered (“restricted securities”) under the Securities Act of 1933 (“1933 Act”), including commercial paper issued in reliance on Section 4(2) of the 1933 act and securities offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Trustees have adopted guidelines and delegated to the Adviser the daily function of determining the monitoring and liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund’s investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.
Options on Securities and Securities Indices. The Fund may purchase and write (sell) call and put options on securities in which it may invest or on any securities index based on securities in which it may invest. These options may be listed on national domestic securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.
Writing Covered Options. A call option on securities written by the Fund obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities written by the Fund obligates the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.
All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities in a segregated account with a value at least equal to the Fund’s obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund’s net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.
The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as “closing purchase transactions”.

Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease (“protective puts”) in the market value of securities of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.
The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.
The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s portfolio securities. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund’s portfolio securities.
The Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.
Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.
Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
The Fund’s ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.
The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser’s ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities markets.
Futures Contracts and Options on Futures Contracts. To seek to increase total return or hedge against changes in interest rates or securities prices, the Fund may purchase and sell various kinds of futures contracts and purchase and write call and put options on these futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities, securities indices and any other financial instruments and indices. All futures contracts entered into by the Fund are traded on U.S. exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission (“CFTC”).
Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).
Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.
Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire. When securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.
The Fund may, for example, take a “short” position in the futures market by selling futures contracts in an attempt to hedge against an anticipated decline in market prices that would adversely affect the value of the Fund’s portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund’s portfolio securities.
If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund’s portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund’s portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund’s portfolio securities.
When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund’s portfolio securities would be substantially offset by a decline in the value of the futures position.
On other occasions, the Fund may take a “long” position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase futures contracts as a substitute for transactions in securities, to alter the investment characteristics of portfolio securities or to gain or increase its exposure to a particular securities market.
Options on Futures Contracts. The Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.
The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund’s assets. By writing a call option, the Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.
The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Fund’s ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.
Other Considerations. The Fund may engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that the Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.
To the extent that the Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund’s portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase.
Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities, require the Fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.
While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.
Perfect correlation between the Fund’s futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.
Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.
Lending of Securities. The Fund may lend its securities so long as such loans do not represent more than 33 1/3% of the Fund’s total assets. As collateral for the lent securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the lent securities. The collateral may consist of cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the lent securities increases. As with other extensions of credit, there are risks that collateral could be inadequate in the event of the borrower failing financially, which could result in actual financial loss, and risks that recovery of loaned securities could be delayed, which could result in interference with portfolio management decisions or exercise of ownership rights. The collateral is managed by an affiliate of the Adviser. In addition, the Fund may lose its right to vote its shares of the loaned securities at a shareholders meeting unless it recalls the loaned securities in advance of the record date for the meeting. The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, “Morgan Stanley”) which permits the Fund to lend securities to Morgan Stanley on a principal basis. It is presently anticipated that Morgan Stanley will be the primary borrower of securities of the Funds. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).
Rights and Warrants. The Fund may purchase warrants and rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price, subject to the Fund’s Investment Restrictions. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the Fund’s assets as compared with investing the same amount in the underlying stock.
Short Sales. The Fund may engage in short sales “against the box”. In a short sale against the box, the Fund borrows securities from a broker-dealer and sells the borrowed securities, and at all times during the transaction, the Fund either owns or has the right to acquire the same securities at no extra cost. If the price of the security has declined at the time the Fund is required to deliver the security, the Fund will benefit from the difference in the price. If the price of the security has increased, the Fund will be required to pay the difference.
Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. “When-issued” refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.
When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund’s losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.
On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities equal, of any type or maturity, in value to the Fund’s commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.
Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly higher brokerage expenses. The Fund’s portfolio turnover rate is set forth in the table under the caption “Financial Highlights” in the Prospectus.

Mortgage Securities
Prepayment of Mortgages. Mortgage securities differ from conventional bonds in that principal is paid over the life of the securities rather than at maturity. As a result, a fund which invests in mortgage securities receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When a fund reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is higher or lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of debt securities as a means of locking in long term interest rates.
In addition, because the underlying mortgage loans and assets may be prepaid at any time, if a fund purchases mortgage securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will increase yield to maturity. Conversely, if a fund purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected payments will reduce yield to maturity.
Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities are similar to the fixed rate mortgage securities discussed above, except that, unlike fixed rate mortgage securities, adjustable rate mortgage securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. Most adjustable rate mortgage securities provide for an initial mortgage rate that is in effect for a fixed period, typically ranging from three to twelve months. Thereafter, the mortgage interest rate will reset periodically in accordance with movements in a specified published interest rate index. The amount of interest due to an adjustable rate mortgage holder is determined in accordance with movements in a specified published interest rate index by adding a pre-determined increment or “margin” to the specified interest rate index. Many adjustable rate mortgage securities reset their interest rates based on changes in:

–	one-year, three-year and five-year constant maturity Treasury Bill rates;

–	three-month or six-month Treasury Bill rates;

–	11th District Federal Home Loan Bank Cost of Funds;

–	National Median Cost of Funds; or

–	one-month, three-month, six-month or one-year London Interbank Offered Rate (“LIBOR”) and other market rates.

During periods of increasing rates, a fund will not benefit from such increase to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments to exceed any maximum allowable annual or lifetime reset limits or “cap rates” for a particular mortgage. In this event, the value of the mortgage securities in a fund would likely decrease. During periods of declining interest rates, income to a fund derived from adjustable rate mortgages which remain in a mortgage pool may decrease in contrast to the income on fixed rate mortgages, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments. Also, a fund’s NAV could vary to the extent that current yields on adjustable rate mortgage securities held as investments are different than market yields during interim periods between coupon reset dates.
Privately-Issued Mortgage Securities. Privately-issued mortgage securities provide for the monthly principal and interest payments made by individual borrowers to pass through to investors on a corporate basis, and in privately issued collateralized mortgage obligations, as further described below. Privately-issued mortgage securities are issued by private originators of, or investors in, mortgage loans, including:

–	mortgage bankers;

–	commercial banks;

–	investment banks;

–	savings and loan associations; and

–	special purpose subsidiaries of the foregoing.

Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of the GNMA or Federal Home Loan Mortgage Corporation, such securities generally are structured with one or more types of credit enhancement. For a description of the types of credit enhancements that may accompany privately-issued mortgage securities, see “Types of Credit Support” below. A Fund that invests in mortgage securities will not limit its investments to asset-backed securities with credit enhancements.
Collateralized Mortgage Obligations (“CMOs”). CMOs generally are bonds or certificates issued in multiple classes that are collateralized by or represent an interest in mortgages. CMOs may be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment banks or other similar institutions. Each class of CMOs, often referred to as a “tranche,” may be issued with a specific fixed coupon rate (which may be zero) or a floating coupon rate. Each class of CMOs also has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on CMOs on a monthly, quarterly or semiannual basis.
The principal of and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. The general goal sought to be achieved in allocating cash flows on the underlying mortgages to the various classes of a series of CMOs is to create tranches on which the expected cash flows have a higher degree of predictability than the underlying mortgages. In creating such tranches, other tranches may be subordinated to the interests of these tranches and receive payments only after the obligations of the more senior tranches have been satisfied. As a general matter, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgages. The yields on these tranches are relatively higher than on tranches with more predictable cash flows. Because of the uncertainty of the cash flows on these tranches, and the sensitivity of these transactions to changes in prepayment rates on the underlying mortgages, the market prices of and yields on these tranches tend to be highly volatile. The market prices of and yields on tranches with longer terms to maturity also tend to be more volatile than tranches with shorter terms to maturity due to these same factors. To the extent the mortgages underlying a series of a CMO are so called “subprime mortgages” (mortgages granted to borrowers whose credit history is not sufficient to obtain a conventional mortgage), the risk of default is higher which increases the risk that one or more tranches of a CMO will not receive its predicted cash flows.
CMOs purchased by a fund may be:
(1) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government;
(2) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and the guarantee is collateralized by U.S. Government securities; or
(3) securities for which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. Government.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”). A Fund may invest in separately traded interest components of securities issued or guaranteed by the U.S. Treasury. The interest components of selected securities are traded independently under the STRIPS program. Under the STRIPS program, the interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.
Stripped Mortgage Securities. Stripped mortgage securities are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities in which the Funds invest. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities may be illiquid and, together with any other illiquid investments, will not exceed 15% of a Fund’s net assets. See “Additional Investment Policies — Illiquid Securities.”
Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on an IO class is extremely sensitive to changes in prevailing interest rates and the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on an investing fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, such fund may fail to fully recoup its initial investment in these securities even if the securities are rated highly.
As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage securities described in the Prospectus and this SAI, like other debt instruments, will tend to move in the opposite direction to interest rates. Accordingly, investing in IOs, in conjunction with the other mortgage securities described in the Prospectus and this SAI, is expected to contribute to a Fund’s relatively stable NAV.
In addition to the stripped mortgage securities described above, each of the Strategic Bond Trust, High Yield Trust and Value Trust may invest in similar securities such as Super Principal Only (“SPO”) and Leverage Interest Only (“LIO”) which are more volatile than POs and IOs. Risks associated with instruments, such as SPOs, are similar in nature to those risks related to investments in POs. Risks associated with LIOs and IOs are similar in nature to those associated with IOs. The Strategic Bond Trust may also invest in other similar instruments developed in the future that are deemed consistent with the investment objectives, policies and restrictions.
Under the Code, POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to a fund.
Inverse Floaters. Each of the Global Bond Trust, Total Return Trust, Real Return Bond Trust, Strategic Bond Trust, High Income Trust, High Yield Trust, Investment Quality Bond Trust and Value Trust may invest in inverse floaters. Inverse floaters may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Inverse floaters have greater volatility than other types of mortgage securities in which a fund invests (with the exception of stripped mortgage securities and there is a risk that the market value will vary from the amortized cost). Although inverse floaters are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, inverse floaters together with any other illiquid investments, will not exceed 15% of a Fund’s net assets. See “Additional Investment Policies — Illiquid Securities.”
Inverse floaters are derivative mortgage securities which are structured as a class of security that receives distributions on a pool of mortgage assets. Yields on inverse floaters move in the opposite direction of short-term interest rates and at an accelerated rate.
Types of Credit Support. Mortgage securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the impact of an obligor’s failure to make payments on underlying assets, mortgage securities may contain elements of credit support. A discussion of credit support is described under “Asset-Backed Securities.”
Asset-Backed Securities
The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Through the use of trusts and special purpose corporations, automobile and credit card receivables are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to the CMO structure.
Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of a shorter maturity than mortgage loans. As a result, investment in these securities should be subject to less volatility than mortgage securities. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, a fund must reinvest the prepaid amounts in securities with the prevailing interest rates at the time. Therefore, a fund’s ability to maintain an investment, including high-yielding asset-backed securities, will be affected adversely to the extent that prepayments of principal must be reinvested in securities which have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss. Unless otherwise stated in the Prospectus’ disclosure for a Fund, a Fund will only invest in asset-backed securities rated, at the time of purchase, AA or better by S&P or Aa or better by Moody’s.
As with mortgage securities, asset-backed securities are often backed by a pool of assets representing the obligation of a number of different parties and use similar credit enhancement techniques. For a description of the types of credit enhancement that may accompany asset-backed securities, see “Types of Credit Support” below. A Fund investing in asset-backed securities will not limit its investments to asset-backed securities with credit enhancements. Although asset-backed securities are not generally traded on a national securities exchange, such securities are widely traded by brokers and dealers, and will not be considered illiquid securities for the purposes of the investment restriction on illiquid securities under “Additional Investment Policies”.
Types of Credit Support. To lessen the impact of an obligor’s failure to make payments on underlying assets, mortgage securities and asset-backed securities may contain elements of credit support. Such credit support falls into two categories:

–	liquidity protection; and

–	default protection.

Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool of assets occurs in a timely fashion. Default protection provides protection against losses resulting from ultimate default and enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. A Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Some examples of credit support include:

–	“senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class);

–	creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses); and

–	“over-collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment on the securities and pay any servicing or other fees).

The ratings of mortgage securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or default protection are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of these securities could be reduced in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experienced on the underlying pool of assets is better than expected.
The degree of credit support provided for each issue is generally based on historical information concerning the level of credit risk associated with the underlying assets. Delinquency or loss greater than anticipated could adversely affect the return on an investment in mortgage securities or asset-backed securities.
Collateralized Debt Obligations. A Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the CBO trust or CLO trust, as applicable, and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class. In the case of both the equity tranche and the CBO or CLO tranches, the market prices of and yields on tranches with longer terms to maturity tend to be more volatile than tranches with shorter terms to maturity due to the greater volatility and uncertainty of cash flows.
The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a fund as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds (excluding Lifestyle Trusts) may invest in CDOs that are subordinate to other classes and, therefore, receive payments only after the obligations of the more senior class have been satisfied; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Large Cap Select Fund
The Fund seeks long-term growth of capital. To pursue this goal, the Fund normally invests at least 80% of its Assets in equity securities of large capitalization companies (companies with market capitalizations in excess of $5 billion). The Fund invests primarily in U.S. based companies whose growth, cash flow, earnings and dividend attributes are attractive and whose securities are reasonably priced and have the potential for capital appreciation, in the opinion of the management team.
With respect to the Fund’s investment policy of investing at least 80% of its Assets in large capitalization companies, “Assets” is defined as net assets plus the amount of any borrowings for investment purposes. In addition, the Fund will notify shareholders at least 60 days prior to any change in this policy.
In managing the portfolio, the management team looks for companies with strong balance sheets and sustainable earnings growth. In evaluating the prospects for a company’s growth and earnings, the management team considers, among other things, the company’s historical performance and growth strategy, the growth rate of the industries in which it operates and the markets into which it sells, the nature of its competitive environment, technological developments and trends in market share.
In attempting to determine reasonable price levels for a company’s securities, the management team utilizes a variety of measurement methods, including discounted cash flow analysis of expected earnings streams and an evaluation of the company’s price-to-earnings ratio.
Under normal market conditions, the fund invests substantially all of its assets in equity securities (common and preferred stocks and their equivalents). In abnormal circumstances, such as situations where the Fund experiences unusually large cash inflows or anticipates unusually large redemptions, and in adverse market, economic, political or other conditions, the Fund may temporarily invest extensively in investment-grade short-term securities, cash and cash equivalents. In these and other cases, the Fund may not achieve its goal.

Preferred stocks. The Fund may invest in preferred stocks. Preferred stock generally has a preference to dividends and, upon liquidation, over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.
Convertible securities. The Fund may invest in convertible securities which may include corporate notes or preferred stock, although it is not expected that the Fund’s holdings of convertible debt securities would ordinarily exceed 5% of the Fund’s total assets. Investments in convertible securities are not subject to the rating criteria with respect to non-convertible debt obligations. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. The market value of convertible securities can also be heavily dependent upon the changing value of the equity securities into which such securities are convertible, depending on whether the market price of the underlying security exceeds the conversion price. Convertible securities generally rank senior to common stocks in an issuer’s capital structure and consequently entail less risk than the issuer’s common stock. However, the extent to which such risk is reduced depends upon the degree to which the convertible security sells above its value as a fixed-income security.
Investment Companies. Subject to the Fund’s non-fundamental investment restriction set forth below, the Fund may invest in shares of other investment companies in pursuit of its investment objective. This may include investments in money market mutual funds in connection with the Fund’s management of daily cash positions. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund and its shareholders will also bear the pro rata portion of each other investment company’s advisory and operational expenses.
Debt securities. The Fund may invest in debt securities that are rated Baa or better by Moody’s or BBB or better by S&P, or if unrated, determined to be of comparable quality by the Adviser and the Sub-Adviser (“investment grade debt securities”). In addition, debt securities rated BBB or Baa and unrated debt securities of comparable quality are considered medium grade obligations and have speculative characteristics. Adverse changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payment than in the case of higher grade obligations. Debt securities of corporate and governmental issuers in which the Fund may invest are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk).
Government Securities. The Fund may invest in government securities. Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates (“GNMA”), are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation (“FHLMC”), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association Bonds (“FNMA”). No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.

Certificates of Deposit, Bankers’ Acceptances and Time Deposits. The Fund may acquire certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific Merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government. In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objective and policies stated above and in its prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.
Commercial Paper and Short-Term Notes. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturates of less than nine months and fixed rates of return, although such instruments may have maturates of up to one year. Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s Ratings Group, “Prime-1” or “Prime-2” by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality. These rating symbols are described in Appendix B.
Ratings as Investment Criteria. In general, the ratings of Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Group (“S&P”) represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Fund as initial criteria for the selection of debt securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix B contains further information concerning the rating of Moody’s and S&P and their significance. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund.
Investments in Foreign Securities. The Fund may invest directly in the securities of foreign issuers as well as securities in the form of sponsored or unsponsored American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”), Global Depository Receipts (GDRs), convertible preferred stocks, preferred stocks and warrants or other securities convertible into securities of foreign issuers. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs are designed for use in the United States securities markets and EDRs are designed for use in European securities markets.
An investment in foreign securities including ADRs may be affected by changes in currency rates and in exchange control regulations. Issuers of unsponsored ADRs are not contractually obligated to disclose material information including financial information, in the United States and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR. Foreign companies may not be subject to accounting standards or government supervision comparable to U.S. companies, and there is often less publicly available information about their operations. Foreign companies may also be affected by political or financial instability abroad. These risk considerations may be intensified in the case of investments in ADRs of foreign companies that are located in emerging market countries. ADRs of companies located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.
Foreign Currency Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market.
The Fund may also enter into forward foreign currency exchange contracts to hedge against fluctuations in currency exchange rates affecting a particular transaction or portfolio position. Forward contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities quoted or denominated in the same or related foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in the same or related foreign currencies. The Fund may elect to hedge less than all of its foreign portfolio positions as deemed appropriate by the Adviser. The Fund will not engage in speculative forward foreign currency exchange transactions.
If the Fund purchases a forward contract, the Fund will segregate cash or liquid securities in a separate account in an amount equal to the value of the Fund’s total assets committed to the consummation of such forward contract. The assets in the segregated account will be valued at market daily and if the value of the securities in the separate account declines, additional cash or securities will be placed in the account so that the value of the account will be equal to the amount of the Fund’s commitment in forward contracts.
Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.
Risks of Foreign Securities. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.
Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund’s net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that the Fund’s investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.
With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States’ economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
The dividends, in some cases capital gains and interest payable on certain of the Fund’s foreign portfolio securities, may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund’s shareholders.
Repurchase Agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with “primary dealers” in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.
The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund’s custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income decline in value of the underlying securities or lack of access to income during this period and the expense of enforcing its rights.
Reverse Repurchase Agreements and Other Borrowings. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of “interest” which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish and maintain a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements.

The Fund will not enter into reverse repurchase agreements and other borrowings except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed 33 1/3% of the Fund’s total assets (including the amount borrowed) taken at market value. The Fund will not use leverage to attempt to increase total return. The Fund will enter into reverse repurchase agreements only with federally insured banks which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Advisers will monitor the creditworthiness of the banks involved.
Restricted and Illiquid Securities. The Fund may purchase securities that are not registered (“restricted securities”) under the Securities Act of 1933 (“1933 Act”), including commercial paper issued in reliance on Section 4(2) of the 1933 act and securities offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Trustees have adopted guidelines and delegated to the Adviser the daily function of determining the monitoring and liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund’s investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.
Options on Securities, Securities Indices and Currency. The Fund may purchase and write (sell) call and put options on any securities in which it may invest, on any securities index based on securities in which it may invest or on any currency in which Fund investments may be denominated. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options as a substitute for the purchase or sale of securities or currency or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.
Writing Covered Options. A call option on securities or currency written by the Fund obligates the Fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by the Fund obligates the Fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.
All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which may be quoted or denominated in any currency, in a segregated account with a value at least equal to the Fund’s obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund’s net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.
The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as “closing purchase transactions”.
Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease (“protective puts”), in the market value of securities or currencies of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.
The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.
The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s portfolio securities or the currencies in which they are denominated. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund’s portfolio securities.
The Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.
Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.
Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
The Fund’s ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.
The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser’s ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets.
Futures Contracts and Options on Futures Contracts. The Fund may purchase and sell futures contracts based on various securities (such as U.S. Government securities) and securities indices, foreign currencies and any other financial instruments and indices and purchase and write call and put options on these futures contracts. The Fund may purchase and sell futures and options on futures for hedging or other non-speculative purposes. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. All futures contracts entered into by a Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission (“CFTC”).
Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments or currencies for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).
Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.
Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that a Fund proposes to acquire or the exchange rate of currencies in which the portfolio securities are quoted or denominated. When securities prices are falling, a Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When securities prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. A Fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on such currencies.
A Fund may, for example, take a “short” position in the futures market by selling futures contracts in an attempt to hedge against an anticipated decline in market prices or foreign currency rates that would adversely affect the value of the Fund’s portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by a Fund or securities with characteristics similar to those of the Fund’s portfolio securities. Similarly, a Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.
If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund’s portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund’s portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund’s portfolio securities.
When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund’s portfolio securities would be substantially offset by a decline in the value of the futures position.
On other occasions, a Fund may take a “long” position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency rates then available in the applicable market to be less favorable than prices that are currently available. Subject to the limitations imposed on the Funds, as described above, a fund may also purchase futures contracts as a substitute for transactions in securities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities market or currency.
Options on Futures Contracts. The purchase of put and call options on futures contracts will give a Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.
The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund’s assets. By writing a call option, a Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, a Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by each Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. A Fund’s ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.
Other Considerations. The Fund will engage in futures and related options transactions either for bona fide hedging or for other non-speculative purposes as permitted by the CFTC. These purposes may include using futures and options on futures as substitute for the purchase or sale of securities or currencies to increase or reduce exposure to particular markets. To the extent that a Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities or the currency in which they are quoted or denominated) it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.
To the extent that the Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund’s portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase.
Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.
While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions.
Perfect correlation between a Fund’s futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.
Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.
Lending of Securities. The Fund may lend its securities so long as such loans do not represent more than 33 1/3% of the Fund’s total assets. As collateral for the lent securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the lent securities. The collateral may consist of cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the lent securities increases. As with other extensions of credit, there are risks that collateral could be inadequate in the event of the borrower failing financially, which could result in actual financial loss, and risks that recovery of loaned securities could be delayed, which could result in interference with portfolio management decisions or exercise of ownership rights. The collateral is managed by an affiliate of the Adviser. In addition, the Fund may lose its right to vote its shares of the loaned securities at a shareholders meeting unless it recalls the loaned securities in advance of the record date for the meeting. The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, “Morgan Stanley”) which permits the Fund to lend securities to Morgan Stanley on a principal basis. It is presently anticipated that Morgan Stanley will be the primary borrower of securities of the Funds. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).
Rights and Warrants. The Fund may purchase warrants and rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price, subject to the Fund’s Investment Restrictions. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the Fund’s assets as compared with investing the same amount in the underlying stock.
Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. “When-issued” refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.
When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund’s losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.
On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities equal,

of any type or maturity, in value to the Fund’s commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.
Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly higher brokerage expenses. The Fund’s portfolio turnover rate is set forth in the table under the caption “Financial Highlights” in the Prospectus.
Mortgage Securities
Prepayment of Mortgages. Mortgage securities differ from conventional bonds in that principal is paid over the life of the securities rather than at maturity. As a result, a fund which invests in mortgage securities receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When a fund reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is higher or lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of debt securities as a means of locking in long term interest rates.
In addition, because the underlying mortgage loans and assets may be prepaid at any time, if a fund purchases mortgage securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will increase yield to maturity. Conversely, if a fund purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected payments will reduce yield to maturity.
Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities are similar to the fixed rate mortgage securities discussed above, except that, unlike fixed rate mortgage securities, adjustable rate mortgage securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. Most adjustable rate mortgage securities provide for an initial mortgage rate that is in effect for a fixed period, typically ranging from three to twelve months. Thereafter, the mortgage interest rate will reset periodically in accordance with movements in a specified published interest rate index. The amount of interest due to an adjustable rate mortgage holder is determined in accordance with movements in a specified published interest rate index by adding a pre-determined increment or “margin” to the specified interest rate index. Many adjustable rate mortgage securities reset their interest rates based on changes in:

–	one-year, three-year and five-year constant maturity Treasury Bill rates;

–	three-month or six-month Treasury Bill rates;

–	11th District Federal Home Loan Bank Cost of Funds;

–	National Median Cost of Funds; or

–	one-month, three-month, six-month or one-year London Interbank Offered Rate (“LIBOR”) and other market rates.

During periods of increasing rates, a fund will not benefit from such increase to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments to exceed any maximum allowable annual or lifetime reset limits or “cap rates” for a particular mortgage. In this event, the value of the mortgage securities in a fund would likely decrease. During periods of declining interest rates, income to a fund derived from adjustable rate mortgages which remain in a mortgage pool may decrease in contrast to the income on fixed rate mortgages, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments. Also, a fund’s NAV could vary to the extent that current yields on adjustable rate mortgage securities held as investments are different than market yields during interim periods between coupon reset dates.
Privately-Issued Mortgage Securities. Privately-issued mortgage securities provide for the monthly principal and interest payments made by individual borrowers to pass through to investors on a corporate basis, and in privately issued collateralized mortgage obligations, as further described below. Privately-issued mortgage securities are issued by private originators of, or investors in, mortgage loans, including:

–	mortgage bankers;

–	commercial banks;

–	investment banks;

–	savings and loan associations; and

–	special purpose subsidiaries of the foregoing.

Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of the GNMA or Federal Home Loan Mortgage Corporation, such securities generally are structured with one or more types of credit enhancement. For a description of the types of credit enhancements that may accompany privately-issued mortgage securities, see “Types of Credit Support” below. A Fund that invests in mortgage securities will not limit its investments to asset-backed securities with credit enhancements.
Collateralized Mortgage Obligations (“CMOs”). CMOs generally are bonds or certificates issued in multiple classes that are collateralized by or represent an interest in mortgages. CMOs may be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment banks or other similar institutions. Each class of CMOs, often referred to as a “tranche,” may be issued with a specific fixed coupon rate (which may be zero) or a floating coupon rate. Each class of CMOs also has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on CMOs on a monthly, quarterly or semiannual basis.
The principal of and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. The general goal sought to be achieved in allocating cash flows on the underlying mortgages to the various classes of a series of CMOs is to create tranches on which the expected cash flows have a higher degree of predictability than the underlying mortgages. In creating such tranches, other tranches may be subordinated to the interests of these tranches and receive payments only after the obligations of the more senior tranches have been satisfied. As a general matter, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgages. The yields on these tranches are relatively higher than on tranches with more predictable cash flows. Because of the uncertainty of the cash flows on these tranches, and the sensitivity of these transactions to changes in prepayment rates on the underlying mortgages, the market prices of and yields on these tranches tend to be highly volatile. The market prices of and yields on tranches with longer terms to maturity also tend to be more volatile than tranches with shorter terms to maturity due to these same factors. To the extent the mortgages underlying a series of a CMO are so called “subprime mortgages” (mortgages granted to borrowers whose credit history is not sufficient to obtain a conventional mortgage), the risk of default is higher which increases the risk that one or more tranches of a CMO will not receive its predicted cash flows.
CMOs purchased by a fund may be:
(1) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government;
(2) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and the guarantee is collateralized by U.S. Government securities; or
(3) securities for which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. Government.
Separate Trading of Registered Interest and Principal of Securities (“STRIPS”). A Fund may invest in separately traded interest components of securities issued or guaranteed by the U.S. Treasury. The interest components of selected securities are traded independently under the STRIPS program. Under the STRIPS program, the interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.
Stripped Mortgage Securities. Stripped mortgage securities are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities in which the Funds invest. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities may be illiquid and, together with any other illiquid investments, will not exceed 15% of a Fund’s net assets. See “Additional Investment Policies — Illiquid Securities.”
Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on an IO class is extremely sensitive to changes in prevailing interest rates and the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on an investing fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, such fund may fail to fully recoup its initial investment in these securities even if the securities are rated highly.
As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage securities described in the Prospectus and this SAI, like other debt instruments, will tend to move in the opposite direction to interest rates. Accordingly, investing in IOs, in conjunction with the other mortgage securities described in the Prospectus and this SAI, is expected to contribute to a Fund’s relatively stable NAV.

In addition to the stripped mortgage securities described above, each of the Strategic Bond Trust, High Yield Trust and Value Trust may invest in similar securities such as Super Principal Only (“SPO”) and Leverage Interest Only (“LIO”) which are more volatile than POs and IOs. Risks associated with instruments, such as SPOs, are similar in nature to those risks related to investments in POs. Risks associated with LIOs and IOs are similar in nature to those associated with IOs. The Strategic Bond Trust may also invest in other similar instruments developed in the future that are deemed consistent with the investment objectives, policies and restrictions.
Under the Code, POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to a fund.
Inverse Floaters. Each of the Global Bond Trust, Total Return Trust, Real Return Bond Trust, Strategic Bond Trust, High Income Trust, High Yield Trust, Investment Quality Bond Trust and Value Trust may invest in inverse floaters. Inverse floaters may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Inverse floaters have greater volatility than other types of mortgage securities in which a fund invests (with the exception of stripped mortgage securities and there is a risk that the market value will vary from the amortized cost). Although inverse floaters are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, inverse floaters together with any other illiquid investments, will not exceed 15% of a Fund’s net assets. See “Additional Investment Policies — Illiquid Securities.”
Inverse floaters are derivative mortgage securities which are structured as a class of security that receives distributions on a pool of mortgage assets. Yields on inverse floaters move in the opposite direction of short-term interest rates and at an accelerated rate.
Types of Credit Support. Mortgage securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the impact of an obligor’s failure to make payments on underlying assets, mortgage securities may contain elements of credit support. A discussion of credit support is described under “Asset-Backed Securities.”
Asset-Backed Securities
The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Through the use of trusts and special purpose corporations, automobile and credit card receivables are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to the CMO structure.
Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of a shorter maturity than mortgage loans. As a result, investment in these securities should be subject to less volatility than mortgage securities. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, a fund must reinvest the prepaid amounts in securities with the prevailing interest rates at the time. Therefore, a fund’s ability to maintain an investment, including high-yielding asset-backed securities, will be affected adversely to the extent that prepayments of principal must be reinvested in securities which have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss. Unless otherwise stated in the Prospectus’ disclosure for a Fund, a Fund will only invest in asset-backed securities rated, at the time of purchase, AA or better by S&P or Aa or better by Moody’s.
As with mortgage securities, asset-backed securities are often backed by a pool of assets representing the obligation of a number of different parties and use similar credit enhancement techniques. For a description of the types of credit enhancement that may accompany asset-backed securities, see “Types of Credit Support” below. A Fund investing in asset-backed securities will not limit its investments to asset-backed securities with credit enhancements. Although asset-backed securities are not generally traded on a national securities exchange, such securities are widely traded by brokers and dealers, and will not be considered illiquid securities for the purposes of the investment restriction on illiquid securities under “Additional Investment Policies”.
Types of Credit Support. To lessen the impact of an obligor’s failure to make payments on underlying assets, mortgage securities and asset-backed securities may contain elements of credit support. Such credit support falls into two categories:

–	liquidity protection; and

–	default protection.

Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool of assets occurs in a timely fashion. Default protection provides protection against losses resulting from ultimate default and enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. A Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Some examples of credit support include:

–	“senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class);

–	creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses); and

–	“over-collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment on the securities and pay any servicing or other fees).

The ratings of mortgage securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or default protection are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of these securities could be reduced in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experienced on the underlying pool of assets is better than expected.
The degree of credit support provided for each issue is generally based on historical information concerning the level of credit risk associated with the underlying assets. Delinquency or loss greater than anticipated could adversely affect the return on an investment in mortgage securities or asset-backed securities.

Collateralized Debt Obligations. A Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the CBO trust or CLO trust, as applicable, and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class. In the case of both the equity tranche and the CBO or CLO tranches, the market prices of and yields on tranches with longer terms to maturity tend to be more volatile than tranches with shorter terms to maturity due to the greater volatility and uncertainty of cash flows.
The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a fund as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds (excluding Lifestyle Trusts) may invest in CDOs that are subordinate to other classes and, therefore, receive payments only after the obligations of the more senior class have been satisfied; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
U.S. Global Leaders Growth Fund
The Fund’s investment objective is long-term growth of capital. The Fund invests primarily in common stocks of “U.S. Global Leaders.” Under normal market conditions, at least 80% of the Fund’s assets will be invested in stocks of companies the Portfolio Managers regard as U.S. Global Leaders.
The Portfolio Managers consider U.S. Global Leaders to be U.S. companies with multinational operations that typically exhibit the following key sustainable growth characteristics: i) Hold leading market shares of their relevant industries, and hence possess the pricing flexibility that results in high profit margins and high investment returns. ii) Supply consumable products or services so that their revenue streams are recurring. The Portfolio Managers believe that The Fund’s investment objective is long-term growth of capital. The Fund invests primarily in common stocks of “U.S. Global Leaders.” Under normal market conditions, at least 80% of the Fund’s assets will be invested in stocks of companies the Portfolio Managers regard as U.S.

companies with these characteristics should have relatively low business risk and relatively high sustainability of earnings growth. The Portfolio Managers believe that leading multi-national companies traded publicly in U.S. securities markets have a number of advantages that make them attractive investments. U.S. capital markets are large and liquid. Accounting practices are consistent and well regulated. Currency and political risks are minimized, and the costs associated with investing abroad are reduced.
Companies that have leading positions in growing markets in the U.S. and other developed countries and also derive a significant portion of their profits in fast-growing emerging markets are relatively limited in number at this time. Because of the difficulty and expense in building broad-based distribution in newer global markets, it appears likely that the number of such companies will not expand rapidly. Thus, the Management Team believes that the stocks of multi-national companies that can sustain superior global earnings growth are likely to be accorded premium relative valuations.
With respect to the Fund’s policy of investing at least 80% of its Assets in Global Leaders, “Assets” means net assets plus the amount of any borrowings for investment purposes. Also, with respect to this 80% investment policy, the Fund will notify shareholders at least 60 days prior to any change in this policy.
The Fund’s investment policy is to seek to identify companies with superior long-term earnings prospects and to continue to own them as long as the Portfolio Managers believe such companies continue to enjoy favorable prospects for capital growth and that they are not overvalued in the marketplace.
Unlike mutual funds that are classified as “global” funds, the Fund does not have a principal investment policy that calls for foreign investing. The Fund is non-diversified. The Fund anticipates that its portfolio turnover rate will not normally exceed 25%. This means that the Fund has the potential to be a tax efficient investment. This should result in the realization and distribution to shareholders of lower capital gains, which would be considered tax efficient. This anticipated lack of frequent trading can also lead to lower transaction costs, which could help to improve the Fund’s performance.
Under normal market conditions, the Fund will stay fully invested in stocks. However, in abnormal circumstances, such as situations where the Fund experiences large cash inflows or anticipates unusually large redemptions, and in abnormal market, economic, political, or other conditions, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash equivalents.
Non-Diversification. The Fund has elected “non-diversified” status under the Investment Company Act of 1940 and may invest more than 5% of total assets in securities of a single company. However, the Fund intends to comply with the diversification standards applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. In order to meet these standards, among other requirements, at the close of each quarter of its taxable year (a) at least 50% of the value of the Fund’s total assets must be represented by one or more of the following: (i) cash and cash items, including receivables; (ii) U.S. Government securities; (iii) securities of other regulated investment companies; and (iv) securities (other than those in items (ii) and (iii) above) of any one or more issuers as to which the Fund’s investment in an issuer does not exceed 5% of the value of the Fund’s total assets (valued at time of purchase); and (b) not more than 25% of its total assets (valued at time of purchase) may be invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

The Fund’s strategy of investing in a limited number of stocks may increase the volatility of the Fund’s investment performance. If the stocks the Fund invests in perform poorly, the Fund could incur greater losses than if it had invested in a larger number of stocks. As a result, the net asset value of the Fund can be expected to fluctuate more than the net asset value of a comparable “diversified” fund.
Investment Companies. The Fund may invest in shares of other invest companies in pursuit of its investment objective. This may include investment in money market mutual funds in connection with the Fund’s management of daily cash positions. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund and its shareholders will also bear the pro rata portion of each other investment company’s advisory and operational expenses.
Risks of Multinational Companies. Because the Fund invests primarily in the securities of companies with foreign business operations, the Fund may be riskier than Funds that focus on companies with primarily U.S. operations. Multinational companies may face certain political and economic risks, such as foreign controls over currency exchange; restrictions on monetary repatriation; possible seizure, nationalization or expropriation of assets; and political, economic or social instability. These risks are greater for companies with significant operations in developing countries.
Foreign Investments. The Fund is permitted to invest up to 25% of its net assets in foreign companies, (although the level of such investment is not expected to exceed 15% under normal circumstances.) The Fund intends to invest primarily in large capitalization, well established foreign issuers the securities of which are traded in the U.S., and which present their financial data in accordance with generally accepted accounting principles in the U.S.
American Depositary Receipts. The Fund may invest its assets in securities of foreign issuers in the form of ADRs, which are receipts for the shares of a foreign-based corporation. The Fund treats ADRs as interests in the underlying securities for purposes of its investment policies. A purchaser of an unsponsored ADR may not have unlimited voting rights and may not receive as much information about the issuer of the underlying securities as with a sponsored ADR.
Foreign Currency Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market.
The Fund may also enter into forward foreign currency exchange contracts to hedge against fluctuations in currency exchange rates affecting a particular transaction or portfolio position. Forward contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities quoted or denominated in the same or related foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in the same or related foreign currencies. The Fund may elect to hedge less than all of its foreign portfolio positions as deemed appropriate by the Adviser. The Fund will not engage in speculative forward foreign currency exchange transactions.
If the Fund purchases a forward contract, the Fund will segregate cash or liquid securities in a separate account of the Fund in an amount equal to the value of the Fund’s total assets committed to the consummation of such forward contract. The assets in the segregated account will be valued at market daily and if the value of the securities in the separate account declines, additional cash or securities will be placed in the account so that the value of the account will be equal the amount of the Fund’s commitment with respect to such contracts.
Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.
Risks of Foreign Securities. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.
Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund’s net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that the Fund’s investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.
Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.
With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States’ economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
The dividends, in some cases capital gains and interest payable on certain of the Fund’s foreign portfolio securities, may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund’s shareholders.
Borrowing. The Fund may borrow money from banks in an aggregate amount not to exceed one-third of the value of the Fund’s total assets to meet temporary or emergency purposes, and may pledge its assets in connection with such borrowings.
Repurchase Agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with “primary dealers” in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.
The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund’s custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income decline in value of the underlying securities or lack of access to income during this period and the expense of enforcing its rights.
Reverse Repurchase Agreements and Other Borrowings. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of “interest” which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish and maintain a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements.
The Fund will not enter into reverse repurchase agreements and other borrowings except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed 33 1/3% of the Fund’s total assets (including the amount borrowed) taken at market value. The Fund will not use leverage to attempt to increase total return. The Fund will enter into reverse repurchase agreements only with federally insured banks which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Advisers will monitor the creditworthiness of the banks involved.
Restricted Securities. The Fund may purchase securities that are not registered (“restricted securities”) under the Securities Act of 1933 (“1933 Act”), including commercial paper issued in reliance on Section 4(2) of the 1933 act and securities offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Trustees have adopted guidelines and delegated to the Adviser the daily function of determining the monitoring and liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund’s investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.
Lending of Securities. The Fund may lend its securities so long as such loans do not represent more than 33 1/3% of the Fund’s total assets. As collateral for the lent securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the lent securities. The collateral may consist of cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the lent securities increases. As with other extensions of credit, there are risks that collateral could be inadequate in the event of the borrower failing financially, which could result in actual financial loss, and risks that recovery of loaned securities could be delayed, which could result in interference with portfolio management decisions or exercise of ownership rights. The collateral is managed by an affiliate of the Adviser. In addition, the Fund may lose its right to vote its shares of the loaned securities at a shareholders meeting unless it recalls the loaned securities in advance of the record date for the meeting. The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, “Morgan Stanley”) which permits the Fund to lend securities to Morgan Stanley on a principal basis. It is presently anticipated that Morgan Stanley will be the primary borrower of securities of the Funds. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).
Rights and Warrants. The Fund may purchase warrants and rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price, subject to the Fund’s Investment Restrictions. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the Fund’s assets as compared with investing the same amount in the underlying stock.
Short Sales. The Fund may engage in short sales “against the box”. In a short sale against the box, the Fund agrees to sell at a future date a security that it either contemporaneously owns or has the right to acquire at no extra cost. If the price of the security has declined at the time the Fund is required to deliver the security, the Fund will benefit from the difference in the price. If the price of the security has increased, the Fund will be required to pay the difference.
Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. “When-issued” refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.
When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund’s losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities, of any type or maturity, equal in value to the Fund’s commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.
Certificates of Deposit, Bankers’ Acceptances and Time Deposits. The Fund may acquire certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a Specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific Merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government. In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objective and policies stated above and in its prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.
Commercial Paper and Short-Term Notes. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturates of less than nine months and fixed rates of return, although such instruments may have maturates of up to one year. Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s Ratings Group, “Prime-1” or “Prime-2” by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality. These rating symbols are described in the Appendix.
Mortgage Securities
Prepayment of Mortgages. Mortgage securities differ from conventional bonds in that principal is paid over the life of the securities rather than at maturity. As a result, a fund which invests in mortgage securities receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When a fund reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is higher or lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of debt securities as a means of locking in long term interest rates.
In addition, because the underlying mortgage loans and assets may be prepaid at any time, if a fund purchases mortgage securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will increase yield to maturity. Conversely, if a fund purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected payments will reduce yield to maturity.

Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities are similar to the fixed rate mortgage securities discussed above, except that, unlike fixed rate mortgage securities, adjustable rate mortgage securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. Most adjustable rate mortgage securities provide for an initial mortgage rate that is in effect for a fixed period, typically ranging from three to twelve months. Thereafter, the mortgage interest rate will reset periodically in accordance with movements in a specified published interest rate index. The amount of interest due to an adjustable rate mortgage holder is determined in accordance with movements in a specified published interest rate index by adding a pre-determined increment or “margin” to the specified interest rate index. Many adjustable rate mortgage securities reset their interest rates based on changes in:

–	one-year, three-year and five-year constant maturity Treasury Bill rates;

–	three-month or six-month Treasury Bill rates;

–	11th District Federal Home Loan Bank Cost of Funds;

–	National Median Cost of Funds; or

–	one-month, three-month, six-month or one-year London Interbank Offered Rate (“LIBOR”) and other market rates.

During periods of increasing rates, a fund will not benefit from such increase to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments to exceed any maximum allowable annual or lifetime reset limits or “cap rates” for a particular mortgage. In this event, the value of the mortgage securities in a fund would likely decrease. During periods of declining interest rates, income to a fund derived from adjustable rate mortgages which remain in a mortgage pool may decrease in contrast to the income on fixed rate mortgages, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments. Also, a fund’s NAV could vary to the extent that current yields on adjustable rate mortgage securities held as investments are different than market yields during interim periods between coupon reset dates.
Privately-Issued Mortgage Securities. Privately-issued mortgage securities provide for the monthly principal and interest payments made by individual borrowers to pass through to investors on a corporate basis, and in privately issued collateralized mortgage obligations, as further described below. Privately-issued mortgage securities are issued by private originators of, or investors in, mortgage loans, including:

–	mortgage bankers;

–	commercial banks;

–	investment banks;

–	savings and loan associations; and

–	special purpose subsidiaries of the foregoing.

Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of the GNMA or Federal Home Loan Mortgage Corporation, such securities generally are structured with one or more types of credit enhancement. For a description of the types of credit enhancements that may accompany privately-issued mortgage securities, see “Types of Credit Support” below. A Fund that invests in mortgage securities will not limit its investments to asset-backed securities with credit enhancements.
Collateralized Mortgage Obligations (“CMOs”). CMOs generally are bonds or certificates issued in multiple classes that are collateralized by or represent an interest in mortgages. CMOs may be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment banks or other similar institutions. Each class of CMOs, often referred to as a “tranche,” may be issued with a specific fixed coupon rate (which may be zero) or a floating coupon rate. Each class of CMOs also has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on CMOs on a monthly, quarterly or semiannual basis.
The principal of and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. The general goal sought to be achieved in allocating cash flows on the underlying mortgages to the various classes of a series of CMOs is to create tranches on which the expected cash flows have a higher degree of predictability than the underlying mortgages. In creating such tranches, other tranches may be subordinated to the interests of these tranches and receive payments only after the obligations of the more senior tranches have been satisfied. As a general matter, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgages. The yields on these tranches are relatively higher than on tranches with more predictable cash flows. Because of the uncertainty of the cash flows on these tranches, and the sensitivity of these transactions to changes in prepayment rates on the underlying mortgages, the market prices of and yields on these tranches tend to be highly volatile. The market prices of and yields on tranches with longer terms to maturity also tend to be more volatile than tranches with shorter terms to maturity due to these same factors. To the extent the mortgages underlying a series of a CMO are so called “subprime mortgages” (mortgages granted to borrowers whose credit history is not sufficient to obtain a conventional mortgage), the risk of default is higher which increases the risk that one or more tranches of a CMO will not receive its predicted cash flows.
CMOs purchased by a fund may be:
(1) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government;
(2) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and the guarantee is collateralized by U.S. Government securities; or
(3) securities for which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. Government.
Separate Trading of Registered Interest and Principal of Securities (“STRIPS”). A Fund may invest in separately traded interest components of securities issued or guaranteed by the U.S. Treasury. The interest components of selected securities are traded independently under the STRIPS program. Under the STRIPS program, the interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.
Stripped Mortgage Securities. Stripped mortgage securities are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities in which the Funds invest. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities may be illiquid and, together with any other illiquid investments, will not exceed 15% of a Fund’s net assets. See “Additional Investment Policies — Illiquid Securities.”
Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on an IO class is extremely sensitive to changes in prevailing interest rates and the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on an investing fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, such fund may fail to fully recoup its initial investment in these securities even if the securities are rated highly.
As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage securities described in the Prospectus and this SAI, like other debt instruments, will tend to move in the opposite direction to interest rates. Accordingly, investing in IOs, in conjunction with the other mortgage securities described in the Prospectus and this SAI, is expected to contribute to a Fund’s relatively stable NAV.
In addition to the stripped mortgage securities described above, each of the Strategic Bond Trust, High Yield Trust and Value Trust may invest in similar securities such as Super Principal Only (“SPO”) and Leverage Interest Only (“LIO”) which are more volatile than POs and IOs. Risks associated with instruments, such as SPOs, are similar in nature to those risks related to investments in POs. Risks associated with LIOs and IOs are similar in nature to those associated with IOs. The Strategic Bond Trust may also invest in other similar instruments developed in the future that are deemed consistent with the investment objectives, policies and restrictions.
Under the Code, POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to a fund.
Inverse Floaters. Each of the Global Bond Trust, Total Return Trust, Real Return Bond Trust, Strategic Bond Trust, High Income Trust, High Yield Trust, Investment Quality Bond Trust and Value Trust may invest in inverse floaters. Inverse floaters may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Inverse floaters have greater volatility than other types of mortgage securities in which a fund invests (with the exception of stripped mortgage securities and there is a risk that the market value will vary from the amortized cost). Although inverse floaters are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, inverse floaters together with any other illiquid investments, will not exceed 15% of a Fund’s net assets. See “Additional Investment Policies — Illiquid Securities.”
Inverse floaters are derivative mortgage securities which are structured as a class of security that receives distributions on a pool of mortgage assets. Yields on inverse floaters move in the opposite direction of short-term interest rates and at an accelerated rate.
Types of Credit Support. Mortgage securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the impact of an obligor’s failure to make payments on underlying assets, mortgage securities may contain elements of credit support. A discussion of credit support is described under “Asset-Backed Securities.”

Asset-Backed Securities
The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Through the use of trusts and special purpose corporations, automobile and credit card receivables are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to the CMO structure.
Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of a shorter maturity than mortgage loans. As a result, investment in these securities should be subject to less volatility than mortgage securities. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, a fund must reinvest the prepaid amounts in securities with the prevailing interest rates at the time. Therefore, a fund’s ability to maintain an investment, including high-yielding asset-backed securities, will be affected adversely to the extent that prepayments of principal must be reinvested in securities which have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss. Unless otherwise stated in the Prospectus’ disclosure for a Fund, a Fund will only invest in asset-backed securities rated, at the time of purchase, AA or better by S&P or Aa or better by Moody’s.
As with mortgage securities, asset-backed securities are often backed by a pool of assets representing the obligation of a number of different parties and use similar credit enhancement techniques. For a description of the types of credit enhancement that may accompany asset-backed securities, see “Types of Credit Support” below. A Fund investing in asset-backed securities will not limit its investments to asset-backed securities with credit enhancements. Although asset-backed securities are not generally traded on a national securities exchange, such securities are widely traded by brokers and dealers, and will not be considered illiquid securities for the purposes of the investment restriction on illiquid securities under “Additional Investment Policies”.
Types of Credit Support. To lessen the impact of an obligor’s failure to make payments on underlying assets, mortgage securities and asset-backed securities may contain elements of credit support. Such credit support falls into two categories:

–	liquidity protection; and

–	default protection.

Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool of assets occurs in a timely fashion. Default protection provides protection against losses resulting from ultimate default and enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. A Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Some examples of credit support include:

–	“senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class);

–	creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses); and

–	“over-collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment on the securities and pay any servicing or other fees).

The ratings of mortgage securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or default protection are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of these securities could be reduced in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experienced on the underlying pool of assets is better than expected.
The degree of credit support provided for each issue is generally based on historical information concerning the level of credit risk associated with the underlying assets. Delinquency or loss greater than anticipated could adversely affect the return on an investment in mortgage securities or asset-backed securities.
Collateralized Debt Obligations. A Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the CBO trust or CLO trust, as applicable, and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class. In the case of both the equity tranche and the CBO or CLO tranches, the market prices of and yields on tranches with longer terms to maturity tend to be more volatile than tranches with shorter terms to maturity due to the greater volatility and uncertainty of cash flows.
The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a fund as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds (excluding Lifestyle Trusts) may invest in CDOs that are subordinate to other classes and, therefore, receive payments only after the obligations of the more senior class have been satisfied; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Classic Value Fund, Classic Value Fund II, Core Equity Fund, International Classic Value Fund, Large Cap Select Fund and U.S. Global Leaders Growth Fund
Portfolio Holdings Disclosure Policy.
The Board of Trustees of John Hancock Funds (“JHF”) has adopted the Policy Regarding Disclosure of Portfolio Holdings to protect the interests of the shareholders of JHF and to address potential conflicts of interest that could arise between the interests of shareholders and the interests of the Adviser, or the interests of a fund’s subadvisers, principal underwriter or affiliated persons of a fund’s Adviser or principal underwriter. JHF’s general policy with respect to the release of portfolio holdings to nonaffiliated persons is to do so only in limited circumstances and only to provide nonpublic information regarding portfolio holdings to any person, including affiliated persons, on a “need to know” basis and, when released, to release such information only as consistent with applicable legal requirements and the fiduciary duties owed to shareholders. JHF applies its policy uniformly to all parties, including individual and institutional investors, intermediaries, affiliated persons of a fund, and to all third party service providers and rating agencies.
JHF posts on the fifth business day after month-end, the following information for each fund will be posted on www.jhfunds.com: top ten holdings (% of each position); top ten sector analysis; total return/yield; top ten countries/SIC; average quality/maturity; beta/alpha/r2 (open-end funds only); top ten portfolio composition; number of holdings; and bond fund duration. JHF posts to its Web site at www.jhfunds.com complete portfolio holdings for a fund thirty (30) days after each calendar month end. A fund also discloses its complete portfolio holdings information quarterly to the SEC using Form N-Q within 60 days of the end of the first and third quarter ends of JHF’s fiscal year and on Form N-CSR on the second and fourth quarter ends of JHF’s fiscal year. Form N-Q is not required to be mailed to shareholders, but is made public through the SEC electronic filings. Shareholders receive either complete portfolio holdings information or summaries of a fund’s portfolio holdings with their annual and semi-annual reports.
Portfolio holdings information that is not publicly available will be released only pursuant to the exceptions described in the Policy Regarding Disclosure of Portfolio Holdings. Material nonpublic holdings information may be provided to nonaffiliated persons as part of the investment activities of a fund to: entities which, by explicit agreement, are required to maintain the confidentiality of the information disclosed; rating organizations, such as Moody’s, S&P, Morningstar and Lipper; or other entities for the purpose of compiling reports and preparing data; proxy voting services for the purpose of voting proxies; entities providing computer software; courts (including bankruptcy courts) or regulators with jurisdiction over JHF, and its affiliates; and, institutional traders to assist in research and trade execution. Exceptions to the portfolio holdings release policy can only be approved by JHF’s Chief Compliance Officer (“CCO”) or his duly authorized delegate after considering: (a) the purpose of providing such information; (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon; and (c) whether such disclosure is in the best interest of the shareholders.
At this time, the entities receiving information described in the preceding paragraph are: Vestek (holdings, monthly with 30 day lag); Morningstar (holdings, monthly with 32 day lag); Lipper (holdings, monthly with 32 day lag); Fact Set (holdings, daily); PricewaterhouseCoopers (prices, annual audits); Confluence (holdings, daily); ISS (holdings, daily); Elkins McSherry (purchases and sales, quarterly); NASDQ (NAVs, daily); Charles River (holdings and securities details, daily); and DST (NAVs, daily).
The CCO is also required to pre-approve the disclosure of nonpublic information regarding portfolio holdings to any affiliated persons of JHF. The CCO will use the same three considerations stated above before approving disclosure of nonpublic information to affiliated persons.
The CCO shall report to the Board of Trustees whenever additional disclosures of portfolio holdings are approved. The CCO’s report shall be at the Board meeting following such approval.
When the CCO believes that the disclosure of nonpublic information to a nonaffiliated person is a potential conflict of interest between the interest of the shareholders and the interest of affiliated persons of JHF, the CCO shall refer the conflict to the Board of Trustees. The Board of Trustees shall then only permit such disclosure of the nonpublic information if in their reasonable business judgment they conclude such disclosure will be in the best interests of JHF’s shareholders.
The receipt of compensation by a fund, the Adviser, a subadviser or an affiliate as consideration for disclosing nonpublic portfolio holdings information is not deemed a legitimate business purpose and is strictly forbidden.
INVESTMENT RESTRICTIONS
Fundamental Investment Restrictions. The following investment restrictions will not be changed without the approval of a majority of the Fund’s outstanding voting securities which, as used in the Prospectus and this SAI, means the approval by the lesser of (1) the holders of 67% or more of the Fund’s shares represented at a meeting if more than 50% of the Fund’s outstanding shares are present in person or by proxy at that meeting or (2) more than 50% of the Fund’s outstanding shares.
Classic Value Fund and Classic Value Fund II
The Fund may not:
1.	Issue senior securities, except as permitted by the Fund’s fundamental investment restrictions on borrowing, lending and investing in commodities and as otherwise permitted under the 1940 Act. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees’ fees, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, forward foreign exchange contracts and repurchase agreements entered into in accordance with the Fund’s investment policies are not deemed to be senior securities.
2.	Borrow money, except: (i) for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed) taken at market value; (ii) in connection with the redemption of fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets, (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets; (iv) in connection with entering into reverse repurchase agreements and dollar rolls, but only if after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act; and (v) as otherwise permitted under the 1940 Act. For purposes of this investment restriction, the deferral of trustees’ fees and transactions in short sales, futures contracts, options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing.
3.	Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.
4.	Purchase, sell or invest in real estate, but subject to its other investment policies and restrictions may invest in securities of companies that deal in real estate or are engaged in the real estate business. These companies include real estate investment trusts and securities secured by real estate or interests in real estate. The Fund may hold and sell real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of the fund’s ownership of securities.
5.	Invest in commodities or commodity futures contracts, other than financial derivative contracts. Financial derivatives include forward currency contracts; financial futures contracts and options on financial futures contracts; options and warrants on securities, currencies and financial indices; swaps, caps, floors, collars and swaptions; and repurchase agreements entered into in accordance with the Fund’s investment policies.
6.	Make loans, except that the Fund may (i) lend portfolio securities in accordance with the Fund’s investment policies up to 33 1/3% of the Fund’s total assets taken at market value, (ii) enter into repurchase agreements, and (iii) purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.
7.	Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.
8.	With respect to 75% of the Fund’s total assets, invest more than 5% of the Fund’s total assets in the securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than (i) securities issued or guaranteed by the U.S. Government, its agencies or its instrumentalities or (ii) securities of other investment companies.
Non-Fundamental Investment Restrictions. The following investment restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval.
The Fund may not:
1.	Purchase a security if, as a result, (i) more than 10% of the Fund’s total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund’s total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending of the Fund’s portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

2.	Invest in the securities of an issuer for the purpose of exercising control or management.

3.	Purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions.

4.	Invest more than 15% of its net assets in securities which are illiquid.
Except with respect to borrowing money, if a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of the Fund’s assets will not be considered a violation of the restriction.
The Fund will invest only in countries on the Adviser’s Approved Country Listing. The Approved Country Listing is a list maintained by the Adviser that outlines all countries, including the United States, that have been approved for investment by Funds managed by the Adviser.
If allowed by the Fund’s other investment policies and restrictions, the Fund may invest up to 5% of its total assets in Russian equity securities and up to 10% of its total assets in Russian fixed income securities. All Russian securities must be: (1) denominated in U.S. dollars, Canadian dollars, euros, sterling, or yen; (2) traded on a major exchange; and (3) held physically outside of Russia.
Core Equity Fund
The Fund may not:
1	Issue senior securities, except as permitted by paragraphs (2), (6) and (7) below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund’s investment policies, and the pledge, mortgage or hypothecation of the Fund’s assets within the meaning of paragraph (3) below, are not deemed to be senior securities.
2	Borrow money, except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed) taken at market value. The Fund will not leverage to attempt to increase income. The Fund will not purchase securities while outstanding borrowings exceed 5% of the Fund’s total assets.
3	Pledge, mortgage or hypothecate its assets, except to secure indebtedness permitted by paragraph (2) above and then only if such pledging, mortgaging or hypothecating does not exceed 33 1/3% of the Fund’s total assets taken at market value.
4	Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the 1933 Act.

5	Purchase or sell real estate or any interest therein, except that the Fund may invest in securities of corporate or governmental entities secured by real estate or marketable interests therein or securities issued by companies that invest in real estate or interests therein.
6	Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund’s investment policies up to 33 1/3% of the Fund’s total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.
7	Invest in commodities or in commodity contracts or in puts, calls, or combinations of both, except options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund’s investment policies.
8	Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies or instrumentalities.
9	Purchase securities of an issuer (other than the U.S. Government, its agencies or instrumentalities), if
(a)	such purchase would cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer, or

(b)	such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.
In connection with the lending of portfolio securities under paragraph (6) above, such loans must at all times be fully collateralized and the Fund’s custodian must take possession of the collateral either physically or in book entry form. Securities used as collateral must be marked to market daily.
Non-Fundamental Investment Restrictions. The following restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval.
The Fund may not:
1.	Participate on a joint or joint-and-several basis in any securities trading account. The “bunching” of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser or Sub-Adviser to save commissions or to average prices among them is not deemed to result in a joint securities trading account.
2.	Purchase securities on margin or make short sales, except in connection with arbitrage transactions or unless, by virtue of its ownership of other securities, the Fund has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.
3.	Purchase a security if, as a result, (i) more than 10% of the Fund’s total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund’s total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund’s portfolio securities, in the securities of open- end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independence Trustees/ Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

4.	Invests more than 15% of its net assets in illiquid securities.
Except with respect to borrowing money, if a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of the Fund’s assets will not be considered a violation of the restriction.
The Funds will invest only in countries on the Adviser’s Approved Country Listing. The Approved Country Listing is a list maintained by the Adviser that outlines all countries, including the United States, that have been approved for investment by Funds managed by the Adviser.
If allowed by the Fund’s other investment policies and restrictions, the Fund may invest up to 5% of its total assets in Russian equity securities and up to 10% of its total assets in Russian fixed income securities. All Russian securities must be: (1) denominated in U.S. or Canadian dollars, euros, sterling, or yen; (2) traded on a major exchange; and (3) held physically outside of Russia.
International Classic Value Fund
The Fund may not:
1.	Issue senior securities, except as permitted by the Fund’s fundamental investment restrictions on borrowing, lending and investing in commodities and as otherwise permitted under the 1940 Act. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees’ fees, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, forward foreign exchange contracts and repurchase agreements entered into in accordance with the Fund’s investment policies are not deemed to be senior securities.
2.	Borrow money, except: (i) for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed) taken at market value; (ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets, (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets; (iv) in connection with entering into reverse repurchase agreements and dollar rolls, but only if after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act; and (v) as otherwise permitted under the 1940 Act. For purposes of this investment restriction, the deferral of trustees’ fees and transactions in short sales, futures contracts, options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing.
3.	Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.
4.	Purchase, sell or invest in real estate, but subject to its other investment policies and restrictions may invest in securities of companies that deal in real estate or are engaged in the real estate business. These companies include real estate investment trusts and securities secured by real estate or interests in real estate. The Fund may hold and sell real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of the Fund’s ownership of securities.
5.	Invest in commodities or commodity futures contracts, other than financial derivative contracts. Financial derivatives include forward currency contracts; financial futures contracts and options on financial futures contracts; options and warrants on securities, currencies and financial indices; swaps, caps, floors, collars and swaptions; and repurchase agreements entered into in accordance with the Fund’s investment policies.
6.	Make loans, except that the Fund may (i) lend portfolio securities in accordance with the Fund’s investment policies up to 33 1/3% of the Fund’s total assets taken at market value, (ii) enter into repurchase agreements, and (iii) purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.
7.	Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.
Non-Fundamental Investment Restrictions. The following investment restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval.
The Fund may not:
1.	Purchase a security if, as a result, (i) more than 10% of the Fund’s total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund’s total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending of the Fund’s portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent

Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

2.	Invest in the securities of an issuer for the purpose of exercising control or management.

3.	Purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions.

4.	Invest more than 15% of its net assets in securities which are illiquid.
Except with respect to borrowing money, if a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of the Fund’s assets will not be considered a violation of the restriction.
The Fund will invest only in countries on the Adviser’s Approved Country Listing. The Approved Country Listing is a list maintained by the Adviser that outlines all countries, including the United States, that have been approved for investment by funds managed by the Adviser.
If allowed by the Fund’s other investment policies and restrictions, the Fund may invest up to 5% of its total assets in Russian equity securities and up to 10% of its total assets in Russian fixed income securities. All Russian securities must be: (1) denominated in U.S. dollars, Canadian dollars, euros, sterling, or yen; (2) traded on a major exchange; and (3) held physically outside of Russia.
Large Cap Select Fund
The Fund may not:
1.	Issue senior securities, except as permitted by the Fund’s fundamental investment restrictions on borrowing, lending and investing in commodities and as otherwise permitted under the 1940 Act. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees’ fees, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, forward foreign exchange contracts and repurchase agreements entered into in accordance with the Fund’s investment policies are not deemed to be senior securities.
2.	Borrow money, except: (i) for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed) taken at market value; (ii) in connection with the redemption of fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets, (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets; (iv) in connection with entering into reverse repurchase agreements and dollar rolls, but only if after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act; and (v) as otherwise permitted under the 1940 Act. For purposes of this investment restriction, the deferral of trustees’ fees and transactions in short sales, futures contracts, options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing.
3.	Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.
4.	Purchase, sell or invest in real estate, but subject to its other investment policies and restrictions may invest in securities of companies that deal in real estate or are engaged in the real estate business. These companies include real estate investment trusts and securities secured by real estate or interests in real estate. The Fund may hold and sell real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of the Fund’s ownership of securities.
5.	Invest in commodities or commodity futures contracts, other than financial derivative contracts. Financial derivatives include forward currency contracts; financial futures contracts and options on financial futures contracts; options and warrants on securities, currencies and financial indices; swaps, caps, floors, collars and swaptions; and repurchase agreements entered into in accordance with the fund’s investment policies.
6.	Make loans, except that the Fund may (i) lend portfolio securities in accordance with the fund’s investment policies up to 33 1/3% of the Fund’s total assets taken at market value, (ii) enter into repurchase agreements, and (iii) purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.
7.	Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.
8.	With respect to 75% of the Fund’s total assets, invest more than 5% of the Fund’s total assets in the securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than (i) securities issued or guaranteed by the U.S. Government, its agencies or its instrumentalities or (ii) securities of other investment companies.
Non-Fundamental Investment Restrictions. The following investment restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval.
The Fund may not:
1.	Purchase a security if, as a result, (i) more than 10% of the Fund’s total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund’s total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending of the Fund’s portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

2.	Invest in the securities of an issuer for the purpose of exercising control or management.

3.	Purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions.

4.	Invest more than 15% of its net assets in securities which are illiquid.
Except with respect to borrowing money, if a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of the Fund’s assets will not be considered a violation of the restriction.
The Fund will invest only in countries on the Adviser’s Approved Country Listing. The Approved Country Listing is a list maintained by the Adviser that outlines all countries, including the United States, that have been approved for investment by Funds managed by the Adviser.
If allowed by the Fund’s other investment policies and restrictions, the Fund may invest up to 5% of its total assets in Russian equity securities and up to 10% of its total assets in Russian fixed income securities. All Russian securities must be: (1) denominated in U.S. dollars, Canadian dollars, euros, sterling, or yen; (2) traded on a major exchange; and (3) held physically outside of Russia.
U.S. Global Leaders Growth Fund
The Fund may not:
1.	Issue senior securities, except as permitted by the Fund’s fundamental investment restrictions on borrowing, lending and investing in commodities, and as otherwise permitted under the 1940 Act. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees’ fees, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, forward foreign exchange contracts and repurchase agreements entered into in accordance with the Fund’s investment policies are not deemed to be senior securities.
2.	Borrow money, except: (i) for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed) taken at market value; (ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets, (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets; (iv) in connection with entering into reverse repurchase agreements and dollar rolls, but only if after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act; and (v) as otherwise permitted under the 1940 Act. For purposes of this investment restriction, the deferral of trustees’ fees and transactions in short sales, futures contracts, options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing.
3.	Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.

4.	Purchase, sell or invest in real estate, but subject to its other investment policies and restrictions may invest in securities of companies that deal in real estate or are engaged in the real estate business. These companies include real estate investment trusts and securities secured by real estate or interests in real estate. The Fund may hold and sell real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of the Fund’s ownership of securities.
5.	Invest in commodities or commodity futures contracts, other than financial derivative contracts. Financial derivatives include forward currency contracts; financial futures contracts and options on financial futures contracts; options and warrants on securities, currencies and financial indices; swaps, caps, floors, collars and swaptions; and repurchase agreements entered into in accordance with the Fund’s investment policies.
6.	Make loans, except that the Fund may (i) lend portfolio securities in accordance with the Fund’s investment policies up to 33 1/3% of the Fund’s total assets taken at market value, (ii) enter into repurchase agreements, and (iii) purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.
7.	Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.
Non-Fundamental Investment Restrictions. The following investment restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval.
1.	Purchase a security if, as a result, (i) more than 10% of the Fund’s total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund’s total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending of the Fund’s portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

2.	Invest in the securities of an issuer for the purpose of exercising control or management.

3.	Purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions.

4.	Invest more than 15% of its net assets in securities which are illiquid.
Except with respect to borrowing money, if a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of the Fund’s assets will not be considered a violation of the restriction.

The Fund will invest only in countries on the Adviser’s Approved Country Listing. The Approved Country Listing is a list maintained by the Adviser that outlines all countries, including the United States, that have been approved for investment by Funds managed by the Adviser.
If allowed by the Fund’s other investment policies and restrictions, the Fund may invest up to 5% of its total assets in Russian equity securities and up to 10% of its total assets in Russian fixed income securities. All Russian securities must be: (1) denominated in U.S. or Canadian dollars, euros, sterling, or yen; (2) traded on a major exchange; and (3) held physically outside of Russia.
PORTFOLIO TURNOVER
The annual rate of portfolio turnover will normally differ for each fund and may vary from year to year as well as within a year. A high rate of portfolio turnover (100% or more) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the fund. Portfolio turnover is calculated by dividing the lesser of purchases or sales of fund securities during the fiscal year by the monthly average of the value of the fund’s securities. (Excluded from the computation are all securities, including options, with maturities at the time of acquisition of one year or less). The portfolio turnover rates for the Funds for the fiscal years ended December 31, 2007 were as follows:
Capital Series

Fund	2007	2006
Classic Value Fund	35%	20%
Classic Value Fund II	52%	12%*
Core Equity Fund	147%	78%
International Classic Value Fund	53%	20%**
Large Cap Select Fund	12%	12%
U. S. Global Leaders Growth Fund	27%	34%

*	Beginning of operations from 7-7-06 to 12-31-06. Not annualized.

**	Beginning of operations from 2-28-06 to 12-31-06. Not annualized.

THOSE RESPONSIBLE FOR MANAGEMENT
The business of the Fund is managed by its Trustees, including certain Trustees who are not “interested persons” of the Fund or the Trust (as defined by the Investment Company Act of 1940) (the “Independent Trustees”), who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also officers or Directors of the Adviser, or officers and Directors of the Fund’s principal distributor, John Hancock Funds, LLC (prior to February 1, 2002, John Hancock Funds, Inc.) (“John Hancock Funds” or the “Distributor”).

Number of
John
Hancock
		Trustee/		Funds
Name, Year of Birth,	Position(s) Held	Officer	Principal Occupation(s) and other	Overseen by
and Address (1)	with Funds	since (2)	Directorships During Past 5 Years	Trustee
Independent Trustees

James F. Carlin Born: 1940	Chairman and Trustee	2008 1992	Director and Treasurer, Alpha Analytical Laboratories (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995); Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Director/Treasurer, Rizzo Associates (engineering) (until 2000); Chairman and CEO, Carlin Consolidated, Inc. (management/investments) (since 1987); Director/Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee, Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance) (until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc. (until 1999), Carlin Insurance Agency, Inc. (until 1999); Chairman, Massachusetts Board of Higher Education (until 1999)	57

(1)	Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

(2)	Each Trustee serves until resignation, retirement age or until her or his successor is elected.

Number of
John
Hancock
		Trustee/		Funds
Name, Year of Birth,	Position(s) Held	Officer	Principal Occupation(s) and other	Overseen by
and Address (1)	with Funds	since (2)	Directorships During Past 5 Years	Trustee
Independent Trustees

William H. Cunningham Born: 1944	Trustee	2005	Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies (until 2001); Director of the following:	57
Hicks Acquisition Company 1, Inc. (since October 2007); Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since 2006), Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century Equity Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000); Introgen (manufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer) (until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory Director, Q Investments (until 2003); Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank – Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes Lemmerz International, Inc. (diversified automotive parts supply company) (since 2003).

(1)	Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

(2)	Each Trustee serves until resignation, retirement age or until her or his successor is elected.

				Number of
				John Hancock
		Trustee/		Funds
Name, Year of Birth,	Position(s) Held	Officer	Principal Occupation(s) and other	Overseen by
and Address (1)	with Funds	since (2)	Directorships During Past 5 Years	Trustee
Charles L. Ladner Born: 1938	Trustee	2004	Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas, Inc. (retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997); Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2007).	57

John A. Moore Born: 1939	Trustee	1996	President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution) (until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse (consulting)(since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).	57

(1)	Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

(2)	Each Trustee serves until resignation, retirement age or until her or his successor is elected.

				Number of
				John Hancock
		Trustee/		Funds
Name, Year of Birth,	Position(s) Held	Officer	Principal Occupation(s) and other	Overseen by
and Address (1)	with Funds	since (2)	Directorships During Past 5 Years	Trustee
Patti McGill Peterson Born: 1943	Trustee	1996	Senior Associate, Institute for Higher Education Policy (since 2007); Executive Director, Council for International Exchange of Scholars and Vice President, Institute of International Education (until 2007); Senior Fellow, Cornell Institute of Public Affairs, Cornell University (until 1998); Former President of Wells College, Aurora, NY and St. Lawrence University, Canton, NY; Director, Niagara Mohawk Power Corporation (until 2003); Director, Ford Foundation, International Fellowships Program (since 2002); Director, Lois Roth Endowment (since 2002); Director, Council for International Exchange (since 2003).	57

Steven R. Pruchansky Born: 1944	Trustee	2005	Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC (real estate) (since 2001); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).	57

Non-Independent Trustees (3)

James R. Boyle Born: 1959	Trustee	2005	Executive Vice President, Manulife Financial Corporation (since 1999); President, John Hancock Variable Life Insurance Company (since March 2007); Executive Vice President , John Hancock Life Insurance Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the “Adviser”), The Berkeley Financial Group, LLC (“The Berkeley Group”) (holding company) and John Hancock Funds, LLC (“John Hancock Funds”) (since 2005); Senior Vice President, The Manufacturers Life Insurance Company (U.S.A) (until 2004).	260

(1)	Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

(2)	Each Trustee serves until resignation, retirement age or until her or his successor is elected.

(3)	Non-Independent Trustee: holds positions with the Funds’ investment adviser, underwriter, and/ or certain other affiliates.

				Number of
				John
				Hancock
		Trustee/		Funds
Name, Year of Birth,	Position(s) Held	Officer	Principal Occupation(s) and other	Overseen
and Address (1)	with Funds	since	Directorships During Past 5 Years	by Trustee
Principal Officers who are not Trustees

Keith F. Hartstein Born: 1956	President and Chief Executive Officer	2005	Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief Executive Officer, the Adviser, The Berkeley Group, John Hancock Funds, LLC (since 2005); Director, MFC Global Investment Management (U.S.), LLC (“MFC Global (U.S.)”) (since 2005); Director, John Hancock Signature Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock Investment Management Services, LLC (since 2006); President and Chief Executive Officer, John Hancock Funds II, John Hancock Funds III, and John Hancock Trust; Director, Chairman and President, NM Capital Management, Inc. (since 2005); Member, Investment Company Institute Sales Force Marketing Committee (since 2003); President and Chief Executive Officer, MFC Global (U.S.) (2005-2006); Executive Vice President, John Hancock Funds, LLC (until 2005);	N/A

Thomas M. Kinzler Born: 1955	Secretary and Chief Legal Officer	2006	Vice President and Counsel for John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds and John Hancock Funds II (since 2006) and Chief Legal Officer and Assistant Secretary, John Hancock Trust (since 2006); Vice President and Associate General Counsel, Massachusetts Mutual Life Insurance Company (1999-2006); Secretary and Chief Legal Counsel, MML Series Investment Fund (2000-2006); Secretary and Chief Legal Counsel, MassMutual Institutional Funds (2000-2004); Secretary and Chief Legal Counsel, MassMutual Select Funds and MassMutual Premier Funds (2004-2006).	N/A

(1)	Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

				Number of
				John
				Hancock
		Trustee/		Funds
Name, Year of Birth,	Position(s) Held	Officer	Principal Occupation(s) and other	Overseen by
and Address (1)	with Funds	since	Directorships During Past 5 Years	Trustee
Francis V. Knox, Jr. Born: 1947	Chief Compliance Officer	2005	Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC, the Adviser and MFC Global (U.S.) (since 2005); Vice President and Chief Compliance Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics & Compliance Officer, Fidelity Investments (until 2001).	N/A

Gordon M. Shone Born: 1956	Treasurer	2006	Senior Vice President, John Hancock Life Insurance Company (U.S.A) (since 2001); Treasurer, John Hancock Funds (since 2006); John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003-2005); Vice President, John Hancock Investment Management Services, Inc. and John Hancock Advisers, LLC (since 2006), The Manufacturers Life Insurance Company (U.S.A.) (1998-2000).	N/A

(1)	Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

				Number of
				John
				Hancock
		Trustee/		Funds
Name, Year of Birth,	Position(s) Held	Officer	Principal Occupation(s) and other	Overseen by
and Address (1)	with Funds	since	Directorships During Past 5 Years	Trustee
John G. Vrysen Born: 1955	Chief Operating Officer	2005	Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since June 2007); Executive Vice President and Chief Operating Officer, John Hancock Investment Management Services, LLC (since December 2007); Chief Operating Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since June 2007); Director, Executive Vice President and Chief Financial Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (2005-2007); Executive Vice President and Chief Financial Officer, John Hancock Investment Management Services, LLC (2005-2007), Executive Vice President and Chief Financial Officer, MFC Global (U.S.) (since 2005-2007); Director, John Hancock Signature Services, Inc. (since 2005); Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III, John Hancock Trust (2005-June 2007); Vice President and General Manager, Fixed Annuities, U.S. Wealth Management (2004-2005); Vice President, Operations Manulife Wood Logan (2000-2004).	N/A

Charles A. Rizzo 1957	Chief Financial Officer	2007	Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (June 2007-Present); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005-June 2007); Vice President, Goldman Sachs (2005-June 2007); Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003-2005); Director, Tax and Financial Reporting, Deutsche Asset Management (2002-2003); Vice President and Treasurer, Deutsche Global Fund Services (Deutsche Registered Investment Companies) (1999-2002).	N/A

(1)	Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

All of the officers listed are officers or employees of the Adviser or affiliated companies. Some of the Trustees and officers may also be officers and/or directors and/or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.
The Fund’s Board of Trustees currently has four standing Committees: the Audit and Compliance Committee, the Contracts/Operations Committee, the Governance Committee and the Investment Performance Committee. Each Committee is comprised of Independent Trustees who are not “interested persons” of the Funds.
The Audit and Compliance Committee members are Messrs. Chapman, Ladner, Moore and Ms. McGill Peterson. All of the members of the Audit and Compliance Committee are independent and each member is financially literate with at least one having accounting or financial management expertise. The Board has adopted a written charter for the Audit and Compliance Committee. The Audit and Compliance Committee recommends to the full board auditors for the Funds, monitors and oversees the audits of the Funds, communicates with both independent auditors and internal auditors on a regular basis and provides a forum for the auditors to report and discuss any matters they deem appropriate at any time. The Audit and Compliance Committee held five meetings during the fiscal year ended December 31, 2007.
The Governance Committee members are all of the independent Trustees. The Governance Committee makes recommendations to the Board on issues related to corporate governance applicable to the Independent Trustees and to the composition and operation of the Board and to assume duties, responsibilities and functions to nominate candidates to the Board, together with such addition duties, responsibilities and functions as are delegated to it from time to time. Among other things, the Governance Committee acts as a nominating committee of the Board. In reviewing a potential nominee and in evaluating the renomination of current Independent Trustees, the Governance Committee will generally apply the following criteria: (i) the nominee’s reputation for integrity, honesty and adherence to high ethical standards, (ii) the nominee’s business acumen, experience and ability to exercise sound judgments, (iii) a commitment to understand the Funds and the responsibilities of a trustee of an investment company, (iv) a commitment to regularly attend and participate in meetings of the Board and its committees, (v) the ability to understand potential conflicts of interest involving management of the Funds and to act in the interests of all shareholders, and (vi) the absence of a real or apparent conflict of interest that would impair the nominee’s ability to represent the interests of all the shareholders and to fulfill the responsibilities of an Independent Trustee. The Governance Committee does not necessarily place the same emphasis on each criteria and each nominee may not have each of these qualities. The Governance Committee does not discriminate on the basis of race, religion, national origin, sex, sexual orientation, disability or any other basis proscribed by law. The Governance Committee held one meeting during the fiscal year ended December 31, 2007.
As long as an existing Independent Trustee continues, in the opinion of the Governance Committee, to satisfy these criteria, the Funds anticipate that the Committee would favor the renomination of an existing Trustee rather than a new candidate. Consequently, while the Governance Committee will consider nominees recommended by shareholders to serve as trustees, the Governance Committee may only act upon such recommendations if there is a vacancy on the Board or the Administration Committee determines that the selection of a new or additional Independent Trustee is in the best interests of the Funds. In the event that a vacancy arises or a change in Board membership is determined to be advisable, the Governance Committee will, in addition to any shareholder recommendations, consider candidates identified by other means, including candidates proposed by members of the Governance Committee. While it has not done so in the past, the Governance Committee may retain a consultant to assist the Committee in a search for a qualified candidate.

Any shareholder recommendation must be submitted in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934, as amended, to be considered by the Governance Committee. In evaluating a nominee recommended by a shareholder, the Governance Committee, in addition to the criteria discussed above, may consider the objectives of the shareholder in submitting that nomination and whether such objectives are consistent with the interests of all shareholders. If the Board determines to include a shareholder’s candidate among the slate of nominees, the candidate’s name will be placed on the Funds’ proxy card. If the Governance Committee or the Board determines not to include such candidate among the Board’s designated nominees and the shareholder has satisfied the requirements of Rule 14a-8, the shareholder’s candidate will be treated as a nominee of the shareholder who originally nominated the candidate. In that case, the candidate will not be named on the proxy card distributed with the Funds’ proxy statement.
Shareholders may communicate with the members of the Board as a group or individually. Any such communication should be sent to the Board or an individual Trustee c/o The Secretary of the Funds at the following address: 601 Congress Street, Boston, MA 02210-2805. The Secretary may determine not to forward any letter to the members of the Board that does not relate to the business of the Funds.
The Contracts/Operations Committee members are Messrs. Carlin, Cunningham and Pruchansky. The Contracts/Operations Committee oversees the initiation, operation, and renewal of contracts between the Funds and other entities. These contracts include advisory and sub-advisory agreements (if, applicable), custodial and transfer agency agreements and arrangements with other service providers. The Contracts/Operations Committee held five meetings during the fiscal year ended December 31, 2007.
The Investment Performance Committee members are all of the independent Trustees. The Investment Performance Committee monitors and analyzes the performance of the Funds generally, consults with the Adviser as necessary if the Funds require special attention, and reviews peer groups and other comparative standards as necessary. The Investment Performance Committee held four meetings during the fiscal year ended December 31, 2007.

The following table provides a dollar range indicating each Trustee’s ownership of equity securities of the Funds, as well as aggregate holdings of shares of equity securities of all John Hancock Funds overseen by the Trustee, as of December 31, 2007.

Aggregate
Dollar Range
of holdings
	Dollar Range of Fund Shares Owned by Trustee (1)						in John
						U.S.	Hancock
				International		Global	Funds
	Classic	Classic	Core	Classic	Large Cap	Leaders	overseen by
Name of Trustee	Value	Value II	Equity	Value	Select	Growth	Trustee (1)
Independent Trustees
James F. Carlin	$1-10,000	$1-10,000	$1-10,000	$1-10,000	$1-10,000	$1-10,000	Over 100,000
William H. Cunningham	none	none	none	none	none	$10,001-50,000	Over $100,000
Charles L. Ladner	$1-10,000	none	$1-10,000	none	$1-10,000	$1-10,000	Over 100,000
Dr. John A. Moore	$50,001-100,000	$10,001-50,000	$1-10,000	$1-10,000	$10,001-50,000	$1-10,000	Over 100,000
Patti McGill Peterson	none	none	$10,001-50,000	none	none	$10,001-50,000	Over 100,000
Steven R. Pruchansky	$10,001-50,000	$1-10,000	none	$10,001-50,000	$1-10,000	$10,001-50,000	Over 100,000
Non-Independent Trustee
James R. Boyle	None	None	None	None	None	None	$10,001-50,000

(1)	The Funds participate in the John Hancock Deferred Compensation Plan for Independent Trustees (the “Plan”). Under the Plan, an Independent Trustee may elect to have his deferred fees invested by a fund in shares of one or more funds in the John Hancock fund complex and the amount paid to the Trustees under the Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees does not obligate any fund to retain the services of any Trustee or obligate a fund to pay any particular level of compensation to the Trustee. Under these circumstances, the Trustee is not the legal owner of the underlying shares, but does participate in any positive or negative return on those shares to the same extent as all other shareholders.

The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Any Non-Independent Trustee, and each of the officers of the Fund are interested persons of the Adviser, and/or affiliates are compensated by the Adviser and received no compensation from the Fund for their services.

(1) Compensation is for the fiscal year ended December 31, 2007.

							Total
							Compensation
	Aggregate Compensation from the Fund (1)						from the Fund
						U.S.	and
					Large	Global	John Hancock
	Classic	Classic	Core	International	Cap	Leaders	Fund Complex
	Value	Value II	Equity	Classic Value	Select	Growth	to Trustees
James F. Carlin	$42,451	$384	$1,432	$136	$319	$7,377	$145,250
William H. Cunningham*	$26,238	$205	$892	$81	$200	$4,669	$145,250
Charles L. Ladner*	$42,451	$384	$1,432	$136	$319	$7,377	$146,000
Dr. John A. Moore*	$52,738	$548	$1,761	$176	$391	$8,925	$181,000
Patti McGill Peterson*	$38,717	$329	$1,311	$122	$293	$6,801	$151,000
Steven R. Pruchansky*	$34,984	$273	$1,190	$108	$267	$6,225	$180,250
Total	$237,579	$2,123	$8,018	$759	$1,789	$41,374	$948,750

(1)	Total compensation paid by the John Hancock Funds Complex to the Independent Trustees is as of December 31, 2007. As of this date, Messrs. Carlin, Ladner, Moore, Pruchansky and Ms. Peterson served on fifty-five funds in the John Hancock Fund Complex.

*	As of December 31, 2007, the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock Funds Complex for Mr. Cunningham was $240,195, Mr. Ladner $89,569, Ms. McGill Peterson $94,067, Dr. Moore was $363,017 and Mr. Pruchansky was $388,329 under the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees (the “Plan”).

As of March 31, 2008, the officers and Trustees of the Funds as a group beneficially owned less than 1% of the outstanding shares of the Funds, except that as a group they beneficially own 49.29% of Class I shares of Core Equity Fund. As of that date, the following shareholders beneficially owned 5% or more of the outstanding shares of the Funds.

Classic Value Fund

Name and Address of Owners of More
than 5% of Shares	Class A	Class B	Class C	Class I	Class R1
CHARLES SCHWAB & CO INC MUTUAL FUNDS DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151				9.29%

CITIGROUP GLOBAL MARKETS INC ATTN CINDY TEMPESTA 7TH FLOOR 333 W 34TH ST NEW YORK NY 10001-2402		12.91%	14.48%

EMJAYCO ARIES MARINE 401K PLAN 5001 N LYDELL AVE MILWAUKEE WI 53217-5531					6.18%

MLPF& S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 2ND FL JACKSONVILLE FL 32246-6484		14.02%	24.09%		22.98%

MLPF& S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 2ND FL JACKSONVILLE FL 32246-6484				8.95%

NFS LLC FEBO FIIOC AS AGENT FOR QUALIFIED EMPLOYEE BENEFIT PLANS (401K) FINOPS-IC FUNDS 100 MAGELLAN WAY KW1C COVINGTON KY 41015-1987				8.75%

UNION BANK TR NOMINEE FBO MERCURY AIR GROUP 401K PLAN PO BOX 85484 SAN DIEGO CA 92186-5484					5.11%

WELLS FARGO BANK NA FBO WEALTHBUILDER TACTICAL EQUITY PO BOX 1533 MINNEAPOLIS MN 55480-1533				5.08%

CLASSIC VALUE II

Name and Address of Owners of More
than 5% of Shares	Class	Class B	Class C	Class I	Class R1
CHARLES SCHWAB & CO INC MUTUAL FUNDS DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	10.85%			8.59%

MG TRUST COMPANY CUST FBO MANHATTAN BANCORP 401(K) PROFIT 700 17TH ST STE 300 DENVER CO 80202-3531					24.28%

MG TRUST COMPANY CUST FBO DANA DENTAL ASSOCIATES 700 17TH ST STE 300 DENVER CO 80202-3531					18.17%

MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEERLAKE DRIVE EAST 2ND FL JACKSONVILLE FL 32246-6484		8.90%	26.06%

NFS LLC FEBO FIRST AMERICAN TRUST FSB 5 FIRST AMERICAN WAY MSC 7 SANTA ANA CA 92707-5913				19.46%

NFS LLC FEBO LAMB-WESTON INC EXECUTIVE DE DAVID H RICHARDSON PO BOX 1900 PASCO WA 99302-				8.07%

NFS LLC FEBO NORTHERN TRUSTCO REGULAR IRA FBO PAUL F MOSHER 5155 MUIR AVE SAN DIEGO CA 92107-2011					45.46%

SACRAMENTO REGION COMMUNITY FOUNDATION RUTH BLANK JAMES B MCCALLUM 740 UNIVERSITY AVE STE 110 SACRAMENTO CA 95825-6751				22.69%

SACRAMENTO REGION COMMUNITY FOUNDATION RCA RUTH BLANK JAMES B MCCALLUM 740 UNIVERSITY AVE STE 110 SACRAMENTO CA 95825-6751				6.66%

THE FIRST HOSPITAL FOUNDATION PO BOX 22477 PHILADELPHIA PA 19110-2477				18.83%

CORE EQUITY

Name and Address of Owners of More
than 5% of Shares	Class A	Class B	Class C	Class I	Class R1
MG TRUST CUSTODIAN FBO EKK EAGLE AMERICA 700 17TH ST STE 150 DENVER CO 80202-3502				13.35%

MLPF& S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 2ND FLOOR JACKSONVILLE FL 32246-6484	5.95%

MLPF& S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 2ND FL JACKSONVILLE FL 32246-6484			11.15%

MLPF& S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 2ND FL JACKSONVILLE FL 32246-6484				36.94%

NFS LLC FEBO SARAH L HARTSTEIN KEITH F HARTSTEIN TTEE SARAH L HARTSTEIN REVOCTRUST 17 TRAILSIDE RD MEDFIELD MA 02052-2237				49.29%

INTERNATIONAL CLASSIC VALUE

Name and Address of Owners of More
than 5% of Shares	Class A	Class B	Class C	Class I	Class R1
C/O US TRUST COMPANY ATWELL & CO FBO P O BOX 456 WALL STREET STATION NEW YORK NY 10005				7.91%

C/O US TRUST COMPANY ATWELL & CO FBO P O BOX 456 WALL STREET STATION NEW YORK NY 10005				7.70%

CHARLES SCHWAB & CO INC MUTUAL FUNDS DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	21.20%

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151			22.74%

DONNA L LIST TTEE DONNA L LIST LIVINGTRUST DTD 08/22/2005 AGGR MW 3824 CHARTHOUSE CIR WESTLAKE VLG CA 91361-3817			5.55%

GERLACH & CO LLC 3800 CITIBANK CENTER B3-12 TAMPA FL 33610				30.50%

MLPF& S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 2ND FL JACKSONVILLE FL 32246-6484		5.86%

NEW YORK HISTORICAL SOCIETY LOUISE MIRRER RICHARD A SHEIN STEPHANIE T BENJAMIN 170 CENTRAL PARK W NEW YORK NY 10024-5194				22.74%

NFS LLC FEBO FIIOC AGENT FBO QUALIFIED EMPLOYEE PLANS 401K FINOPS-IC FUNDS 100 MAGELLAN WAY # KW1C COVINGTON KY 41015-1987				9.85%

OPPENHEIMER & CO INC. FBO THOMAS CELANI TTEE THOMAS CELANI REVOC TR DTD 03/03/00 C/O LUNA ENTERTAINMENT 42875 GRAND RIVER AVE STE 201 NOVI MI 48375-1782			11.70%

Name and Address of Owners of More
than 5% of Shares	Class A	Class B	Class C	Class I	Class R1
OPPENHEIMER & CO INC. FBO STANLEY E FULTON IRA-R/O 5738 HEDGEHAVEN CT LAS VEGAS NV 89120-2553			5.43%

UBS FINANCIAL SERVICES INC. FBO SILK INVESTMENTS LIMITED PALM GROVE HOUSE ROAD TOWN TORTOLA, VIRGIN ISLANDS	13.63%

UBS FINANCIAL SERVICES INC. FBO STICHTING OLYMPIA TRUST C/O MORET ERNST & YOUNG ZEELANDIA OFFICE PARK POST BUS 3626 WILLEMSTAD CURACAO, NETHERLANDS A	8.77%

UBS FINANCIAL SERVICES INC. FBO UBS-FINSVC CDN FBO MR CHARLES J BLOCK P.O.BOX 3321, 1000 HARBOR BLVD WEEHAWKEN NJ 07086-8154	5.01%

LARGE CAP SELECT

Name and Address of Owners of More
than 5% of Shares	Class A	Class B	Class C	Class I	Class R1
CITIGROUP GLOBAL MARKETS INC ATTN CINDY TEMPESTA 7TH FLOOR 333 WEST 34TH STREET NEW YORK NY 10001-2402			11.55%

MG TRUST COMPANY CUST FBO FLAGSHIP INDUSTRIES INC 700 17TH ST STE 300 DENVER CO 80202-3531					8.94%

MG TRUST CUSTODIAN FBO PFABULOUS GENTLE DENTISTRY 700 17TH ST STE 300 DENVER CO 80202-3531					24.24%

MG TRUST CUSTODIAN FBO ALBERT FRIED & COMPANY LLC 700 17TH ST STE 300 DENVER CO 80202-3531					22.95%

MG TRUST CUSTODIAN FBO JAY CARTY 700 17TH ST STE 300 DENVER CO 80202-3531					5.90%

MLPF& S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 2ND FL JACKSONVILLE FL 32246-6484		7.09%	10.56%		27.55%

NFS LLC FEBO STATE STREET BANK TRUSTCO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139				91.71%

US GLOBAL LEADERS GROWTH

Name and Address of Owners of More
than 5% of Shares	Class A	Class B	Class C	Class I	Class R1
CITIGROUP GLOBAL MARKETS INC ATTN CINDY TEMPESTA 7TH FLOOR 333 WEST 34TH STREET NEW YORK NY 10001-2402		7.71%	11.90%

MLPF& S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 2ND FL JACKSONVILLE FL 32246-6484		11.87%

MLPF& S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 2ND FL JACKSONVILLE FL 32246-6484				79.44%

MLPF& S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 2ND FL JACKSONVILLE FL 32246-6484					73.95%

MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 2ND FL JACKSONVILLE FL 32246-6484			31.05%
INVESTMENT ADVISORY AND OTHER SERVICES
The Adviser, located at 601 Congress Street, Boston, Massachusetts 02210-2805, a premier investment management company, managed approximately $30 billion in open-end funds, closed-end funds, private accounts, retirement plans and related party assets for individual and institutional investors as of December 31, 2007. Additional information about John Hancock Advisers can be found on the website: www.jhfunds.com.
Classic Value Fund
Classic Value Fund II
International Classic Value Fund
The Sub-Adviser, Pzena Investment Management, LLC, is located at 120 West 45th Street, 20th Floor, New York, New York, 10036.  The Sub-Adviser was founded in 1995 by Richard Pzena and has been providing investment advisory services to institutional and individual clients since that time, and managed $23.6 billion as of December 31, 2007. The majority of the Sub-Adviser is owned by Mr. Pzena, Managing Principal and Co-Chief Investment Officer, and his three other managing partners: John Goetz, Managing Principal and Co-Chief Investment Officer; William Lipsey, Managing Principal, Marketing and Client Services; and A. Rama Krishna,

Managing Principal, Large Cap Value. Twenty-two other employees also own interests in the firm. The twenty-one members of the Sub-Adviser’s investment team include senior investment professionals, bringing experience from Wall Street, corporate management, private equity and management consulting. The Sub-Adviser served as the investment adviser to the Fund’s predecessor, Pzena Focused Value Fund.
Core Equity Fund
The Sub-Adviser, Independence (formerly Independence Investment Associates, Inc.), located at 53 State Street, Boston, Massachusetts 02109, was organized in 1982 and as of December 31, 2007 managed over $6.5 billion in assets for primarily institutional clients. The Sub-Adviser is a subsidiary of Convergent Capital Management LLC
Large Cap Select Fund
The Sub-Adviser, Shay Assets Management, Inc. (“SAMI”) is located at 230 West Monroe Street, Chicago, Illinois 60606. The Sub-Adviser has been providing investment advisory services since 1981 and is controlled by Rodger D. Shay, Chairman. The Sub-Adviser, along with its predecessor, Shay Assets Management Co., served as the investment adviser to the Fund’s predecessor, M.S.B. Fund, Inc., from May 19, 1995 until the Reorganization and managed approximately $3.1 billion as of December 31, 2007. SAMI is a wholly owned subsidiary of Shay Investment Services Inc., a privately-held holding company. Rodger D. Shay is the majority shareholder of Shay Investment Services, Inc.
Mr. John J. McCabe, Senior Vice President and Chief Investment Strategist of the Sub-Adviser, provides macro-economic advice in connection with the management of the Fund. Mr. McCabe has been a part of the portfolio management team for the Fund and the Predecessor Fund since 1991. He joined the Sub-Adviser in May 1995 and prior thereto, he served as Senior Vice President and Chief Investment Officer of National, the Predecessor Fund’s former investment adviser. Mr. McCabe is a director and past President of the New York Society of Security Analysts, a past director of the Financial Analysts Federation and a member and founding Governor of the Association for Investment Management and Research.
Mr. Mark F. Trautman, Vice President of the Sub-Adviser, is primarily responsible for the day-to-day management of the Fund’s portfolio investments. Mr. Trautman has been responsible for the management of the Fund’s and the Predecessor Fund’s portfolio since 1993. He joined the Sub-Adviser in May 1995 and prior thereto, he served as Director of Mutual Fund Investments for the Predecessor former investment adviser, National. Mr. Trautman also has served as the portfolio manager of the AMF Large Cap Equity Institutional Fund (formerly the Institutional Investors Capital Appreciation Fund, Inc.), since 1993. From January 1992 through March 1993 he served as Senior Equity Analyst for the Predecessor Fund and the Institutional Investors Capital Appreciation Fund, Inc.
U.S. Global Leaders Fund
The Sub-Adviser, Sustainable Growth Advisers, L.P. (“SGA”), is located at 3 Stamford Plaza, 301 Tresser Blvd, Suite 1310, Stamford, CT 06901. SGA is a Delaware limited partnership founded in 2003 to provide investment advice to private accounts of institutional and individual clients, private investment companies, and mutual funds. George P. Fraise, Gordon M. Marchand and Robert L. Rohn, each owns 21% of SGA. Total assets under management by these SGA principals as of December 31, 2007 were approximately $2.9 billion.

Each Fund has entered into an investment management contract (the “Advisory Agreement”) with the Adviser, which was approved in connection with the Reorganization by the sole initial shareholder of the Fund and, with respect to the Core Equity Fund, by that fund’s shareholders. Pursuant to the Advisory Agreement, the Adviser, in conjunction with the Sub-Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Fund’s operations except those which are delegated to a custodian, transfer agent or other agent.
The Adviser and each Fund have entered into a Sub-Advisory Agreement with the Sub-Adviser under which the Sub-Adviser, subject to the review of the Trustees and the overall supervision of the Adviser, is responsible for managing the investment operations of the Fund and the composition of the Fund’s portfolio and furnishing the Fund with advice with respect to investments, investment policies and the purchase and sale of securities.
The Funds bear all costs of their organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders’ reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund’s plan of distribution; fees and expenses of custodians including those for keeping books and accounts, maintaining a committed line of credit, and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser’s employees rendering such services to the Fund); the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees’ and shareholders’ meetings; trade association memberships; insurance premiums; and any extraordinary expenses.
Classic Value Fund
As compensation for its services under the Advisory Agreement, the Fund pays the Adviser daily a fee based on a stated percentage of the average of the daily net assets of the Fund as follows:

Average Daily Net Assets	Annual Rate
$0 to $2.5 billion	0.85%
$2.5 billion to $5.0 billion	0.825%
Amount over $5.0 billion*	0.80%

*	Breakpoint added as of the close of business on May 1, 2006.
From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund’s annual ordinary operating expenses to a specified percentage of its average daily net assets.
Effective May 1, 2008, the Adviser agreed to limit the Fund’s expenses (excluding transfer agent and 12b-1 fees) to 0.89% of the Fund’s average daily net assets until April 30, 2009.
Effective May 1, 2006 until April 30, 2008, the Adviser agreed to limit the Fund’s expenses (excluding transfer agent and 12b-1 fees) to 0.89% of the Fund’s average daily net assets and the net operating expenses on Class A shares to 1.32% and Class B and Class C shares to 2.07%. In addition, the transfer agent has agreed to limit transfer agent fees on Class A, B and C shares to

0.18% of each class’s average daily net assets. The Transfer Agent agreed not to terminate this limitation at least until April 30, 2009.
From November 9, 2004 through April 30, 2006 the Adviser limited the Fund’s expenses (excluding transfer agent and 12b-1 fees) to 0.89% of the Fund’s average daily net assets and the net operating expenses on Class A shares to 1.33% and Class B and Class C shares to 2.08%. Prior to November 9, 2004, the Adviser limited the Fund’s expenses (excluding transfer agent and 12b-1 fees) to 0.85% of the Fund’s average daily net assets and the net operating expenses on Class A shares to 1.29% and Class B and Class C shares to 2.04%. This limitation was terminated November 8, 2004
For the fiscal years ended December 31, 2005, 2006, and 2007, the advisory fees payable to the Fund’s Adviser amounted to $27,772,833, $58,019,086 and $72,747,627, respectively, prior to the expense reduction by the Adviser. After the expense reduction, the Fund paid an advisory fee for the fiscal years ended December 31, 2005, 2006 and 2007 of $26,577,662, $57,723,629 and $72,747,627, respectively.
As provided in the Sub-Advisory Agreement, the Adviser (not the Fund) pays the Sub-Adviser quarterly, in arrears, after the end of each quarter, a fee equal on an annual basis to the following percentages of the Fund’s average daily net assets: 40% of the actual management fee received by the Adviser.
Until March 31, 2005, the Adviser (not the Fund) paid the Sub-Adviser quarterly, in arrears, after the end of each quarter, a fee equal on an annual basis to the following percentages of the Fund’s average daily net assets: (i) 0.4250% with respect to the first $500,000,000 of the average daily net asset value of the Fund; (ii) 0.3825% with respect to the average daily net asset value of the Fund in excess of $500,000,000 up to $1,000,000,000; (iii) 0.3400% with respect to the average daily net asset value of the Fund in excess of $1,000,000,000 up to $1,500,000,000; (iv) 0.2975% of the average daily net asset value of the Fund in excess of $1,500,000,000 up to $2,000,000,000; and (v) 0.2550% of the average daily net asset value of the Fund in excess of $2,000,000,000
Classic Value Fund II
As compensation for its services under the Advisory Agreement, the Fund pays the Adviser daily a fee based on a stated percentage of the average of the daily net assets of the Fund as follows:

Average Daily Net Assets	Annual Rate
$0 to $2.5 billion	0.80%
$2.5 billion to $5.0 billion	0.78%
Amount over $5.0 billion	0.76%
From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund’s annual ordinary operating expenses to a specified percentage of its average daily net assets.
Effective May 1, 2008, the Adviser agreed to limit the Fund’s expenses (excluding transfer agent and 12b-1 fees) to 0.89% of the Fund’s average daily net assets until April 30, 2009.
Effective July 1, 2006 until April 30, 2008, the Adviser contractually limited the Fund’s total expenses to 1.32% of the Fund’s average daily net assets for Class A shares. Prior to July 1, 2006, the Adviser has agreed to limit the Fund’s expenses (excluding transfer agent and 12b-1 fees) to 0.89% of the Fund’s average daily net assets and the net operating expenses on Class A shares to 1.32% and Class B and Class C shares to 2.07%. In addition, the transfer agent has agreed to limit transfer agent fees on Class A, B and C shares to 0.18% of each class’s average daily net assets. The Adviser and Transfer Agent agreed not to terminate this limitation at least until April 30, 2009. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund’s annual ordinary operating expenses fall below this limit. The Adviser limits its ability to recover reduced expenses to the end of the Fund’s fiscal year.
For the fiscal period July 7, 2006 to December 31, 2006 and the fiscal year ended December 31, 2007, the advisory fees payable to the Fund’s Adviser amounted to $108,912 and $1,049,466, respectively, prior to the expense reduction by the Adviser. After the expense reduction, the fund paid an advisory fee for the fiscal period July 7, 2006 to December 31, 2006 and the fiscal year ended December 31, 2007 of $0 and $942,691, respectively.
As compensation for its services under the Sub-Advisory Agreement, the Adviser (not the Fund) pays the Sub-Adviser quarterly, in arrears, within five business days after the end of each quarter, a fee based on a stated percentage of the average daily net assets of the Fund as follows:

Average Daily Net Assets	Annual Rate
$0 to $2.5 billion	0.31%
$2.5 billion to $5.0 billion	0.31%
Amount over $5.0 billion	0.30%
Core Equity Fund
As compensation for its services under the Advisory Agreement, the Fund pays the Adviser monthly a fee based on a stated percentage of the average of the daily net assets of the Fund as follows:

Average Daily Net Assets	Annual Rate
First $750,000,000	0.75%
Amount over $750,000,000	0.70%
From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund’s expenses to a specified percentage of average daily net assets. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund’s annual expenses fall below this limit.
For the fiscal years ended December 31, 2005, 2006 and 2007, the Adviser received fees of $2,792,282, $2,448,219 and $2,219,233, respectively.
As provided in the Sub-Advisory Agreement, the Adviser (not the Fund) pays the Sub-Adviser a quarterly sub-advisory fee at the annual rate of 35% of the management fee paid by the Fund to the Adviser for the preceding three months. Prior to July 1, 2003, the Sub-Advisory fee paid by the Adviser to the Sub-Adviser was equal to 51% of the advisory fee payable on the Fund’s average daily net assets.
International Classic Value Fund
As compensation for its services under the Advisory Agreement, the Fund pays the Adviser daily a fee based on a stated percentage of the average of the daily net assets of the Fund as follows:

Average Daily Net Assets	Annual Rate
$0 to $1 Billion	1.05%
Amount over $1 Billion*	1.00%

*	Breakpoints added as of the close of business on June 30, 2007

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund’s annual ordinary operating expenses to a specified percentage of its average daily net assets.
The Adviser has agreed to limit the Fund’s expenses (excluding transfer agent and 12b-1 fees) to 1.11% of the Fund’s average daily net assets and the net operating expenses on Class A shares to 1.71% and Class B and Class C shares to 2.41% at least until April 30, 2009. In addition, the Transfer Agent has agreed to limit transfer agent fees on Class A, B and C shares to 0.30% of each class’s average net assets at least until April 30, 2009. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund’s annual ordinary operating expenses fall below this limit. The Adviser limits its ability to recover reduced expenses to the end of the Fund’s fiscal year.
For the fiscal period February 28, 2006 to December 31, 2006 and the fiscal year ended December 31, 2007, the advisory fees payable to the Fund’s Adviser amounted to $155,136 and $353,455, respectively, prior to the expense reduction by the Adviser. After the expense reduction, the fund paid an advisory fee for the fiscal period February 28, 2006 to December 31, 2006 and the fiscal year ended December 31, 2007 of $0 and $167,255, respectively.
As compensation for its services under the Sub-Advisory Agreement, the Adviser (not the Fund) pays the Sub-Adviser quarterly, in arrears, within five business days after the end of each quarter, a fee equal to 0.55% of the average daily net asset value of the Fund.
Large Cap Select Fund
As compensation for its services under the Advisory Agreement, the Fund pays the Adviser daily a fee based on a stated percentage of the average of the daily net assets of the Fund as follows:

Average Daily Net Assets	Annual Rate
First $2,700,000,000	0.75%
Amount over $2,700,000,000*	0.70%

*	Breakpoint added as of the close of business on June 30, 2005.
From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund’s annual ordinary operating expenses to a specified percentage of its average daily net assets. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund’s annual ordinary operating expenses fall below this limit.
The Adviser has agreed to limit the Fund’s expenses (excluding transfer agent and 12b-1 fees) to 0.90% of the Fund’s average daily net assets and total expenses on Class A shares to 1.38%. In addition, the Transfer Agent has agreed to limit transfer agent fees on Class A, Class B and Class C shares to 0.23% of each class’s average daily net assets. These limitations expired April 30, 2008.
For and the fiscal years ended December 31, 2005, 2006 and 2007, the advisory fees payable to the Fund’s Adviser amounted to $568,073, $526,823 and $485,129 respectively, prior to the expense reduction by the Adviser. After the expense reduction, the Fund paid an advisory fee for the fiscal years ended December 31, 2005, 2006 and 2007 of $485,013, $433,908 and $414,269, respectively.
As provided in the Sub-Advisory Agreement, the Adviser (not the Fund) pays the Sub-Adviser monthly, in arrears, within 5 business days after the end of each month, a fee equal on an annual basis to the following percentages of the actual management fee received by the Adviser from the Fund: (i) 45% of the investment management fee with respect to the first $250,000,000 of the average daily net asset value of the Fund; (ii) 40% of the investment management fee with respect to the average daily net asset value of the Fund in excess of $250,000,000 up to $500,000,000; (iii) 35 % of the investment management fee with respect to the average daily net asset value of the Fund in excess of $500,000,000 up to $750,000,000; (iv) 30% of the investment management fee with respect to the average daily net asset value of the Fund in excess of $750,000,000 up to $1,000,000,000; and (v) 25% of the investment management fee with respect to the average daily net asset value of the Fund in excess of $1,000,000,000.
Under the investment management agreement between the Sub-Adviser and the Fund’s predecessor, M.S.B. Fund, Inc., the Predecessor Fund paid a management fee at an annual rate equal to 0.75% of the first $100,000,000 of the Fund’s average daily net assets and 0.50% of average daily net assets in excess of $100,000,000. The investment advisory fee paid to the Sub-Adviser by the Predecessor Fund was reduced (but not below zero) to the extent expenses (exclusive of professional fees, such as legal and audit fees and directors fees and expenses) exceeded 1.10% of the Fund’s average daily net assets during a fiscal year. The total investment advisory fees paid by the Predecessor Fund to the Sub-Adviser for the fiscal years ended December 31, 2002, was $389,566 (after all fee reductions and expense limitations.)
U.S. Global Leaders Growth Fund
As compensation for its services under the Advisory Agreement, the Fund pays the Adviser monthly a fee based on a stated percentage of the average of the daily net assets of the Fund as follows.

Average Daily Net Assets	Annual Rate
First $2,000,000,000	0.75%
Next $3,000,000,000	0.70%
Amount over $5,000,000,000	0.65%
From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund’s annual ordinary operating expenses to a specified percentage of its average daily net assets. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund’s annual ordinary operating expenses fall below this limit.
Effective May 1, 2008, the Adviser agreed to voluntarily limit the Fund’s expenses (excluding transfer agent and 12b-1 fees) to 0.79% of the Fund’s average daily net assets and net operating expenses on Class A, B and C shares to 1.32% for Class A shares and 2.07% for Class B and Class C shares. In addition, the transfer agent limited transfer agent fees on Class A, B and C shares to 0.28% of each class’s average daily net assets. The Adviser and Transfer Agent may terminate these limitations at any time.
Effective April 9, 2005 and until April 30, 2008, the Adviser agreed to limit the Fund’s expenses (excluding transfer agent and 12b-1 fees) to 0.79% of the Fund’s average daily net assets and net operating expenses on Class A, B, C and I shares to 2.10%, 2.80%, 2.80% and 1.45%, respectively. In addition, the Transfer Agent agreed to limit transfer agent fees on Class A, B and C shares to 0.28% of each class’s average daily net assets. The Adviser and Transfer Agent terminated these limitations on April 30, 2008.
Prior to May 18, 2004, the Adviser limited the Fund’s expenses (excluding transfer agent and 12b-1 fees) to 0.86% of the Fund’s average daily net assets and net operating expenses on Class A shares to 1.37%. In addition, the Transfer Agent limited transfer agent fees on Class A, B and C shares to 0.26% of each class’s average daily net assets. This limitation was terminated May 18, 2004.
For the fiscal years ended December 31, 2005, 2006 and 2007, the advisory fees payable to the Fund’s Adviser amounted to $12,636,135, $12,656,240 and $10,564,529, respectively, prior to the expense reduction by the Adviser. After the expense reduction, the Fund paid an advisory fee for the fiscal years ended December 31, 2005, 2006 and 2007 of $11,929,521, $12,070,196 and $10,004,470, respectively.
As provided in the Sub-Advisory Agreement, the Adviser (not the Fund) pays the Sub-Adviser monthly a Sub-Advisory fee which is accrued daily, and on an annual basis is equal to (i) 35% of the gross management fee received by the Adviser for average daily net assets less than $500,000,000; (ii) 30% of the gross management fee received by the Adviser for average daily net assets equal to $500,000,000 and less than $1 billion; (iii) 25% of the gross management fee received by the adviser for average daily net assets equal to $1 billion and less than $1.5 billion; and (iv) 20% of the gross management fee received by the Adviser for average daily net assets equal to or in excess of $1.5 billion. In the event that, and each time that, prior to the fifth anniversary of the effective date of the Sub-Advisory agreement (the “Effective Date”), Messrs. Fraise, Marchand, Rohn or any person designated as a co-portfolio manager in the Fund’s prospectus (collectively, a “Co-portfolio Manager”) ceases to be employed by SGA, the monthly fee paid to SGA by the Adviser will be reduced by 20% of the fee that SGA would otherwise earn for such monthly period under the Sub-Advisory agreement until SGA retains a new Co-portfolio manager who is acceptable to the Adviser. In the event that, and each time that, prior to the fifth anniversary of the Effective Date, SGA does not have an analyst reasonably acceptable to the Adviser, supporting the Co-portfolio Managers in the management of the Fund, the monthly fee paid to SGA will be reduced by 10% of the fee that SGA would otherwise earn for that monthly period until SGA retains an analyst reasonably acceptable to the Adviser. A pro rata adjustment shall be made for any month during which such condition existed only for a portion of such month.
Until July 16, 2003, the Fund was Sub-Advised by Yeager, Wood & Marshall, Incorporated (“YWM”), which was located at 630 Fifth Avenue, New York, NY 10111.
As provided in the Sub-Advisory Agreement with YWM, the Adviser (not the Fund) paid YWM quarterly, in arrears, after the end of each quarter, a fee equal on an annual basis to the following percentages of the Fund’s average daily net assets: (i) 0.3375% with respect to the first $500,000,000 of the average daily net asset value of the Fund; (ii) 0.300% with respect to the average daily net asset value of the Fund in excess of $500,000,000 up to $1,000,000,000; (iii) 0.2625% with respect to the average daily net asset value of the Fund in excess of $1,000,000,000 up to $1,500,000,000; (iv) 0.225% of the average daily net asset value of the Fund in excess of $1,500,000,000 up to $2,000,000,000; and (v) 0.1875% of the average daily net asset value of the Fund in excess of $2,000,000,000. From the Fund’s inception date of May 17, 2002 through the Fund’s fiscal year end of December 31, 2002 the Adviser paid YWM $466,399 in Sub-Advisory fees
Securities held by each Fund may also be held by other Funds or investment advisory clients for which the Adviser, the Sub-Adviser or their respective affiliates provide investment advice.

Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more other funds or clients are selling the same security. If opportunities for purchase or sale of securities by the Adviser or Sub-Adviser for the Fund or for other funds or clients for which the Adviser or Sub-Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser, the Sub-Adviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.
Pursuant to the Advisory and Sub-Advisory Agreements, the Adviser and Sub-Adviser are not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which their respective Agreements relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or Sub-Adviser in the performance of their duties or from their reckless disregard of the obligations and duties under the applicable Agreements.
The Sub-Advisory Agreement provides that the Sub-Adviser will not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Adviser, the Trust, the Fund or any of their affiliates as a result of any error of judgment or mistake of law by the Sub-Adviser with respect to the Fund, except that nothing in this Agreement shall waive or limit the liability of the Sub-Adviser for any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which the Adviser, the Fund or any affiliated persons may become subject under any statute, at common law or otherwise arising out of or based on (a) the Sub-Adviser’s causing the Fund to be in violation of any applicable federal or state law, rule or regulation or any investment policy or restriction set forth in the Fund’s Prospectus or this Statement of Additional Information or any written policies, procedures, guidelines or instructions provided in writing to the Sub-Adviser by the Trustees or the Adviser, (b) the Sub-Adviser’s causing the Fund to fail to satisfy the requirements of Subchapter M of the Code for qualification as a regulated investment company, or (c) the Sub-Adviser’s willful misfeasance, bad faith or gross negligence generally in the performance of its duties hereunder or its reckless disregard of its obligations and duties under this Agreement.
Under the Advisory Agreement, the Fund may use the name “John Hancock” or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such a name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the John Hancock Life Insurance Company (the “Life Company”) may grant the nonexclusive right to use the name “John Hancock” or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.
The continuation of the Advisory Agreement, the Sub-Advisory Agreement and the Distribution Agreement (discussed below) were approved by all Trustees. The Advisory Agreement, Sub-Advisory Agreement and Distribution Agreement discussed below will continue in effect from year to year, provided that its continuance is approved annually both (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement or “interested persons” of any such parties. Both agreements may be terminated on 60 days written notice by any party or by a vote of a majority of the outstanding voting securities of the Fund and will terminate automatically if it is assigned. The Sub-Advisory Agreement terminates automatically upon the termination of the Advisory Agreement.
Personnel of the Adviser and its affiliates may trade securities for their personal accounts. The Fund also may hold, or may be buying or selling, the same securities. To prevent the Fund from being disadvantaged, the Adviser, Sub-Adviser, principal underwriter and the Fund have adopted a code of ethics which restricts the trading activity of those personnel
Accounting and Legal Services Agreement. The Trust, on behalf of each Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services:
Classic Value Fund
For the fiscal years ended December 31, 2005, 2006 and 2007, the Fund paid the Adviser $830,321, $1,030,676 and $1,059,992, respectively, for services under this Agreement.
Classic Value Fund II
For the fiscal period July 7, 2006 to December 31, 2006 and the fiscal year ended December 31, 2007, the Fund paid the Adviser $1,933 and $14,464, respectively, for services under this Agreement.
Core Equity Fund
For the fiscal years ended December 31, 2005, 2006 and 2007, the Fund paid the Adviser $87,519, $54,402 and $38,547, respectively, for services under this Agreement.
International Classic Value Fund
For the fiscal period February 28, 2006 to December 31, 2006 and the fiscal year ended December 31, 2007, the Fund paid the Adviser $2,098 and $3,632, respectively, for services under this Agreement.
Large Cap Select Fund
For the fiscal years ended December 31, 2005, 2006 and 2007, the Fund paid the Adviser $18,790, $11,784 and $8,422, respectively, for services under this Agreement.
U.S. Global Leaders Growth Fund
For the fiscal years ended December 31, 2005, 2006 and 2007, the Fund paid the Adviser $419,504, $273,875 and $186,866, respectively, for services under this Agreement.
Advisers and Sub-Advisers — Other Business Relationships. A description of business relationships among the Adviser, the Sub-Advisers, John Hancock Investment Management Services, Inc.(JHIMS)1, other John Hancock Funds’ subadvisers and Manulife Financial Corporation’s (“Manulife”) affiliates is below:
Business Arrangement between JHIMS and Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). As a part of the overall business arrangement between JHIMS and GMO under which JHIMS has obtained exclusive rights to certain GMO investment management services for up to five years, JHIMS has agreed that under certain circumstances it (and not JHF II2, JHF III3 or JHT4 or a particular fund) will pay to GMO a specified amount (up to $25 million if the GMO subadvisory agreement is terminated within a five year period from the date of its effectiveness. JHIMS has also agreed that, subject to its fiduciary duties as an investment adviser to each fund and its shareholders, it will not recommend to the Board of Trustees to terminate the applicable GMO subadvisory agreement or to reduce any of the fees payable thereunder to GMO for a five year period from the date of its effectiveness. Neither JHF III, JHT nor JHF II is a party to any of these arrangements, and they are not binding upon JHF III, JHT, JHF II, the funds subadvised by GMO or the Board of Trustees of JHF III/JHT/JHF II. However, these arrangements present certain conflicts of interest because JHIMS has a financial incentive to support the continuation of the GMO agreement for as long as the termination provisions described above remain in effect.
Independence Investment LLC (“Independence”) Business Arrangement. On May 31, 2006 a subsidiary of Manulife entered into an agreement with the parent of Convergent Capital Management (“Convergent”) pursuant to which substantially all of the assets of Independence, a subsidiary of Manulife, were transferred to a newly formed subsidiary (“New Independence”) of Convergent (the “Transaction”). Prior to the closing of the Transaction, Independence was the subadviser to the Growth and Income Trust and Small Cap Trust, each a series of John Hancock Trust, and the Small Cap Fund, a series of JHF II (collectively, the “Funds”) and at the closing of the Transaction New Independence became the subadviser to the Funds.
The Transaction was structured as a sale of assets. At closing Convergent paid Manulife approximately $25 million (subject to adjustment). In addition, Convergent will also make contingent payments to Manulife on certain anniversary dates of the closing if the revenue received by New Independence from the management of proprietary accounts of Manulife and its affiliates or accounts for which Manulife or its affiliates act as investment adviser meet certain revenue targets. Consequently, while the contingent payments are not dependent upon the approval or continuation of the subadvisory agreements with respect to any of the Funds, the revenues earned by New Independence as a result of its subadvisory relationship with respect to the Funds would count towards the revenue target necessary to earn the contingent payments. The maximum amount of contingent payments is $10 million. Nothing in the agreement between Manulife and Convergent imposes any limitations upon the rights of JHIMS to recommend termination of the New Independence Subadvisory Agreements.
Pzena Investment Management, LLC (“Pzena”) Agreement for the JHF III Classic Value Mega Cap Fund. JHIMS and Pzena have entered into an agreement regarding the new Classic Value Mega Cap Fund, a JHF III fund, under which Pzena has agreed not to serve as investment adviser (including subadviser) to another investment company managed in a style similar to the Class Value Mega Cap Fund for a certain period of time. In the event Pzena should advise such an investment company, the agreement would entitle JHIMS to certain liquidated damages due to the fact that JHIMS and the distributor to the Classic Value Mega Cap Fund will make unreimbursed expenditures in the organization and ongoing promotion of the fund.
Epoch Investment Partners, Inc. (“EPOCH”) Agreement for the JHF III Global Shareholder Yield Fund. JHIMS and EPOCH have entered into an agreement regarding the new Global Shareholder Yield Fund, a JHF III fund, under which EPOCH has agreed not to serve as investment adviser (including subadviser) to another investment company managed in a style similar to the Global Shareholder Yield Fund for a certain period of time. In the event EPOCH should advise such an investment company, the agreement would entitle JHIMS to certain liquidated damages due to the fact that JHIMS and the distributor to the Global Shareholder Yield Fund will make unreimbursed expenditures in the organization and ongoing promotion of the fund.

Advisory and Sub-Advisory Relationships with Other Funds. JHIMS is also the investment adviser for all of the series of John Hancock Funds II (“JHF II”) and John Hancock Trust (“JHT”).
The following John Hancock Funds’ (JHF5) subadvisers are also subadvisers to JHF II and JHT:
1. Sustainable Growth Advisers, LP is the subadviser to the U.S. Global Leaders Growth Fund/Trust.
2. Pzena is the subadviser to the Classic Value Fund/Trust.
3. MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”) is the subadviser to the Index 500 Fund, 500 Index Trust, 500 Index Trust B, Money Market Fund/Trust, Money Market Trust B, Mid Cap Index Fund/Trust, Pacific Rim Fund/Trust, Quantitative All Cap Fund/Trust, Quantitative Mid Cap Fund/Trust, Quantitative Value Fund/Trust, Small Cap Index Fund/Trust, Total Stock Market Index Fund/Trust, Absolute Return Portfolio/Trust, Lifestyle Portfolios/Trusts, Lifecycle Portfolios, Index Allocation Trust, Franklin Templeton Founding Allocation Trust.
4. MFC Global (U.S.), LLC (“MFC Global (U.S.)) (formerly, “Sovereign Asset Management”) is the subadviser to the Active Bond Fund/Trust, Emerging Growth Fund/Trust, Strategic Income Fund/Trust, High Income Fund/Trust, Small Cap Intrinsic Value Trust.
5. GMO is the subadviser to the Growth Fund/Trust, Growth & Income Fund, Growth Opportunities Fund/Trust, International Growth Fund/Trust, Intrinsic Value Fund/Trust, Managed Fund/Trust, U.S. Multi Sector Fund/Trust, Value Opportunities Fund/Trust, U.S. Core Trust and International Core Trust.
6. Independence is the subadviser to the Small Cap Fund/Trust, Growth & Income Trust.
7. Deutsche Investment Management Americas Inc. (“Deutsche”) is the subadviser consultant to Lifestyle Portfolios/Trust, Lifecycle Portfolios.
John Hancock Freedom 529. The John Hancock Freedom 529 is a national multimanaged Section 529 education savings plan. Several of the portfolios offered by John Hancock Freedom 529 are managed by JHA and Pzena is the subadviser.
John Hancock Private Client Group. MFC Global (U.S.) provides investment advisory services to the John Hancock Private Client Group which services separately managed accounts sponsored by broker dealers.
Management of John Hancock/Manulife Assets. Several of the affiliated subadvisers such as MFC Global (U.S.A.) and MFC Global (U.S.) provide investment advisory services to John Hancock/Manulife for “on balance sheet assets.”
Affiliates of Subadvisers That Distribute John Hancock Products. Affiliates of the following John Hancock Funds subadvisers also distribute other John Hancock products:

1.	Deutsche (Alex Brown and Scudder)

2.	Independence (City National)

3.	John Hancock Financial Network (affiliate of JHIMS, MFC Global (U.S.) and MFC Global (U.S.A.))

1	John Hancock Investment Management Services, LLP (JHIMS), a registered investment adviser.

2	John Hancock Funds II (JHF II), a Massachusetts business trust organized under the laws of The Commonwealth of Massachusetts and is an open-end investment management company registered under the Investment Company Act of 1940;

3	John Hancock Funds III (JHF III), a Massachusetts business trust organized under the laws of The Commonwealth of Massachusetts and is an open-end investment management company registered under the Investment Company Act of 1940;

4	John Hancock Trust (JHT), a Massachusetts business trust organized under the laws of The Commonwealth of Massachusetts and is an open-end investment management company registered under the Investment Company Act of 1940; and

5	John Hancock Funds (JHF), consists of fifteen Massachusetts business trusts organized under the laws of The Commonwealth of Massachusetts and are open-end investment management companies registered under the Investment Company Act of 1940; includes nine closed-end investment management companies

Proxy Voting Policies. The Trust’s proxy voting policies and procedures (the “Trust’s Procedures”) delegate to the Sub-Adviser the responsibility to vote all proxies relating to securities held by that portfolio in accordance with the Sub-Adviser’s proxy voting policies and procedures. A Sub-Adviser has a duty to vote such proxies in the best interests of the portfolio and its shareholders. Complete descriptions of the Trust’s Procedures and the proxy voting procedures of the Sub-Adviser is set forth in Appendix C to this SAI.
It is possible that conflicts of interest could arise for a Sub-Adviser when voting proxies. Such conflicts could arise, for example, when the Sub-Adviser or its affiliate has a client or other business relationship with the issuer of the security being voted or with a third party that has an interest in the vote. A conflict of interest could also arise when the Trust, its investment adviser or principal underwriter or any of their affiliates has an interest in the vote.
In the event a Sub-Adviser becomes aware of a material conflict of interest, the Trust’s Procedures generally require the Sub-Adviser to follow any conflicts procedures that may be included in the Sub-Adviser’s proxy voting procedures. Although conflicts procedures will vary among Sub-Advisers, they generally include one or more of the following:
(a) voting pursuant to the recommendation of a third party voting service;
(b) voting pursuant to pre-determined voting guidelines; or
(c) referring voting to a special compliance or oversight committee.
The specific conflicts procedures of the Sub-Adviser are set forth in its proxy voting procedures included in Appendix C. While these conflicts procedures may reduce, they will not necessarily eliminate, any influence on proxy voting of conflicts of interest.
Although the Sub-Adviser has a duty to vote all proxies on behalf of the portfolios it subadvises, it is possible that the Sub-Adviser may not be able to vote proxies under certain circumstances. For example, it may be impracticable to translate in a timely manner voting materials that are written in a foreign language or to travel to a foreign country when voting in person rather than by proxy is required. In addition, if the voting of proxies for shares of a security prohibits the Sub-Adviser from trading the shares in the marketplace for a period of time, the Sub-Adviser may determine that it is not in the best interests of the portfolio to vote the proxies. A Sub-Adviser may also choose not to recall securities that have been lent in order to vote proxies for shares of the security since the portfolio would lose security lending income if the securities were recalled.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (1) without charge, upon request, by calling (800) 344-1029 (attention: Gordon Shone) and (2) on the SEC’s website at http://www.sec.gov.
ADDITIONAL INFORMATION ABOUT THE FUNDS’ PORTFOLIO MANAGERS
Other Accounts the Portfolio Managers are Managing. The tables below indicate for each portfolio manager of the Fund information about the accounts over which the portfolio managers have day-to-day investment responsibility. All information on the number of accounts and total assets in the tables are as of December 31, 2007. For purposes of the tables, “Other Pooled Investment Vehicles” may include investment partnerships, pooled separate accounts, and group trusts, and “Other Accounts” may include separate accounts for institutions or individuals, insurance company general or non-pooled separate accounts, pension funds and other similar institutional accounts.
Classic Value Fund

Portfolio Manager Name	Other Accounts Managed by the Portfolio Managers
Richard S. Pzena	Other Registered Investment Companies: Nine (9) funds with total assets of approximately $815 million

Other Pooled Investment Vehicles: One hundred six(106) entities with total assets of approximately $2,654 million

Other Accounts: Four hundred six (406) accounts with total assets of approximately $111,015 million

John P. Goetz	Other Registered Investment Companies: Eleven (11) funds with total assets of approximately $932 million

Other Pooled Investment Vehicles: One hundred twenty-six (126) entities with total assets of approximately $4,677million

Other Accounts: Four hundred fourteen (414) accounts with total assets of approximately $11,993 million

Antonio DeSpirito III	Other Registered Investment Companies: Eight (8) funds with total assets of approximately $765 million

Other Pooled Investment Vehicles: Thirty-eight (38) entities with total assets of approximately $1,909 million

Other Accounts: One hundred thirty-one (131) accounts with total assets of approximately $4,876 million
Neither the Adviser nor the Sub-Adviser generally receives a fee based upon the investment performance of the accounts listed under “Other Accounts Managed by the Portfolio Managers” in the table above, except that, with respect to accounts managed by Messrs. Pzena and Goetz, the Sub-Adviser receives performance-based fees with respect to twelve (12) Other Accounts with total assets of approximately $2,017 million; Mr. DeSpirito receives performance-based fees with respect to eight (8) Other Accounts with total awssets of approximately $1,075 million.

Classic Value Fund II

Portfolio Manager Name	Other Accounts Managed by the Portfolio Managers
Richard S. Pzena	Other Registered Investment Companies: Nine (9) funds with total assets of approximately $6,755 million

Other Pooled Investment Vehicles: One hundred six (106) entities with total assets of approximately $2,654 million

Other Accounts: Four hundred six (406) accounts with total assets of approximately $11,015 million

John P. Goetz	Other Registered Investment Companies: Eleven (11) funds with total assets of approximately $6,871 million

Other Pooled Investment Vehicles: One hundred twenty-six (126) entities with total assets of approximately $4,677 million

Other Accounts: Four hundred fourteen (414) accounts with total assets of approximately $11,993 million

Antonio DeSpirito III	Other Registered Investment Companies: Eight (8) funds with total assets of approximately $6,705 million

Other Pooled Investment Vehicles: Thirty-eight (38) entities with total assets of approximately $1,909 million

Other Accounts: One hundred thirty-one (131) accounts with total assets of approximately $4,876 million
Neither the Adviser nor the Sub-Adviser generally receives a fee based upon the investment performance of the accounts listed under “Other Accounts Managed by the Portfolio Managers” in the table above, except that, with respect to accounts managed by Messrs. Pzena and Goetz, the Sub-Adviser receives performance-based fees with respect. to twelve (12) Other Accounts with total assets of approximately $2,017 million; Mr. DeSpirito receives performance-based fees with respect to eight (8) Other Accounts with total assets of approximately $1,075 million.

Core Equity Fund

Portfolio Manager Name	Other Accounts Managed by the Portfolio Manager
John C. Forelli, CFA	Other Registered Investment Companies: One (1) fund with total net assets of approximately $2.0 billion

Other Pooled Investment Vehicles: Four (4) entities with total net assets of approximately $491 million

Other Accounts: Fifteen (15) accounts with total net assets of approximately $2.0 billion

Jay C. Leu, CFA	Other Registered Investment Companies: One (1) fund with total net assets of approximately $2.0 billion

Other Pooled Investment Vehicles: Four (4) entities with total net assets of approximately $491 million

Other Accounts: Twenty-four (24) accounts with total net assets of approximately $1.4 billion
Neither the Adviser nor the Sub-Adviser generally receives a fee based upon the investment performance of the accounts listed under “Other Accounts Managed by the Portfolio Managers” in the table above, except that, with respect to accounts managed by Mr. Forelli, the Sub-Adviser receives a performance-based fee with respect to one (1) Other Account with total assets of approximately $146 million. Mr. Leu does not manage any performance-based fee accounts.”
International Classic Value Fund

Portfolio Manager Name	Other Accounts Managed by the Portfolio Managers
A. Rama Krishna, CFA	Other Registered Investment Companies: Two (2) funds with total assets of approximately $33 million.

Other Pooled Investment Vehicles: Three (3) entities with total assets of approximately $933 million

Other Accounts: Two (2) accounts with total assets of approximately $129 million

John P. Goetz	Other Registered Investment Companies: Twelve (12) funds with total assets of approximately $8,994.3 million

Other Pooled Investment Vehicles: One hundred six (106) entities with total assets of approximately $3,802.0 billion

Other Accounts: Three hundred seventy-eight (378) accounts with total assets of approximately $11,067.7 million

Michael D. Peterson	Other Registered Investment Companies: Two (2) funds with total assets of approximately $33 million.

Other Pooled Investment Vehicles: Three (3) entities with total assets of approximately $933 million

Other Accounts: Two (2) accounts with total assets of approximately $129 million

Neither the Adviser nor the Sub-Adviser generally receives a fee based upon the investment performance of the accounts listed under “Other Accounts Managed by the Portfolio Managers” in the table above, except that, with respect to accounts managed by Mr. Goetz, the Sub-Adviser receives performance-based fees with respect to one (12) Other Accounts with total assets of approximately $2,017 million. Mr. Peterson receives performance-based fees with respect to one (1) Other Account with total assets of approximately $200 million. Mr. Krishna does not manage any performance-based fee accounts.
In the Sub-Adviser’s view, conflicts of interest may arise in managing the Fund’s portfolio investments, on the one hand, and the portfolios of the Sub-Adviser’s other clients and/or accounts (together “Accounts”), on the other. Set forth below is a brief description of some of the material conflicts that may arise and the Sub-Adviser’s policy or procedure for handling them. Although the Sub-Adviser has designed such procedures to prevent and address conflicts, there is no guarantee that such procedures will detect every situation in which a conflict arises.
The management of multiple Accounts inherently means there may be competing interests for the portfolio management team’s time and attention. The Sub-Adviser seeks to minimize this by utilizing one investment approach (i.e., classic value investing), and by managing all Accounts on a product specific basis. Thus, all large cap value Accounts, whether they be Fund accounts, institutional accounts or individual accounts are managed using the same investment discipline, strategy and proprietary investment model as the Fund.
If the portfolio management team identifies a limited investment opportunity that may be suitable for more than one Account, the Fund may not be able to take full advantage of that opportunity. However, the Sub-Adviser has adopted procedures for allocating portfolio transactions across Accounts so that each Account is treated fairly. First, all orders are allocated among portfolios of the same or similar mandates at the time of trade creation/ initial order preparation. Factors affecting allocations include availability of cash to existence of client imposed trading restrictions or prohibitions, and the tax status of the account. The only changes to the allocations made at the time of the creation of the order, are if there is a partial fill for an order. Depending upon the size of the execution, the Sub-Adviser may choose to allocate the executed shares through pro-rata breakdown, or on a random basis. As with all trade allocations each Account generally receives pro rata allocations of any new issue or IPO security that is appropriate for its investment objective. Permissible reasons for excluding an account from an otherwise acceptable IPO or new issue investment include the account having FINRA restricted person status, lack of available cash to make the purchase, or a client imposed trading prohibition on IPOs or on the business of the issuer.
With respect to securities transactions for the Accounts, the Sub-Adviser determines which broker to use to execute each order, consistent with its duty to seek best execution. The Sub-Adviser will bunch or aggregate like orders where to do so will be beneficial to the Accounts. However, with respect to certain Accounts, the Sub-Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Sub-Adviser may place separate, non-simultaneous, transactions for the Fund and another Account, which may temporarily affect the market price of the security or the execution of the transaction to the detriment one or the other.
Conflicts of interest may arise when members of the portfolio management team transact personally in securities investments made or to be made for the Fund or other Accounts. To address this, the Sub-Adviser has adopted a written Code of Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including Fund shareholders’ interests) or its current investment strategy. The Code of Ethics generally requires that most transactions in securities by the Sub-Adviser’s Access Persons and their spouses, whether or not such securities are purchased or sold on behalf of the Accounts, be cleared prior to execution by appropriate approving parties and compliance personnel. Securities transactions for Access Persons’ personal accounts also are subject to monthly reporting requirements, and annual and quarterly certification requirements. Access Person is defined to include persons who have access to non-public information about client securities transactions, portfolio recommendations or holdings, and thus covers all of the Sub-Adviser’s full-time employees except those whose job functions are solely clerical. In addition, no access person, including an investment person, shall be permitted to effect a short term trade (i.e. to purchase and subsequently sell within 60 calendar days, or to sell and subsequently purchase within 60 calendar days) of securities which (i) are issued by a mutual fund which is advised or sub-advised by the Sub-Adviser, or (ii) are the same (or equivalent) securities purchased or sold by or on behalf of the advisory accounts unless and until the advisory accounts have effected a transaction which is the same as the access person’s contemplated transaction. Finally, orders for proprietary accounts (i.e., accounts of the Sub-Adviser’s principals, affiliates or employees or their immediate family which are managed by the Sub-Adviser) are subject to written trade allocation procedures designed to ensure fair treatment to client accounts.
Proxy voting for the Fund and the other Accounts’ securities holdings may also pose certain conflicts. The Sub-Adviser has identified the following areas of concern: (1) Where the Sub-Adviser manages the assets of a publicly traded company, and also holds that company’s or an affiliated company’s securities in one or more Accounts; (2) Where the Sub-Adviser manages the assets of a proponent of a shareholder proposal for a company whose securities are in one or more Accounts; and (3) Where the Sub-Adviser had a client relationship with an individual who is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios. The Sub-Adviser’s proxy policies provide for various methods of dealing with these and any other conflict scenarios subsequently identified, including notifying clients and seeking their consent or instructions on how to vote, and deferring to the recommendation of an independent third party where a conflict exists.
The Sub-Adviser manages some Accounts under performance based fee arrangements. The Sub-Adviser recognizes that this type of incentive compensation creates the risk for potential conflicts of interest. This structure may create an inherent pressure to allocate investments having a greater potential for higher returns to accounts of those clients paying the higher performance fee. To prevent conflicts of interest associated with managing accounts with different compensation structures, the Sub-Adviser generally requires portfolio decisions to be made on a product specific basis. The Sub-Adviser also requires pre-allocation of all client orders based on specific fee-neutral criteria set forth above. Additionally, the Sub-Adviser requires average pricing of all aggregated orders. Finally, the Sub-Adviser has adopted a policy prohibiting Portfolio Managers (and all employees) from placing the investment interests of one client or a group of clients with the same investment objectives above the investment interests of any other client or group of clients with the same or similar investment objectives.

Large Cap Select Fund

Portfolio Manager Name	Other Accounts Managed by the Portfolio Managers
John J. McCabe	Other Registered Investment Companies: One (1) fund with total assets of $51 million

Other Pooled Investment Vehicles: None

Other Accounts: None

Mark F. Trautman	Other Registered Investment Companies: One (1) fund with total assets of $51 million.

Other Pooled Investment Vehicles: None

Other Accounts: None
Neither the Adviser nor the Sub-Adviser generally receives a fee based upon the investment performance of the accounts listed under “Other Accounts Managed by the Portfolio Managers” in the table above.
U.S. Global Leaders Growth Fund

Portfolio Manager Name	Other Accounts Managed by the Portfolio Managers
Gordon M. Marchand, CFA, CIC	Other Registered Investment Companies: Four (4) funds with total net assets of approximately $1,208.5 million

Other Pooled Investment Vehicles: Four (4) accounts with approximately $108.8 million

Other Accounts: Thirteen (13) accounts with approximately $361.5 million in total net assets

George P. Fraise	Other Registered Investment Companies: Four (4) funds with total net assets of approximately $1,208.5 million

Other Pooled Investment Vehicles: Four (4) accounts with approximately $108.8 million

Other Accounts: Thirteen (13) accounts with approximately $361.5 million in total net assets

Robert L. Rohn	Other Registered Investment Companies: Four (4) funds with total net assets of approximately $1, 208.5 million

Other Pooled Investment Vehicles: Four (4) accounts with approximately $108.8 million

Other Accounts: Thirteen (13) accounts with approximately $361.5 million in total net assets

Neither the Adviser nor the Sub-Adviser generally receives a fee based upon the investment performance of the accounts listed under “Other Accounts Managed by the Portfolio Managers” in the table above.
When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. For the reasons outlined below, the Funds do not believe that any material conflicts are likely to arise out of a portfolio manager’s responsibility for the management of the Funds as well as one or more other accounts. The Adviser and the Sub-Adviser have adopted procedures that are intended to monitor compliance with the policies referred to in the following paragraphs. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another. The Sub-Adviser has structured its compensation arrangements in a manner that is intended to limit such potential for conflicts of interests. See “Compensation of Portfolio Managers” below.
A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation on the initial public offering. The Sub-Adviser has policies that require a portfolio manager to allocate such investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.
A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security for more than one account, the procedures of the Sub-Adviser generally result in such trades being “bunched,” which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, the Sub-Adviser will place the order in a manner intended to result in as favorable a price as possible for such client.
A portfolio manager may favor an account if the portfolio manager’s compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager’s bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if the Adviser or the Sub-Adviser receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager’s compensation. The investment performance on specific accounts is not a factor in determining the portfolio manager’s compensation. See “Compensation of Portfolio Managers” below. Neither the Adviser nor the Sub-Adviser receives a performance-based fee with respect to any of the accounts managed by the portfolio managers.

A portfolio manager may favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest. The Sub-Adviser imposes certain trading restrictions and reporting requirements for accounts in which a portfolio manager or certain family members have a personal interest in order to confirm that such accounts are not favored over other accounts.
If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest may arise. For example, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security. The Sub-Adviser employs only one investment strategy in the management of its accounts: sustainable growth with a global reach. While these accounts have many similarities, the investment performance of each account will be different due to differences in fees, expenses and cash flows.
Compensation of Portfolio Managers
Classic Value Fund
Portfolio managers and other investment professionals at the Sub-Adviser are compensated through a combination of a fixed base salary (set annually), performance bonus and equity ownership, if appropriate due to superior performance.  The time frame the Sub-Adviser examines for bonus compensation is annual.  The Sub-Adviser considers both quantitative and qualitative factors when determining performance bonuses; however, performance bonuses are not based on Fund performance or assets of the Fund.  For investment professionals, the Sub-Adviser examines such things as effort, efficiency, ability to focus on the correct issues, stock modeling ability, and ability to successfully interact with company management.  However, the Sub-Adviser always looks at the person as a whole and contributions that he/she has made and is likely to make in the future.  The Sub-Adviser avoids a compensation model that is driven by individual security performance, as this can lead to short-term thinking which is contrary to the firm’s value investment philosophy.  Ultimately, equity ownership is the primary tool used by the Sub-Adviser for attracting and retaining the best people.  The equity ownership in the Sub-Adviser as of January 1, 2008 of each member of the investment team who makes investment decisions for the Classic Value Fund is as follows:

Richard S. Pzena	Greater than 25% but less than 50%
John P. Goetz	Greater than 5% but less than 10%
Antonio DeSpirito, III	Less than 5%
Classic Value II
Portfolio managers and other investment professionals at the Sub-Adviser are compensated through a combination of a fixed base salary (set annually), performance bonus and equity ownership, if appropriate due to superior performance.  The time frame the Sub-Adviser examines for bonus compensation is annual.  The Sub-Adviser considers both quantitative and qualitative factors when determining performance bonuses; however, performance bonuses are not based on Fund performance or assets of the Fund.  For investment professionals, the Sub-Adviser examines such things as effort, efficiency, ability to focus on the correct issues, stock modeling ability, and ability to successfully interact with company management.  However, the Sub-Adviser always looks at the person as a whole and contributions that he/she has made and is likely to make in the future.  The Sub-Adviser avoids a compensation model that is driven by individual security performance, as this can lead to short-term thinking which is contrary to the firm’s value investment philosophy.  Ultimately, equity ownership is the primary tool used by the Sub-Adviser for attracting and retaining the best people.  The equity ownership in the Sub-Adviser as of January 1, 2008 of each member of the investment team who makes investment decisions for the Classic Value Fund II is as follows:

Richard S. Pzena	Greater than 25% but less than 50%
John P. Goetz	Greater than 5% but less than 10%
Antonio DeSpirito, III	Less than 5%
Core Equity Fund
The Sub-Adviser has adopted a system of compensation for portfolio managers that seeks to drive superior results by linking that person’s total compensation to both their performance, as individuals, as well as the Company’s performance as a whole. All of Sub-Adviser’s portfolio managers have signed employment agreements with the Sub-Adviser and all are currently eligible to receive: 1) a competitive base salary; 2) a bonus payable from the Annual Incentive Bonus program; and 3) payments derived from their equity ownership. In addition, all portfolio managers receive customary benefits that are generally offered to all salaried employees of the Sub-Adviser. The following describes each component of the compensation package that portfolio managers are generally eligible to receive.
Base salary. Base compensation is fixed and generally reevaluated on an annual basis. The Sub-Adviser seeks to set compensation at market rates, taking into account the experience, job responsibilities and overall job performance of the investment professional.
Annual Incentive Bonus. On an annual basis, goals and objectives are established for all investment professionals. Each investment professional is evaluated relative to these specific goals, with close attention paid to the performance of the products they support or manage, relative to both the benchmark and to their peer group, and the overall quality of their other services to the Sub-Adviser. These factors along with Independence’s overall financial performance have an impact on each individual’s annual incentive bonus.
Equity Related Compensation. In addition, many key investment professionals, including the portfolio managers, have equity in Independence and are thereby eligible to receive additional compensation as a result of this ownership stake in the Sub-Adviser.
International Classic Value Fund
Portfolio managers and other investment professionals at the Sub-Adviser are compensated through a combination of a fixed base salary (set annually), performance bonus and equity ownership, if appropriate due to superior performance.  The time frame the Sub-Adviser examines for bonus compensation is annual.  The Sub-Adviser considers both quantitative and qualitative factors when determining performance bonuses; however, performance bonuses are not based on Fund performance or assets of the Fund.  For investment professionals, the Sub-Adviser examines such things as effort, efficiency, ability to focus on the correct issues, stock modeling ability, and ability to successfully interact with company management.  However, the Sub-Adviser always looks at the person as a whole and contributions that he/she has made and is likely to make in the future.  The Sub-Adviser avoids a compensation model that is driven by individual security performance, as this can lead to short-term thinking which is contrary to the firm’s value investment philosophy.  Ultimately, equity ownership is the primary tool used by the Sub-Adviser for attracting and retaining the best people.  The equity ownership in the Sub-Adviser as of January 1, 2008 of each member of the investment team who makes investment decisions for the International Classic Value Fund is as follows:

A. Rama Krishna	Greater than 5% but less than 10%
John P. Goetz	Greater than 10% but less than 25%
Michael D. Peterson	N/A – less than 5%
Large Cap Select Fund
The Sub-Adviser has adopted a system of compensation for portfolio managers and others involved in the investment process that is applied systematically among investment professionals and seeks to align the financial interests of the investment professionals with those of the shareholders of the Funds they manage, through incentive payments based in part upon the relative investment performance of those Funds. The Sub-Adviser’s compensation arrangements with investment professionals are determined on the basis of the investment professional’s overall services to the Sub-Adviser and not on the basis of specific funds or accounts managed by the investment professional. At the Sub-Adviser, the structure of compensation of investment professionals is currently comprised of the following basic components: base salary, an annual bonus plan, as well as customary benefits that are offered generally to all full-time employees of the Sub-Adviser. The following describes each component of the compensation package for the individuals identified as a portfolio manager for the Fund.
•	Base salary. Base compensation is fixed and normally reevaluated on an annual basis. The Sub-Adviser seeks to set compensation at market rates, taking into account the experience and responsibilities of the investment professional.

•	Bonus Plan. Investment professionals are eligible to receive an annual bonus, the amount of which is determined in part by a formula. Bonus arrangements are pursuant to a written plan, which is intended to provide a competitive level of annual bonus compensation. The investment performance of all accounts managed by the investment professional over 1, 3, 5, and 10-year periods are considered. The pre-tax performance of each account is measured against the same benchmark against which the results of each account’s performance are measured. The remaining portion of the bonus is based upon the assets in the accounts for which the portfolio manager has day-to-day responsibility, a percentage of the advisory fees received by the Sub-Adviser from the managed accounts, and subjective evaluation of the investment professional’s performance.

•	Restricted Stock Grants. Some investment professionals may receive restricted stock grants, where the investment professional is offered the opportunity to purchase the stock.
While the investment performance of the accounts that an investment professional manages is a factor in determining an investment professional’s overall compensation, the investment professional’s compensation is not linked directly to the net asset value of any fund.

U.S. Global Leaders Fund
The Sub-Adviser has adopted a system of compensation for portfolio managers that seeks to align the financial interests of the investment professionals with those of the Sub-Adviser. The Sub-Adviser’s three principals/portfolio managers, compensation is based solely upon the Sub-Adviser’s financial performance. The Sub-Adviser’s compensation arrangements with its investment professionals are not determined on the basis of specific funds or accounts managed by the investment professional. All investment professionals receive customary benefits that are offered generally to all salaried employees of the Sub-Adviser.
Share Ownership by Portfolio Managers. The following table indicates as of December 31, 2007 the value, within the indicated range, of shares beneficially owned by the portfolio managers in the Fund. For purposes of this table, the following letters represent the range indicated below:

A	-	$0
B	-	$1 - $10,000
C	-	$10,001 - $50,000
D	-	$50,001 - $100,000
E	-	$100,001 - $500,000
F	-	$500,001 - $1,000,000
G	-	More than $1 million
Classic Value Fund

Portfolio Manager	Range of Beneficial Ownership
Richard S. Pzena	E
John P. Goetz	F
Antonio DeSpirito, III	E
Classic Value Fund II

Portfolio Manager	Range of Beneficial Ownership
Richard S. Pzena	A
John P. Goetz	A
Antonio DeSpirito III	A
Core Equity Fund

Portfolio Manager	Range of Beneficial Ownership
John C. Forelli,CFA	A
Jay C. Leu,CFA	A
International Classic Value Fund

Portfolio Manager	Range of Beneficial Ownership
A. Rama Krishna,CFA	A
John P. Goetz	A
Michael D. Peterson	A

Large Cap Select Fund

Portfolio Manager	Range of Beneficial Ownership
John J. McCabe	G
Mark F. Trautman	F
U.S. Global Leaders Growth Fund

Portfolio Manager	Range of Beneficial Ownership
Gordon M. Marchand,CFA, CIC	E
George P. Fraise	C
Robert L. Rohn	A
DISTRIBUTION CONTRACTS
The Funds have Distribution Agreements with John Hancock Funds. Under the agreements John Hancock Funds is obligated to use its best efforts to sell shares of each class of the Funds. Shares of the Funds are also sold by selected broker-dealers, banks and registered investment advisors (“Selling Firms”) that have entered into selling agreements with John Hancock Funds. These Selling Firms are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Funds. John Hancock Funds accepts orders for the purchase of the shares of the Funds that are continually offered at net asset value next determined, plus any applicable sales charge, if any. In connection with the sale of Fund shares, John Hancock Funds and Selling Firms receive compensation from a sales charge imposed, in the case of Class A shares, at the time of sale. (Prior to July 15, 2004, Class C shares were also subject to a sales load imposed at the time of purchase.) In the case of Class B, Class C and Class R1 shares, the Selling Firm receives compensation immediately but John Hancock Funds is compensated on a deferred basis.
Affiliated Underwriting Transactions by the Subadviser. The Funds have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of the subadvisers participates.  These procedures prohibit a Fund from directly or indirectly benefiting a subadviser affiliate in connection with such underwritings.  In addition, for underwritings where a subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Fund could purchase.
Underwriting Commissions
Classic Value Fund
Total underwriting commissions (sales charges) for sales of the Fund’s Class A shares for the fiscal years ended December 31, 2005, 2006 and 2007 were $9,481,253, $5,979,863 and $2,000,020, respectively. Of such amounts $1,399,123, $807,942 and $139,190, respectively, were retained by John Hancock Funds for the fiscal years ended December 31, 2005, 2006 and 2007. The total underwriting commissions (sales charges) for sales of the Fund’s Class A shares paid to Signator Investors, Inc. an affiliate broker-dealer, for the fiscal years ended December 31, 2006 and 2007 were $178,176, $63,139 and $51,680, respectively.
The total and retained underwriting commissions (sales charges) for sales of the Fund’s Class B shares for the fiscal years ended December 31, 2005, 2006 and 2007 were $412,240, $553,022 and $749,313, respectively. Total and retained underwriting commissions (sales charges) for sales of the Fund’s Class C shares for the fiscal years ended December 31, 2005, 2006 and 2007 were $0153,206, $192,471 and $104,195 respectively.
Classic Value Fund II
Total underwriting commissions (sales charges) for sales of the Fund’s Class A shares for the fiscal years ended December 31, 2006 and 2007 were $498,042 and $716,720, respectively. Of such amounts $79,634 and $98,065, respectively, were retained by John Hancock Funds for the fiscal years ended December 31, 2006 and 2007. The total underwriting commissions (sales charges) for sales of the Fund’s Class A shares paid to Signator Investors, Inc. an affiliate broker-dealer, for the fiscal years ended December 31, 2006 and 2007 were $2,660 and $6,636, respectively.
The total and retained underwriting commissions (sales charges) for sales of the Fund’s Class B shares for the fiscal years ended December 31, 2006 and 2007 were $934 and $19,857, respectively. Total and retained underwriting commissions (sales charges) for sales of the Fund’s Class C shares for the fiscal years ended December 31, 2006 and 2007 were $716 and $26,619 respectively.
Core Equity Fund
Total underwriting commissions (sales charges) for sales of the Fund’s Class A shares for the fiscal years ended December 31, 2005, 2006 and 2007 were $168,844, $169,181 and $133,671, respectively. Of such amounts $20,203, $22,433 and $13,212, respectively, were retained by John Hancock Funds for the fiscal years ended December 31, 2005, 2006 and 2007. The total underwriting commissions (sales charges) for sales of the Fund’s Class A shares paid to Signator Investors, Inc. an affiliate broker-dealer, for the fiscal years ended December 31, 2006 and 2007 were $38,552, $34,462 and $32,473, respectively.
The total and retained underwriting commissions (sales charges) for sales of the Fund’s Class B shares for the fiscal years ended December 31, 2005, 2006 and 2007 were $295,130, $245,878 and $130,092, respectively. Total and retained underwriting commissions (sales charges) for sales of the Fund’s Class C shares for the fiscal years ended December 31, 2005, 2006 and 2007 were $3,873, $5,389 and $1,422 respectively.
International Classic Value Fund
Total underwriting commissions (sales charges) for sales of the Fund’s Class A shares for the period February 28, 2006 to December 31, 2006 and fiscal year ended December 31, 2007 were $141,101 and $56,759, respectively. Of such amounts $23,080 and $9,081were retained by John Hancock Funds for the fiscal years ended December 31, 2006 and 2007. The total underwriting commissions (sales charges) for sales of the Fund’s Class A shares paid to Signator Investors, Inc. an affiliate broker-dealer, for the fiscal years ended December 31, 2006 and 2007 were $680 and $1,194, respectively.
The total and retained underwriting commissions (sales charges) for sales of the Fund’s Class B shares for the fiscal years ended December 31, 2006 and 2007 were $18,784 and $711, respectively. Total and retained underwriting commissions (sales charges) for sales of the Fund’s Class C shares for the fiscal years ended December 31, 2006 and 2007 were $258 and $2,205, respectively.

Large Cap Select Fund
Total underwriting commissions (sales charges) for sales of the Fund’s Class A shares for the fiscal years ended December 31, 2005, 2006 and 2007 were $44,174, $22,026 and $20,613, respectively. Of such amounts $6,917, $3,260 and $2,770, respectively, were retained by John Hancock Funds for the fiscal years ended December 31, 2005, 2006 and 2007. The total underwriting commissions (sales charges) for sales of the Fund’s Class A shares paid to Signator Investors, Inc. an affiliate broker-dealer, for the fiscal years ended December 31, 2005, 2006 and 2007 were $6,466, $3,983 and $2,628, respectively.
The total and retained underwriting commissions (sales charges) for sales of the Fund’s Class B shares for the fiscal years ended December 31, 2005, 2006 and 2007 were $25,550, $28,359 and $8,787, respectively. Total and retained underwriting commissions (sales charges) for sales of the Fund’s Class C shares for the fiscal years ended December 31, 2005, 2006 and 2007 were $983, $1,128 and $1,008 respectively.
U.S. Global Leaders Growth Fund
Total underwriting commissions (sales charges) for sales of the Class A shares for the fiscal years ended December 31, 2005, 2006 and 2007 were $1,977,511, $766,847 and $340,868, respectively. Of such amount for fiscal years ended December 31, 2005, 2006 and 2007 were $292,777, $110,998 and $38,500, respectively were retained by John Hancock Funds for the fiscal years ended December 31, 2005, 2006 and 2007. The total underwriting commissions (sales charges) for sales of the Fund’s Class A shares paid to Signator Investors, Inc. an affiliate broker-dealer, for the fiscal years ended December 31, 2006 and 2007 were $134,112, $70,524 and $53,347, respectively.
The total and retained underwriting commissions (sales charges) for sales of the Fund’s Class B shares for the fiscal years ended December 31, 2005, 2006 and 2007 were $520,364, $576,691 and $469,075, respectively. Total and retained underwriting commissions (sales charges) for sales of the Fund’s Class C shares for the fiscal years ended December 31, 2005, 2006 and 2007 were $57,302, $45,277 and $17,738, respectively.
The Funds’ Trustees adopted Distribution Plans with respect to each class of shares (the “Plans”), pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Classic Value Fund, Classic Value II Fund, Large Cap Select Fund and the U.S. Global Leaders Fund will pay distribution and service fees at an aggregate annual rate of up to 0.25% for Class A, 1.00% for Class B and Class C shares and 0.50% for Class R1 shares of the Funds’ average daily net assets attributable to the respective class of shares. The Core Equity Fund and the International Classic Value Fund will pay distribution and service fees at an aggregate annual rate of 0.30% for Class A and 1.00% for Class B and Class C shares of the Fund. However, the service fee will not exceed 0.25% of the Funds’ average daily net assets attributable to each class of shares. The distribution fees will be used to reimburse John Hancock Funds for its distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Firms and others (including affiliates of John Hancock Funds) engaged in the sale of the Fund shares, (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of the Fund shares, and (iii) with respect to Class B and Class C shares only, interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate Selling Firms and others for providing personal and account maintenance services to shareholders. In the event that John Hancock Funds is not fully reimbursed for payments or expenses it incurs under the Class A Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Unreimbursed expenses under the Class B and Class C

Plans will be carried forward together with interest on the balance of these unreimbursed expenses. Unreimbursed expenses under the Class R1 Plan will be carried forward to subsequent fiscal years. The Funds do not treat unreimbursed expenses under the Class B, Class C and Class R1 Plans as a liability of the Funds because the Trustees may terminate Class B, Class C and/or Class R1 Plans at any time.
Classic Value Fund
For the fiscal year ended December 31, 2007, an aggregate of $6,847,883 of distribution expenses or 2.53%, of the average net assets of the Fund’s Class B shares was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees in prior periods. For the fiscal year ended December 31, 2007, an aggregate of $5,226,010 of distribution expenses or 0.60%, of the average net assets of the Fund’s Class C shares was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees in prior periods. For the fiscal years ended December 31, 2007, an aggregate of $1,155,429 of distribution expenses or 4.56% of the average net assets of the Fund’s Class R1 shares was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees in prior periods.
Classic Value Fund II
For the fiscal year ended December 31, 2007, an aggregate of $680,695 of distribution expenses or 9.56%, of the average net assets of the Fund’s Class B shares was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees in prior periods. For the fiscal year ended December 31, 2007, an aggregate of $320,278 of distribution expenses or 1.35%, of the average net assets of the Fund’s Class C shares was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees in prior periods. For the fiscal years ended December 31, 2007, an aggregate of $13,395 of distribution expenses or 3.86% of the average net assets of the Fund’s Class R1 shares was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees in prior periods.
Core Equity Fund
For the fiscal year ended December 31, 2007 an aggregate of $2,312,229 of distribution expenses or 2.87% of the average net assets of the Fund’s Class B shares was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees in prior periods. For the fiscal year December 31, 2007, an aggregate of $125,618 of distribution expenses or 0.98% of the average net assets of the Fund’s Class C shares was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees in prior periods.
International Classic Value Fund
For the fiscal year ended December 31, 2007 an aggregate of $102,699 of distribution expenses or 8.41% of the average net assets of the Fund’s Class B shares was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees in prior periods. For the fiscal year December 31, 2007, an aggregate of $54,593 of distribution expenses or 1.48% of the average net assets of the Fund’s Class C shares was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees in prior periods.

Large Cap Select Fund
For the fiscal period ended December 31, 2007 an aggregate of $20,164 distribution expenses or 0.57% of the average net assets of the Class B shares of the Fund, was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or 12b-1 fees in prior periods. For the fiscal years ended December 31, 2007 an aggregate of $99,221 of distribution expenses or 4.13% of the average net assets of the Fund’s Class C shares was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees in prior periods. For the fiscal years ended December 31, 2007 an aggregate of $9,294 of distribution expenses or 3.57% of the average net assets of the Fund’s Class R1 shares was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees in prior periods.
U.S. Global Leaders Growth Fund
For the fiscal period ended December 31, 2007 an aggregate of $8,396,953 distribution expenses or 6.51% of the average net assets of the Class B shares of the Fund, was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or 12b-1 fees in prior periods. For the fiscal years ended December 31, 2007 an aggregate of $1,966,505 of distribution expenses or 1.31% of the average net assets of the Fund’s Class C shares was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees in prior periods. For the fiscal years ended December 31, 2007 an aggregate of $113,060 of distribution expenses or 2.71% of the average net assets of the Fund’s Class R1 shares was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees in prior periods.
The Classic Value Fund, Classic Value II Fund, Large Cap Select Fund and the U.S. Global Leaders Fund have also adopted a separate Class R1 shares Service Plan (“the Service Plan”). The Service Plan authorizes the Funds to pay securities dealers, plan administrators or other service organizations who agree to provide certain services to retirement plans or plan participants holding shares of the Funds a service fee of up to 0.25% of the Funds’ average daily net assets attributable to Class R1 shares held by such plan participants. These services may include (a) acting, directly or through an agent, as the shareholder and nominee for all plan participants; (b) maintaining account records for each plan participant that beneficially owns Class R1 shares; (c) processing orders to purchase, redeem and exchange Class R1 shares on behalf of plan participants, and handling the transmission of funds representing the purchase price or redemption proceeds; (d) addressing plan participant questions regarding their accounts and the Funds; and (e) other services related to servicing such retirement plans.
The Plans, the Service Plan and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plans (the “Independent Trustees”), by votes cast in person at meetings called for the purpose of voting on these Plans.
Pursuant to the Plans, at least quarterly, John Hancock Funds provides the Funds with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.
The Plans provide that they will continue in effect only so long as its continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. The Plans provide that they may be terminated without penalty, (a) by a vote of a majority of the Independent Trustees and (b) by a vote of a majority of the Funds’ outstanding shares of the applicable class upon 60 days’ written notice to John Hancock Funds. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Funds which has voting rights with respect to that Plan. Each plan provides, that no material amendment to the Plans will be effective unless it is approved by a majority vote of the Trustees and the Independent Trustees of the Funds. The holders of Class A, Class B, Class C and Class R1 shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Funds.
Class I shares of the Funds are not subject to any distribution plan. Expenses associated with the obligation of John Hancock Funds to use its best efforts to sell Class I shares will be paid by the Adviser or by John Hancock Funds and will not be paid from the fees paid under Class A, Class B, Class C or Class R1 Plans.
Amounts paid to John Hancock Funds by any class of shares of the Funds will not be used to pay the expenses incurred with respect to any other class of shares of the Funds; provided, however, that expenses attributable to the Funds as a whole will be allocated, to the extent permitted by law, according to the formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of the Trustees. From time to time, the Funds may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Fund.
During the fiscal year ended December 31, 2007, each Fund paid John Hancock Funds the following amounts of expenses in connection with their services.

Expense Items

		Printing and
		Mailing of			Interest,
		Prospectuses to		Expenses of	Carrying or
		New	Compensation	John Hancock	Other Finance
Shares	Advertising	Shareholders	to Selling Firms	Funds	Charges
Classic Value
Class A	$940,865	$112,623	$6,289,902	$7,494,447	$0
Class B	$190,406	$22,817	$1,272,908	$1,516,676	$0
Class C	$144,899	$22,367	$8,593,732	$1,370,776	$0
Class R1	$6,779	$992	$77,633	$52,974	$0
Classic Value II
Class A	$17,273	$2,028	$18,210	$151,132	$0
Class B	$18,613	$190	$2,270	$72,983	$0
Class C	$34,669	$2,987	$22.032	$257,478	$0
Class R1	$297	$31	$898	$2,458	$
Core Equity
Class A	$9,825	$1,278	$403,514	$194,791	$0
Class B	$12,897	$1,678	$529,658	$255,686	$0
Class C	$1,812	$107	$105,471	$20,217	$0
International Classic Value
Class A	$2,609	$331	$5,202	$48,560	$0
Class B	$2,695	$17	$638	$11,274	$0
Class C	$2,566	$161	$13,387	$28,067	$0
Class NAV	—	—	—	—	—
Large Cap Select
Class A	$1,829	$213	$61,309	$76,071	$0
Class B	$4,062	$28	$5,911	$23,634	$0
Class C	$301	$35	$10,084	$12,512	$0
Class R1	$21	$4	$286	$906	$0
U.S. Global Leaders Growth
Class A	$167,060	$21,898	$1,223,705	$1,378,168	$0
Class B	$75,885	$9,947	$555,852	$626,014	$0
Class C	$7,097	$3,630	$1,282,400	$168,989	$0
Class R1	$966	$121	$12,761	$8,410	$0
SALES COMPENSATION
As part of their business strategies, the Funds, along with the Distributor pay compensation to Selling Firms that sell the Funds’ shares. These firms typically pass along a portion of this compensation to your broker or financial representative.
The two primary sources of Selling Firm compensation payments for Class A, Class B, Class C and Class R1 are (1) the 12 b-1 fees that are paid out of the Funds’ assets and (2) sales charges paid by investors. The sales charges and 12b-1 fees are detailed in the prospectus and under “Distribution Contracts”, “Initial Sales charge on Class A Shares” and “Deferred Sales Charge on Class B and Class C Shares” in this SAI. The portions of these expenses that are paid to Selling Firms are shown in the “First Year Broker or Other Selling Firm Compensation” chart For Class I shares, the Distributor may make a one-time payment at the time of initial purchase out of its own resources to a Selling Firm which sells shares of the Funds. This payment may not exceed 0.15% of the amount invested.

Initial compensation Whenever you make an investment in Class A, Class B or Class C shares of the, the Selling Firm receives a reallowance/payment/commission as described in the section “First Year Broker or Other Selling Firm Compensation” chart. The Selling Firm also receives the first year’s 12b-1 service fee at this time.
Annual compensation For Class A, Class B and Class C shares of the Funds, beginning in the second year after an investment is made, the Selling Firm receives an annual 12b-1 service fee of 0.25% of its average daily net (aged) assets. In addition, beginning in the second year after an investment is made in Class C shares, the Distributor will pay the Selling Firm a distribution fee in an amount not to exceed 0.75% of the average daily net (aged) assets. These service and distribution fees are paid monthly in arrears.
For Class R1 shares of the Funds, beginning with the first year an investment is made, the Selling Firm receives an annual 12b-1 service fee of 0.25% of its average daily net assets. In addition, the Distributor will pay the Selling Firm a distribution fee in an amount not to exceed 0.25% of the average daily net assets. These service and distribution fees are paid monthly in arrears.
Rollover Program Compensation. The broker-dealer of record for a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain John Hancock group annuity contracts, is eligible to receive ongoing compensation (“Rollover Compensation”) when a plan participant terminates from the qualified plan and rolls over assets into a John Hancock sponsored custodial IRA or John Hancock custodial ROTH IRA invested in shares of John Hancock funds. The Rollover Compensation is paid to the broker-dealer at an annual rate of 0.25% of the average daily net eligible assets held in John Hancock funds [0.15% for the John Hancock Money Market Fund] under the rollover program. Rollover Compensation is made in the first year and continues thereafter, monthly in arrears. The Rollover Compensation is not related to the reallowance and/or Rule 12b-1 fees that a broker-dealer may earn as broker-dealer of record in connection with sales of John Hancock funds.
Additional Payments to Financial Intermediaries. Shares of the Funds are primarily sold through financial intermediaries (firms), such as broker/dealers, banks, registered investment advisers, independent financial planners, and retirement plan administrators. The Funds’ principal distributor John Hancock Funds, LLC (“John Hancock ”) may make, either from 12b-1 distribution fees or out of its own resources, additional payments to firms. These payments are sometimes referred to as “revenue sharing.” Many firms that sell shares of the Funds receive one or more types of these cash payments. The categories of payments that John Hancock Funds provides to firms are described below. These categories are not mutually exclusive and John Hancock Funds may make additional types of revenue sharing payments in the future. The same firms may receive payments under more than one or all categories. These payments assist in John Hancock Funds’ efforts to promote the sale of the Funds’ shares. John Hancock Funds agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. John Hancock Funds determines which firms to support and the extent of the payments it is willing to make. John Hancock Funds generally chooses to compensate firms that have a strong capability to distribute shares of the Funds and that are willing to cooperate with the distributor’s promotional efforts. John Hancock Funds does not make an independent assessment of the cost of providing such services.

As of March 1, 2008, the following member firms of the Financial Industry Regulatory Authority (FINRA) (formerly, NASD) have arrangements in effect with John Hancock Funds pursuant to which the firm is entitled to a revenue sharing payment:

1st Global Capital Corp.	A. G. Edwards & Sons, Inc.
AIG Financial Advisors, Inc.	Ameriprise Financial Services, Inc.
AIG American General Securities	AIG FSC Securities Corporation
AIG Royal Alliance Associates, Inc.	AXA Advisors, LLC
Berthel, Fisher & Co. Financial Services, Inc.	Centaurus Financial
Cambridge Investment Research	Citigroup Global Markets Inc.
Commonwealth Financial Network	CUSO Financial Services, L.P.
Fidelity Investments	Crown Capital Securities, L.P.
First Tennessee Brokerage, Inc.	E*Trade Clearing, LLC
H.D. Vest Investment Services	Ferris, Baker, Watts Incorporated
Girard Securities	ING Financial Partners, Inc.
Harbour Investments Inc.	ING Multi-Financial Securities Corporation
Huntington Investment, Co.	ING PrimeVest Financial Services, Inc.
ING Financial Network Investment Corp.	J.J.B. Hilliard, W. L. Lyons, Inc.
Investacorp, Inc.	Investment Professionals, Inc.
Janney Montgomery Scott LLC	LPL Linsco/Private Ledger Corp
John Hancock Financial Services	LPL Mutual Service Corporation
LPL Associated Securities Corporation	LPL Waterstone
LPL Uvest Financial Services Group, Inc.	MML Investor Services
Lincoln Financial Advisors Corporation	NPH National Planning Corporation
Merrill, Lynch, Pierce, Fenner & Smith Incorporated	NPH Invest Financial Corporation
Morgan Stanley & Co., Incorporated	NPH Investment Center of America, Inc.
NFP Securities	NPH SII Investments, Inc.
Raymond Janes Financial Services	Oppenheimer & Co., Inc.
Raymond James & Associates, Inc.	RBC Dain Rauscher Inc.
Robert W. Baird & Co. Incorporated	Securities America, Inc,
TD Waterhouse	Stifel, Nicolaus & Company, Incorporated
UBS Financial Services, Inc.	Transamerica Financial Advisors
Wachovia Securities, LLC	Wells Fargo Investments, LLC
John Hancock Funds also has arrangements with intermediaries that are not members of FINRA.
Regular Broker Dealers. The table below presents information regarding the securities of the Funds’ regular broker dealers (or the parent of the regular broker-dealers) that were held by the Funds as of the fiscal year ended December, 31, 2007:

Regular Broker Dealers	Holdings ($000s)
Goldman Sachs & Co	2,516
JP Morgan Chase	15,478
Morgan Stanley & Co., Inc.	146,294
Sales and Asset Based Payments. John Hancock Funds makes revenue sharing payments as incentives to certain firms to promote and sell shares of the Funds. John Hancock Funds hopes to benefit from revenue sharing by increasing the Funds’ net assets, which, as well as benefiting the Funds, would result in additional management and other fees for John Hancock Advisers and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give John Hancock Funds additional access to members of its sales force or management. In addition, a firm may agree to participate in the marketing efforts of John

Hancock Funds by allowing it to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the Funds, the intermediary may earn a profit on these payments. Revenue sharing payments may provide a firm with an incentive to favor the Funds.
The revenue sharing payments John Hancock Funds makes may be calculated on sales of shares of funds (“Sales-Based Payments”). Such payments also may be calculated on the average daily net assets of the applicable funds attributable to that particular financial intermediary (“Asset-Based Payments”). Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the funds in investor accounts. John Hancock Funds may pay a firm either or both Sales-Based Payments and Asset-Based Payments.
Administrative and Processing Support Payments. John Hancock Funds also may make payments to certain firms that sell shares of the Funds for certain administrative services, including record keeping and sub-accounting shareholder accounts, to the extent that the Funds do not pay for these costs directly. John Hancock Funds also may make payments to certain firms that sell shares of the Funds in connection with client account maintenance support, statement preparation and transaction processing. The types of payments that John Hancock Funds may make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a financial intermediary, payment of networking fees in connection with certain mutual fund trading systems, or one-time payments for ancillary services such as setting up funds on a firm’s mutual fund trading system.
Other Cash Payments. From time to time, John Hancock Funds may provide, either from 12b-1 distribution fees or out of its own resources, additional compensation to firms that sell or arrange for the sale of shares of the Funds. Such compensation provided by John Hancock Funds may include financial assistance to firms that enable John Hancock to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events, and other firm-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips. Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as the FINRA. John Hancock Funds makes payments for entertainment events they deem appropriate, subject to John Hancock Funds’ guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship.
John Hancock Funds, LLC and its affiliates may have other relationships with firms relating to the provisions of services to the Funds, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for funds. If a firm provides these services, the investment adviser or the funds may compensate the firm for these services. In addition, a firm may have other compensated or uncompensated relationships with the investment adviser or its affiliates that are not related to the Funds.

First Year Broker or Other Selling Firm Compensation

	Investor pays			Total Selling
	sales charge	Selling Firm	Selling Firm	Firm
	(% of offering	receives	receives 12b-1	compensation
Class A investments	price) (1)	commission (2)	service fee (3)	(4)(5)
Up to $49,999	5.00%	4.01%	0.25%	4.25%
$50,000 - $99,999	4.50%	3.51%	0.25%	3.75%
$100,000 - $249,999	3.50%	2.61%	0.25%	2.85%
$250,000 - $499,999	2.50%	1.86%	0.25%	2.10%
$500,000 - $999,999	2.00%	1.36%	0.25%	1.60%

Investments of Class A shares of $1 million or more

First $1 - $4,999,999	—	0.75%	0.25%	1.00%
Next $1 - $5M above that	—	0.25%	0.25%	0.50%
Next $1 or more above that	—	0.00%	0.25%	0.25%

Investments Class A shares by certain Retirement Plans (6)

First $1M - $4,999,999	—	0.75%	0.25%	1.00%
Next $1 - $5M above that	—	0.25%	0.25%	0.50%
Next $1 or more above that	—	0.00%	0.25%	0.25%

Class B investments

All amounts	—	3.75%	0.25%	4.00%

Class C investments

All amounts	—	0.75%	0.25%	1.00%

Class I investments

All amounts	—	0.00%	0.00%	0.00% (7)

Class R1 investments

All amounts	—	0.00%	0.50%	0.50% (8)

(1)	See “Initial Sales Charge on Class A Shares” for discussion on how to qualify for a reduced sales charge. John Hancock Funds, LLC may take recent redemptions into account in determining if an investment qualifies as a new investment

(2)	For Class A investments under $1 million, a portion of the Selling Firm’s commission is paid out of the sales charge.

(3)	For Class A, B and C shares, the Selling Firm receives 12b-1 fees in the first year as a % of the amount invested and after the first year as a % of average daily net eligible assets. For Selling Firms with a fee-based/WRAP program agreement with John Hancock Funds, LLC, the Selling Firm receives 12b-1 fees in the first year as a % of average daily net eligible assets. Certain retirement platforms also receive 12b-1 fees in the first year as a % of average daily net eligible assets. Monthly payments are made in arrears. For Class R1 shares, the Selling Firm receives 12b-1 fees effective at time of purchase as a % of average daily assets (paid quarterly in arrears) See “Distribution Contracts” for description of Class R1 Service Plan charges and payments.

(4)	Selling Firm commission and 12b-1 service fee percentages are calculated from different amounts, and therefore may not equal the total Selling Firm compensation percentages if combined using simple addition.

(5)	Underwriter retains the balance.

(6)	Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases by employer sponsored defined contribution retirement plans investing $1 million or more or with 100 or more eligible employee at the time of purchase.

(7)	John Hancock Funds, LLC may make a one-time payment at time of initial purchase out of its own resources to a Selling Firm that sells Class I shares of a Fund. This payment may be up to 0.15% of the amount invested.

(8)	Class R1 shares are not available in the Core Equity Fund and the International Classic Value Fund.
CDSC revenues collected by John Hancock Funds, LLC may be used to pay Selling Firm commissions when there is no initial sales charge.
NET ASSET VALUE
The NAV for each class of a Fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern Time) by dividing a class’s net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day’s close with the current day’s exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which a Fund’s NAV is not calculated. Consequently, a Fund’s portfolio securities may trade and the NAV of a Fund’s redeemable securities may be significantly affected on days when a shareholder has no access to a Fund.
For purposes of calculating the net asset value (“NAV”) of a Fund’s shares, the following procedures are utilized wherever applicable.
Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices. In addition, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities and tax-exempt securities) are determined based on market quotations collected prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between the time of the determination of value and the close of the Exchange which will not be reflected in the computation of a Fund’s net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.
Equity securities traded on a principal exchange are generally valued at last sale price on the day of valuation or in the case of securities traded on NASDAQ, the NASDAQ official closing price. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.
Equity options held by a Fund are priced as of the close of trading (generally 4 p.m. Eastern Time), futures contracts on U.S. government and other fixed-income securities (generally 3 p.m. Eastern Time) and index options held by a Fund are priced as of their close of trading (generally 4:15 p.m. Eastern Time).
Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.
If any securities held by a Fund are restricted as to resale, the fair value of such securities is generally determined as the amount which a Fund could reasonably expect to realized from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by a Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts’ reports regarding the issuer.
Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 4:00 p.m., London time on the date of any determination of a Fund’s NAV. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the Exchange. Currency exchange rates are normally determined at the close of trading in London, England (11:00 a.m., New York Time). The closing prices for securities in markets or on exchanges outside the U.S. that close prior to the close of the Exchange may not fully reflect events that occur after such close but before the close of the Exchange. As a result, a Fund has adopted fair value pricing procedures, which, among other things, require a Fund to fair value such securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by a Fund to a significant extent. In addition, securities held by some of a Funds may be traded in foreign markets that are open for business on days that a Fund is not, and the trading of such securities on those days may have an impact on the value of a shareholder’s investment at a time when the shareholder cannot buy and sell shares of a Fund.
INITIAL SALES CHARGE ON CLASS A SHARES
Shares of a Fund are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the “initial sales charge”) or on a contingent deferred basis (the “contingent deferred sales charge”) or (“CDSC”).

The Trustees reserve the right to change or waive a Fund’s minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in a Fund’s best interest.
The sales charges applicable to purchases of Class A shares of a Fund are described in the Prospectus. Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of a Fund, the investor is entitled to accumulate current purchases with the current offering price of the Class A, Class B, Class C, Class I, or all Class R share classes of the John Hancock mutual Funds owned by the investor (see “Combination Privilege” and “Accumulation Privilege” below).
In order to receive the reduced sales charge, the investor must notify his/her financial adviser and/or the financial adviser must notify John Hancock Signature Services, Inc. (“Signature Services”) at the time of purchase of the Class A shares, about any other John Hancock mutual funds owned by the investor, the investor’s spouse and their children under the age of 21 living in the same household (see “Combination and Accumulation Privilege” below). This includes investments held in a retirement account, an employee benefit plan or at a broker or financial adviser other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. John Hancock Signature Services, Inc. will automatically link certain accounts registered in the same client name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates. You must notify John Hancock Signature Services Inc. and your broker-dealer (financial adviser) at the time of purchase of any eligible accounts held by your spouse or children under 21, living in the same household in order to insure these assets are linked to your accounts.
Without Sales Charges. Class A shares may be offered without a front-end sales charge or contingent deferred sales charge (“CDSC”) to various individuals and institutions as follows:
•	A Trustee or officer of the Trust; a Director or officer of the Adviser and its affiliates, sub-adviser or Selling Firms; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family (spouse, child, grandparent, grandchild, parent, sibling, mother-in-law, father-in-law, daughter-in-law, son-in-law, niece, nephew and same sex domestic partner; “Immediate Family”) of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above.

•	A broker, dealer, financial planner, consultant or registered investment advisor that has entered into a signed agreement with John Hancock Funds providing specifically for the use of Fund shares in fee-based investment products or services made available to their clients.

•	Individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds directly to an IRA.

•	Individuals converting assets held in an IRA, SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds directly to a ROTH IRA.

•	Individuals recharacterizing assets from an IRA, ROTH IRA, SEP, SARSEP or SIMPLE IRA invested in John Hancock funds back to the original account type from which it was converted.

•	Terminating participants rolling over assets held in a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain John Hancock group annuity contracts, directly to a John Hancock custodial IRA or John Hancock custodial ROTH IRA investing in John Hancock funds, including subsequent investments.
NOTE: Rollover investments to Class A shares from assets withdrawn from SIMPLE 401(k), TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and any other qualified plans as described in the Internal Revenue Codes 401(a), 403(b), 457 and not specified above as waiver eligible, will be subject to applicable sales charges.
•	A member of a class action lawsuit against insurance companies who is investing settlement proceeds.

•	Certain retirement plans participating in Merrill Lynch or the Princeton Retirement Group, Inc. (the “Princeton Retirement Group”) servicing programs offered in Class A shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Consultant or the Princeton Retirement Group representative for further information.

•	Retirement plans investing through the PruSolutionssm program.

•	Participants in certain 529 Plans that have a signed agreement with John Hancock Funds. No CDSC will be due for redemptions on plan purchases made at NAV with no finder’s fee. However, if a plan had a finder’s fee or commission, and the entire plan redeemed within 12 months of the first investment in the plan, a CDSC would be due.

•	Participant directed retirement plans with at least 100 eligible employees at the inception of a Fund account. Each of these employees may purchase Class A shares with no initial sales charge, if the plan sponsor notifies Signature Services of the number of employees at the time the account is established. However, if the shares are redeemed within 12 months of the inception of the plan, a CDSC will be imposed at the following rate:

Amount Invested	CDSC Rate
First $1 to $4,999,999	1.00%
Next $1 to $5M above that	0.50%
Next $1 or more above that	0.25%
•	Any shareholder account of Pzena Focused Value Fund registered on Pzena Focused Value Fund’s books in the shareholder’s name (and not in the name of a broker or other omnibus account) as of November 8, 2002.
As of July 15, 2004, no initial sales charge is imposed on Class C shares.
In Kind Re-registrations. A shareholder who withdraws funds via a tax reportable transaction, from one John Hancock Fund account, that has previously paid a sales charge, and reregisters those assets directly to another John Hancock Fund account, without the assets ever leaving John Hancock Funds, may do so without paying a sales charge. The beneficial owner must remain the same, i.e., in kind.

Note: Rollover investments to Class A shares from assets withdrawn from SIMPLE 401(k), TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and any other qualified plans as described in the Internal Revenue Codes 401(a), 403(b), 457 are not eligible for this provision, and will be subject to applicable sales charges.
Class A shares may also be purchased without an initial sales charge in connection with certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.
Reducing Your Class A Sales Charges
Combination and Accumulation Privileges. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21 living in the same household, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and (c) groups which qualify for the Group Investment Program (see below). Qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege. Class A investors may also reduce their Class A sales charge by taking into account not only the amount being invested but also the current offering price of all the Class A, Class B, Class C, Class I and all Class R share classes of all John Hancock Funds already held by such person. However, Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares. To receive a reduced sales charge, the investor must tell his/her financial adviser or Signature Services at the time of the purchase about any other John Hancock mutual funds held by that investor his or her spouse and their children under the age of 21 living in the same household. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Firm’s representative.
Group Investment Program. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group which (1) has been in existence for more than six months, (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members, (3) utilizes salary deduction or similar group methods of payment, and (4) agrees to allow sales materials of a Fund in its mailings to members at a reduced or no cost to John Hancock Funds.
Letter of Intention. Reduced Class A sales charges under the Combination and Accumulation Privilege are also applicable to investments made pursuant to a Letter of Intention (the “LOI”), which should be read carefully prior to its execution by an investor. A Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a specified period of thirteen (13) months. Investors who are using a Fund as a funding medium for a retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These retirement plans include traditional, Roth IRAs and Coverdell ESAs, SEP, SARSEP, 401(k), 403(b) (including TSAs), SIMPLE IRA, SIMPLE 401(k), Money Purchase Pension, Profit Sharing and Section 457 plans. An individual’s non-qualified and qualified retirement plan investments can be combined to satisfy an LOI (either 13 or 48 months). Since some retirement plans are held in an omnibus account, an investor wishing to count retirement plan holdings towards a Class A purchase must notify Signature Services and his/her financial adviser of these holdings. Such an investment (including accumulations, combinations and reinvested dividends) must aggregate $50,000 or more during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. Purchases made within 90 days prior to the signing of an LOI will be counted towards fulfillment of the

LOI, however, the original sales charge will not be recalculated for these previous purchase. The sales charge applicable to all amounts invested after an LOI is signed is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.
The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by a Fund to sell, any additional Class A shares and may be terminated at any time.
DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES
Investments in Class B and Class C shares are purchased at net asset value per share without the imposition of an initial sales charge so that a Fund will receive the full amount of the purchase payment.
Contingent Deferred Sales Charge. Class B and Class C shares which are redeemed within six years or one year of purchase, respectively, will be subject to a contingent deferred sales charge (“CDSC”) at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices or on shares derived from reinvestment of dividends or capital gains distributions.
Class B shares are not available to retirement plans that had more than 100 eligible employees at the inception of a Fund account. You must notify Signature Services of the number of eligible employees at the time your account is established.
The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchases of both Class B and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.
In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period for Class B or one year CDSC redemption period for Class C, or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period for Class B shares. For this purpose, the amount of any increase in a share’s value above its initial purchase price is not subject to a CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.

When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.
Example:
You have purchased 100 Class B shares at $10 per share. The second year after your purchase, your investment’s net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

•Proceeds of 50 shares redeemed at $12 per shares (50 x 12)	$600.00
•*Minus Appreciation ($12 - $10) x 100 shares	(200.00)
•Minus proceeds of 10 shares not subject to CDSC (dividend reinvestment)	(120.00)

•Amount subject to CDSC	$280.00

*	The appreciation is based on all 100 shares in the account not just the shares being redeemed.
Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to a Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to select Selling Firms for selling Class B and Class C shares. The combination of the CDSC and the distribution and service fees facilitates the ability of a Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of the purchase.
Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B and Class C shares and Class A shares that are subject to a CDSC, unless indicated otherwise, in the circumstances defined below:
For all account types:
*	Redemptions made pursuant to a Fund’s right to liquidate your account if you own shares worth less than $1,000.

*	Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

*	Redemptions due to death or disability. (Does not apply to trust accounts unless trust is being dissolved.)

*	Redemptions made under the Reinstatement Privilege, as described in “Sales Charge Reductions and Waivers” of the Prospectus.

*	Redemption of Class B and Class C shares made under a periodic withdrawal plan or redemptions for fees charged by planners or advisors for advisory services, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note, this waiver does not apply to periodic withdrawal plan redemptions of Class A shares that are subject to a CDSC.)

*	Certain retirement plans participating in Merrill Lynch or Princeton Retirement Group servicing programs offered in Class A, Class B, Class C and Class R1 shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Consultant or Princeton Retirement Group representative for further information.

*	Redemptions of Class A shares made after one year from the inception date of a retirement plan at John Hancock.

*	Redemption of Class A shares by retirement plans that invested through the PruSolutionssm program.
For Retirement Accounts (such as traditional, Roth IRAs and Coverdell ESAs, SIMPLE IRAs, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the Internal Revenue Code) unless otherwise noted.
*	Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code. (Waiver based on required, minimum distribution calculations for John Hancock Mutual Fund IRA assets only.)

*	Returns of excess contributions made to these plans.

*	Redemptions made to effect certain distributions, as outlined in the chart on the following page, to participants or beneficiaries from employer sponsored retirement plans under sections 401(a) (such as Money Purchase Pension Plans and Profit Sharing Plan/401(k) Plans), 403(b), 457 and 408 (SEPs and SIMPLE IRAs) of the Internal Revenue Code.

Please see matrix for some examples.

401 (a) Plan
(401 (k), MPP,
PSP) 457 &
Type of	408 (SEPs &			IRA, IRA	Non-
Distribution	Simple IRAs)	403 (b)	457	Rollover	retirement
Death or Disability	Waived	Waived	Waived	Waived	Waived

Over 70 1/2	Waived	Waived	Waived	Waived for required minimum distributions* or 12% of account value annually in periodic payments.	12% of account value annually in periodic payments

Between 59 1/2 and 70 1/2	Waived	Waived	Waived	Waived for Life Expectancy or 12% of account value annually in periodic payments.	12% of account value annually in periodic payments

Under 59 1/2 (Class B and Class C only)	Waived for annuity payments (72t) or 12% of account value annually in periodic payments.	Waived for annuity payments (72t) or 12% of account value annually in periodic payments.	Waived for annuity payments (72t) or 12% of account value annually in periodic payments.	Waived for annuity payments (72t) or 12% of account value annually in periodic payments.	12% of account value annually in periodic payments

Loans	Waived	Waived	N/A	N/A	N/A

Termination of Plan	Not Waived	Not Waived	Not Waived	Not Waived	N/A

Hardships	Waived	Waived	Waived	N/A	N/A

Qualified Domestic Relations Orders	Waived	Waived	Waived	N/A	N/A

Termination of Employment Before Normal Retirement Age	Waived	Waived	Waived	N/A	N/A

Return of Excess	Waived	Waived	Waived	Waived	N/A

*	Required minimum distributions based on John Hancock Mutual Fund IRA assets only.
If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

ELIGIBLE INVESTORS FOR CLASS R1 SHARES AND CLASS NAV SHARES
Class R1 shares are available only to retirement plans, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs where the shares are held on the books of the funds through investment only omnibus accounts (either at the plan level or at the level of the financial service firm) that trade through the National Securities Clearing Corporation (NSCC).
Class NAV shares are sold to the five Lifestyle Portfolios of John Hancock Funds II: the Lifestyle Aggressive Portfolio, Lifestyle Growth Portfolio, Lifestyle Balanced Portfolio, Lifestyle Moderate Portfolio and Lifestyle Conservative Portfolio. Each of the Lifestyle Portfolios is a “fund of funds” which invests in various other funds of John Hancock Funds II and John Hancock Funds III. Class NAV shares are also sold to retirement plans and to certain institutional investors, including the Education Trust of Alaska, the issuer of interests in the John Hancock Freedom 529 plan.
SPECIAL REDEMPTIONS
Although it would not normally do so, a Fund has the right to pay the redemption price of shares of a Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholders will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund have, however, elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, a Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of a Fund’s net asset value at the beginning of such period.
ADDITIONAL SERVICES AND PROGRAMS
Exchange Privilege. The Funds permit exchanges of shares of any class for shares of the same class in any other John Hancock Fund offering that same class. The registration for both accounts involved must be identical. Identical registration is determined by having the same beneficial owner on both accounts involved in the exchange.
Investors may exchange Class I shares for Class I shares of other John Hancock Funds or Class A shares of John Hancock Money Market Fund. If an investor exchanges Class I shares for Class A shares of Money Market Fund, any future exchanges out of the Money Market Fund Class A must be to another Class I Fund.
Investors may exchange Class R1 shares for Class R1 shares of other John Hancock Funds or Class A shares of John Hancock Money Market Fund. If an investor exchanges Class R1 shares for Class A shares of Money Market Fund, any future exchanges out of the Money Market Fund Class A must be to another Class R1 Fund.
Exchanges between funds are based on their respective net asset values. No sales charge is imposed, except on exchanges of Class A shares from Money Market Fund or U.S. Government Cash Reserve Fund to another John Hancock Fund, if a sales charge has not previously been paid on those shares. However, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed. For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.

If a retirement plan exchanges the plan’s Class A account in its entirety from a Fund to a non-John Hancock investment, the one-year CDSC applies.
The Funds reserve the right to require that previously exchanged shares (and reinvested dividends) be in a Fund for 90 days before a shareholder is permitted a new exchange.
An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See “TAX STATUS”.
Systematic Withdrawal Plan. The Funds permit the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund shares which may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of a Fund could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and the CDSC imposed on redemptions of Class B and Class C shares and because redemptions are taxable events. Therefore, a shareholder should not purchase shares at the same time a Systematic Withdrawal Plan is in effect. The Funds reserve the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days’ prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.
Monthly Automatic Accumulation Program (“MAAP”). The program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:
The investments will be drawn on or about the day of the month indicated.
The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder’s bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.
The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the order date of any investment.
Reinstatement or Reinvestment Privilege. If Signature Services and your financial adviser are notified prior to reinvestment, a shareholder who has redeemed Fund shares may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares back into the same share class of the same John Hancock Fund and account from which it was removed, subject to the minimum investment limit in that Fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of a Fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at net asset value in additional shares of the same class and Fund and account from which the redemption was made. The shareholder’s account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.
The Funds may refuse any reinvestment request and may change or cancel its reinvestment policies at any time.

A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption “TAX STATUS.”
Retirement plans participating in Merrill Lynch’s or the Princeton Retirement Group’s servicing programs:
Class A and R1 shares are available at net asset value for Merrill Lynch or the Princeton Retirement Group retirement plans, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Consultant or the Princeton Retirement Group representative for further information.
For participating retirement plans investing in Class B shares, shares will convert to Class A shares after eight years, or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at net asset value).
Section 403(b)(7) custodial accounts:
Section 403(b)(7) of the Internal Revenue Code permits public school employers and employers of certain types of tax-exempt organizations to establish for their eligible employees custodial accounts for the purpose of providing for retirement income for such employees. Effective September 25, 2007, Treasury regulations impose certain conditions on exchanges between one custodial account intended to qualify under Section 403(b)(7) (the “exchanged account”) and another contract or custodial account intended to qualify under Section 403(b) (the “replacing account”) under the same employer plan (a “Section 403(b) Plan”). Specifically, the replacing account agreement must include distribution restrictions that are no less stringent than those imposed under the exchanged account agreement, and the employer must enter in an agreement with the custodian (or other issuer) of the replacing account under which the employer and the custodian (or other issuer) of the replacing account will from time to time in the future provide each other with certain information.
These Regulations supersede the conditions specified under Rev. Rule 90-24 that were in effect for exchanges of Section 403(b) contracts or accounts prior to September 25, 2007. Due to these Regulations, effective September 25, 2007:

1)	The funds will no longer accept requests to establish new John Hancock custodial 403(b)(7) accounts intended to qualify as a Section 403(b) Plan; and

2)	The funds will no longer accept requests for exchanges or transfers into your John Hancock custodial 403(b)(7) accounts (i.e., where yours is the replacing account); and

3)	The funds will require certain signed disclosure documentation in the event:

•	You established a John Hancock custodial 403(b)(7) account with a fund prior to September 24, 2007; and

•	You direct the fund on or after September 25, 2007 to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b) contract or account (i.e., where the exchanged account is with the fund).

In the event that the fund does not receive the required documentation, and you nonetheless direct the fund to proceed with the transfer, the transfer may be treated as a taxable transaction.
PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES
Shares of a Fund may be purchased or redeemed through certain Selling Firms. Selling Firms may charge the investor additional fees for their services. The Funds will be deemed to have received a purchase or redemption order when an authorized Selling Firm, or if applicable, a Selling Firm’s authorized designee, receives the order. Orders may be processed at the NAV next calculated after the Selling Firm receives the order. The Selling Firm must segregate any orders it receives after the close of regular trading on the New York Stock Exchange and transmit those orders to a Fund for execution at NAV next determined. Some Selling Firms that maintain network/omnibus/nominee accounts with a Fund for their clients charge an annual fee on the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. This fee is paid by the Adviser, a Fund and/or John Hancock Funds, LLC (a Fund’s principal distributor).
DESCRIPTION OF THE FUNDS’ SHARES
The Trustees of the Trust are responsible for the management and supervision of the Funds. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of a Fund without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. As of the date of this SAI, the Trustees have authorized shares of a Fund and five other series. Additional series may be added in the future. The Trustees have also authorized the issuance of five classes of shares of a Fund, designated as Class A, Class B, Class C, Class I, Class NAV and Class R1.
The shares of each class of a Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of a Fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of a Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares. The Funds no longer issue share certificates. Shares are electronically recorded.
Dividends paid by a Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to each class of shares will be borne exclusively by that class, (ii) Class B and Class C shares will pay higher distribution and service fees than Class A and Class R1 shares and Class R1 shares will pay higher distribution and service fees than Class A shares(iii) each class of shares will bear any other class expenses properly allocable to such class of shares, subject to the conditions the Internal Revenue Service imposes with respect to the multiple-class structures. Similarly, the net asset value per share may vary depending on which class of shares are purchased. No interest will be paid on uncashed dividend or redemption checks.
In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of a Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.
Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Funds have no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust’s outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.
Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of a Fund. However, a Fund’s Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of a Fund. The Declaration of Trust also provides for indemnification out of a Fund’s assets for all losses and expenses of any shareholder held personally liable for reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Furthermore, no Fund included in this Fund’s prospectus shall be liable for the liabilities of any other John Hancock Fund. Liability is therefore limited to circumstances in which a Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.
The Funds reserve the right to reject any application which conflicts with a Fund’s internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in a Fund or Funds from which a redemption was made or dividend paid. Information provided on the account application may be used by a Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder’s account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.
Shares of the Funds generally may be sold only to U.S. citizens, U.S. residents, and U.S. Domestic corporations, partnerships, trusts or estates.
SAMPLE CALCULATION OF MAXIMUM OFFERING PRICE
Class A shares of the Funds are sold with a maximum initial sales charge of 5.00%. Classes B and C shares are sold at NAV without any initial sales charges and with a 5.00% and 1.00% CDSC, respectively, on shares redeemed within 12 months of purchase. Classes R1, NAV and I shares of each relevant Fund are sold at NAV without any initial sales charges or CDSCs. The following tables show the maximum offering price per share of each class of each Fund, using the Fund’s relevant NAV as of December 31, 2007.

	Class A
	NAV and	Maximum
	Redemption	Sales Charge	Maximum
	Price per Class A	(5.00% of	Offering
Fund	Share	Offering Price)	Price to Public (1)
Classic Value	$21.53	$1.13	$22.66
Classic Value II	$9.63	$0.51	$10.18
Core Equity	$34.77	$1.83	$36.60
International Classic Value	$9.77	$0.51	$10.28
Large Cap Select	$18.38	$0.97	$19.35
U.S. Global Leaders Growth	$28.80	$1.52	$30.32
Net Asset Value, Offering Price, and Redemption Price per Share:

Fund	Class B (2)	Class C (2)	Class I	Class R1	Class NAV
Classic Value	$21.34	$21.33	$21.57	$21.55	N/A
Classic Value II	$9.65	$9.66	$9.67	$9.80	N/A
Core Equity	$32.20	$32.19	$35.77	N/A	N/A
International Classic Value	$9.74	$9.73	$9.79	N/A	$9.75
Large Cap Select	$18.01	$18.01	$18.41	$18.22	N/A
U.S. Global Leaders Growth	$27.64	$27.64	$29.38	$28.50	N/A

(1)	Net Asset Value divided by 95%

(2)	Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

TAX STATUS
The Funds, are treated as a separate entity for accounting and tax purposes, has qualified and elected to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and intends to continue to qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions and the diversification of its assets, a Fund will not be subject to Federal income tax on its taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.
The Funds will be subject to a 4% nondeductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Funds intend under normal circumstances to seek to avoid or minimize liability for such tax by satisfying such distributions requirements.
Distribution from a Fund’s current or accumulated earnings and profits (“E&P”) will be taxable under the Code for investors who are subject to tax. If these distributions are paid from a Fund’s “investment company taxable income,” they will be taxable as ordinary income; and if they are paid from a Fund’s “net capital gain” they will be taxable as capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains, other than net capital gain, after reduction by deductible expenses). Some distributions may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of a Fund.
Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor’s federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.
The Funds may be subject to withholding and other taxes imposed by foreign countries with respect to their investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Because more than 50% of a Fund’s assets at the close of any taxable year will not consist of stocks or securities of foreign corporations, a Fund will be unable to pass such taxes through to shareholders (as additional income) along with a corresponding entitlement to a foreign tax credit or deduction. The Funds will deduct the foreign taxes they pay in determining the amount they have available for distribution to shareholders.
If a Fund invests in stock (including an option to acquire stock such as is inherent in a convertible bond) of certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gain) or hold at least 50% of their asset in investments producing such passive income (“passive foreign investment companies”), a Fund could be subject to Federal income tax and additional interest charges on “excess distributions” received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by a Fund is timely distributed to its shareholders. The Funds would not be able to pass through to their shareholders any credit or deduction for such a tax. An election may be available to ameliorate these adverse tax consequences, but could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The Funds may limit and/or manage their holdings in passive foreign investment companies or make an available election to minimize their tax liability or maximize their return for these investments.
Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency options, foreign currencies, or payables or receivables denominated in foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Transactions in foreign currencies that are not directly related to a Fund’s investment in stock or securities, including speculative currency positions could under future Treasury regulations produce income not among the types of “qualifying income” from which a Fund must derive at least 90% of its gross income from each taxable year. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed a Fund’s investment company taxable income computed without regard to such loss the resulting overall ordinary loss for such year would not be deductible by a Fund or its shareholders in future years.
Certain options, futures, and forward foreign currency contracts undertaken by a Fund could cause a Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of foreign currency contracts, as ordinary income or loss) and timing of some capital gains and losses realized by a Fund. Additionally, a Fund may be required to recognize gain, but not loss, if an option, short sales or other transaction is treated as a constructive sale of an appreciated financial position in a Fund’s portfolio. Also, certain of a Fund’s losses on its transactions involving options, futures or forward contracts and/or offsetting or successor portfolio positions may be deferred rather than being taken into account currently in calculating a Fund’s taxable income or gains. Certain of such transactions may also cause a Fund to dispose of investments sooner than would otherwise have occurred. These transactions may therefore affect the amount, timing and character of a Fund’s distributions to shareholders. The Funds will take into account the special tax rules (including consideration of available elections) applicable to options, futures and forward contracts in order to seek to minimize any potential adverse tax consequences.
The amount of a Fund’s net realized capital gains, if any, in any given year will vary depending upon the Adviser’s current investment strategy and whether the Adviser believes it to be in the best interest of a Fund to dispose of portfolio securities and/or engage in options transactions that will generate capital gains. At the time of an investor’s purchase of Fund shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in a Fund’s portfolio or undistributed taxable income of a Fund. Consequently, subsequent distributions on those shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.
Upon a redemption or other disposition of shares of a Fund (including by exercise of the exchange privilege) that in a transaction is treated as a sale for tax purposes, a shareholder will ordinarily realize a taxable gain or loss depending upon the amount of the proceeds and the investor’s basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands. A sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of a Fund or another John Hancock Fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. This disregarded charge will result in an increase in the shareholder’s tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.
Although its present intention is to distribute, at least annually, all net capital gain, if any, a Fund reserves the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net long-term capital gain over net short-term capital loss in any year. The Funds will not in any event distribute net capital gain realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carry forward of prior years’ capital losses, it would be subject to Federal income tax in the hands of a Fund. Upon proper designation of this amount by a Fund, each shareholder would be treated for Federal income tax purposes as if a Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by a Fund and reinvested the remainder in a Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as long-term capital gain in his return for his taxable year in which the last day of a Fund’s taxable year falls, (b) be entitled either to a tax credit on his return for, or to a refund of, his pro rata share of the taxes paid by a Fund, and (c) be entitled to increase the adjusted tax basis for his shares in a Fund by the difference between his pro rata share of such excess and his pro rata share of such taxes.

For Federal income tax purposes, a Fund is permitted to carry forward a net realized capital loss in any year to offset net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to a Fund and, as noted above, would not be distributed as such to shareholders.
The Classic Value Fund has no capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains.
The Classic Value Fund II has no capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains.
The Core Equity Fund has a $22,394,747 capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. These carryforwards expire at various times and amounts from 2008 through 2011.
The International Classic Value Fund has no capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains.
The Large Cap Select Fund has no capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains.
The U.S. Global Leaders Growth Fund has a $13,235,648 capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. These carryforwards expire at various times and amounts from 2008 through 2009.
If a Fund should have dividend income that qualifies for the dividends-received deduction for corporations, it will be subject to the limitations applicable under the Code. The qualifying portion is limited to properly designated distributions attributed to dividend income (if any) a Fund receives from certain stock in U.S. domestic corporations and the deduction is subject to holding period requirements and debt-financing limitations under the Code.
Investment in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by a Fund, in the event it acquires or holds any such obligations, in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and seeks to avoid becoming subject to Federal income or excise tax.
For purposes of the dividends-received deduction available to corporations, dividends received by a Fund, if any, from U.S. domestic corporations in respect of the stock of such corporations held by a Fund, for U.S. Federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) during a prescribed period extending before and after each such dividend and distributed and properly designated by a Fund may be treated as qualifying dividends. Corporate shareholders must meet the holding period requirements stated above with respect to their shares of a Fund for each dividend in order to qualify for the deduction and, if they have any debt that is deemed under the Code directly attributable to such shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining the excess (if any) of a corporate shareholder’s adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its basis in its shares may be reduced, for Federal income tax purposes, by reason of “extraordinary dividends” received with respect to the shares, and, to the extend such basis would be reduced below zero, that current recognition of income would be required.
If a Fund should have dividend income that qualifies as Qualified Dividend Income, as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003, the maximum amount allowable will be designated by a Fund. This amount will be reflected on Form 1099-DIV for the current calendar year.
The Funds are required to accrue income on any debt securities that have more than a de minimis amount of original issue discount (or debt securities acquired at a market discount, if a Fund elects to include market discount in income currently) prior to the receipt of the corresponding cash payments. The mark to market or constructive sale rules applicable to certain options, futures, forwards, short sales or other transactions may also require a Fund to recognize income or gain without a concurrent receipt of cash. Additionally, some countries restrict repatriation which may make it difficult or impossible for a Fund to obtain cash corresponding to its earnings or assets in those countries. However, a Fund must distribute to shareholders for each taxable year substantially all of its net income and net capital gains, including such income or gain, to qualify as a regulated investment company and avoid liability for any federal income or excise tax. Therefore, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may borrow cash, to satisfy these distribution requirements.
The Funds anticipate that their portfolio turnover rate will normally not exceed 80%. The lack of frequent trading has the potential to increase tax efficiency and may lead to lower transaction costs, which could help to improve performance.
A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) a Fund’s distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Funds will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although they may in their sole discretion provide relevant information to shareholders.
The Funds will be required to report to the Internal Revenue Service (the “IRS”) all taxable distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax in the case of non-exempt shareholders who fail to furnish a Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies a Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. The Funds may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.
The foregoing discussion relates solely to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain types of investors, such as tax-exempt entities, insurance companies and financial institutions. Dividends, capital gain distributions and ownership of or gains realized on the redemption (including an exchange) of shares of a Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, a Fund in their particular circumstances.
Non-U.S. investors not engaged in a U.S. trade or business with which their investment in a Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to non-resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from a Fund and, unless an effective IRS Form W-8, W-8BEN or other authorized withholding certificate is on file and to backup withholding on certain other payments from a Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in a Fund.
The Funds are not subject to Massachusetts corporate excise or franchise taxes. The Funds anticipate that, provided that a Fund qualifies as a regulated investment company under the Code, the Fund will also not be required to pay any Massachusetts income tax.
BROKERAGE ALLOCATION
Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser’s or Sub-Adviser’s investment and/or trading personnel. Orders for purchases and sales of securities are placed in a manner, which, in the opinion of such personnel, will offer the best price and market for the execution of each such transaction. The Funds’ trading practices and investments are reviewed periodically by the Sub-Adviser’s Senior Investment Policy Committee and its Brokerage Practices Committee which consists of officers of the Sub-Adviser and quarterly by the officers of the Adviser and Trustees of the Trust who are interested persons of the Fund.
Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market maker reflect a “spread.” Investments in debt securities are generally traded on a “net” basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions. In the U.S. Government securities market, securities are generally traded on a net basis with dealers acting as principal for their own account without a stated commission, although the price of the security usually includes a profit to the dealer. On occasion, certain money market instruments and agency securities may be purchased directly from the issuer, in which case no commissions or premiums are paid. Investments in equity securities are generally traded on exchanges or on over-the-counter markets at fixed commission rates or on a net basis. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

The Funds’ primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. The policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with best execution, a fund’s trades may be executed by dealers that also sell shares of John Hancock Funds. However, the Adviser and Sub-Adviser do not consider sales of shares of a Fund as a factor in the selection of broker-dealers to execute a Fund’s portfolio transactions. To the extent consistent with the foregoing, a Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, and may include to a lesser extent, the availability and value of research information and statistical assistance furnished to the Adviser and Sub-Adviser of a Fund. The Adviser and Sub-Adviser have implemented policies and procedures (approved by a Fund’s board of Trustees) reasonably designed to ensure that a Fund’s selection of the broker-dealer is not influenced by considerations about the sales of Fund shares.
Where research is available for cash payments, the Adviser pays for such research from its own resources and not with brokerage commission. In other cases, as permitted by Section 28(e) of the Securities Exchange Act of 1934, a Fund may pay to a broker which provides brokerage and research services to a Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Adviser that such price is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. “Commissions”, as interpreted by the SEC, include fees paid to brokers for trades conducted on an agency basis, and certain mark-ups, mark-downs, commission equivalents and other fees received by dealers in riskless principal transactions placed in the over-the-counter market.
The term “brokerage and research services” includes research services received from broker-dealers which supplement the Adviser’s or Sub-Adviser’s own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; and information concerning prices and ratings of securities. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information and, the providing of specialized consultations with the Adviser’s or Sub-Adviser’s personnel with respect to computerized systems and data furnished as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.
Allocation of Brokerage in Connection with Research Services.  During the fiscal year ended December 31, 2007, the subadviser, through agreements or understandings with brokers, or otherwise through an internal allocation procedure, directed the brokerage transactions of certain Funds to brokers because of research services provided.  The following table indicates the Funds that entered into these transactions, the amount of these transactions and related commissions paid during this period.  These amounts represent transactions effected with, and related commissions paid to, brokers that provide third party research services.  They do not include transactions and commissions involving brokers that provide proprietary research.

	Amount of Transactions to
	Brokers Providing Research
Fund	(shares)	Related Commissions
Classic Value Fund	19,789,098	$16,766
Classic Value Fund II	5,733,704	$257,190,72
Core Equity Fund	2,906,950	$113,869
International Classic Value Fund	3,472,272	$59,354
Large Cap Select Fund	15,109	$7
U.S. Global Leaders Growth Fund	25,009,802	$5,668
The outside research assistance is useful to the Adviser or Sub-Adviser since the broker-dealers used by the Adviser or Sub-Adviser tend to follow a broader universe of securities and other matters than the Adviser’s or Sub-Adviser’s staff can follow. In addition, the research provides the Adviser or Sub-Adviser with a diverse perspective on financial markets. Research services provided to the Adviser or Sub-Adviser by broker-dealers are available for the benefit of all accounts managed or advised by the Adviser or by its affiliates, or by the Sub-Adviser or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser’s or Sub-Adviser’s clients, including a Fund. However, a Fund is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.
The Adviser and Sub-Adviser believe that the research services are beneficial in supplementing the Adviser’s research and analysis and that they improve the quality of the Adviser’s or Sub-Adviser’s investment advice. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser or Sub-Adviser. The advisory fee paid by a Fund is not reduced because the Adviser receives such services. The receipt of research information is not expected to reduce significantly the expenses of the Adviser and Sub-Adviser. However, to the extent that the Adviser or Sub-Adviser would have purchased research services had they not been provided by broker-dealers, the expenses to the Adviser or Sub-Adviser could be considered to have been reduced accordingly. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser or Sub-Adviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser or Sub-Adviser may result in research information and statistical assistance beneficial to a Fund. The Funds will make no commitment to allocate portfolio transactions upon any prescribed basis.
Broker-dealers may be willing to furnish statistical, research and other factual information or service to the Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold from time to time through such broker-dealers on behalf of a Fund or the Adviser’s other clients.
In effecting portfolio transactions on behalf of a Fund and the Adviser’s other clients, the Adviser may from time to time instruct the broker-dealer that executes the transaction to allocate, or “step-out”, a portion of the transaction to another broker-dealer. The broker-dealer to which the Adviser “stepped-out” would then settle and complete the designated portion of the transaction. Each broker-dealer would receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.
While the Adviser and/or the Sub-Adviser will be primarily responsible for its allocation of a Fund’s brokerage business, the policies and practices of the Adviser or Sub-Adviser in this regard must be consistent with the foregoing and at all times be subject to review by the Trustees.
Classic Value Fund
For the fiscal years ended December 31, 2005, 2006 and 2007, the Fund paid negotiated brokerage commissions of $4,654,669, $7,109,398 and $6,857,969, respectively.
Classic Value Fund II
For the fiscal year ended December 31, 2007, the Fund paid negotiated brokerage commissions of $263,065.
Core Equity Fund
For the fiscal years ended December 31, 2005, 2006 and 2007, the Fund paid negotiated brokerage commissions of $531,205, $579,175 and $760,662, respectively.
International Classic Value Fund
For the fiscal year ended December 31, 2007, the Fund paid negotiated brokerage commissions of $72,573.
Large Cap Select Fund
For the fiscal years ended December 31, 2005, 2006 and 2007, the Fund paid negotiated brokerage commissions of $18,774, $9,395 and $8,503, respectively.
U.S. Global Leaders Growth Fund
For the fiscal years ended December 31, 2005, 2006 and 2007, the Fund paid negotiated brokerage commissions of $1,038,351, $1,209,469 and $1,110,006, respectively.
Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, a Fund may execute portfolio transactions with or through brokers affiliated with the Adviser and/or the Sub-Adviser (“Affiliated Brokers”). Affiliated Brokers may act as broker for a Fund on exchange transactions, subject, however, to the general policy of a Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if a Fund would have to pay a commission rate less favorable than the Affiliated Broker’s contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to a Fund as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company Act) of a Fund, the Adviser, the Sub-Adviser or the Affiliated Broker. Because the Adviser or Sub-Adviser that is affiliated with the Affiliated Broker has, as an investment adviser to a Fund, the obligation to provide investment management services, which includes elements of research and related investment skills such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.
The Adviser’s indirect parent, the Life Company, is the indirect sole shareholder of Signator Investors, Inc., a broker dealer (until January 1, 1999, John Hancock Distributors, Inc.) (“Signator” or “Affiliated Broker”). The Adviser’s indirect parent, Manulife Financial, is the parent of another broker-dealer, Manulife Financial Securities, LLC (“MF Securities” or “Affiliated Broker”).
Other investment advisory clients advised by the Adviser or Sub-Adviser may also invest in the same securities as a Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser or Sub-Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser or Sub-Adviser believes to be equitable to each client, including a Fund. Because of this, client accounts in a particular style may sometimes not sell or acquire securities as quickly or at the same prices as they might if each were managed and traded individually.
For purchases of equity securities, when a complete order is not filled, a partial allocation will be made to each participating account pro rata based on the order size. For high demand issues (for example, initial public offerings), shares will be allocated pro rata by account size as well as on the basis of account objective, account size ( a small account’s allocation may be increased to provide it with a meaningful position), and the account’s other holdings. In addition, an account’s allocation may be increased if that account’s portfolio manager was responsible for generating the investment idea or the portfolio manager intends to buy more shares in the secondary market. For fixed income accounts, generally securities will be allocated when appropriate among accounts based on account size, except if the accounts have different objectives or if an account is too small to get a meaningful allocation. For new issues, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. However, if a partial allocation is too small to be meaningful, it may be reallocated based on such factors as account objectives, strategies, duration benchmarks and credit and sector exposure. For example, value Funds will likely not participate in initial public offerings as frequently as growth Funds. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser or Sub-Adviser may aggregate securities to be sold or purchased for a Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.
TRANSFER AGENT SERVICES
John Hancock Signature Services, Inc. (“Signature Services” or “the Transfer Agent”) P. O. Box 9510, Portsmouth, NH 03802-9510,, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Funds.
The Funds pay Signature Services monthly a fee which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account, $16.50 for each Class C shareholder account, $15.00 for each Class R1 shareholder and $15.00 for each Class I shareholder. The Funds also pay Signature Services monthly a fee which is based on an annual rate of 0.05% of average daily net assets attributable to Class A, Class B, Class C and Class R1 shares and 0.04% of average daily net assets attributable to Class I shares. Expenses for Class A, B, C, Class R1 and Class I shares are aggregated and allocated to each class on the basis of their relative net asset values.
Prior to June 1, 2007, the Funds paid Signature Services monthly a fee which as based on an annual rate of $15.00 for each Class A shareholder account and $17.50 for each Class B shareholder account and $16.50 for each Class C shareholder account plus certain out-of pocket expenses. The Funds also paid Signature Services monthly a fee of 0.05% of average daily net assets for Class A, Class B, Class C and Class I shares.
Classic Value Fund
The Transfer Agent has agreed to limit transfer agent fees on Class A, B and C shares to 0.18% of each class’s average daily net assets at least until April 30, 2009. The Adviser has voluntarily agreed to continue to reimburse the Transfer Agent fees on Class I shares of the Fund. This waiver may be removed at any time.
Prior to January 1, 2004, the Transfer Agent limited transfer agent fees on Class A, B, and C shares to 0.40% of each class’s average daily net assets. From January 1, 2004 through April 30, 2006 the Transfer Agent limited transfer agent fees on Class A, B, and C shares to 0.19% of each class’s average daily net assets.
Classic Value Fund II
The Transfer Agent has agreed to limit transfer agent fees on Class A, B and C shares to 0.18% of each class’s average daily net assets at least until April 30, 2009.
Core Equity Fund
The Transfer Agent agreed to limit transfer agent fees on Class A, B and C shares to 0.25% of the average daily net assets. This limitation expired on April 30, 2008.
International Classic Value
The Transfer Agent agreed to limit transfer agent fees on Class A, B and C shares to 0.30% of the average daily net assets at least until April 30, 2009.
Large Cap Select Fund
The Transfer Agent agreed to limit transfer agent fees on Class A, B and C shares to 0.23% of each class’s average daily net assets. This limitation expired on April 30, 2008
U. S. Global Leaders Growth Fund
The Transfer Agent has agreed to limit transfer agent fees on Class A, B and C shares to 0.28% of each class’s average daily net assets at least until April 30, 2009.
Previously, Signature Services reduced its fee by $44,081 and $0 for the fiscal years ended December 31, 2003 and 2004. This limitation was terminated May 17, 2004. Effective April 9, 2005, Signature Services agreed to limit transfer agent fees on Class A, B and C shares to 0.28% of each class’s average daily net assets at least until April 30, 2007.
For shares held of record in omnibus or their group accounts where administration and other shareholder services are provided by the Selling Firm or group administrator, the Selling Firm or administrator will charge a service fee to the Funds. For such shareholders, Signature Services does not charge its account fee.

CUSTODY OF PORTFOLIO
Portfolio securities of the Funds are held pursuant to a custodian agreement between the Funds and The Bank of New York, One Wall Street, New York, New York 10286. Under the custodian agreement, The Bank of New York is performing custody, Foreign Custody Manager and Fund accounting services.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent auditors of the Fund are PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110. PricewaterhouseCoopers LLP will audit and render opinion on a Fund’s annual financial statements and review the Funds’ annual Federal income tax returns.
LEGAL AND REGULATORY MATTERS
On June 25, 2007, John Hancock Advisers, LLC (the “Adviser”) and John Hancock Funds, LLC (the “Distributor”) and two of their affiliates (collectively, the “John Hancock Affiliates”) reached a settlement with the Securities and Exchange Commission (“SEC”) that resolved an investigation of certain practices relating to the John Hancock Affiliates’ variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and the Distributor agreed to pay disgorgement of $2,087,477 and prejudgment interest of $359,460 to entities, including certain John Hancock Funds, that participated in the Adviser’s directed brokerage program during the period from 2000 to October 2003. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of fund shares in October 2003.

APPENDIX A
MORE ABOUT RISK
A fund’s risk profile is largely defined by the fund’s primary securities and investment practices. You may find the most concise description of the fund’s risk profile in the prospectus.
A fund is permitted to utilize — within limits established by the trustees — certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that the Fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief definitions of certain associated risks with them with examples of related securities and investment practices included in brackets. See the “Investment Objective and Policies” and “Investment Restrictions” sections of this SAI for a description of this Fund’s investment policies. The Fund follows certain policies that may reduce these risks.
As with any mutual fund, there is no guarantee that the Fund will earn income or show a positive return over any period of time — days, months or years.
TYPES OF INVESTMENT RISK
Correlation risk. The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks. (e.g., short sales, financial futures and options; securities and index options, currency contracts).
Credit risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. (e.g., borrowing; reverse repurchase agreements, repurchase agreements, securities lending, non-investment-grade securities, financial futures and options; securities and index options).
Currency risk. The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. (e.g., foreign equities, financial futures and options; securities and index options, currency contracts).
Information risk. The risk that key information about a security or market is inaccurate or unavailable. (e.g., non-investment-grade securities, foreign equities).
Interest rate risk. The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. (e.g., non-investment-grade securities, financial futures and options; securities and index options).

A-1

Leverage risk. Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value. (e.g., borrowing; reverse repurchase agreements, when-issued securities and forward commitments).
Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. (e.g., short sales, financial futures and options securities and index options; currency contracts).
•	Speculative. To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative’s original cost. (e.g., short sales, financial futures and options securities and index options; currency contracts).
•	Liquidity risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. (e.g., non-investment-grand securities, short sales, restricted and illiquid securities, financial futures and options securities and index options; currency contracts).
Management risk. The risk that a strategy used by a fund’s management may fail to produce the intended result. Common to all mutual funds.
Market risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them. (e.g., short sales, short-term trading, when-issued securities and forward commitments, non-investment-grade securities, foreign equities, financial futures and options; securities and index options restricted and illiquid securities).
Natural event risk. The risk of losses attributable to natural disasters, crop failures and similar events. (e.g., foreign equities).
Opportunity risk. The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. (e.g., short sales, when-issued securities and forward commitments; financial futures and options; securities and index options, currency contracts).
Political risk. The risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war.(e.g., foreign equities).
Valuation risk. The risk that a fund has valued certain of its securities at a higher price than it can sell them for. (e.g., non-investment-grade securities, restricted and illiquid securities).

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APPENDIX B
DESCRIPTION OF BOND RATINGS
The ratings of Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Group represent their opinions as to the quality of various debt instruments they undertake to rate. It should be emphasized that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.
Moody’s Investors Service, Inc.
Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
Ba: Obligations rated Ba are judged to have speculative elements are subject to substantial credit risk.
B: Obligations rated B are considered speculative elements and are subject to high credit risk.
Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
Standard & Poor’s Ratings Group
AAA: An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
BB, B, CCC, CC and C: Obligations rated ‘BB’, ‘B’, ‘CCC’ ‘CC’ and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.
C: The ‘C’ rating may be used to over a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.
D: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or taking of a similar action if payments on an obligation are jeopardized.
Plus (+) or minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.
Fitch Investors Service (“Fitch”)
Investment Grade
AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A: High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. ‘B’ ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.
Speculative Grade
BB: Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
B: Highly speculative.
•	For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
•	For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘R1’ (outstanding).
CCC
•	For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.
•	For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), or ‘R3’ (good) or ‘R4’ (average).
CC
•	For issuers and performing obligations, default of some kind appears probable.
•	For individual obligations, may indicate distressed or defaulted obligations with Recovery Raging of ‘R4’ (average) or ‘R5’ (below average).
C
•	For issuers and performing obligations, default is imminent.
•	For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘R6’ (poor).
RD
Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.
D
Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:
-	failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

-	the bankruptcy filings, administration, receivership, liquidation or winding-up or cessation of business of an obligor; or

-	the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.
Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.
Issuers will be rated ‘D’ upon a default. Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ rating categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or CCC-C categories.
Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.
CORPORATE AND TAX-EXEMPT COMMERCIAL PAPER RATINGS
Moody’s
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Standard and Poor’s
Commercial Paper
A standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from ‘A’ for the highest-quality obligations to ‘D’ for the lowest. These categories are as follows:

A-1: This designation indicates that the degrees of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.
A-3: Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
B: Issues rated ‘B’ are regarded as having only speculative capacity for timely payment.
C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
D: Debt rated ‘D’ is in payment default. The ‘D’ rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes such payments will be made during such grace period.
Dual Ratings
Standard & Poor’s assigns ‘dual’ rating to all debt issues that have a put option or demand feature as part of their structure.
The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, ‘AAA/A-1+’). With short-term demand debt, not rating symbols are used with the commercial paper rating symbols (for example, ‘SP-1+/A-1+’).
Other Considerations — The ratings of S&P, Moody’s, and Fitch represent their respective opinions of the quality of the municipal securities they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and ratings may have different yields and municipal securities of the same maturity and coupon with different ratings may have the same yield.
TAX-EXEMPT NOTE RATINGS
Moody’s
Short-Term Debt Ratings
There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.
MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG: This designation denotes speculative-grade credit quality. Dept instruments in this category may lack sufficient margins of protection.
Standard and Poor’s
Short-Term Issue
A Standard & Poor’s U.S. municipal note reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
•	Amoritization schedule – the larger the final maturity relative to other maturities, the more likely it will be treated as note; and
•	Source of payment – the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3: Speculative capacity to pay principal and interest.

APPENDIX C
PROXY VOTING SUMMARY OF THE JOHN HANCOCK FUNDS AND THE SUBADVISERS
JOHN HANCOCK FUNDS
PROXY VOTING POLICIES AND PROCEDURES
POLICY:
General
The Board of Trustees (the “Board”) of each registered investment company in the John Hancock family of funds listed on Schedule A (collectively, the “Trust”), including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”), adopts these proxy voting policies and procedures.
Each fund of the Trust or any other registered investment company (or series thereof) (each, a “fund”) is required to disclose its proxy voting policies and procedures in its registration statement and, pursuant to Rule 30b1-4 under the 1940 Act, file annually with the Securities and Exchange Commission and make available to shareholders its actual proxy voting record. In this regard, the Trust Policy is set forth below.
Delegation of Proxy Voting Responsibilities
It is the policy of the Trust to delegate the responsibility for voting proxies relating to portfolio securities held by a fund to the fund’s investment adviser (“adviser”) or, if the fund’s adviser has delegated portfolio management responsibilities to one or more investment subadviser(s), to the fund’s subadviser(s), subject to the Board’s continued oversight. The subadviser for each fund shall vote all proxies relating to securities held by each fund and in that connection, and subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures adopted by each subadviser in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).
Except as noted below under Material Conflicts of Interest, the Trust Policy with respect to a fund shall incorporate that adopted by the fund’s subadviser with respect to voting proxies held by its clients (the “Subadviser Policy”). Each Subadviser Policy, as it may be amended from time to time, is hereby incorporated by reference into the Trust Policy. Each subadviser to a fund is directed to comply with these policies and procedures in voting proxies relating to portfolio securities held by a fund, subject to oversight by the fund’s adviser and by the Board. Each adviser to a fund retains the responsibility, and is directed, to oversee each subadviser’s compliance with these policies and procedures, and to adopt and implement such additional policies and procedures as it deems necessary or appropriate to discharge its oversight responsibility. Additionally, the Trust’s Chief Compliance Officer (“CCO”) shall conduct such monitoring and supervisory activities as the CCO or the Board deems necessary or appropriate in order to appropriately discharge the CCO’s role in overseeing the subadvisers’ compliance with these policies and procedures.
The delegation by the Board of the authority to vote proxies relating to portfolio securities of the funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.
Voting Proxies of Underlying Funds of a Fund of Funds
With respect to voting proxies relating to the securities of an underlying fund held by the Trust’s fund of funds in reliance on any one of Sections 12(d)(1)(E), (F) or (G) of the Investment Company Act of 1940, as amended, or to the extent disclosed in the Trust’s registration statement, the subadviser for the fund of funds, or the Trust, will vote proxies in the same proportion as the vote of all other holders of such underlying fund securities, unless the Trust elects to seek voting instructions from the shareholders of the fund of funds, in which case the subadviser, or the Trust, will vote proxies in the same proportion as the instructions timely received from shareholders of the Trust’s fund of funds.
Material Conflicts of Interest
If: (1) a subadviser to a fund becomes aware that a vote presents a material conflict between the interests of: (a) shareholders of the fund; and (b) the fund’s adviser, subadviser, principal underwriter, or any of their affiliated persons, and (2) the subadviser does not propose to vote on the particular issue in the manner prescribed by its Subadviser Policy or the material conflict of interest procedures set forth in its Subadviser Policy are otherwise triggered, then the subadviser will follow the material conflict of interest procedures set forth in its Subadviser Policy when voting such proxies.
If a Subadviser Policy provides that in the case of a material conflict of interest between fund shareholders and another party, the subadviser will ask the Board to provide voting instructions, the subadviser shall vote the proxies, in its discretion, as recommended by an independent third party, in the manner prescribed by its Subadviser Policy or abstain from voting the proxies.
Securities Lending Program
Certain of the funds participate in a securities lending program with the Trust through an agent lender. When a fund’s securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion. Where a subadviser determines, however, that a proxy vote (or other shareholder action) is materially important to the client’s account, the subadviser should request that the agent recall the security prior to the record date to allow the subadviser to vote the securities.
Disclosure of Proxy Voting Policies and Procedures in the Trust’s Statement of Additional Information (“SAI”)
The Trust shall include in its SAI a summary of the Trust Policy and of the Subadviser Policy included therein. (In lieu of including a summary of these policies and procedures, the Trust may include each full Trust Policy and Subadviser Policy in the SAI.)
Disclosure of Proxy Voting Policies and Procedures in Annual and Semi-Annual Shareholder Reports
The Trust shall disclose in its annual and semi-annual shareholder reports that a description of the Trust Policy, including the Subadviser Policy, and the Trust’s proxy voting record for the most recent 12 months ended June 30 are available on the Securities and Exchange Commission’s (“SEC”) website, and without charge, upon request, by calling a specified toll-free telephone number. The Trust will send these documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.
Filing of Proxy Voting Record on Form N-PX
The Trust will annually file its complete proxy voting record with the SEC on Form N-PX. The Form N-PX shall be filed for the twelve months ended June 30 no later than August 31 of that year.
PROCEDURES:
Review of Subadvisers’ Proxy Voting
The Trust has delegated proxy voting authority with respect to fund portfolio securities in accordance with the Trust Policy, as set forth above.
Consistent with this delegation, each subadviser is responsible for the following:

1)	Implementing written policies and procedures, in compliance with Rule 206(4)-6 under the Advisers Act, reasonably designed to ensure that the subadviser votes portfolio securities in the best interest of shareholders of the Trust.

2)	Providing the adviser with a copy and description of the Subadviser Policy prior to being approved by the Board as a subadviser, accompanied by a certification that represents that the Subadviser Policy has been adopted in conformance with Rule 206(4)-6 under the Advisers Act. Thereafter, providing the adviser with notice of any amendment or revision to that Subadviser Policy or with a description thereof. The adviser is required to report all material changes to a Subadviser Policy quarterly to the Board. The CCO’s annual written compliance report to the Board will contain a summary of the material changes to each Subadviser Policy during the period covered by the report.

3)	Providing the adviser with a quarterly certification indicating that the subadviser did vote proxies of the funds and that the proxy votes were executed in a manner consistent with the Subadviser Policy. If the subadviser voted any proxies in a manner inconsistent with the Subadviser Policy, the subadviser will provide the adviser with a report detailing the exceptions.

Adviser Responsibilities
The Trust has retained a proxy voting service to coordinate, collect, and maintain all proxy-related information, and to prepare and file the Trust’s reports on Form N-PX with the SEC.
The adviser, in accordance with its general oversight responsibilities, will periodically review the voting records maintained by the proxy voting service in accordance with the following procedures:

1)	Receive a file with the proxy voting information directly from each subadviser on a quarterly basis.

2)	Select a sample of proxy votes from the files submitted by the subadvisers and compare them against the proxy voting service files for accuracy of the votes.

3)	Deliver instructions to shareholders on how to access proxy voting information via the Trust’s semi-annual and annual shareholder reports.

Proxy Voting Service Responsibilities
Aggregation of Votes:
The proxy voting service’s proxy disclosure system will collect fund-specific and/or account-level voting records, including votes cast by multiple subadvisers or third party voting services.
Reporting:
The proxy voting service’s proxy disclosure system will provide the following reporting features:

1)	multiple report export options;

2)	report customization by fund-account, portfolio manager, security, etc.; and

3)	account details available for vote auditing.

Form N-PX Preparation and Filing:
The adviser will be responsible for oversight and completion of the filing of the Trust’s reports on Form N-PX with the SEC. The proxy voting service will prepare the EDGAR version of Form N-PX and will submit it to the adviser for review and approval prior to filing with the SEC. The proxy voting service will file Form N-PX for each twelve-month period ending on June 30. The filing must be submitted to the SEC on or before August 31 of each year.

Schedule A
PROXY VOTING POLICIES AND PROCEDURES

JOHN HANCOCK FUNDS:	Adopted:	Amended:
John Hancock Trust	September 28, 2007
John Hancock Funds II	September 28, 2007
John Hancock Funds III	September 11, 2007
John Hancock Bond Trust	September 11, 2007
John Hancock California Tax-Free Income Fund	September 11, 2007
John Hancock Capital Series	September 11, 2007
John Hancock Current Interest	September 11, 2007
John Hancock Equity Trust	September 11, 2007
John Hancock Investment Trust	September 11, 2007
John Hancock Investment Trust II	September 11, 2007
John Hancock Investment Trust III	September 11, 2007
John Hancock Municipal Securities Trust	September 11, 2007
John Hancock Series Trust	September 11, 2007
John Hancock Sovereign Bond Fund	September 11, 2007
John Hancock Strategic Series	September 11, 2007
John Hancock Tax-Exempt Series	September 11, 2007
John Hancock World Fund	September 11, 2007
John Hancock Preferred Income Fund	September 11, 2007
John Hancock Preferred Income Fund II	September 11, 2007
John Hancock Preferred Income Fund III	September 11, 2007
John Hancock Patriot Premium Dividend Fund II	September 11, 2007
John Hancock Bank & Thrift Opportunity Fund	September 11, 2007
John Hancock Income Securities Trust	September 11, 2007
John Hancock Investors Trust	September 11, 2007
John Hancock Tax-Advantaged Dividend Income Fund	September 11, 2007
John Hancock Tax-Advantaged Global Shareholder Yield Fund	September 11, 2007

Independence Investments LLC
Proxy Voting Policy and Procedures
At Independence we recognize that many decisions regarding proxy voting may affect the value of a client’s account, and, therefore, should be resolved based on in-depth analysis and careful consideration. The following proxy voting policy sets forth both our principles and our process for voting proxies on securities held in client accounts where Independence has discretion to vote the proxies.
General Principles
In order to set a framework within which proxy questions should be considered and voted, the following general principles should be applied:
1)	As a fiduciary under ERISA or otherwise, the discretion to vote proxies for a client’s account should be exercised keeping in mind a fiduciary’s duty to use its best efforts to preserve or enhance the value of the client’s account. We should vote on proxy questions with the goal of fostering the interests of the client (or the participants and beneficiaries in the case of an ERISA account).
2)	Proxy questions should be considered within the individual circumstances of the issuer. It is possible that individual circumstances might mean that a given proxy question could be voted differently than what is generally done in other cases.
3)	If a proxy question clearly has the capability of affecting the economic value of the issuer’s stock, the question should be voted in a way that attempts to preserve, or give the opportunity for enhancement of, the stock’s economic value.
4)	In certain circumstances, even though a proposal might appear to be beneficial or detrimental in the short term, our analysis will conclude that over the long term greater value may be realized by voting in a different manner.
5)	It is our general policy that when we are given authority to vote proxies for a client’s account, we must be authorized to vote all proxies for the account in our discretion. We do not generally accept partial voting authority nor do we generally accept instructions from clients on how to vote on specific issues, except in the case of registered investment companies and, in limited instances, certain clients such as labor unions may direct us to vote proxies in accordance with a specific set of guidelines or recommendations appropriate to their circumstances, in which case we will not have voting discretion but will vote in accordance with the client’s direction. Other clients may wish to retain proxy voting authority and vote their own proxies if necessary in order to satisfy their individual social, environmental or other goals.
We maintain a set of proxy voting guidelines that describe in greater detail how we generally vote specific issues for our clients. While it is not an exhaustive list, it is intended to serve as the foundation on which we make most of our proxy voting decisions. The guidelines are available to clients upon request. We will from time to time review this proxy voting policy and our guidelines and may adopt changes from time to time. Clients may contact the Compliance Office by calling 617-228-8603 or via e-mail at compliance@independence.com for a copy of our current guidelines or to obtain a record of how we voted the proxies for their account.
Process
At Independence, the Fundamental analysts are responsible for performing research on the companies in which we invest. The same analysts are generally responsible for decisions regarding proxy voting, as they are the most familiar with company-specific issues. Portfolio managers also provide input when appropriate.
We currently use Glass Lewis & Co. (“Glass Lewis”) to monitor and complete the proxy voting process for our equity portfolio holdings. Glass Lewis is responsible for ascertaining that proxies are received, voted and sent back on a timely basis, as well as maintaining all of the proxy voting records with respect to our clients’ holdings. Each day we send Glass Lewis our complete list of portfolio holdings. Glass Lewis notifies us of shareholder meetings and provides us with an electronic platform on which to vote the proxies. Glass Lewis also provides us with recommendations for voting, based on criteria that we have approved. Our analysts will consider Glass Lewis’s recommendations, but voting will be based upon our own analysis. Our analysts direct the manner in which proxies are to be voted, and Glass Lewis completes the voting process.
Limitations on Exercising Right to Vote
We may abstain from voting a client proxy if we conclude that the effect on the client’s economic interests or the value of the portfolio holding is indeterminable or insignificant. We may also abstain from voting a client proxy for cost reasons (e.g., costs associated with voting proxies of non-U.S. securities). In accordance with our fiduciary duties, we weigh the costs and benefits of voting proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent. Our decision takes into account the effect that the vote of our client, either by itself or together with other votes, is expected to have on the value of our client’s investment and whether this expected effect would outweigh the cost of voting.
Certain of our clients engage in securities lending programs under which shares of an issuer could be on loan while that issuer is conducting a proxy solicitation. As part of the securities lending program, if the securities are on loan at the record date, the client lending the security cannot vote that proxy. Because we generally are not aware of when a security may be on loan, we do not have an opportunity to recall the security prior to the record date. Therefore, in most cases, those shares will not be voted and we may not be able fully to reconcile the securities held at record date with the securities actually voted.
Conflicts of Interest
We manage the assets of various public and private company clients, and invest in the equity securities of certain public companies on behalf of our clients.1 We recognize that the potential

[1]	It is Independence’s general policy not to invest in private securities such as Rule 144A securities. If a portfolio were to hold a private security, however, and a proxy needed to be voted, we would vote in accordance with our established proxy voting policy including our process for voting securities where a conflict of interest was present.

for conflicts of interest could arise in situations where we have discretion to vote client proxies and where we have material business relationships2 or material personal/family relationships3 with these issuers (or with a potential target or acquirer, in the case of proxy vote in connection with a takeover). To address these potential conflicts we have established a Proxy Voting Committee (“the Committee”). The Committee consists of the Chief Operating Officer, the Director of Research and the members of the Compliance Office. The Committee will use reasonable efforts to determine whether a potential conflict may exist, including maintaining a list of clients with whom we have a material business relationship, and requiring analysts to screen the proxies identified by Glass Lewis against such list and to bring such conflicts, and any other conflicts of which they are aware, to the attention of the Committee. However, a potential conflict shall be deemed to exist only if one or more of the members of the Committee, or the analyst responsible for voting the proxy, actually knows of the potential conflict. The Committee will work with the analyst assigned to the specific security to oversee the proxy voting process for securities where we believe we may have potential conflicts.
The Committee will meet to decide how to vote the proxy of any security with respect to which we have identified a potential conflict. The Committee will consider the analyst’s recommendation, make a decision on how to vote the proxy and document the Committee’s rationale for its decision.
Independence is an indirect majority owned subsidiary of City National Corporation (“CNC”), a public company. It is our general policy not to acquire or hold CNC stock on behalf of our clients. However, in the event that a client were to hold CNC stock in a portfolio which we manage, and we were responsible for voting a CNC proxy on behalf of the client, the Committee would decide on how to vote the CNC proxy. The Committee would, in most cases, base its proxy voting decision according to the guidance provided by Glass Lewis. The Committee will document the rationale for its decision.
It is Independence’s policy not to accept any input from any other person or entity, including its affiliates when voting proxies for any security. In the event that an Independence employee was contacted by any affiliate, or any other person or entity, other than Glass Lewis or through standard materials available to all shareholders, with a recommendation on how to vote a specific proxy, the event would be reported to the Compliance Office and would be documented. The Committee would then decide how to vote the proxy in question and would document the rationale for its decision.

[2]	For purposes of this proxy voting policy, a “material business relationship” is considered to arise in the event a client has contributed more than 5% of Independence’s annual revenues for the most recent fiscal year or is reasonably expected to contribute this amount for the current fiscal year.

[3]	For purposes of this proxy voting policy, a “material personal/family relationship” is one that would be reasonably likely to influence how we vote proxies. To identify any such relationships, the Proxy Voting Committee will obtain information on a regular basis about (i) personal and/or family relationships between any Independence employee who is involved in the proxy voting process (e.g., analyst, portfolio manager, and/or members of the Proxy Voting Committee, as applicable) or senior executives, and directors or senior executives of issuers for which the adviser may vote proxies, and (ii) personal and/or immediate family investments of such employees in issuers which exceed 5% of the outstanding stock of the issuers.

If there is controversy or uncertainty about how any particular proxy question should be voted, or if an analyst or a Committee member believes that he or she has been pressured to vote in a certain way, he or she will consult with the Committee or with a member of the Compliance Office, and a decision will be made whether to refer the proxy to the Committee for voting. Final decisions on proxy voting will ultimately be made with the goal of enhancing the value of our clients’ investments.

Pzena Investment Management, LLC
Amended and Restated
Proxy Voting Policies and Procedures
Effective July 1, 2003
and
Further amended March 15, 2004, August 1, 2004 and July 19, 2006
I. Requirements Described
     A. Investment Advisers Act Requirements. Although the Investment Advisers Act of 1940, as amended (the “Advisers Act”), does not explicitly require that a registered investment adviser vote client-owned shares on behalf of its clients, the SEC contends that the adviser’s fiduciary duty extends to voting (as well as trading) and requires that, if the adviser has the obligation to vote shares beneficially owned by its clients, the adviser vote in the best interest of clients. In addition, Rule 206(4)-6 of the Advisers Act requires an investment adviser who exercises voting authority over client proxies to adopt policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interest of clients, to disclose to clients information about those policies and procedures, to disclose to clients how they may obtain information on how the adviser has voted their proxies, and to maintain certain records relating to proxy voting.
     B. United Kingdom Code of Conduct Considerations. Certain offshore clients have contractually obligated PIM to vote proxies and take other corporate actions consistent with the UK Combined Code of Practice. This Combined Code is the UK equivalent of to the Sarbanes-Oxley Act. The Combined Code is mostly a prudential guide setting out the kinds of things investment firms should be watching out for in their portfolio companies in order to ensure shareholders derive value from their investments. With respect to proxy voting, the Combined Code emphasizes that investment advisers have a responsibility to make considered use of their votes. Best practice recommendations under the Combined Code for fulfilling this duty include meetings between the investment adviser and senior management of portfolio companies, and monitoring of portfolio companies’ (1) governance arrangements (particularly those relating to board composition, structure, accountability and independence), (2) management compensation arrangements, (3) financial reporting; (4) internal controls, and (5) approach to corporate social responsibility.
     C. ERISA Considerations. The Department of Labor has taken the position that an investment adviser managing pension plan assets generally has the responsibility to vote shares held by the plan and subject to the investment adviser’s management, unless this responsibility is specifically allocated to some other person pursuant to the governing plan documents. The following principles apply to voting responsibilities of an investment adviser with respect to shares held on behalf of an ERISA pension plan:

1.	Responsibility for voting should be clearly delineated between the adviser and the trustee or other plan fiduciary that appointed the adviser.

2.	An adviser with voting authority must take reasonable steps to ensure that it has received all proxies for which it has voting authority and must implement appropriate reconciliation procedures.

3.	In voting, an investment adviser must act prudently and solely in the interests of pension plan participants and beneficiaries. An investment adviser must consider factors that would affect the value of the plan’s investments and may not subordinate the interests of plan participants and beneficiaries in their retirement income to unrelated objectives, such as social considerations. (However, other Department of Labor pronouncements in the context of investment decisions indicate that social considerations may be used in making investment decisions to select among investments of equal risk and return.)

4.	No one can direct the investment manager’s vote on a specific issue or on a specific company unless that contingency is provided for in writing and the person giving such direction is a named fiduciary of the plan.

5.	The client must periodically monitor the adviser’s voting activities, and both the client’s monitoring activities and the adviser’s voting activities (including the votes cast in each particular case) must be documented.

II. Procedures
     A. Introduction
     As of October 1, 2001, PIM (“PIM”) began subscribing to a proxy monitor and voting agent service offered by Institutional Shareholder Services, Inc. (“ISS”). Under the written agreement between ISS and PIM, ISS provides a proxy analysis with research and a vote recommendation for each shareholder meeting of the companies in our separately managed account client portfolios and the U.S. companies in the Pzena Investment Management International—Pzena Global Value Service portfolio. They also vote, record and generate a voting activity report for our clients and offer a social investment research service which enables us to screen companies for specific issues (e.g., tobacco, alcohol, gambling). The provision of these services became operational as of November 15, 2001. PIM retains responsibility for instructing ISS how to vote, and we still apply our own guidelines as set forth herein when voting. If PIM does not issue instructions for a particular vote, the default is for ISS to mark the ballots in accordance with these guidelines (when they specifically cover the item being voted on), and with management (when there is no PIM policy covering the vote).4
     PIM personnel continue to be responsible for entering all relevant client and account information (e.g., changes in client identities and portfolio holdings) in the Indata system. A direct link download has been established between PIM and ISS providing data from the Indata System. ISS assists us with our recordkeeping functions, as well as the mechanics of voting. As part of ISS’s recordkeeping/administrative function, they receive and review all proxy ballots and other materials, and generate reports regarding proxy activity during specified periods, as requested by us. To the extent that the Procedures set forth in the Section II are carried out by ISS, PIM will periodically monitor ISS to insure that the Procedures are being followed and will conduct random tests to verify that proper records are being created and retained as provided in Section 4 below.
     B. Compliance Procedures
     PIM’s standard Investment Advisory Agreement provides that until notified by the client to the contrary, PIM shall have the right to vote all proxies for securities held in that client’s account. In those instances where PIM does not have proxy voting responsibility, it shall forward to the client or to such other person as the client designates any proxy materials received by it. In all instances where PIM has voting responsibility on behalf of a client, it follows the procedures set forth below. The Director of Research is responsible for monitoring the PIM Analyst’s compliance with such procedures when voting. The Chief Compliance Officer is responsible for monitoring overall compliance with these procedures.
     C. Voting Procedures
     1. Determine Proxies to be Voted
          Based on the information provided by PIM via the direct link download established between PIM and ISS mentioned above, ISS shall determine what proxy votes are

[4]	This default was phased in during early 2002 in order to give ISS time to customize their system. If we did not issue instructions for a particular proxy during the phase-in period. ISS marked the affected ballots based on the recommendations issued by ISS for that vote.

outstanding and what issues are to be voted on for all client accounts. Proxies received by ISS will be matched against PIM’s records to verify that each proxy has been received. If a discrepancy is discovered, ISS will use reasonable efforts to resolve it, including calling PIM and/or applicable Custodians. Pending votes will be forwarded first to the firm’s Chief Compliance Officer who will perform the conflicts checks described in Section 2 below. Once the conflicts checks are completed, the ballots and supporting proxy materials will be returned to the Proxy Coordinator who will forward them on to the Analyst who is responsible for the Company soliciting the proxy. Specifically, the Analyst will receive a red folder containing the proxy statement, a printout of the Company’s Annual Report, the proxy analysis by ISS, a blank disclosure of personal holdings form, and one or more vote record forms.5 The Analyst will then mark his/her voting decision on the Vote Record Form, initial this form to verify his/her voting instructions, and return the red folder to the Proxy Coordinator who will then enter the vote into the ISS/Proxy Monitor System. Any notes or other materials prepared or used by the Analyst in making his/her voting decision shall also be filed in the red folder.
          If an Analyst desires to vote against management or contrary to the guidelines set forth in this proxy voting policy or the written proxy voting policy designated by a specific client, the Analyst will discuss the vote with the Chief Executive Officer and/or Director of Research and the Chief Executive Officer and/or Director of Research shall determine how to vote the proxy based on the Analyst’s recommendation and the long term economic impact such vote will have on the securities held in client accounts. If the Chief Executive Officer and/or Director of Research agree with the Analyst recommendation and determines that a contrary vote is advisable the Analyst will provide written documentation of the reasons for the vote (by putting such documentation in the red folder and/or e-mailing such documentation to the Proxy Coordinator and General Counsel/Chief Compliance Officer for filing.) When the Analyst has completed all voting, the Analyst will return the red folder to the Proxy Coordinator who will enter the votes in the ISS system. Votes may not be changed once submitted to ISS unless such change is approved in writing by both the Chief Compliance Officer and the Director of Research.
     2. Identify Conflicts and Vote According to Special Conflict Resolution Rules
          The primary consideration is that PIM act for the benefit of its clients and place its client’s interests before the interests of the firm and its principals and employees. The following provisions identify potential conflicts of interest that are relevant to and most likely to arise with respect to PIM’s advisory business and its clients, and set forth how we will resolve those conflicts. In the event that the Research Analyst who is responsible for the Company soliciting a particular proxy has knowledge of any facts or circumstances which the Analyst believes are or may appear be a material conflict, the Analyst will advise PIM’s Chief Compliance Officer, who will convene a meeting of the proxy committee to determine whether a conflict exists and how that conflict should be resolved.
     a. PIM has identified the following areas of potential concern:

•	Where PIM manages any pension or other assets of a publicly traded company, and also holds that company’s or an affiliated company’s securities in one or more client portfolios.

•	Where PIM manages the assets of a proponent of a shareholder proposal for a company whose securities are in one or more client portfolios.

[5]	A separate ballot and vote record form may be included in the red folder if the company soliciting the proxy is included in the portfolio of a client who has designated specific voting guidelines in writing to PIM which vary substantially from these policies and if the Custodian for that client does not aggregate ballots before sending them to ISS. In such event, the Analyst shall evaluate and vote such ballot on an individual basis in accordance with the applicable voting guidelines.

•	Where PIM has a client relationship with an individual who is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios.

•	Where a PIM officer, director or employee, or an immediate family member thereof is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios. For purposes hereof, an immediate family member shall be a spouse, child, parent, or sibling.

     b. To address the first potential conflict identified above, PIM’s Chief Compliance Officer will maintain a list of public company clients that will be updated regularly as new client relationships are established with the firm. Upon receipt of each proxy to be voted for clients, the Proxy Coordinator will give the ballot and supporting proxy materials to PIM’s Chief Compliance Officer who will check to see if the company soliciting the proxy is also on the public company client list. If the company soliciting the vote is on our public company client list and PIM still manages pension or other assets of that company, the Chief Compliance Officer will note this in the red folder so that the Analyst responsible for voting the proxy will vote the proxy in accordance with the special rules set forth in Subsection f of this Section 2.
     c. To address the second potential conflict identified above, PIM’s Chief Compliance Officer (with the assistance of PIM’s Director of Operations during the busy proxy season—March through June) will check the proxy materials to see if the proponent of any shareholder proposal is one of PIM’s clients (based on the client list generated by our Portfolio Management System, Indata). If the proponent of a shareholder proposal is a PIM client, the Chief Compliance Officer will note this in the red folder so that the Analyst responsible for voting the proxy will vote the proxy in accordance with the special rules set forth in Subsection f of this Section 2.
     d. To address the third potential conflict identified above, PIM’s Chief Compliance Officer (with the assistance of PIM’s Director of Operations during the busy proxy season—March through June) will check the proxy materials to see if any corporate director, or candidate for a corporate directorship of a public company whose securities are in one or more client portfolios is one of PIM’s individual clients (based on the client list generated by our Portfolio Management System, Indata). For purposes of this check, individual clients shall include natural persons and testamentary or other living trusts bearing the name of the grantor, settlor, or beneficiary thereof. If a director or director nominee is a PIM client, the Chief Compliance Officer will note this in the red folder so that the Analyst responsible for voting the proxy will vote the proxy in accordance with the special rules set forth in Subsection f of this Section 2.
     e. To address the fourth potential conflict identified above, PIM’s Chief Compliance Officer (with the assistance of PIM’s Director of Operations during the busy proxy season—March through June) will check the proxy materials to see if any corporate director, or candidate for a corporate directorship of a public company whose securities are in one or more client portfolios is a PIM officer, director or employee or an immediate family member thereof (based on the written responses of PIM personnel to an annual questionnaire in this regard). If a director or director nominee is a PIM officer, director or employee or an immediate family member thereof, the Chief Compliance Officer will note this in the red folder so that the Analyst responsible for voting the proxy will vote the proxy in accordance with the special rules set forth in Subsection f of this Section 2.
     f. The following special rules shall apply when a conflict is noted in the red folder:
     i. In all cases where PIM manages the pension or other assets of a publicly traded company, and also holds that company’s or an affiliated company’s securities in one or more client portfolios, PIM will have no discretion to vote any portion of the proxy, but will defer to the recommendation(s) of ISS in connection therewith and will vote strictly according to those recommendations.
     ii. The identity of the proponent of a shareholder proposal shall not be given any substantive weight (either positive or negative) and shall not otherwise influence an Analyst’s determination whether a vote for or against a proposal is in the best interests of PIM’s clients.
     iii. If PIM has proxy voting authority for a client who is the proponent of a shareholder proposal and PIM determines that it is in the best interests of its clients to vote against that proposal, a designated member of PIM’s client service team will notify the client-proponent and give that client the option to direct PIM in writing to vote the client’s proxy differently than it is voting the proxies of its other clients.
     iv. If the proponent of a shareholder proposal is a PIM client whose assets under management with PIM constitute 30% or more of PIM’s total assets under management, and PIM has determined that it is in the best interests of its clients to vote for that proposal, PIM will disclose its intention to vote for such proposal to each additional client who also holds the securities of the company soliciting the vote on such proposal and for whom PIM has authority to vote proxies. If a client does not object to the vote within 3 business days of delivery of such disclosure, PIM will be free to vote such client’s proxy as stated in such disclosure.
     v. In all cases where PIM manages assets of an individual client and that client is a corporate director, or candidate for a corporate directorship of a public company whose securities are in one or more client portfolios, PIM will have no discretion to vote any portion of the proxy, but will defer to the recommendation(s) of ISS in connection therewith and will vote strictly according to those recommendations.
     vi. In all cases where a PIM officer, director or employee, or an immediate family member thereof is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios, PIM will have no discretion to vote any portion of the proxy, but will defer to the recommendation(s) of ISS in connection therewith and will vote strictly according to those recommendations.
          Notwithstanding any of the above special rules to the contrary, in the extraordinary event that it is determined by unanimous vote of the Director of Research, the Chief Executive Officer, and the Research Analyst covering a particular company that the ISS recommendation on a particular proposal to be voted is materially adverse to the best interests of the clients, then in that event, the following alternative conflict resolution procedures will be followed:
          A designated member of PIM’s client service team will notify each client who holds the securities of the company soliciting the vote on such proposal and for whom PIM has authority to vote proxies, and disclose all of the facts pertaining to the vote (including, PIM’s conflict of interest, the ISS recommendation, and PIM’s recommendation). The client then will be asked to direct PIM how to vote on the issue. If a client does not give any direction to PIM within 3 business days of delivery of such disclosure, PIM will be free to vote such client’s proxy in the manner it deems to be in the best interest of the client.
          When PIM’s conflicts resolution policies call for PIM to defer to ISS recommendations, PIM will make a case-by-case evaluation of whether this deferral is consistent with its fiduciary obligations by inquiring about and asking for representations from ISS on any potential conflicts it has or may have with respect to the specific vote. PIM will do this by making an email inquiry to disclosure@isspolicy.com. PIM will not do this, however, when this Proxy Policy permits PIM to defer to ISS when PIM has to vote a proxy of company shares that PIM accepted as an accommodation to a new client as part of an account funding, but then liquidated shortly thereafter because such securities were not in PIM’s model.
          On an annual basis, the Compliance Department also will review the conflicts policies and Code of Conduct that ISS posts on its website. This review will be conducted in February of each year before the start of proxy voting season.

          3. Vote
          Each proxy that comes to PIM to be voted shall be evaluated on the basis of what is in the best interest of the clients. We deem the best interests of the clients to be that which maximizes shareholder value and yields the best economic results (e.g., higher stock prices, long-term financial health, and stability). In evaluating proxy issues, PIM will rely on ISS to identify and flag factual issues of relevance and importance. We also will use information gathered as a result of the in-depth research and on-going company analyses performed by our investment team in making buy, sell and hold decisions for our client portfolios. This process includes periodic meetings with senior management of portfolio companies. PIM may also consider information from other sources, including the management of a company presenting a proposal, shareholder groups, and other independent proxy research services. Where applicable, PIM also will consider any specific guidelines designated in writing by a client.
          The Research Analyst who is responsible for following the company votes the proxies for that company. If such Research Analyst also beneficially owns shares of the company in his/her personal trading accounts, the Research Analyst must complete a special “Disclosure of Personal Holdings Form” (blank copies of which will be included in each red folder), and the Director of Research must sign off on the Research Analyst’s votes for that company by initialing such special form before it and the vote record sheet are returned to the Proxy Coordinator. It is the responsibility of each Research Analyst to disclose such personal interest and obtain such initials. Any other owner, partner, officer, director, or employee of the firm who has a personal or financial interest in the outcome of the vote is hereby prohibited from attempting to influence the proxy voting decision of PIM personnel responsible for voting client securities.
          Unless a particular proposal or the particular circumstances of a company may otherwise require (in the case of the conflicts identified in Section 2 above) or suggest (in all other cases), proposals generally shall be voted in accordance with the following broad guidelines:
     a. Support management recommendations for the election of directors and appointment of auditors (subject to i below).
     b. Give management the tools to motivate employees through reasonable incentive programs. Within these general parameters, PIM generally will support plans under which 50% or more of the shares awarded to top executives are tied to performance goals. In addition, the following are conditions that would generally cause us to vote against a management incentive arrangement:
          i. With respect to incentive option arrangements:

•	The proposed plan is in excess of 10% of shares, or

•	The company has issued 3% or more of outstanding shares in a single year in the recent past, or

•	The new plan replaces an existing plan before the existing plan’s termination date (i.e., they ran out of authorization) and some other terms of the new plan are likely to be adverse to the maximization of investment returns.

For purposes hereof, the methodology used to calculate the share threshold in (i) above shall be the (sum of A + B) divided by (the sum of A + B + C + D), where:

A = the number of shares reserved under the new plan/amendment
B = the number of shares available under continuing plans
C = granted but unexercised shares under all plans
D = shares outstanding, plus convertible debt, convertible equity, and warrants

     ii. With respect to severance, golden parachute or other incentive compensation arrangements:

•	The proposed arrangement is excessive or not reasonable in light of similar arrangements for other executives in the company or in the company’s industry (based solely on information about those arrangements which may be found in the company’s public disclosures and in ISS reports); or

•	The proposed parachute or severance arrangement is considerably more financially or economically attractive than continued employment. Although PIM will apply a case-by-case analysis of this issue, as a general rule, a proposed severance arrangement which is 3 or more times greater than the affected executive’s then current compensation shall be voted against unless such arrangement has been or will be submitted to a vote of shareholders for ratification; or

•	The triggering mechanism in the proposed arrangement is solely within the recipient’s control (e.g., resignation).

     c. Support facilitation of financings, acquisitions, stock splits, and increases in shares of capital stock that do not discourage acquisition of the company soliciting the proxy.
     d. Vote against shareholder social issue proposals unless specifically required in writing by a client to support a particular social issue or principle.
     e. Support anti-takeover measures that are in the best interest of the shareholders, but oppose poison pills and other anti-takeover measures that entrench management and/or thwart the maximization of investment returns.
     f. Oppose classified boards and any other proposals designed to eliminate or restrict shareholders’ rights.
     g. Oppose proposals requiring super majority votes for business combinations unless the particular proposal or the particular circumstances of the affected company suggest that such a proposal would be in the best interest of the shareholders.
     h. Oppose vague, overly broad, open-ended, or general “other business” proposals for which insufficient detail or explanation is provided or risks or consequences of a vote in favor cannot be ascertained.
     i. Make sure management is complying with current requirements of the NYSE, NASDAQ and Sarbanes-Oxley Act of 2002 focusing on auditor independence and improved board and committee representation. Within these general parameters, the opinions and recommendations of ISS will be thoroughly evaluated and the following guidelines will be considered:

•	PIM generally will vote against auditors and withhold votes from Audit Committee members if Non-audit (“other”) fees are greater than the sum of audit fees + audit-related fees + permissible tax fees.

In applying the above fee formula, PIM will use the following definitions:

–	Audit fees shall mean fees for statutory audits, comfort letters, attest services, consents, and review of filings with SEC

–	Audit-related fees shall mean fees for employee benefit plan audits, due diligence related to M&A, audits in connection with acquisitions, internal control reviews, consultation on financial accounting and reporting standards

–	Tax fees shall mean fees for tax compliance (tax returns, claims for refunds and tax payment planning) and tax consultation and planning (assistance with tax audits and appeals, tax advice relating to M&A, employee benefit plans and requests for rulings or technical advice from taxing authorities)

•	PIM will apply a CASE-BY-CASE approach to shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services), taking into account whether the non-audit fees are excessive (per the formula above) and whether the company has policies and procedures in place to limit non-audit services or otherwise prevent conflicts of interest.

•	PIM generally will evaluate director nominees individually and as a group based on ISS opinions and recommendations as well as our personal assessment of record and reputation, business knowledge and background, shareholder value mindedness, accessibility, corporate governance abilities, time commitment, attention and awareness, independence, and character.

•	PIM generally will withhold votes from any insiders flagged by ISS on audit, compensation or nominating committees, and from any insiders and affiliated outsiders flagged by ISS on boards that are not at least majority independent.

•	PIM will evaluate and vote proposals to separate the Chairman and CEO positions in a company on a case-by-case basis based on ISS opinions and recommendations as well as our personal assessment of the strength of the companies governing structure, the independence of the board and compliance with NYSE and NASDAQ listing requirements.

     j. PIM generally will support re-incorporation proposals that are in the best interests of shareholders and shareholder value.
     k. PIM may abstain from voting a proxy if we conclude that the effect of abstention on our clients’ economic interests or the value of the portfolio holding is indeterminable or insignificant. In addition, if a company imposes a blackout period for purchases and sales of securities after a particular proxy is voted, PIM generally will abstain from voting that proxy.
     It is understood that PIM’s and ISS’s ability to commence voting proxies for new or transferred accounts is dependent upon the actions of custodian’s and banks in updating their records and forwarding proxies. As part of its new account opening process, PIM will send written notice to the Custodians of all clients who have authorized us to vote their proxies and instruct them to direct all such proxies to: ISS/1520/PIM, 2099 Gaither Road, Suite 501, Rockville, Maryland 20850-4045. These instructions will be included in PIM’s standard initial bank letter pack. If ISS has not received any ballots for a new account within 2 to 4 weeks of the account opening, ISS will follow-up with the Custodian. If ISS still has not received any ballots for the account within 6 to 8 weeks of the account opening, they will notify our Proxy Coordinator and Director of Operations and Administration who will work with the client to cause the Custodian to begin forwarding ballots. PIM will not be liable for any action or inaction by any Custodian or bank with respect to proxy ballots and voting.
     Where a new client has funded its account by delivering in a portfolio of securities for PIM to liquidate and the record date to vote a proxy for one of those securities falls on a day when we are temporarily holding the position (because we were still executing or waiting for settlement), we will vote the shares. For these votes only, we will defer to ISS’s recommendations, however, since we will not have first hand knowledge of the companies and cannot devote research time to them.

     Proxies for securities on loan through securities lending programs will generally not be voted. Since PIM’s clients and not PIM control these securities lending decisions, PIM will not be able to recall a security for voting purposes even if the issue is material.
     4. Return Proxies
     The Director of Operations and Administration shall send or cause to be sent (or otherwise communicate) all votes to the company or companies soliciting the proxies within the applicable time period designated for return of such votes. For so long as ISS or a similar third party service provider is handling the mechanics of voting client shares, the Chief Compliance Officer will periodically verify that votes are being sent to the companies. Such verification will be accomplished by selecting random control numbers of proxies solicited during a quarter and calling ADP to check that they received and recorded the vote.
     5. Changing a Vote
     Votes may not be changed once submitted to ISS unless such change is approved in writing by both the Chief Compliance Officer and the Director of Research.
III. Corporate Actions
PIM shall work with the clients’ Custodians regarding pending corporate actions. Corporate action notices received from our portfolio accounting system’s Alert System and/or from one or more Custodians shall be directed to our Operations Administrative Personnel who will check our records to see which client accounts hold the security for which the corporate action is pending. If the corporate action is voluntary and thus requires an affirmative response, such personnel will confirm that we have received a response form for each affected client account before the response date. The Research Analyst covering the Company will then be informed of the action so that he/she can determine if the accounts should participate and what response should be given. The Research Analyst shall consult with the firm’s Director of Research and applicable Portfolio Manager when making this determination. Once determined, the response shall then be communicated back to the Custodians by our Operations Administrative Personnel by fax. On our fax cover letter, we will request a signed confirmation of our instructions from the custodian and ask them to send this page with their signature back to us. We will make follow-up calls to the custodians to get them to return the signed fax, as needed. PIM’s Operations Administrative Personnel also will check the Company’s website for any corporate action processing information it may contain. On the date the action should be processed, the transactions will be booked in our portfolio management system. If the action results in accounts owning fractional shares of a security, those shares will be sold off using the price per whole share found on the website. All faxes, notes and other written materials associated with the corporate action will be kept together in a folder that will be filed with the red proxy files.
PIM shall not have any responsibility to initiate, consider or participate in any bankruptcy, class action or other litigation against or involving any issue of securities held in or formerly held in a client account or to advise or take any action on behalf of a client or former client with respect to any such actions or litigation. PIM will forward to all affected clients and former clients any important class action or other litigation information received by PIM. This will not include any mass mailing requests to act as a lead plaintiff or other general solicitations for information. It will include any proof of claims forms, payment vouchers and other similar items.
IV. Client Disclosures
On July 15, 2003, PIM sent all of its then existing clients a copy of these policies and procedures as amended and restated effective July 1, 2003, as well as a notice on how to obtain information from PIM on how PIM has voted with respect to their securities. In addition, PIM added a summary description of these policies and procedures to Schedule F of Part II of PIM’s ADV, and disclosed in that document how clients may obtain information from PIM on how PIM has voted with respect to their securities. From and after July 15, 2003, PIM will include a copy of these proxy voting policies and procedures, as they may be amended from time to time, in each new account pack sent to prospective clients. It also will update its ADV disclosures regarding these policies and procedures to reflect any material additions or other changes to them, as needed. Such ADV disclosures will include an explanation of how to request copies of these policies and procedures as well as any other disclosures required by Rule 206(4)-6 of the Advisers Act. PIM will provide proxy voting summary reports to clients, on request. With respect to PIM’s mutual fund clients, PIM will provide proxy voting information in such form as needed for them to prepare their Rule 30b1-4 Annual Report on Form N-PX.
V. Recordkeeping
     A. PIM will maintain a list of dedicated proxy contacts for its clients. Each client will be asked to provide the name, email address, telephone number, and post office mailing address of one or more persons who are authorized to receive, give direction under and otherwise act on any notices and disclosures provided by PIM pursuant to Section II.C.2.f of these policies. With respect to ERISA plan clients, PIM shall take all reasonable steps to ensure that the dedicated proxy contact for the ERISA client is a named fiduciary of the plan.
     B. PIM will maintain and/or cause to be maintained by any proxy voting service provider engaged by PIM the following records. Such records will be maintained for a minimum of five years. Records maintained by PIM shall be kept for 2 years at PIM’s principal office and 3 years in offsite storage.

i.	Copies of PIM’s proxy voting policies and procedures, and any amendments thereto.

ii.	Copies of the proxy materials received by PIM for client securities. These may be in the form of the proxy packages received from each Company and/or ISS, or downloaded from EDGAR, or any combination thereof.

iii.	The vote cast for each proposal overall as well as by account.

iv.	Records of any calls or other contacts made regarding specific proxies and the voting thereof.

v.	Records of any reasons for deviations from broad voting guidelines.

vi.	Copies of any document created by PIM that was material to making a decision on how to vote proxies or that memorializes the basis of that decision.

vii.	A record of proxies that were not received, and what actions were taken to obtain them.

viii.	Copies of any written client requests for voting summary reports (including reports to mutual fund clients for whom PIM has proxy voting authority containing information they need to satisfy their annual reporting obligations under Rule 30b-1-4 and to complete Form N-PX) and the correspondence and reports sent to the clients in response to such requests (these shall be kept in the REPORTS folder contained in the client OPS file).

VI. Review of Policies
The proxy voting policies, procedures and guidelines contained herein have been formulated by PIM’s proxy committee. This committee consists of PIM’s Director of Research, Chief Compliance Officer, and at least one Portfolio Manager (who represents the interests of all PIM’s portfolio managers and is responsible for obtaining and expressing their opinions at committee meetings). The committee shall review these policies, procedures and guidelines at least annually, and shall make such changes as they deem appropriate in light of then current trends and developments in corporate governance and related issues, as well as operational issues facing the firm.

SHAY ASSETS MANAGEMENT, INC.
PROXY VOTING POLICY
Basic Policy:
Proxies for client securities will be voted in a way which is most economically beneficial to the client.
Explanation:
In general, the Adviser’s policy is to vote against all anti-takeover provisions and other actions by management that have the effect of diluting shareholders’ interests (economic or voting).
More specifically, we probably vote against the management in the following:
1.	Golden parachute agreements with existing management

2.	Significant increase in stock option bonus plans, management and board compensation

3.	Staggered elections of directors

4.	Different classes of stock
With respect to poison pill amendments, we will vote with management on anti-takeover provisions only after meeting with management and being convinced that the provisions are in the best interest of the stockholders. We will vote with management if staggered boards or poison pills are viewed as improving shareholders’ negotiating position with potential acquirers.
We generally vote with the management on the following issues:
1.	Management’s slate of directors

2.	Shareholder resolutions dealing with socially active causes

3.	Approval of auditors

4.	Fiscal year changes

5.	Annual meeting dates
With respect to potential conflicts of interest (e.g., voting proxies of companies that Shay provides or is currently seeking to provide investment advice to pension plans, etc.), a special internal review by the Investment Adviser’s Executive Committee to determine the vote. After voting, a report will be made to the client, if requested

SUSTAINABLE GROWTH ADVISERS, LP
PROXY VOTING POLICY AND PROCEDURES
Statement of Policy
     Sustainable Growth Advisers, LP (“SGA”) acts as a discretionary investment adviser for various clients and registered mutual Funds. Our authority to vote the proxies of our clients is established by our investment advisory agreement or other written directives. SGA’s proxy voting procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are conducted in the best interest of the clients. The policy and procedures are updated as appropriate to take into account developments in the law, best practices in the industry, and refinements deemed appropriate by SGA. Material conflicts are resolved in the best interest of the clients or in accordance with specific client directives.
     SGA’s policies and procedures are based on the following: legislative materials, studies of corporate governance and other proxy voting issues, analyses of shareholder and management proposals and other materials helpful in studying the issues involved.
     The litmus test of any proposal, whether it is advanced by management or by one or more shareholders, is whether the adoption of the proposal allows the company to carry on its affairs in such a manner that the clients’ best interests will be served. The proxy vote is an asset belonging to the client. SGA votes the proxies to positively influence corporate governance in a manner that, in SGA’s best judgment, enhances shareholder value.
     SGA takes a limited role or declines to take responsibility for voting client proxies under the following circumstances:
1. Responsibility of voting proxies has been assigned to another party in the advisory contract or other written directives. In the case of an ERISA client, the voting right has been retained by a named fiduciary of the plan other than SGA.
2. Once a client account has been terminated with SGA in accordance with the investment advisory agreement, SGA will not vote any proxies received after the termination.
3. Security positions that are completely sold from a clients account between proxy record date and meeting date, SGA will not vote the proxy.
4. Proxies for securities held in an unsupervised portion of the client’s account generally will not be voted.
5. Proxies for securities on loan that must be recalled in order to vote; generally will not be voted.
6. Specialized treatment in voting proxies when directed in the advisory contract or other written directives. These directions to vote proxies may be different from SGA’s policy and procedures.
7. Specialized treatment may be applied to ERISA accounts as SGA’s responsibilities for voting ERISA accounts include: the duty of loyalty, prudence, compliance with the plan, as well as a duty to avoid prohibited transactions.
These policies and procedures are provided to clients upon request, with the provision that they may be updated from time to time. Clients can also obtain information on how proxies were voted.

Procedures
     Designated individuals are assigned the duties of receiving and reviewing proxies. These individuals ensure that proxies are voted only for those clients that have designated this authority to SGA.
     Judgmental issues are reviewed by senior investment professionals to determine if adopting the proposal is in the best interest of our clients. An assessment is made to determine the extent to which there may be a material conflict between the adviser’s interests and those of the client. If conflicts arise, SGA will vote in accordance with its pre-determined policies.
     As part of recordkeeping the following documents are maintained: (1) copy of the policies and procedures; (2) proxy statements received regarding client securities; (3) a record of each vote cast; (4) a copy of any document created by SGA that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) each written client request for proxy voting records and SGA’s written response to any (written or oral) client request for such records. These records are maintained for a period of five years.
Categories of Issues
     It is the policy of SGA to generally vote with management on routine matters affecting the future of the corporation. If we frequently disagree with management, we will generally sell the stock. Occasionally, however when merger proposals or other corporate restructuring are involved, we vote shares we manage based on our best judgment as to what will produce the highest return relative to risk.
     Following are examples of agenda items that SGA generally approves:
Election of Directors: Unless SGA has reason to object to a given director, each director on management’s slate is approved.
Approval of Auditors: SGA generally defers to management in picking a CPA firm and votes for management’s choice.
Directors’ Liability and Indemnification: Since this is a legitimate cost of doing business and important to attracting competent directors, SGA generally approves.
Updating the Corporate Charter: Management periodically asks shareholders to vote for housekeeping updates to its charter and SGA generally approves.
Increase in the Common Share Authorization: As long as the increase is reasonable, SGA generally approves.
Stock Purchase Plans: SGA believes that equity participation plans positively motivate management, directors and employees. Therefore, SGA generally approves stock purchase plans unless we have reason to object.
Stock Option Plans and Stock Participation Plans: If in SGA’s judgment and provided that they are not excessive, these plans are generally approved since they motivate management to enhance shareholder value.

     Following are examples of issues presented for shareholder vote that are generally opposed because their approval is judged not to be in the best interest of the client.
Elimination of Pre-Emptive Rights: Pre-emptive rights have value to the stockholder. They can be sold outright or used to buy additional shares, usually at a significant discount to the stock’s market price. To approve their elimination would mean giving away something of potential value to the client. Elimination of pre-emptive rights also potentially dilutes the shareholders’ proportionate share of current holdings and diminishes shareholder rights or control over management. Therefore, SGA generally opposes their elimination.
Poison Pills: These are usually referred to as Shareholder Rights Plans and are used by management to prevent an unfriendly takeover. Generally, management asks the shareholders to approve a huge increase in authorized common shares often accompanied by the approval of a new issue of preferred stock, the terms of which can be set later by management at the onset of an uninvited bid for the company. SGA generally opposes these and other devices utilized by corporate management to elude acquirers, raiders or other legitimate offers unless it views such devices as likely to increase shareholder value in the future and not just entrench management.
Proposals to Establish Staggered Boards: Since staggered election dates of board members impede hostile acquisitions and serve to entrench current management, they are not in the best interest of the shareholder and are generally opposed. It is SGA’s judgment that uninvited bids for the company’s stock should not be discouraged. They are usually at a substantial premium over the existing market price, so they can be very profitable to the shareholder. It is better that management have a threat of an unwanted bid to give them the incentive to manage the company for the enhancement of shareholder value.
New Classes of Shares Having Different Voting Rights: These are not in the client’s best interest because they are contrary to the principle of “one share one vote” and could dilute the current stockholders’ control.
Shareholders Proposals That Offer No Specific Economic Benefit to the Client: When social issues are proposed by one or more shareholders, SGA evaluates them to determine if their approval will be of economic benefit to the client or whether their adoption will result in additional cost to the company and/or impede its ability to do business. If the proposal offers no economic benefit, it is generally opposed.
Conflicts of Interest
     SGA’s proxy voting policies and procedures are designed to ensure that proxies are properly voted, material conflicts are avoided, and fiduciary obligations are fulfilled.
     SGA personnel may be nominated to serve on the board of directors of a portfolio company. In these cases, the SGA employee serving as director must balance his or her duty owed to SGA’s clients with his or her duty owed to all of the shareholders of the Company. The SGA Proxy Committee (the “Committee”) will make decision on how to vote the proxies of a portfolio company where an SGA employee serves as director on the board. The Committee presently consists of the three principals of SGA. Any investment professional serving on the committee shall not have primary responsibility for SGA’s relationship with the applicable portfolio company.
There may be occasions (although SGA anticipates they would be rare) where the proxy guidelines or policies of one of the managed accounts may conflict with SGA’s general guidelines or with the guidelines or policies of another managed account. In such a case, it is SGA’s policy to attempt to comply with each of the different client policies so long as, in doing so, SGA continues to comply with ERISA and any other applicable law, regulation and policy. In order to achieve compliance with differing guidelines or policies, it may be necessary to vote the proxies on a proportionate basis (based on number of shares held). If there is to be a departure from a client’s proxy voting policy or guidelines, a Principal of SGA will contact the designated representative at the client to address and resolve the situation as appropriated.

     To obtain information on how Sustainable Growth Advisers, LP has voted proxies, you may contact us at:
Sustainable Growth Advisers, LP
301 Tresser Boulevard, Suite 1310
Stamford, CT 06901
By phone: (203) 348-4742
By fax: (203) 348-4732
E-mail: mgreve@sgadvisers.com

FINANCIAL STATEMENTS
The financial statements listed below are included in the Funds’ 2007 Annual Report to Shareholders for the year ended December 31, 2007; (filed electronically on February 29, 2008, accession number 0000101521-08-000112) and are included in and incorporated by reference into Part B of this Registration Statement for John Hancock Capital Series (file nos. 2-29502 and 811-1677).
John Hancock Capital Series
John Hancock Classic Value Fund
John Hancock Classic Value Fund II
John Hancock Core Equity Fund
John Hancock International Classic Value Fund
John Hancock Large Cap Select Fund
John Hancock U.S. Global Leaders Growth Fund
Statements of Assets and Liabilities as of December 31, 2007.
Statements of Operations for the year ended of December 31, 2007.
Statements of Changes in Net Asset for the period ended December 31, 2007.
Financial Highlights for the period ended December 31, 2007.
Schedules of Investments as of December 31, 2007.
Notes to Financial Statements.
Reports of Independent Registered Public Accounting Firm

F-1

JOHN HANCOCK CAPITAL SERIES
PART C
OTHER INFORMATION
Item 23. Exhibits:
The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.
Item 24. Persons Controlled by or under Common Control with Registrant.
No person is directly or indirectly controlled by or under common control with Registrant.
Item 25. Indemnification.
Indemnification provisions relating to the Registrant’s Trustees, officers, employees and agents is set forth in Article IV of the Registrant’s Declaration of Trust included as Exhibit 1 herein.
Under Section 12 of the Distribution Agreement, John Hancock Funds, LLC (“John Hancock Funds”) has agreed to indemnify the Registrant and its Trustees, officers and controlling persons against claims arising out of certain acts and statements of John Hancock Funds.
Section 9(a) of the By-Laws of John Hancock Life Insurance Company (“the Insurance Company”) provides, in effect, that the Insurance Company will, subject to limitations of law, indemnify each present and former director, officer and employee of the Insurance Company who serves as a Trustee or officer of the Registrant at the direction or request of the Insurance Company against litigation expenses and liabilities incurred while acting as such, except that such indemnification does not cover any expense or liability incurred or imposed in connection with any matter as to which such person shall be finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Insurance Company. In addition, no such person will be indemnified by the Insurance Company in respect of any final adjudication unless such settlement shall have been approved as in the best interests of the Insurance Company either by vote of the Board of Directors at a meeting composed of directors who have no interest in the outcome of such vote, or by vote of the policyholders. The Insurance Company may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an undertaking by the person indemnified to repay such payment if he should be determined not to be entitled to indemnification.
Article V of the Limited Liability Company Agreement of John Hancock Advisers, LLC (“the Adviser”) provide as follows:
“Section 5.06. Indemnity.”
1.01 Indemnification and Exculpation.
(a) No Indemnitee, and no shareholder, director, officer, member, manager, partner, agent, representative, employee or Affiliate of an Indemnitee, shall have any liability to the Company or to any Member for any loss suffered by the Company (or the Corporation) which arises out of any action or inaction by such Indemnitee with respect to the Company (or the Corporation) if such Indemnitee so acted or omitted to act (i) in the good faith (A) belief that such course of conduct was in, or was not opposed to, the best interests of the Company (or the Corporation), or (B) reliance on the provisions of this Agreement, and (ii) such course of conduct did not constitute gross negligence or willful misconduct of such Indemnitee.
(b) The Company shall, to the fullest extent permitted by applicable law, indemnify each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was, or has agreed to become, a Director or

Officer, or is or was serving, or has agreed to serve, at the request of the Company (or previously at the request of the Corporation), as a director, officer, manager or trustee of, or in a similar capacity with, another corporation, partnership, limited liability company, joint venture, trust or other enterprise (including any employee benefit plan) (all such persons being referred to hereafter as an “Indemnitee”), or by reason of any action alleged to have been taken or omitted in such capacity, against all expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by or on behalf of an Indemnitee in connection with such action, suit or proceeding and any appeal therefrom.
(c) As a condition precedent to his right to be indemnified, the Indemnitee must notify the Company in writing as soon as practicable of any action, suit, proceeding or investigation involving him for which indemnity hereunder will or could be sought. With respect to any action, suit, proceeding or investigation of which the Company is so notified, the Company will be entitled to participate therein at its own expense and/or to assume the defense thereof at its own expense, with legal counsel reasonably acceptable to the Indemnitee.
(d) In the event that the Company does not assume the defense of any action, suit, proceeding or investigation of which the Company receives notice under this Section 5.06, the Company shall pay in advance of the final disposition of such matter any expenses (including attorneys’ fees) incurred by an Indemnitee in defending a civil or criminal action, suit, proceeding or investigation or any appeal therefrom; provided, however, that the payment of such expenses incurred by an Indemnitee in advance of the final disposition of such matter shall be made only upon receipt of an undertaking by or on behalf of the Indemnitee to repay all amounts so advanced in the event that it shall ultimately be determined that the Indemnitee is not entitled to be indemnified by the Company as authorized in this Section 5.06, which undertaking shall be accepted without reference to the financial ability of the Indemnitee to make such repayment; and further provided that no such advancement of expenses shall be made if it is determined that (i) the Indemnitee did not act in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interests of the Company, or (ii) with respect to any criminal action or proceeding, the Indemnitee had reasonable cause to believe his conduct was unlawful.
(e) The Company shall not indemnify an Indemnitee seeking indemnification in connection with a proceeding (or part thereof) initiated by such Indemnitee unless the initiation thereof was approved by the Board of Directors. In addition, the Company shall not indemnify an Indemnitee to the extent such Indemnitee is reimbursed from the proceeds of insurance, and in the event the Company makes any indemnification payments to an Indemnitee and such Indemnitee is subsequently reimbursed from the proceeds of insurance, such Indemnitee shall promptly refund such indemnification payments to the Company to the extent of such insurance reimbursement.
(f) All determinations hereunder as to the entitlement of an Indemnitee to indemnification or advancement of expenses shall be made in each instance by (a) a majority vote of the Directors consisting of persons who are not at that time parties to the action, suit or proceeding in question (“Disinterested Directors”), whether or not a quorum, (b) a majority vote of a quorum of the outstanding Common Shares, which quorum shall consist of Members who are not at that time parties to the action, suit or proceeding in question, (c) independent legal counsel (who may, to the extent permitted by law, be regular legal counsel to the Company), or (d) a court of competent jurisdiction.
(g) The indemnification rights provided in this Section 5.06 (i) shall not be deemed exclusive of any other rights to which an Indemnitee may be entitled under any law, agreement or vote of Members or Disinterested Directors or otherwise, and (ii) shall inure to the benefit of the heirs, executors and administrators of the Indemnitees. The Company may, to the extent authorized from time to time by its Board of Directors, grant indemnification rights to other employees or agents of the Company or other persons serving the Company and such rights may be equivalent to, or greater or less than, those set forth in this Section 5.06. Any indemnification to be provided hereunder may be provided although the person to be indemnified is no longer a Director or Officer.
Item 26. Business and Other Connections of Investment Advisers.
See “Fund Details” in the Prospectuses and “Investment Advisory and Other Services” in the Statement of Additional Information for information regarding the business of the Adviser and the Subadviser. For information as to the business, profession, vocation or employment of a substantial nature of each director, officer or partner of the Adviser and the Subadviser, reference is made to the respective Form ADV, as amended, (801-8124) filed under the Investment Advisers Act of 1940, each of which is incorporated herein by reference.

Item 27. Principal Underwriters.
(a) John Hancock Funds acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Bond Trust, John Hancock Current Interest, John Hancock Series Trust, John Hancock Municipal Securities Trust, John Hancock California Tax-Free Income Fund, John Hancock Capital Series, John Hancock Sovereign Bond Fund, John Hancock Tax-Exempt Series, John Hancock Strategic Series, John Hancock World Fund, John Hancock Investment Trust, John Hancock Institutional Series Trust, John Hancock Investment Trust II, John Hancock Equity Trust, John Hancock Investment Trust III, John Hancock Funds II and John Hancock Funds III.
(b) The following table lists, for each director and officer of John Hancock Funds, LLC, the information indicated.

Name and Principal	Positions and Offices	Positions and Offices
Business Address	with Underwriter	with Registrant
James R. Boyle 601 Congress Street Boston, Massachusetts	Chairman and Director	Trustee

Keith F. Hartstein 601 Congress Street Boston, Massachusetts	Director, President and Chief Executive Officer	President and Chief Executive Officer

John G. Vrysen 601 Congress Street Boston, Massachusetts	Director, Executive Vice President and Chief Operating Officer	Executive Vice President and Chief Operating Officer

Charles A. Rizzo 601 Congress Street Boston, Massachusetts	None	Chief Financial Officer

Arthur E. Creel 601 Congress Street Boston, Massachusetts	Senior Vice President	None

Bruce R. Speca 601 Congress Street Boston, Massachusetts	None	Senior Vice President, Investments

Andrew G. Arnott 601 Congress St. Boston, Massachusetts	Senior Vice President	Vice President

Carey Hoch 601 Congress Boston, Massachusetts	Senior Vice President	None

Robert M. Boyda 601 Congress St. Boston, Massachusetts	None	Senior Vice President, Investments

Name and Principal	Positions and Offices	Positions and Offices
Business Address	with Underwriter	with Registrant
John J. Danello 601 Congress Street Boston, Massachusetts	Vice President and Chief Legal Officer	Vice President, Law

Steven E. Medina 601 Congress Street Boston, Massachusetts	None	Vice President, Investments

Thomas M. Kinzler 601 Congress Street Boston, Massachusetts	Secretary	Secretary and Chief Legal Officer

Jeffrey H. Long 601 Congress St. Boston, Massachusetts	Chief Financial Officer	None

Howard Cronson 601 Congress Street Boston, Massachusetts	Vice President and Assistant Treasurer	None

Peter Levitt 200 Bloor Street Toronto, Ontario	Treasurer	None

Gordon M. Shone 601 Congress Street. Boston, Massachusetts	None	Treasurer

Michael J. Mahoney 601 Congress Street Boston, Massachusetts	Chief Compliance Officer	None

Frank V. Knox 601 Congress Street Boston, Massachusetts	None	Chief Compliance Officer
(c) None.
Item 28. Location of Accounts and Records
The Registrant maintains the records required to be maintained by it under Rules 31a-1 (a), 31a-a(b), and 31a-2(a) under the Investment Company Act of 1940 as its principal executive offices at 601 Congress Street, Boston Massachusetts 02210-2805 and by MFC Global Investment Management (U.S.), LLC (formerly known as Sovereign Asset Management LLC) at its principal executive offices at 101 Huntington Avenue, Boston, MA 02199. Certain records, including records relating to Registrant’s shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant’s Transfer Agent and Custodian.
Item 29. Management Services
Not applicable.
Item 30. Undertakings
(a) Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 25th day of April, 2008.

JOHN HANCOCK CAPITAL SERIES

By: * Keith F. Hartstein
President and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, the Registration has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

* Keith F. Hartstein	President and Chief Executive Officer

* John G. Vrysen	Executive Vice President and Chief Operating Officer

/s/ Gordon M. Shone Gordon M. Shone	Treasurer (Chief Accounting Officer)	April 25, 2008

* James R. Boyle	Trustee

* James F. Carlin	Chairman and Trustee

* William H. Cunningham	Trustee

* Charles L. Ladner	Trustee

* John A. Moore	Trustee

Signature	Title	Date

* Patti McGill Peterson	Trustee

* Steven R. Pruchansky	Trustee

*By:	/s/Alfred P. Ouellette Alfred P. Ouellette	April 25, 2008
Attorney-in-Fact, under
Power of Attorney dated
September 11, 2007
C-5

OPEN END FUNDS:	1933 Act Number	1940 Act Number
John Hancock Bond Trust	2-66906	811-3006
John Hancock California Tax-Free Income Fund	33-31675	811-5979
John Hancock Capital Series	2-29502	811-1677
John Hancock Current Interest	2-50931	811-2485
John Hancock Equity Trust	2-92548	811-4079
John Hancock Institutional Series Trust	33-86102	811-8852
John Hancock Investment Trust	2-10156	811-0560
John Hancock Investment Trust II	2-90305	811-3999
John Hancock Investment Trust III	33-4559	811-4630
John Hancock Municipal Securities Trust	33-32246	811-5968
John Hancock Series Trust	2-75807	811-3392
John Hancock Sovereign Bond Fund	2-48925	811-2402
John Hancock Strategic Series	33-5186	811-4651
John Hancock Tax-Exempt Series Trust	33-12947	811-5079
John Hancock World Fund	33-10722	811-4932

CLOSED END FUND	1933 Act Number	1940 Act Number
John Hancock Bank and Thrift Opportunity Fund	—	811-8568
John Hancock Income Securities	—	811-4186
John Hancock Investors Trust	—	811-4173
John Hancock Patriot Premium Dividend Fund II	—	811-05908
John Hancock Patriot Select Dividend Trust	—	811-06107
John Hancock Preferred Income Fund	333-100531	811-21131
John Hancock Preferred Income Fund II	333-101956	811-21202
John Hancock Preferred Income Fund III	333-102734	811-21287
John Hancock Tax-Advantaged Dividend Income Fund	333-108102	811-21416
POWER OF ATTORNEY
     The undersigned Trustees or officers of each of the above listed Trusts, each a Massachusetts business trust, does hereby severally constitute and appoint THOMAS M. KINZLER, BETSY ANNE SEEL, DAVID D. BARR, GEORGE M. BOYD and ALFRED P. OUELLETTE, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A to be filed by the Trust under the Investment Company Act of 1940, as amended (the “1940 Act”), and under the Securities Act of 1933, as amended (the “1933 Act”), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

     IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 11th day of September, 2007.

/s/ James R. Boyle	/s/ John A. Moore

James R. Boyle, as Trustee	John A. Moore, as Trustee

/s/ James F. Carlin	/s/ Patti McGill Peterson

James F. Carlin, as Trustee	Patti McGill Peterson, as Trustee

/s/ William H. Cunningham	/s/ Steven R. Pruchansky

William H. Cunningham, as Trustee	Steven R. Pruchansky, as Trustee

/s/ Ronald R. Dion	/s/ Charles A. Rizzo

Ronald R. Dion, as Chairman and Trustee	Charles A. Rizzo, as Chief Financial Officer

/s/ Keith F. Hartstein	/s/ John G. Vrysen

Keith F. Hartstein, as President and Chief Executive Officer	John G. Vrysen, as Chief Operating Officer

/s/ Charles L. Ladner Charles L. Ladner, as Trustee

JOHN HANCOCK CAPITAL SERIES
(File no. 2-29502)
INDEX TO EXHIBITS

99.(a)	Articles of Incorporation. Amended and Restated Declaration of Trust dated March 8, 2005 — previously filed as exhibit 99.(a) to post-effective amendment number 73 filed on May 2, 2005, accession number 0001010521-05-000150.

99.(a).1	Amendment of Section 5.11 and Establishment and Designation of Class A, Class B, Class C and Class I Shares of Beneficial Interest of John Hancock International Classic Value Fund dated December 6, 2005 — previously filed as exhibit 99.(a).2 to post-effective amendment number 75 filed on December 14, 2005, accession number 0001010521-05-000513.

99.(a).2	Amendment of Section 5.11 and Establishment and Designation of Class A, Class B, Class C, Class I, Class R and Class NAV Shares of Beneficial Interest of John Hancock Classic Value Fund II dated June 6, 2006 — previously filed as exhibit 99.(a) to post-effective amendment number 78 filed on December 22, 2006, accession number 0001010521-06-000978.

99.(a).3	Amendment of Section 5.11 and Establishment and Designation of Class NAV Shares of Beneficial Interest of John Hancock International Classic Value dated September 18, 2006 — previously filed as exhibit 99.(a).4 to post-effective amendment number 78 filed on December 22, 2006, accession number 0001010521-06-000978.

99.(a).4	Amendment of Section 5.11 regarding change of address of Registrant’s principal place of business, dated July 1, 2005 — previously filed as exhibit 99.(a).5 to post-effective amendment number 79 filed on April 25, 2007, accession number 0001010521-07-000350.

99.(a).5	Amendment of Section 5.11 and Redesignation of Class R Shares of Beneficial Interest of John Hancock Capital Series as Class R1 Shares, dated February 12, 2007 — previously filed as exhibit 99.(a).6 to post-effective amendment number 79 filed on April 25, 2007, accession number 0001010521-07-000350.

99.(a).6	Amendment of Section 5.11 and Abolishment of John Hancock Allocation Core Portfolio and John Hancock Growth+Value Portfolio of the Registrant effective September 28, 2007 — FILED HEREWITH.

99.(b)	By-Laws. Amended and Restated By-Laws dated March 8, 2005 — previously filed as exhibit 99.(b) to post-effective amendment number 73 filed on May 2, 2005, accession number 0001010521-05-000150.

99.(c)	Instruments Defining Rights of Security Holders. See Exhibit 99.(a) and 99.(b).

99.(d)	Investment Advisory Contracts. Advisory Agreement between John Hancock Core Equity (Independence Equity Fund) and John Hancock Advisers, Inc. dated August 30, 1996 — previously filed as exhibit 99.(d) to post-effective amendment number 52 on February 2, 1999 accession number 0001010521-99-000135.

99.(d).1	Sub-Investment Management Contract between John Hancock Advisers, LLC and Independence Investments, LLC on behalf of John Hancock Core Equity Fund dated July 14, 2006 — FILED HEREWITH.

99.(d).2	Investment Management Contract between John Hancock U.S. Global Leaders Growth Fund and John Hancock Advisers, LLC dated May 13, 2002 — previously filed as exhibit 99.(d).2 to post-effective amendment number 61 on April 3, 2002, accession number 0001010521-02-000150.

99.(d).3	Investment Management Contract between John Hancock Capital Series on behalf of John Hancock Classic Value Fund and John Hancock Advisers, LLC dated November 8, 2002 — previously filed as exhibit 99.(d).4 to post-effective amendment number 64 on February 28, 2003, accession number 0001010521-03-000101.

99.(d).4	Sub-Investment Management Contract between John Hancock Capital Series on behalf of John Hancock Classic Value Fund, John Hancock Advisers, LLC and Pzena Investment Management, LLC dated November 8, 2003 — previously filed as exhibit 99.(d).5 to post-effective amendment number 64 on February 28, 2003, accession number 0001010521-03-000101.

99.(d).5	Investment Management Contract between John Hancock Capital Series on behalf of John Hancock Large Cap Select Fund and John Hancock Advisers, LLC dated August 25, 2003 — previously filed as exhibit 99.(d).6 to post-effective amendment number 67 on August 5, 2003, accession number 0001010521-03-000255.

99.(d).6	Sub-Investment Management Contract between John Hancock Capital Series on behalf of John Hancock Large Cap Select Fund, John Hancock Advisers, LLC and Shay Assets Management, Inc. dated August 25, 2003 — previously filed as exhibit 99.(d).7 to post-effective amendment number 67 on August 5, 2003, accession number 0001010521-03-000255.

99.(d).7	Sub-Investment Management Contract between John Hancock Capital Series on behalf of John Hancock U.S. Global Leaders Growth Fund, John Hancock Advisers, LLC and Sustainable Growth Advisers, L.P. dated February 16, 2004 — previously filed as exhibit 99.(d).8 to post-effective amendment number 71 on March 1, 2004, accession number 0001010521-04-000070.

99.(d).8	Amendment to Sub-Investment Management Contract between John Hancock Capital Series on behalf of John Hancock Classic Value Fund, John Hancock Advisers, LLC and Pzena Investment Management, LLC dated March 31, 2005 — previously filed as exhibit 99.(d).9 to post-effective amendment number 73 filed on May 2, 2005, accession number 0001010521-05-000150.

99.(d).9	Amendment to Investment Management Contract between John Hancock Capital Series, on behalf of John Hancock Classic Value Fund, and John Hancock Advisers, LLC, effective July 1, 2005 — previously filed as exhibit 99.(d).10 to post-effective amendment number 75 filed on December 1,, 2005, accession number 0001010521-05-000513.

99.(d).10	Amendment to Investment Management Contract between John Hancock Capital Series on behalf of John Hancock Large Cap Select Fund and John Hancock Advisers, LLC, effective July 1, 2005 — FILED HEREWITH.

99.(d).11	Investment Management Contract between John Hancock Capital Series on behalf of John Hancock International Classic Value Fund and John Hancock Advisers, LLC dated February 28, 2006 — previously filed as exhibit 99.(d).13 to post-effective amendment number 77 filed on May 15, 2006, accession number 0001010521-06-000392.

99.(d).12	Sub-Investment Management Contract between John Hancock Capital Series on behalf of John Hancock International Classic Value Fund, John Hancock Advisers, LLC and Pzena Investment Management, LLC dated February 28, 2006 — previously filed as exhibit 99.(d).14 to post-effective amendment number 77 filed on May 15, 2006, accession number 0001010521-06-000392.

99.(d).13	Investment Management Contract between John Hancock Capital Series, on behalf of John Hancock Classic Value II Fund, John Hancock Advisers, LLC and Pzena Investment Management, LLC dated July 1, 2006 — previously filed as exhibit 99.(d).15 to post-effective amendment number 78 filed on December 22, 2006, accession number 0001010521-06-000978.

99.(d).14	Amendment to Investment Management Contract between John Hancock Capital Series, on behalf of John Hancock Classic Value Fund and John Hancock Advisers, LLC, dated July 1, 2006 — previously filed as exhibit 99.(d).16 to post-effective amendment number 79 filed on April 25, 2007, accession number 0001010521-07-000350.

99.(d).15	Sub-Investment Management Contract between John Hancock Capital Series, on behalf of John hancock Classic Value Fund II, John Hancock Advisers, LLC and Pzena Investment Management, LLC dated July 1, 2006 -FILED HEREWITH.

99.(d).16	Amendment to Sub-Investment Management Contract between John Hancock Capital Series, on behalf of John Hancock Classic Value II Fund, John Hancock Advisers, LLC and Pzena Investment Management, LLC dated September 21, 2006 — previously filed as exhibit 99.(d).17 to post-effective amendment number 79 filed on April 25, 2007, accession number 0001010521-07-000350.

99.(d).17	Amendment to Investment Management Contract between John Hancock Capital Series, on behalf of John Hancock International Classic Value Fund and John Hancock Advisers, LLC effective July 1, 2007 -FILED HEREWITH.

99.(d).18	Amendment to Sub-Investment Management Contract between John Hancock Capital Series, on behalf of John Hancock Core Equity Fund, John Hancock Advisers, LLC and Independence Investment, LLC effective July 1, 2007 -FILED HEREWITH.

99.(d).19	Amendment to Sub-Investment Management Contract between John Hancock Capital Series, on behalf of John Hancock Classic Value Fund, John Hancock Advisers, LLC and Pzena Investment Management, LLC effective April 1, 2008 -FILED HEREWITH.

99.(e)	Underwriting Contracts. Distribution Agreement between John Hancock Funds, Inc. (formerly named John Hancock Broker Distribution Services, Inc.) and the Registrant dated August 1, 1991 - previously filed as exhibit 99.(e) with post-effective amendment number 44 on April 26, 1995, accession number 0000950146-95-000180.

99.(e).1	Amendment No. 1 to Distribution Agreement with Registrant and John Hancock Broker Distribution Services, Inc. dated October 1, 1993 — previously filed as exhibit 99.(e).1 with post-effective amendment number 44 on April 26, 1995, accession number 0000950146-95-000180.

99.(e).2	Form of Soliciting Dealer Agreement between John Hancock Funds, LLC and Selected Dealers — previously filed as exhibit 99.(e).2 to post-effective amendment number 73 filed on May 2, 2005, accession number 0001010521-05-000150.

99.(e).3	Form of Financial Institution Sales and Service Agreement between John Hancock Funds, Inc. and the John Hancock funds — previously filed as exhibit 99.(e).3 with post-effective amendment number 44 on April 26, 1995, accession number 0000950146-95-000180.

99.(e).4	Amendment to Distribution Agreement between Registrant and John Hancock Funds, Inc. dated August 30, 1996 — previously filed as exhibit 99.(e).4 with post-effective amendment number 48 on February 27, 1997, accession number 0001010521-97-000229.

99.(e).5	Amendment to Distribution Agreement of August 1, 1991 with Registrant and John Hancock Funds, LLC established a new series of its shares named John Hancock U.S. Global Leaders Growth Fund and retains John Hancock Funds as principal underwriter under the Declaration Agreement effective May 13, 2002 — previously filed as exhibit 99.(e).5 with post-effective amendment number 61 on April 3, 2002, accession number 0001010521-02-000150.

99.(e).6	Amendment to Distribution Agreement of August 1, 1991 with Registrant and John Hancock Funds, LLC established a new series of its shares named John Hancock Classic Value Fund and retains John Hancock Funds as principal underwriter under the Declaration Agreement effective November 8, 2002 — previously filed as exhibit 99.(e).6 to post-effective amendment number 64 on February 28, 2003, accession number 0001010521-03-000101.

99.(e).7	Amendment to Distribution Agreement of August 1, 1991 with Registrant and John Hancock Funds, LLC established a new series of its shares named John Hancock Large Cap Select Fund and retains John Hancock Funds as principal underwriter under the Declaration Agreement effective August 5, 2003 — previously filed as exhibit 99.(e).7 to post-effective amendment number 67 on August 5, 2003, accession number 0001010521-03-000255.

99.(e).8	Amendment to Distribution Agreement of August 1, 1991 with Registrant and John Hancock Funds, LLC established a new series of its shares named John Hancock Allocation Growth + Value Fund and retains John Hancock Funds as principal underwriter under the Declaration Agreement effective September 19, 2005 — previously filed as exhibit 99.(e).8 to post-effective amendment number 75 filed on December 14, 2005, accession number 0001010521-05-000513.

99.(e).9	Amendment to Distribution Agreement of August 1, 1991 with Registrant and John Hancock Funds, LLC established a new series of its shares named John Hancock Allocation Core Fund and retains John Hancock Funds as principal underwriter under the Declaration Agreement effective September 19, 2005 — previously filed as exhibit 99.(e).9 to post-effective amendment number 75 filed on December 14, 2005, accession number 0001010521-05-000513.

99.(e).10	Amendment to Distribution Agreement of August 1, 1991 with Registrant and John Hancock Funds, LLC established a new series of its shares named John Hancock International Classic Value Fund and retains John Hancock Funds as principal underwriter under the Declaration Agreement effective February 28, 2006 — previously filed as exhibit 99.(e).10 to post-effective amendment number 77 filed on May 15, 2006, accession number 0001010521-06-000392.

99.(e).11	Form of the Amendment to John Hancock Funds, LLC Selling Agreement — previously filed as exhibit 99.(3).11 to post-effective amendment number 76 filed on March 1, 2006, accession number 0001010521-06-000156.

99.(e).12	Amendment to Distribution Agreement of August 1, 1991 with Registrant and John Hancock Funds, LLC established a new series of its shares named John Hancock Classic Value II Fund and retains John Hancock Funds as principal underwriter under the Declaration Agreement effective July 1, 2006 — previously filed as exhibit 99.(e).12 to post-effective amendment number 78 filed on December 22, 2006, accession number 0001010521-06-000978.

99.(f)	Bonus or Profit Sharing Contracts. Not Applicable.

99.(g)	Custodian Agreements. Custody Agreement between John Hancock Mutual Funds and Bank of New York dated September 10, 2001 — previously filed as exhibit 99.(g). to post-effective amendment number 58 filed on December 22, 2001, accession number 0001010521-01-000304.

99.(g).1	Amendment to Custody Agreement (Schedule II) — previously filed as exhibit 99.(g).1 to post-effective amendment number 67 filed on August 5, 2003, accession number 0001010521-03-000255.

99.(g).2	Amendment to Custody Agreement (International Classic Value) dated February 28, 2006 — previously filed as exhibit 99.(g).3 to post-effective amendment number 77 filed on May 15, 2006, accession number 0001010521-06-000392.

99.(g).3	Amendment to Custody Agreement (Classic Value II) dated July 1, 2006 — previously filed as exhibit 99.(g).4 to post-effective amendment number 78 filed on December 22, 2006, accession number 0001010521-06-000978.

99.(h)	Other Material Contracts. Master Transfer Agency and Service Agreement between the John Hancock funds and John Hancock Signature Services, Inc. dated June 1, 2007 — FILED HEREWITH.

99.(h).1	Accounting and Legal Services Agreement between John Hancock Advisers, Inc. and Registrant as of January 1, 1996— previously filed as exhibit 99.(h).1 to post-effective amendment number 46 filed on June 14, 1996, accession number 0001010521-96-000095.

99.(h).2	Amendment to Accounting and Legal Services Agreement between John Hancock Advisers, Inc. and Registrant as of April 1, 2005 — previously filed as exhibit 99.(h).9 to post-effective amendment number 77 filed on May 15, 2006, accession number 0001010521-06-000392.

99.(i)	Legal Opinion. FILED HEREWITH.

99.(j)	Other Opinions. Auditor Consent. FILED HEREWITH.

99.(k)	Omitted Financial Statements. Not Applicable.

99.(l)	Initial Capital Agreements. Not Applicable.

99.(m)	Rule 12b-1 Plans. Class A and Class B Distribution Plan between John Hancock Core Equity Fund and John Hancock Funds, Inc. dated August 30, 1996 — previously filed as exhibit 99.(m) with post-effective amendment number 48 on February 27, 1997, accession number 0001010521-97-000229.

99.(m).1	Class C Distribution Plan between John Hancock Core Equity Fund and John Hancock Funds, Inc. dated May 1, 1998 — previously filed as exhibit 99.(m).1 to post-effective amendment number 52 on February 2, 1999 accession number 0001010521-99-000135.

99.(m).2	Class A, Class B and Class C Distribution Plan between John Hancock U.S. Global Leaders Growth Fund and John Hancock Funds, LLC dated May 13, 2002 — previously filed as exhibit 99.(m).2 to post-effective amendment number 61 on April 3, 2002, accession number 0001010521-02-000150.

99.(m).3	Class A, Class B and Class C Distribution Plan between John Hancock Classic Value Fund and John Hancock Funds, LLC dated November 8, 2002 — previously filed as exhibit 99.(m).3 to post-effective amendment number 64 on February 28, 2003, accession number 0001010521-03-000101.

99.(m).4	Class A, Class B and Class C Distribution Plan between John Hancock Large Cap Select Fund and John Hancock Funds, LLC dated August 25, 2003 — previously filed as exhibit 99.(m).4 to post-effective amendment number 67 on August 5, 2003, accession number 0001010521-03-000255.

99.(m).5	Class R Shares Distribution Plan between John Hancock Classic Value Fund and John Hancock Funds, LLC dated August 1, 2003 — previously filed as exhibit 99.(m).5 to post-effective amendment number 67 on August 5, 2003, accession number 0001010521-03-000255.

99.(m).6	Class R Shares Distribution Plan between John Hancock U.S. Global Leaders Growth Fund and John Hancock Funds, LLC dated August 1, 2003 — previously filed as exhibit 99.(m).6 to post-effective amendment number 67 on August 5, 2003, accession number 0001010521-03-000255.

99.(m).7	Class R Shares Service Plan between John Hancock Classic Value Fund and John Hancock Funds, LLC dated August 1, 2003 — previously filed as exhibit 99.(m).7 to post-effective amendment number 67 on August 5, 2003, accession number 0001010521-03-000255.

99.(m).8	Class R Shares Service Plan between John Hancock U.S. Global Leaders Growth Fund and John Hancock Funds, LLC dated August 1, 2003 — previously filed as exhibit 99.(m).8 to post-effective amendment number 67 on August 5, 2003, accession number 0001010521-03-000255.

99.(m).9	Class R Shares Distribution Plan between John Hancock Large Cap Select Fund and John Hancock Funds, LLC dated November 3, 2003 — previously filed as exhibit 99.(m).9 to post-effective amendment number 63 on September 3, 2002, accession number 0001010521-02-000293.

99.(m).10	Class R Shares Service Plan between John Hancock Large Cap Select Fund and John Hancock Funds, LLC dated November 3, 2003 — previously filed as exhibit 99.(m).10 to post-effective amendment number 67 on August 5, 2003, accession number 0001010521-03-000255.

99.(m).11	Class A, Class B, Class C and Class R Distribution Plans between John Hancock Allocation Growth + Value Portfolio and John Hancock Funds, LLC dated September 19, 2005 — previously filed as exhibit 99.(m).11 to post-effective amendment number 75 filed on December 14, 2005, accession number 0001010521-05-000513.

99.(m).12	Class A, Class B, Class C and Class R Distribution Plans between John Hancock Allocation Core Portfolio and John Hancock Funds, LLC dated September 19, 2005 — previously filed as exhibit 99.(m).12 to post-effective amendment number 75 filed on December 14, 2005, accession number 0001010521-05-000513.

99.(m).13	Class R Shares Service Plan between John Hancock Allocation Growth & Value Portfolio and John Hancock Funds, LLC dated September 19, 2005 — previously filed as exhibit 99.(m).13 to post-effective amendment number 75 filed on December 14, 2005, accession number 0001010521-05-000513.

99.(m).14	Class R Shares Service Plan between John Hancock Allocation Core Portfolio and John Hancock Funds, LLC dated September 19, 2005 — previously filed as exhibit 99.(m).14 to post-effective amendment number 75 filed on December 14, 2005, accession number 0001010521-05-000513.

99.(m).15	Class A, Class B, and Class C Distribution Plans between John Hancock International Classic Value Fund and John Hancock Funds, LLC dated February 28, 2006 — previously filed as exhibit 99.(m).15 to post-effective amendment number 77 filed on May 15, 2006, accession number 0001010521-06-000392.

99.(m).16	Class A, Class B, Class C and Class R Distribution Plans between John Hancock Classic Value II Fund and John Hancock Funds, LLC dated July 1, 2006 — previously filed as exhibit 99.(m).16 to post-effective amendment number 78 filed on December 22, 2006, accession number 0001010521-06-000978.

99.(m).17	Class R Shares Service Plan between John Hancock Classic Value II Fund and John Hancock Funds, LLC dated July 1, 2006 — previously filed as exhibit 99.(m).17 to post-effective amendment number 78 filed on December 22, 2006, accession number 0001010521-06-000978.

99.(n)	Rule 18f-3 Plan. John Hancock Funds Class A, Class B, Class C and Class I Multiple Class Plan pursuant to Rule 18f-3 for Registrant — previously filed as exhibit (n) to post-effective amendment number 73 filed on May 2, 2005, accession number 0001010521-05-000150.

99.(n).1	John Hancock Funds Class A, Class B, Class C, Class I and Class R Multiple Class Plan pursuant to Rule 18f03 for Registrant — previously filed as exhibit (n) 1 to post-effective amendment number 73 filed on May 2, 2005, accession number 0001010521-05-000150.

99.(n).2	Rule 18f-3 Plan. John Hancock Funds Class A, Class B, Class C, Class I, Class NAV and Class R Multiple Class Plan (to add Classic Value Fund II) pursuant to Rule 18f-3 for Registrant dated July 1, 2006 — previously filed as exhibit 99.(n).2 to post-effective amendment number 78 filed on December 22, 2006, accession number 0001010521-06-000978.

99.(n).3	Rule 18f-3 Plan. John Hancock Funds Class A, Class B, Class C, Class I, and Class NAV Amended and Restated Multiple Class Plan (to add International Classic Value Fund) pursuant to Rule 18f-3 for Registrant dated December 22, 2006 — previously filed as exhibit 99.(n).3 to post-effective amendment number 78 filed on December 22, 2006, accession number 0001010521-06-000978.

99.(p)	Code of Ethics. John Hancock Funds, Inc. and Independence Investment Associates, Inc. — previously filed as exhibit 99.(p) to post-effective amendment number 55 filed on April 27, 2000, accession number 0001010521-00-000251.

99.(p).1	Code of Ethics. John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC, John Hancock Funds, LLC, John Hancock Distributors, LLC and each open-end and closed-end fund advised by a John Hancock adviser dated January 1, 2008 — FILED HEREWITH.

99.(p).2	Code of Ethics. Pzena Investment Management LLC. dated October 25, 2007 — FILED HEREWITH.

99.(p).3	Code of Ethics. Sustainable Growth Advisers, L.P — previously filed as exhibit 99.(p).5 to post-effective amendment number 71 filed on March 1, 2004,, accession number 0001010521-04-000070.

99.(p).4	Code of Ethics. Independent Directors/Trustees of the John Hancock Funds, dated December 1, 2005 — previously filed as exhibit 99.(p).6 to post-effective amendment number 77 filed on May 15, 2006, accession number 0001010521-06-000392.

99.(p).5	Code of Ethics. Third Amended and Restated, dated February 1, 2005, for Pzena Investment Management, LLC — previously filed as exhibit 99.(p).7 to post-effective amendment number 78 filed on December 22, 2006, accession number 0001010521-06-000978.

99.(p).6	Code of Ethics. Shay Assets Management, Inc., dated December 19, 2005 — previously filed as exhibit 99.(p).8 to post-effective amendment number 79 filed on April 25, 2007, accession number 0001010521-07-000350.